                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/

     Post-Effective Amendment No. 31                                 /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

     Amendment No. 32                                                /X/

                                UAM FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
              --------------------------------------------------

                          c/o UAM Fund Services, Inc.
                          211 Congress St., 4th Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (Address of Principal Executive Offices)
                   ----------------------------------------

                            Michael E. DeFao, Esq.
                                   Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)
                    ---------------------------------------

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA  19107-3469

     It is proposed that this filing become effective (check appropriate box):
          [_]  Immediately upon filing pursuant to Paragraph (b)
          [_]  on (date) pursuant to Paragraph (b)
          [X]  60 days after filing pursuant to paragraph (a) (1)
          [_]  on (date) pursuant to paragraph (a) (1)
          [_]  75 days after filing pursuant to Paragraph (a) (2)
          [_]  on (date) pursuant to Paragraph (a) (2) of Rule 485

     If appropriate, check the following box:

          [_]       This post-effective amendment designates a new effective
               date for a previously filed post-effective amendment.

                                    PART A
                                UAM FUNDS TRUST

The following prospectuses are included in this Post-Effective Amendment No. 31.

 .  BHM&S Total Return Bond Portfolio Institutional Class Shares
 .  BHM&S Total Return Bond Institutional Service Class Shares
 .  Cambiar Opportunity Portfolio
 .  Chicago Asset Management Intermediate Bond Portfolio
 .  Chicago Asset Management Value/Contrarian Portfolio
 .  Clipper Focus Portfolio
 .  FPA Crescent Portfolio Institutional Class Shares
 .  FPA Crescent Portfolio Advisor Class Shares
 .  Hanson Equity Portfolio
 .  Jacobs International Octagon Portfolio
 .  MJI International Equity Portfolio
 .  Pell Rudman Mid-Cap Growth Portfolio
 .  TJ Core Equity Portfolio

The following prospectuses are contained in Post-Effective Amendment No. 30, filed on April 22, 1999.

 .  Heitman Real Estate Portfolio Institutional Class Shares
 .  Heitman Real Estate Portfolio Institutional Service Class Shares

The prospectus for Dwight Capital Preservation Portfolio is contained in Post-Effective Amendment No. 29, filed on April 12, 1999.

                                             UAM Funds
                                             Funds for the Informed Investor/sm/



BHM&S Total Return Bond Portfolio
Institutional Class Prospectus                                     July 30, 1999








                                             UAM

                   The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the
                                    adequacy or accuracy of this prospectus. Any
                           representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio? ...................................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio? ............................   1
 How has the Portfolio Performed? ..........................................   2
 What are the Fees and Expenses of the Portfolio? ..........................   3

Investing with the UAM Funds ................................................. 4

 Buying Shares .............................................................   4
 Redeeming Shares ..........................................................   5
 Exchanging Shares .........................................................   5
 Transaction Policies ......................................................   5

Account Policies ............................................................. 8

 Small Accounts ............................................................   8
 Distributions .............................................................   8
 Federal Taxes .............................................................   8

Portfolio Details ........................................................... 10

 Principal Investments and Risks of the Portfolio ..........................  10
 Other Investment Practices and Strategies .................................  12
 Year 2000 .................................................................  12
 Investment Management .....................................................  13
 Shareholder Servicing Arrangements ........................................  15
 Additional Classes of Shares ..............................................  15

Financial Highlights ........................................................ 16

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
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  The portfolio seeks maximum long-term total return consistent with reason-able risk to principal by investing in investment grade fixed income secu-rities of varying maturities. The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment ob-jective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
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  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio invests at least 90% of its total assets in dollar-denomi-nated investment-grade debt securities. The portfolio tries to maintain an average weighted duration comparable to the Salomon Brothers' Broad or Lehman Brothers Aggregate Indices, which is approximately five years.

  The adviser actively manages the portfolio, focusing on security selec-tion, sector concentration and yield curve positioning. The adviser be-lieves that it can minimize volatility and generate superior returns over the long-term by investing in undervalued securities with above-average effective yields and capital appreciation potential. The adviser does not attempt to "time the market."

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
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  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

BHM&S Total Return Bond Portfolio

  Debt securities may lose value because:

  .   Of market conditions and economic and political events.

  . Interest rates rise, which tends to cause the value of debt securities to fall.

  . A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.

HOW HAS THE PORTFOLIO PERFORMED?
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  The bar chart and table below illustrate how the performance of this class of the portfolio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the in-vestment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfo-lio to those of a broad-based securities market index. Past performance does not guarantee future results.

  Calendar Year Returns

                           [BAR GRAPH APPEARS HERE]

                              1996               3.48%
                              1997               8.83%
                              1998               7.41%

                                                 Quarter
                                         Return   Ended
  --------------------------------------------------------
   Highest quarter:
  --------------------------------------------------------
   Lowest Quarter
  --------------------------------------------------------
   Year-To-Date                                  6/30/99



  Average Annual Returns
                                                  Since
   Periods ended 12/31/98                1 Year Inception*
  --------------------------------------------------------
   BHM&S Total Return Bond Portfolio     7.41%     6.99%
  --------------------------------------------------------
   Lehman Brothers Aggregate Bond Index  8.69%     7.86%

  * The fund began operations 11/1/95. Index comparisons begin on 10/31/95.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
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Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal
   year ended
   4/30/99
  -----------------------
   Management fees  0.35%
  -----------------------
   Other expenses
  -----------------------
   Total expenses   0.60%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assump-tions your costs would be:

   1 Year   3 Years 5 Years 10 Years
  ----------------------------------

 Investing with the UAM Funds


BUYING SHARES
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                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment Plan                                 completed application to
  (Via ACH)                                       the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs
                     $250--spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
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  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:
                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to redeem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic    If your account balance is at least $10,000, you may
  Withdrawal Plan  transfer as little as $100 per month from your UAM Funds
  (Via ACH)        account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
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  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
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Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow you to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


SMALL ACCOUNTS
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  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
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  Normally, the portfolio distributes its net investment income quarterly. In addition, the portfolio distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account ap-plication to receive them in cash.

FEDERAL TAXES
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  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply

Taxes on Exchanges and Redemptions

  When you exchange or redeem shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details



PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
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  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with its objective and other policies described in the SAI, the portfolio may change these strategies without shareholder approval.

  The portfolio invests at least 90% of its total assets in dollar-denomi-nated investment-grade debt securities with an intermediate average matu-rity. The portfolio maintains an average weighted duration comparable to the Salomon Brothers' Broad or Lehman Brothers Aggregate Indices, which is approximately five years. To manage its duration, the portfolio may hedge its interest rate risk by purchasing and selling futures.

  Investment Process

  The adviser expects to manage the portfolio actively, focusing on security selection, sector concentration and yield curve positioning. The adviser invests the assets of the portfolio in securities, industry sectors and maturity ranges that it believes the market has undervalued. The adviser believes that it can minimize volatility and generate superior returns over the long-term by:

  . Investing in high quality securities that possess above-average effec-tive yields and the potential for capital appreciation.

  .   Maintaining a conservative, intermediate maturity structure.

  .   Diversifying its assets along the yield curve.

  The adviser does not attempt to time the market because it believes there are too many variables to successfully forecast economic conditions con-sistently.

  The adviser's security selection process begins by analyzing the yield-to-maturity premium of a bond (or spread) versus the most recently issued U.S. treasury security of similar maturity. Once it identifies bonds with an above-average premium, it then evaluates factors that could influence the future premium such as credit quality, security structure and supply/demand. The objective of this process is to identify those issues whose yield premium will compress or narrow term performance.

  Debt Securities

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). Debt securities include securities issued by corpo-rations and the U.S. government and its agencies, mortgage-backed and as-set-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, Yankee bonds, commercial paper and certificates of deposit.

  The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by esti-mating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behav-ior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, changing its effective dura-tion. The unexpected timing of mortgage backed and asset-backed prepay-ments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is pur-chased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

OTHER INVESTMENT PRACTICES AND STRATEGIES
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  In addition to the principal investments described above, the portfolio may invest in derivatives and may deviate from its investment strategies from time to time. It may also employ investment practices that this pro-spectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the SAI.

Derivatives

  The portfolio may use including futures and options (types of derivatives) to remain fully invested, to reduce transaction costs and to hedge inter-est rates. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
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  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
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Investment Adviser

  Barrow, Hanley, Mewhinney & Strauss, Inc., a Nevada corporation located at 70 West Madison Street, 56th Floor, Chicago, Illinois 60602, is the in-vestment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The advis-er, an affiliate of United Asset Management Corporation, has specialized in the active management of stocks, bonds and balanced portfolios for in-stitutional and tax-exempt clients since 1979. The adviser currently pro-vides and offers investment management services to corporate, public and Taft-Hartley employee benefit plans, foundations, endowments, health care and other institutions and investors.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals that comprise that team and a brief description of their busi-ness experience.

   Manager          Experience
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   John S. Williams Mr. Williams is currently a Fixed Income Principal of the adviser. Mr. Williams joined the adviser as its first Fixed
                    Income Portfolio Manager in 1983. Mr. Williams has also
                    managed balanced and municipal portfolios during his 21-
                    year investment career. Before joining the adviser, he was responsible for the management of all fixed income assets
                    at Southland Trust, Dallas, Texas, and before that was a
                    Portfolio Manager and Securities Analyst at InterFirst Bank
                    Dallas Trust Department. Mr. Williams has served on the Ad-
                    visory Committee for the Texas Teachers Retirement System
                    and is an active member in the Dallas Investment Analysts
                    Society. He currently is a Director of United Asset Manage-
                    ment Corporation. Mr. Williams is a Chartered Financial An-
                    alyst, earning his MBA in 1976 and BBA in 1975 from Texas
                    Christian University.

   Manager             Experience
  -----------------------------------------------------------------------------
   David R. Hardin     Mr. Hardin is currently a Fixed Income Principal and
                       Portfolio Manager of the adviser. Before joining the ad-
                       viser in 1987, Mr. Hardin was Vice President and Direc-
                       tor of the Fixed Income Group of RepublicBank Dallas
                       Trust Department. In that position, he was responsible
                       for the management of all taxable and tax-exempt fixed
                       income assets of the Trust Division, including all sepa-
                       rately managed accounts, collective investment fund
                       products, and the creation of and management of an SEC-
                       registered mutual fund. Before attaining the Director's
                       position, Mr. Hardin was a Taxable Portfolio Manager and
                       served as the Credit Analyst for the Trust Division. He
                       started his investment career as a private placement
                       credit analyst while employed by American General Insur-
                       ance Co. in Houston in 1976. Mr. Hardin received an
                       M.Sc. from the London School of Economics in 1975 and a
                       BBA from Texas Christian University in 1973.
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   J. Scott McDonald   Mr. McDonald is currently a Fixed Income Principal and
                       Portfolio Manager of the adviser. Mr. McDonald joined
                       the adviser in 1995 to serve as a Security and Portfolio
                       Specialist for the Fixed Income Group. In addition to
                       Security and Portfolio Analyst, he is responsible for
                       systems analytics used in the evaluation of
                       effective/option adjusted yield measurements for all se-
                       curities and portfolios. He also serves as compliance
                       monitor of all fixed income portfolios to ensure common-
                       ality of structure and diversification. Mr. McDonald
                       previously served as the Senior Vice President and Port-
                       folio Manager at Life Partners Group, Inc. in Dallas.
                       While with Life Partners, he was responsible for imple-
                       menting strategy for $3 billion in assets. Additionally,
                       Texas Commerce Bank Houston employed him as a Credit Su-
                       pervisor and Lending Officer. He received his MBA in
                       1991 from the University of Texas at Austin and his BBA
                       from Southern Methodist University in 1986.
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   Mark C. Luchsinger  Mr. Luchsinger is currently a Fixed Income Principal and
                       Portfolio Manager of the adviser. Mr. Luchsinger is the
                       newest senior member of the fixed income product team.
                       Before joining the adviser in April of 1997, he had
                       spent years in fixed income sales at First Boston Corpo-
                       ration, PaineWebber and Morgan Keegan, responsible for a
                       wide array of security and client types. During Mr.
                       Luchsinger's investment career, he has also served as
                       Chief Investment Officer for Great American Reserve In-
                       surance Company in Dallas, where he was responsible for
                       the management of over $1 billion in fixed income and
                       equity portfolios; Senior Investment Portfolio Manager
                       for Scor Reinsurance Company in Irving. Mr. Luchsinger
                       is a Chartered Financial Analyst and earned his BBA from
                       Bowling Green State University in 1980.
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   Deborah J. Anderson Ms. Anderson is currently a Senior Portfolio Assistant of the adviser. Ms. Anderson is responsible for all ad-
                       ministrative staff and their duties associated with the
                       fixed income product management, including
                       communication/liaison with all clients, custodial banks,
                       and brokerage relationships. She supervises all opera-
                       tional aspects of fixed income security trading and
                       works extensively with reporting requirements for all
                       clients and regulatory agencies. Before joining the ad-
                       viser in 1988, Ms. Anderson served as a Trust Officer
                       with Trust Company of Texas and its predecessor, South-
                       land Trust Co. She received a BBA in Accounting from the
                       University of Texas at Arlington in 1974.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Fees Paid by the UAM Funds to Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives 0.15% of the portion of the daily net asset value of Institutional Class Shares held by Salomon Smith Barney's eligible customer accounts in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it provides to certain de-fined contribution plan shareholders that are not otherwise provided by the UAM Funds' administrator.

ADDITIONAL CLASSES OF SHARES
-------------------------------------------------------------------------------

  The portfolio also offers an Institutional Service Class shares, which pay marketing or shareholder servicing fees.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the finan-cial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios assuming all dividends and distributions were reinvested.
       has audited this information. The financial statements and the un-
  qualified opinion of      are included in the annual report of the portfo-
  lio, which is available upon request by calling the UAM Funds at 1-877-
  826-5465.

 Portfolio Codes


  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       BHMSX                       902556109                                     629

BHM&S Total Return Bond Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                             UAM Funds
                                             Funds for the Informed Investor(sm)





BHM&S Total Return Bond Portfolio

Institutional Service Class Prospectus                             July 30, 1999

                                             UAM

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio? ...................................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio? ............................   1
 How has the Portfolio Performed? ..........................................   3
 What are the Fees and Expenses of the Portfolio?...........................   4

Investing with the Uam Funds ................................................. 5

 Buying Shares .............................................................   5
 Redeeming Shares ..........................................................   6
 Exchanging Shares .........................................................   6
 Transaction Policies ......................................................   6

Account Policies ............................................................ 10

 Small Accounts ............................................................  10
 Distributions .............................................................  10
 Federal Taxes .............................................................  10

Portfolio Details ........................................................... 12

 Principal Investments and Risks of the Portfolio ..........................  12
 Other Investment Practices and Strategies .................................  14
 Year 2000 .................................................................  14
 Investment Management .....................................................  15
 Shareholder Servicing Arrangements ........................................  17
 Additional Classes of Shares ..............................................  18

Financial Highlights ........................................................ 19

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks maximum long-term total return consistent with reason-able risk to principal by investing in investment grade fixed income secu-rities of varying maturities. The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment ob-jective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio invests at least 90% of its total assets in dollar-denomi-nated investment-grade debt securities. The portfolio tries to maintain an average weighted duration comparable to the Salomon Brothers' Broad or Lehman Brothers Aggregate Indices, which is approximately five years.

  The adviser actively manages the portfolio, focusing on security selec-tion, sector concentration and yield curve positioning. The adviser be-lieves that it can minimize volatility and generate superior returns over the long-term by investing in undervalued securities with above-average effective yields and capital appreciation potential. The adviser does not attempt to "time the market."

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

BHM&S Total Return Bond Portfolio

  Debt securities may lose value because:

  .   Of market conditions and economic and political events.

  . Interest rates rise, which tends to cause the value of debt securities to fall.

  . A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of this class of the portfolio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the in-vestment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfo-lio to those of a broad-based securities market index. Past performance does not guarantee future results.

  Calendar Year Returns



                           Quarter
                    Return  Ended
  --------------------------------
   Highest Quarter  3.57%  6/30/97
  --------------------------------
   Lowest Quarter   4.58%  3/31/96
  --------------------------------
   Year-To-Date            6/30/99

  Average annual returns

                                                  Since
   Periods ended 12/31/98                1 Year Inception*
  --------------------------------------------------------
   BHM&S Total Return Bond Portfolio     7.15%    6.70%
  --------------------------------------------------------
   Lehman Brothers Aggregate Bond Index  8.69%    7.86%

  * The fund began operations 11/1/95. Index comparisons begin on 10/31/95.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal year
   ended 4/30/99
  ----------------------------
   Management Fees       0.35%
  ----------------------------
   Service (12b-1) Fees  0.25%
  ----------------------------
   Other Expenses
  ----------------------------
   Total Expenses        0.60%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assump-tions your costs would be:

   1 Year   3 Years 5 Years 10 Years
  ----------------------------------

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic Investment Plan (Via ACH)
                     Not Available                To set up a plan, mail a
                                                  completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum Investments$2,500--regular account      $100
                     $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the

  New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day. The UAM Funds are open for busi-ness on the same days as the NYSE, which is closed on weekends and certain holidays.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow you to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, the portfolio distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account ap-plication to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you exchange or redeem shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with its objective and other policies described in the SAI, the portfolio may change these strategies without shareholder approval.

  The portfolio invests at least 90% of its total assets in dollar-denomi-nated investment-grade debt securities with an intermediate average matu-rity. The portfolio maintains an average weighted duration comparable to the Salomon Brothers' Broad or Lehman Brothers Aggregate Indices, which is approximately five years. To manage its duration, the portfolio may hedge its interest rate risk by purchasing and selling futures.

  Investment Process

  The adviser expects to manage the portfolio actively, focusing on security selection, sector concentration and yield curve positioning. The adviser invests the assets of the portfolio in securities, industry sectors and maturity ranges that it believes the market has undervalued. The adviser believes that it can minimize volatility and generate superior returns over the long-term by:

  . Investing in high quality securities that possess above-average effec-tive yields and the potential for capital appreciation.

  .   Maintaining a conservative, intermediate maturity structure.

  .   Diversifying its assets along the yield curve.

  The adviser does not attempt to time the market because it believes there are too many variables to successfully forecast economic conditions con-sistently.

  The adviser's security selection process begins by analyzing the yield-to-maturity premium of a bond (or spread) versus the most recently issued U.S. treasury security of similar maturity. Once it identifies bonds with an above-average premium, it then evaluates factors that could influence the future premium such as credit quality, security structure and supply/demand. The objective of this process is to identify those issues whose yield premium will compress or narrow term performance.

  Debt Securities

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). Debt securities include securities issued by corpo-rations and the U.S. government and its agencies, mortgage-backed and as-set-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, Yankee bonds, commercial paper and certificates of deposit.

  The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by esti-mating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behav-ior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, changing its effective dura-tion. The unexpected timing of mortgage backed and asset-backed prepay-ments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is pur-chased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------


  In addition to the principal investments described above, the portfolio may invest in derivatives and may deviate from its investment strategies from time to time. It may also employ investment practices that this pro-spectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the SAI.

Derivatives

  The portfolio may use including futures and options (types of derivatives) to remain fully invested, to reduce transaction costs and to hedge inter-est rates. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------


  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary func-tions and could disrupt the operations of the UAM Funds or financial mar-kets in general. The year 2000 issue affects all companies and organiza-tions, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Barrow, Hanley, Mewhinney & Strauss, Inc., a Nevada corporation located at 70 West Madison Street, 56th Floor, Chicago, Illinois 60602, is the in-vestment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The advis-er, an affiliate of United Asset Management Corporation, has specialized in the active management of stocks, bonds and balanced portfolios for in-stitutional and tax-exempt clients since 1979. The adviser currently pro-vides and offers investment management services to corporate, public and Taft-Hartley employee benefit plans, foundations, endowments, health care and other institutions and investors.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-
  viser   % of its average net assets in management fees.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals that comprise that team and a brief description of their busi-ness experience.

   Manager           Experience
  -----------------------------------------------------------------------------
   John S. Williams  Mr. Williams is currently a Fixed Income Principal of the adviser. Mr. Williams joined the adviser as its first
                     Fixed Income Portfolio Manager in 1983. Mr. Williams has
                     also managed balanced and municipal portfolios during his
                     21-year investment career. Before joining the adviser, he
                     was responsible for the management of all fixed income as-
                     sets at Southland Trust, Dallas, Texas, and before that
                     was a Portfolio Manager and Securities Analyst at
                     InterFirst Bank Dallas Trust Department. Mr. Williams has
                     served on the Advisory Committee for the Texas Teachers
                     Retirement System and is an active member in the Dallas
                     Investment Analysts Society. He currently is a Director of
                     United Asset Management Corporation. Mr. Williams is a
                     Chartered Financial Analyst, earning his MBA in 1976 and
                     BBA in 1975 from Texas Christian University.
  -----------------------------------------------------------------------------
   David R. Hardin   Mr. Hardin is currently a Fixed Income Principal and Port-
                     folio Manager of the adviser. Before joining the adviser
                     in 1987, Mr. Hardin was Vice President and Director of the
                     Fixed Income Group of RepublicBank Dallas Trust Depart-
                     ment. In that position, he was responsible for the manage-
                     ment of all taxable and tax-exempt fixed income assets of
                     the Trust Division, including all separately managed ac-
                     counts, collective investment fund products, and the crea-
                     tion of and management of an SEC-registered mutual fund.
                     Before attaining the Director's position, Mr. Hardin was a
                     Taxable Portfolio Manager and served as the Credit Analyst for the Trust Division. He started his investment career
                     as a private placement credit analyst while employed by
                     American General Insurance Co. in Houston in 1976. Mr.
                     Hardin received an M.Sc. from the London School of Econom-
                     ics in 1975 and a BBA from Texas Christian University in
                     1973.
  -----------------------------------------------------------------------------
   J. Scott McDonald Mr. McDonald is currently a Fixed Income Principal and
                     Portfolio Manager of the adviser. Mr. McDonald joined the
                     adviser in 1995 to serve as a Security and Portfolio Spe-
                     cialist for the Fixed Income Group. In addition to Secu-
                     rity And Portfolio Analyst, he is responsible for systems
                     analytics used in the evaluation of effective/option ad-
                     justed yield measurements for all securities and portfo-
                     lios. He also serves as compliance monitor of all fixed
                     income portfolios to ensure commonality of structure and
                     diversification. Mr. McDonald previously served as the Se-
                     nior Vice President and Portfolio Manager at Life Partners
                     Group, Inc. in Dallas. While with Life Partners, he was
                     responsible for implementing strategy for $3 billion in
                     assets. Additionally, Texas Commerce Bank Houston employed him as a Credit Supervisor and Lending Officer. He re-
                     ceived his MBA in 1991 from the University of Texas at
                     Austin and his BBA from Southern Methodist University in
                     1986.

   Manager             Experience
  -----------------------------------------------------------------------------
   Mark C. Luchsinger  Mr. Luchsinger is currently a Fixed Income Principal and
                       Portfolio Manager of the adviser. Mr. Luchsinger is the
                       newest senior member of the fixed income product team.
                       Before joining the adviser in April of 1997, he had
                       spent years in fixed income sales at First Boston Corpo-
                       ration, PaineWebber and Morgan Keegan responsible for a
                       wide array of security and client types. During Mr.
                       Luchsinger's investment career, he has also served as
                       Chief Investment Officer for Great American Reserve In-
                       surance Company in Dallas, where he was responsible for
                       the management of over $1 billion in fixed income and
                       equity portfolios; Senior Investment Portfolio Manager
                       for Scor Reinsurance Company in Irving. Mr. Luchsinger
                       is a Chartered Financial Analyst and earned his BBA from
                       Bowling Green State University in 1980.
  -----------------------------------------------------------------------------
   Deborah J. Anderson Ms. Anderson is currently a Senior Portfolio Assistant of the adviser. Ms. Anderson is responsible for all ad-
                       ministrative staff and their duties associated with the
                       fixed income product management, including
                       communication/liaison with all clients, custodial banks,
                       and brokerage relationships. She supervises all opera-
                       tional aspects of fixed income security trading and
                       works extensively with reporting requirements for all
                       clients and regulatory agencies. Before joining the ad-
                       viser in 1988, Ms. Anderson served as a Trust Officer
                       with Trust Company of Texas and its predecessor, South-
                       land Trust Co. She received a BBA in Accounting from the
                       University of Texas at Arlington in 1974.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Distribution Plans

  The UAM Funds have adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Funds' 12b-1 plans allow them to pay up to 1.00% of its average daily net assets annu-ally for these services. However, they are currently authorized to pay only 0.25% per year. Because Institutional Service Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

Fees Paid by the UAM Funds to Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives from such entities an amount equal to up to 33.3% of the portion of the investment advisory fees attributable to the invested assets of Salo-mon Smith Barney's eligible customer accounts without regard to any ex-pense limitation in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it pro-vides to certain defined contribution plan shareholders that are not oth-erwise provided by the UAM Funds' administrator.

ADDITIONAL CLASSES OF SHARES
-------------------------------------------------------------------------------

  The portfolio also offers an Institutional Class shares, which do not pay marketing or shareholder servicing fees.

 Financial Highlights

  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the finan-cial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios assuming all dividends and distributions were reinvested.
       has audited this information. The financial statements and the un-
  qualified opinion of      are included in the annual report of the portfo-
  lio, which is available upon request by calling the UAM Funds at 1-877-
  826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       BHYYX                       902556208                                     630

BHM&S Total Return Bond Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information


  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                   UAM FUNDS
                                   Funds for the Informed Investor(SM)



     Cambiar Opportunity Portfolio
     Institutional Class Prospectus                      July 31, 1999





                                                                UAM(R)



       The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio?....................................   1
 What are the Principal Investment Strategies of the Portfolio?.............   1
 What are the Principal Risks of the Portfolio?.............................   1
 What are the Fees and Expenses of the Portfolio?...........................   3

Investing with the UAM Funds ................................................. 4

 Buying Shares..............................................................   4
 Redeeming Shares...........................................................   5
 Exchanging Shares..........................................................   5
 Transaction Policies.......................................................   6

Account Policies ............................................................. 9

 Small Accounts.............................................................   9
 Distributions..............................................................   9
 Federal Taxes..............................................................   9

Portfolio Details ........................................................... 11

 Principal Investments and Risks of the Portfolio...........................  11
 Other Investment Practices and Strategies..................................  12
 Year 2000..................................................................  14
 Investment Management......................................................  14
 Shareholder Servicing Arrangements.........................................  16

Financial Highlights ........................................................ 18

 Portfolio Summary

WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks capital growth and preservation by investing primarily in common stocks. The portfolio cannot guarantee it will meet its invest-ment objective. The portfolio may not change its investment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  Normally, the portfolio invests at least 65% of its total assets in common stocks of mid- to large sized companies. The adviser looks for financially strong companies:

  . Undergoing positive developments that the market has not yet recog-nized.

  .   Selling at historically low prices.

  .   Having seasoned management.

  .   Enjoying product or market advantages.

  The adviser uses a team approach that focuses first on individual stocks and then on industries or sectors (groups of related industries) of the economy.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Cambiar Opportunity Portfolio

  The portfolio's main risks are those associated with investing in equity securities.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal year ended
     4/30/99@
  -----------------------------------
   Management Fees              1.00%
  -----------------------------------
   Other Expenses
  -----------------------------------
   Total Expenses*              1.00%

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolio. Due to certain expense limits by the adviser and expense off-sets, investors in the portfolio actually paid the total operating ex-penses listed in the table below. The adviser may change or cancel its expense limitation at any time.

   For the fiscal year ended
     4/30/99
  -----------------------------------
   Actual Expenses              1.30%

  @ The portfolio began operation on June 30, 1998.

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year   3 Years 5 Years 10 Years
  ----------------------------------

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows.
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic Investment Plan (Via ACH)
                     Not Available                To set up a plan, mail a
                                                  completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  MinimumInvestments $2,500--regular account      $100
                     $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for busi-ness on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt secu-rities that will mature in 60 days or less at amortized cost, which ap-proximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, it distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in addi-tional shares of the portfolio, unless you elect on your account applica-tion to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in this portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual report. As long as it is consistent with its ob-jective, the portfolio may change these strategies without shareholder ap-proval.

  Normally, the portfolio invests at least 65% of its total assets in common stocks of companies that are relatively large in terms of revenues, assets and market capitalization (typically over $500 million at the time of ini-tial purchase). The portfolio may also invest in other types of equity securities.

Investment Process

  The adviser's investment professionals work as a team to develop invest-ment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. It also evaluates economic conditions and fiscal and monetary policies.

  The adviser's approach focuses first on individual stocks and then on in-dustries or sectors (groups of related industries). The adviser does not attempt to time the market. The adviser's tries to select quality companies:

  .   Possessing above-average financial characteristics.

  .   Having seasoned management.

  .   Enjoying product or market advantages.

  . Whose stock is selling at a relatively low price based on historical price-to-earnings, price-to-book, price-to-sales and price-to-cash flow ratios.

  . Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products.

  .   Possessing the potential to appreciate by 50% within 12 to 18 months.

  The portfolio may sell a stock because:

  .   It realizes positive developments and achieves its target price.

  .   Its price moves too far too fast.

  .   It becomes overweighted.

  .   The positive developments the adviser expected fail to unfold.

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may invest in foreign securities and derivatives and may deviate from its investment strategy from time to time. It may also employ investment prac-tices that this prospectus does not describe, such as repurchase agree-ments, when-issued and forward commitment transactions, lending of securi-ties, borrowing and other techniques. For information concerning these in-vestment practices and their risks, you should read the SAI.

American Depositary Receipts (ADRs)

  The portfolio may invest up to 25% of its assets in ADRs. ADRs are certif-icates evidencing ownership of shares of a foreign issuer that are issued by depository banks and generally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

  In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in con-verting to the Euro could negatively affect the investments of a portfo-lio.

Derivatives

  The portfolio may use derivatives, including futures and options, to re-main fully invested or reduce transaction costs. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Cambiar Investors, Inc., a Colorado corporation located at 8400 East Pren-tice Avenue, Suite 460, Englewood, Colorado 80111, is the investment ad-viser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser, an affil-iate of United Asset Management Corporation, has provided investment man-agement services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1973.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to limit the expenses of the portfolio to 1.30% of its average net assets. To maintain this expense limit, the ad-viser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals that comprise that team and a brief description of their busi-ness experience.

   Manager                  Experience
  -----------------------------------------------------------------------------
   Michael S. Barish, CFA   President and Founder of the adviser since 1973.
  -----------------------------------------------------------------------------
   Kathleen M. McCarty, CFA Ms. McCarty joined the adviser in 1987 and she is currently a Senior Vice President and Portfolio
                            Manager.
  -----------------------------------------------------------------------------
   Michael J. Gardener, CFA Mr. Gardner joined the adviser in 1995 and he is currently a Vice President and Portfolio Manager.
                            From 1991-1995, he was an Equity Research Analyst
                            with Simmons & Company.
  -----------------------------------------------------------------------------
   Brian M. Barish, CFA     Mr. Barish joined the adviser in 1997 as Vice Pres-
                            ident and Portfolio Manager. From 1993 to 1997, he
                            was Vice President and Director of Emerging Markets
                            at Lazard Freres & Co. LLC. From 1992-1993, he Mr.
                            Barish was an analyst at Bear Stearns.
  -----------------------------------------------------------------------------
   Maria L. Azari, CFA      Ms. Azari joined the adviser in 1997 and she is
                            currently a Vice President and Portfolio Manager.
                            From 1992-1997, she was an Investment Analyst at
                            Eaton Vance Management.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts reflects deductions for all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's perfor-mance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, it results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                                 Cambiar Investors, Inc.
                                 Composite Returns*                    S&P 500 Index
  ----------------------------------------------------------------------------------
   Calendar Years Ended:
  ----------------------------------------------------------------------------------
    1975                                 34.80%                            37.20%
  ----------------------------------------------------------------------------------
    1976                                 32.40%                            23.80%
  ----------------------------------------------------------------------------------
    1977                                 14.40%                            (7.20)%
  ----------------------------------------------------------------------------------
    1978                                 22.50%                             6.60%
  ----------------------------------------------------------------------------------
    1979                                 24.00%                            18.40%
  ----------------------------------------------------------------------------------
    1980                                 25.50%                            32.40%
  ----------------------------------------------------------------------------------
    1981                                  9.80%                            (4.90)%
  ----------------------------------------------------------------------------------
    1982                                 33.30%                            21.60%
  ----------------------------------------------------------------------------------
    1983                                 22.60%                            22.40%
  ----------------------------------------------------------------------------------
    1984                                  2.90%                             6.10%
  ----------------------------------------------------------------------------------
    1985                                 29.30%                            31.57%
  ----------------------------------------------------------------------------------
    1986                                 23.67%                            18.21%
  ----------------------------------------------------------------------------------
    1987                                  6.10%                             5.17%
  ----------------------------------------------------------------------------------
    1988                                 17.11%                            16.50%
  ----------------------------------------------------------------------------------
    1989                                 23.23%                            31.43%
  ----------------------------------------------------------------------------------
    1990                                  2.83%                            (3.19)%
  ----------------------------------------------------------------------------------
    1991                                 31.51%                            30.55%
  ----------------------------------------------------------------------------------
    1992                                  9.56%                             7.68%
  ----------------------------------------------------------------------------------
    1993                                 13.66%                            10.00%
  ----------------------------------------------------------------------------------
    1994                                  1.00%                             1.33%
  ----------------------------------------------------------------------------------
    1995                                 33.54%                            37.50%
  ----------------------------------------------------------------------------------
    1996                                 23.92%                            23.25%
  ----------------------------------------------------------------------------------
    1997                                 33.65%                            33.36%
  ----------------------------------------------------------------------------------
    1998
  ----------------------------------------------------------------------------------
   Average Annual Retunrs for the periods ended  / /
    1-year
  ----------------------------------------------------------------------------------
    5-years
  ----------------------------------------------------------------------------------
    10-years
   Cumulative Since Inception (1/1/75)

  * During the period shown (1/1/75- / / ), fees on the adviser's individual accounts ranged from 0.25% to 2.0%. The adviser's returns presented above are net of the maximum fee of 2.0%. Net returns to investors vary depending on the management fee.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

   Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

 Financial Highlights

  The financial highlights table is intended to help you understand the fi-nancial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios
  assuming all dividends and distributions were reinvested.        has au-
  dited this information. The financial statements and the unqualified opin-
  ion of        are included in the annual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
        N/A                        902555408                                     637

Cambiar Opportunity Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolios and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:


                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The funds' Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                             UAM Funds
                                             Funds for the Informed Investor/sm/



Chicago Asset Management Portfolios
Institutional Class Prospectus                                     July 30, 1999

Chicago Asset Management Intermediate Bond Portfolio
Chicago Asset Management Value/Contrarian



                                             UAM

                   The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the
                                                 contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What are the Objectives of the Portfolios? ................................   1
 What are the Principal Investment Strategies of the Portfolios? ...........   1
 What are the Principal Risks of the Portfolios? ...........................   2
 How have the Portfolios Performed? ........................................   4
 What are the Fees and Expenses of the Portfolios? .........................   6

Investing with the UAM Funds ................................................. 7
 Buying Shares .............................................................   7
 Redeeming Shares ..........................................................   8
 Exchanging Shares .........................................................   8
 Transaction Policies ......................................................   8

Account Policies ............................................................ 12
 Small Accounts ............................................................  12
 Distributions .............................................................  12
 Federal Taxes .............................................................  12

Portfolio Details ........................................................... 14
 Principal Investments and Risks of the Portfolios .........................  14
 Other Investment Practices and Strategies .................................  17
 Year 2000 .................................................................  19
 Investment Management .....................................................  20
 Shareholder Servicing Arrangements ........................................  23

Financial Highlights ........................................................ 25

 Portfolio Summary


WHAT ARE THE OBJECTIVES OF THE PORTFOLIOS?
-------------------------------------------------------------------------------

  Listed below are the investment objectives of the portfolios. The portfo-lios cannot guarantee they will meet their investment objectives. A port-folio may not change its investment objective without shareholder approv-al.

Intermediate Bond Portfolio

  The portfolio seeks a high level of current income consistent with moder-ate interest rate exposure by investing primarily in investment-grade bonds with an average weighted maturity between 3 and 10 years.

Value/Contrarian Portfolio

  The portfolio seeks capital appreciation by investing in the common stock of large companies.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIOS?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lios. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS."

Intermediate Bond Portfolio

  The portfolio normally invests at least 65% of its total assets in invest-ment-grade debt securities with maturities that range from 3 to 10 years.

  The adviser manages the portfolio to limit the risk of investing in the bond market and to offer some protection from changes in the prices (vola-tility) of debt securities. The adviser does not attempt to forecast in-terest rates. The adviser believes it can add to the return of the portfo-lio by:

  . Taking an approach that is the opposite of what most investors are doing at a particular time (a "contrarian" approach).

  . Focusing its efforts on the more traditional aspects of portfolio management, such as sector valuations, coupons, call features and the shape of the yield curve.

Value/Contrarian Portfolio

  The portfolio seeks to outperform the market by investing primarily in common stocks of large, high-quality companies whose stocks are selling at attractive prices due to short-term market misperceptions. The invest-ment approach of the adviser focuses on individual stocks rather than in-dustries or sectors of the economy. The adviser attempts to pick stocks:

  . That it believes the market has priced below their true value because of a failure to recognize the potential of the stock or value of the company.

  . Of companies that are currently out-of-favor (typically, rated as "hold" or "sell" by most analysts), but present strong long-term opportunities.

  The adviser does not attempt to time the market.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIOS?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolios. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and unpredictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Intermediate Bond Portfolio

  The portfolio's main risks are those associated with investing in debt se-curities using a value oriented approach.

  Debt securities may lose value because:

  .   Of market conditions and economic and political events.

  . Interest rates rise, which tends to cause the value of debt securities to fall.

  . A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.

Value/Contrarian Portfolio

  The portfolio's main risks are those associated with investing in equity securities using a value oriented approach.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or sector or a particular company.

Intermediate Bond Portfolio and Value/Contrarian Portfolio

  Since the adviser selects securities for each portfolio using a value ori-ented approach, each portfolio takes on the risks that are associated a value oriented investment approach.

  Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

HOW HAVE THE PORTFOLIOS PERFORMED?
-------------------------------------------------------------------------------

  The bar charts and tables below illustrate how the performance of each portfolio has varied from year to year and provide some indication of the risks of investing in the portfolios. The bar chart shows the investment returns of each portfolio for each full calendar year. The table following the bar chart compares the average annual returns of each portfolio to those of a broad-based securities market index. Past performance does not guarantee future results.

Intermediate Bond Portfolio

  Calendar Year Returns
[BAR GRAPH APPEARS HERE]

1996               3.22%
1997               7.19%
1998               7.34%






Returns Chart Appears Here

                           Quarter
                    Return  Ended
  --------------------------------
   Highest Quarter  5.38%  6/30/95
  --------------------------------
   Lowest Quarter   0.94%  3/31/96
  --------------------------------
   Year-To-Date            6/30/99

  Average Annual Returns

                                                                     Since
   Average annual return for periods ended 12/31/98         1 Year Inception*
  ---------------------------------------------------------------------------
   Intermediate Bond Portfolio                              7.34%    7.93%
  ---------------------------------------------------------------------------
   Lehman Brothers Intermediate Government/ Corporate Bond
    Index                                                   8.44%    8.85%

  *The portfolio began operations 1/24/95. Index comparisons begin on 1/31/95.

Value/Contrarian Portfolio

  Calendar Year Returns

[Returns Chart Appears Here]


1995             27.88%
1996             13.81%
1997             18.90%
1998             15.86%

                           Quarter
                    Return  Ended
  --------------------------------
   Highest Quarter  12.42% 6/30/97
  --------------------------------
   Lowest Quarter    8.80% 9/30/98
  --------------------------------
   Year-To-Date            6/30/99

  Average Annual Returns

                                                               Since
   Average annual return for periods ended 12/31/98   1 Year Inception*
  ---------------------------------------------------------------------
   Value/Contrarian Portfolio                         16.17%   19.22%
  ---------------------------------------------------------------------
   S%P 500 Index                                      28.60%   30.49%

  *The portfolio began operations 12/16/94. Index comparisons begin on 12/31/94.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIOS?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolios.

   For the Fiscal Year   Intermediate Bond Value/Contrarian
   Ended 4/30/99             Portfolio        Portfolio
  ---------------------------------------------------------
   Management Fees             0.48%            0.625%
  ---------------------------------------------------------
   Other Expenses
  ---------------------------------------------------------
   Total Expenses*             0.48%            0.625%

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolios. Due to certain expense limits by the adviser and expense offsets, investors in the portfolios actually paid the total operating expenses listed in the table below. The adviser may change or cancel its expense limitation at any time.

   For the Fiscal Year   Intermediate Bond Value/Contrarian
   Ended 4/30/99             Portfolio        Portfolio
  ---------------------------------------------------------
   Actual Expenses             0.80%            1.25%

Example

  This example can help you to compare the cost of investing in these port-folios to the cost of investing in other mutual funds. The example assumes you invest $10,000 in a portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year 3 Years 5 Years 10 Years
  -------------------------------------------------------------
   Intermediate Bond Portfolio
  -------------------------------------------------------------
   Value/Contrarian Portfolio

 INVESTING WITH THE UAM FUNDS



BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number and      wire your money to the UAM
                     then send your com-          Funds as follows:
                     pleted account applica-
                     tion to the UAM Funds.
                     Wire your money to the
                     UAM Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic
  Investment Plan
  (Via ACH)          Not Available                To set up a plan, mail a
                                                  completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum
  Investments        $2,000--regular account      $100
                     $500--IRAs
                     $250--spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to redeem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic    If your account balance is at least $10,000, you may
  Withdrawal Plan  transfer as little as $100 per month from your UAM Funds
  (Via ACH)        account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your order. The portfolios calculate their NAVs as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and na-tional holidays.

  Securities that are traded on foreign exchanges may trade on days when a portfolio does not price its shares. Consequently, the value of the port-folios may change on days when you are unable to purchase or redeem shares of the portfolios.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow you to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its expenses.)

    Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

    Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum because of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolios distribute their net investment income quarterly. In addition, the portfolios distribute any net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolios, unless you elect on your account ap-plication to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in these portfolios. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolios will generally be taxable to share-holders as ordinary income or capital gains (which may be taxable at dif-ferent rates depending on the length of time the portfolio held the rele-vant assets). You will be subject to income tax on these distributions re-gardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolios expect to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolios invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the portfolios received from sources in foreign countries. The portfolios may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details


PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIOS
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolios may employ in seeking their objectives. For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on each portfolio's recent strategies and holdings in the annual report. As long as it is consistent with their objectives and other policies described in the SAI, each portfolio may change these strategies without shareholder approval.

Intermediate Bond Portfolio

  The portfolio normally invests at least 65% of its total assets in investment-grade debt securities with maturities that range from 3 to 10 years. The portfolio also may invest up to 10% of its assets in debt secu-rities rated below investment-grade (junk bonds).

  Investment Process

  The adviser manages the portfolio to limit the risk of investing in the bond market and to offer some protection from changes in the prices (vola-tility) of debt securities. Since many different factors affect bond pric-es, bond fund managers have historically found it difficult to outperform a bond market index. The adviser believes this is particularly true of bond fund managers that try to anticipate interest rates. To avoid wide variations in performance that tend to accompany interest rate predic-tions, the adviser does not attempt to forecast interest rates.

  At market tops and bottoms, market psychology tends to drive bond prices to extremes, overshooting their long-term equilibrium levels. Consequent-ly, "conventional wisdom" about a given security or sector's price move-ment or relative value is often wrong. The adviser believes it can to add to the return of the portfolio by:

  . Taking an approach that is the opposite of what most investors are doing at a particular time (a "contrarian" approach).

  . Focusing its efforts on the more traditional aspects of portfolio management, such as sector valuations, coupons, call features and the shape of the yield curve.

  Debt Securities

  The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by esti-mating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behav-ior can negatively affect the performance of a portfolio by shortening or lengthening its average maturity and, thus, changing its effective dura-tion. The unexpected timing of mortgage backed and asset-backed prepay-ments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is pur-chased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the ca-pacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Value Contrarian Portfolio

  The portfolio invests primarily in common stocks of companies with large market capitalizations (typically over $1 billion at the time of pur-chase). The portfolio also may invest in other types of equity securities.

  Investment Process

  The portfolio seeks to outperform the market by identifying attractive stocks, but not by attempting to time the market (i.e., trying to taking advantage of shifts in the overall direction of the market). The portfolio invests primarily in established, high-quality companies whose stock is selling at attractive prices due to short-term market misperceptions.

  The portfolio generally weights each of the equity securities it holds equally. The adviser regularly monitors the market value of each security the portfolio holds and will buy or sell shares of a particular security depending on whether the portion of the portfolio represented by that se-curity decreases or increases.

  The investment philosophy and process of the adviser is qualitative rather than quantitative. In investing the assets of the portfolio, the adviser:

  . Focuses on individual stocks rather than industry groups or sectors or on trying to forecast the overall strength of the stock market. The adviser looks for companies that are market leaders with sound balance sheets and capable, experienced management.

  . Tries to invest in stocks that the market has priced below their true value because of a failure to recognize the potential of the stock or value of the company. At the time of initial investment, these stocks typically trade below the mid-point of the price range for the last 12 months.

  . Looks for out-of-favor companies (typically, rated as "hold" or "sell" by most analysts) that present strong long-term opportunities. The adviser believes the market overreacts to temporary bad news. By closely monitoring research analysts, market commentators and others and then evaluating the impact of their opinions on stock prices, the adviser attempts to determine whether the market has properly valued a particular stock.

  The adviser generally sells a stock:

  .   When it reaches the price objective the adviser has set for the stock.

  . If the fundamental business operation or financial stability of the company turns negative.

  Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the adviser's assessment of a company is wrong, or if the market does not rec-ognize the value of the company, the price of its stock may fail to meet expectations and the portfolio's share price may suffer. A value-oriented portfolio may not perform as well as certain other types of mutual funds during periods when value stocks are out of favor.

Derivatives

  The portfolios may use various derivatives, including futures, forward foreign currency exchange contracts, options and swaps to hedge their in-vestments. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolios may invest in derivatives and foreign securities and may deviate from its investment strategy from time to time. They may also employ investment practices that this prospectus does not describe, such as repurchase

 Portfolio Codes


  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

                                Trading   CUSIP   Portfolio
                                Symbol   Number    Number
  ---------------------------------------------------------
   Intermediate Bond Portfolio   CAMBX  902556406    635
  ---------------------------------------------------------
   Value/Contrarian Portfolio    CAMEX  902556307    636

Chicago Asset Management Portfolios

  For investors who want more information about the portfolios, the follow-ing documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolios provide additional information about their investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolios during their last fis-cal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolios and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolios and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                   UAM Funds
                                   Funds for the Informed Investor(SM)



  Clipper focus Portfolio
  Institutional Class Prospectus                            July 31, 1999






                                                                      UAM(R)




  The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio? ...................................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio? ............................   1
 What are the Fees and Expenses of the Portfolio? ..........................   3

Investing with the UAM Funds ................................................. 4

 Buying Shares .............................................................   4
 Redeeming Shares ..........................................................   5
 Exchanging Shares .........................................................   5
 Transaction Policies ......................................................   5

Account Policies ............................................................. 9

 Small Accounts ............................................................   9
 Distributions .............................................................   9
 Federal Taxes .............................................................   9

Portfolio Details ........................................................... 11

 Principal Investments and Risks of the Portfolio ..........................  11
 Other Investment Practices and Strategies .................................  12
 Year 2000 .................................................................  13
 Investment Management .....................................................  14
 Shareholder Servicing Arrangements ........................................  16

Financial Highlights ........................................................ 18

 Portfolio Summary

WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks long-term capital growth. The portfolio cannot guaran-tee it will meet its investment objective. The portfolio may change its investment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The adviser focuses on dominant companies that:

  .   Have leading market positions.

  .   Generate excess cash flow.

  .   Have experienced and focused management.

  . Are in industries that are often "out-of-favor" in the investment com-munity.

  The adviser invests like a long-term business partner would invest--it values a company's assets, projects long-term free cash flows and seeks shareholder-oriented management. The adviser's investment process is very research intensive and includes:

  .   Meeting with company management, competitors and customers.

  . Preparing detailed valuation models to identify companies whose stock is undervalued compared to the company's intrinsic value.

  The portfolio is a nondiversified mutual fund that generally holds between 15 to 35 stocks. The adviser believes that concentrating the investments of the portfolio in the adviser's best investment ideas will produce supe-rior long-term performance.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Clipper Focus Portfolio

  The portfolio's main risks are those associated with being a non-diversified mutual fund that invests principally in equity securities us-ing a value oriented approach.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

  Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

  Diversifying a mutual fund's investment can reduce the risks of investing by limiting the amount of money it invests in any one issuer or, on a broader scale, in any one industry. Since the portfolio is not diversi-fied, it may invest a greater percentage of its assets in a particular is-suer than a diversified fund. Therefore, being non-diversified may cause the value of its shares to be more sensitive to changes in the market value of a single issuer or industry relative to diversified mutual funds.

  The portfolio remains fully invested in equity securities at all times. In bear markets a fully invested mutual fund will generally decline further than a portfolio with cash and or bond reserves.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

  For the fiscal year ended 4/30/99@

  -----------------------
   Management Fees  1.00%
  -----------------------
   Other Expenses
  -----------------------
   Total Expenses*  1.00%
  -----------------------

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolio. Due to certain expense limits by the adviser and expense off-sets, investors in the portfolio actually paid the total operating ex-penses listed in the table below. The adviser may change or cancel its expense limitation at any time.

  For the fiscal year ended 4/30/99

  -----------------------
   Actual Expenses  1.40%

  @  The portfolio began operations on September 10, 1998.

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year 3 Years 5 Years 10 Years
  --------------------------------

 Investing with the UAM Funds

BUYING SHARES
--------------------------------------------------------------------------------
                       To open an account
                                                  To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows.
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment Plan                                 completed application to
  (Via ACH)                                       the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your order. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for busi-ness on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, it distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in addi-tional shares of the portfolio, unless you elect on your account applica-tion to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in this portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual report. As long as it is consistent with its ob-jective, the portfolio may change these strategies without shareholder ap-proval.

Investment Process

  The adviser focuses on dominant companies that:

  .   Have leading market positions.

  .   Generate excess cash flow.

  .   Have experienced and focused management.

  . Are in industries that are often "out-of-favor" in the investment com-munity.

  The adviser invests like a long-term business partner would invest--it values a company's assets, projects long-term free cash flows and seeks shareholder-oriented management. The adviser's investment process is very research intensive and includes meeting with company management, competi-tors and customers. Some of the major factors the adviser considers when appraising an investment include balance sheet strength and the ability to generate earnings and free cash flow. The adviser's analysis gives little weight to current dividend income.

  The adviser prepares valuation models for each company being researched to identify companies that it believes the market has undervalued. The valua-tion models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. The adviser adds companies to the portfolio when their share price trades below the advis-er's estimate of intrinsic value and sells companies when their share prices reach the adviser's estimate of intrinsic value.

  The adviser believes that it can produce superior long-term performance by concentrating on its best investment ideas. Therefore, the portfolio will be more concentrated than the average equity mutual fund. The portfolio, which is a "non-diversified" mutual fund, generally contains between

  15 to 35 stocks. The portfolio will generally hold its investment in a particular company for an extended period.

  The adviser expects to invest fully the assets of the portfolio. Conse-quently, the adviser generally expects cash reserves to be less than 5% of the total assets of the portfolio.

Special Situations

  The portfolio may invest in special situations. A special situation arises when the adviser believes the securities of a particular company will ap-preciate in value within a reasonable period because of unique circum-stances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

  . Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints.

  . Material litigation, technological breakthroughs or temporary produc-tion or product introduction problems

  . Natural disaster, sabotage or employee error and new management or management policies.

  Special situations affect companies of all sizes and generally occur re-gardless of general business conditions or movements of the market as a whole.

  Special situations often involve much greater risk than is inherent in or-dinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may invest in foreign securities and may deviate from its investment strategies from time to time. It may also employ investment practices that that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these invest-ment practices and their risks, you should read the SAI.

Foreign Securities

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse politi-cal and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and dif-ficulties obtaining information about foreign companies can negatively af-fect investment decisions.

  In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in con-verting to the Euro could negatively affect the investments of a portfo-lio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service provider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' invest-ments or operations cannot be predicted. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Pacific Financial Research, Inc., a Massachusetts corporation located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210, is the investment adviser to the portfolio. The adviser manages and super-vises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has pro-vided investment management services to corporations, foundations, endow-ments, pension funds and other institutions as well as individuals since 1981.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to limit the expenses of the portfolio to 1.40% of its average net assets. To maintain this expense limit, the ad-viser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals that comprise that team and a brief description of their busi-ness experience.

   Manager         Experience
  -----------------------------------------------------------------------------
   James Gipson    Jim founded the adviser in 1980 and is currently President and a Principal. Jim received his B.A. and M.A. degrees in
                   Economics with honors from the University of California, Los
                   Angeles, and his M.B.A. degree with honors from Harvard
                   Business School. Before entering the investment industry, he served as an officer in the U.S. Navy and as a consultant
                   for McKinsey & Co. Before founding, he was a portfolio man-
                   ager at Source Capital Co. and at Batterymarch Financial. He authored Winning the Investment Game: A Guide for All Sea-
                   sons.
  -----------------------------------------------------------------------------
   Michael Sandler Michael received his B.B.A. with distinction, M.B.A. and
                   J.D. degrees from the University of Iowa. He spent two years with International Harvester as a Manager of Asset Redeploy-
                   ment and one year with Enterprise Systems, Inc. as Vice
                   President of Business Development. He joined the adviser in
                   1984 as an analyst and has been a Vice President, Portfolio
                   Manager and Principal since    .

   Manager      Experience
  -----------------------------------------------------------------------------
   Bruce Veaco  Bruce graduated summa cum laude from the University of Califor-
                nia, Los Angeles with a B.A. degree in Economics. He spent five years as a certified public accountant in the Los Angeles of-
                fice of Price Waterhouse where he was an Audit Manager. Bruce received his M.B.A. degree from Harvard Business School. Bruce joined the adviser in 1986 as an analyst and has been a Vice
                President, Portfolio Manager and Principal since    .
  -----------------------------------------------------------------------------
   Douglas Grey Doug received his B.E. cum laude in Mechanical/Materials Engi-
                neering and Economics from Vanderbilt University, and his
                M.B.A. from the University of Chicago. He was a General Motors
                Scholar and worked for General Motors as a design analysis en-
                gineer. Mr. Grey joined the adviser as an analyst in 1986 and has been a Vice President, Portfolio Manager and Principal
                since    .
  -----------------------------------------------------------------------------
   Peter Quinn  Peter received his B.S. degree in Finance from Boston College and his M.B.A. degree from the Peter F. Drucker School of Man-
                agement at the Claremont Graduate School. He joined the adviser as a research associate in 1987 and has been a Vice President,
                Portfolio Manager and Principal since    .
  -----------------------------------------------------------------------------

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts reflects deductions for all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's perfor-mance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, it results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                                          Pacific Financial
                                           Research, Inc.*  1S&P 500 Index
--------------------------------------------------------------------------
   Calendar Years Ended:
    1991                                        12.8%            8.4%
  ------------------------------------------------------------------------
    1992                                        19.1%            7.6%
  ------------------------------------------------------------------------
    1993                                         9.8%           10.1%
  ------------------------------------------------------------------------
    1994                                        -1.7%            1.3%
  ------------------------------------------------------------------------
    1995                                        48.4%           37.6%
  ------------------------------------------------------------------------
    1997                                        39.0%           33.4%
  ------------------------------------------------------------------------
   Annualized Return For Various Periods
    Ended  / /  (annualized)
    1-year
  ------------------------------------------------------------------------
    3-years
  ------------------------------------------------------------------------
    5-years
   Cumulative Since Inception (9/30/91)

  * The adviser's average annual management fee over the period shown (10/1/91 through / / ) was approximately 0.75%. During the period, fees on the adviser's individual accounts ranged from 0.52% to 0.90%. Net re-turns to investors vary depending on the management fee.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

 Financial Highlights


The financial highlights table is intended to help you understand the finan-cial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single portfolio share. The total returns in the table represent the rate that an in-vestor would have earned on an investment in the portfolios assuming all divi-
dends and distributions were reinvested.        has audited this information.
The financial statements and the unqualified opinion of        are included in
the annual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       CLPRX                       902556786                                     781

Clipper Focus Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The funds' Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                             UAM Funds
                                             Funds for the Informed Investor(SM)






FPA Cresent Portfolio

Institutional Class Prospectus                                     July 30, 1999

================================================================================







                                                                             UAM


        The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


================================================================================

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio? ...................................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio? ............................   1
 How has the Portfolio Performed? ..........................................   3
 What are the Fees and Expenses of the Portfolio? ..........................   4

Investing with the Uam Funds ................................................. 5

 Buying Shares .............................................................   5
 Redeeming Shares ..........................................................   6
 Exchanging Shares .........................................................   6
 Transaction Policies ......................................................   6

Account Policies ............................................................ 10

 Small Accounts ............................................................  10
 Distributions .............................................................  10
 Federal Taxes .............................................................  10

Portfolio Details ........................................................... 12

 Principal Investments and Risks of the Portfolio ..........................  12
 Other Investment Practices and Strategies .................................  16
 Year 2000 .................................................................  17
 Investment Management .....................................................  18
 Shareholder Servicing Arrangements ........................................  19
 Additional Classes of Shares ..............................................  19

Financial Highlights ........................................................ 20

 Portfolio Summary

WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks to provide, through a combination of income and capi-tal appreciation, a total return consistent with reasonable investment risk. The portfolio cannot guarantee it will meet its investment objec-tive. The portfolio may not change its investment objective without share-holder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio actively invests in all parts of a company's capital struc-ture because the adviser believes that the combination of equity and debt securities broadens the universe of opportunities of the portfolio, offers additional diversification and helps to lower volatility. Typically, the portfolio invests 50% to 70% of its total assets in equity securities and the balance in debt securities, cash and cash equivalents.

  The adviser looks for large and small companies that have excellent future prospects but are undervalued by the securities markets. The adviser be-lieves that these opportunities often arise when companies are out-of-fa-vor or undiscovered by most of Wall Street. Using fundamental security analysis, the adviser looks for investments that trade at a substantial discount to private market value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value).

  The adviser invests in debt securities to provide the portfolio with a re-liable and recurring stream of income, while preserving its capital. The adviser selects debt securities by using an approach that is similar to the approach it uses to select equity securities and by trying to forecast for current interest rate trends.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

FPA Crescent Portfolio

  The portfolio's main risks are those associated with investing in equity securities and debt securities using a value oriented approach.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or sector or a particular company.

  Debt securities any lose value because:

  .   Of market conditions and economic and political events.

  . Interest rates rise, which tends to cause the value of debt securities to fall.

  . A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.

  Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of this class of the portfolio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the in-vestment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfo-lio to those of a broad-based securities market index. Past performance does not guarantee future results.

  Calendar Year Returns

  [BAR GRAPH APPEARS HERE]

                            Quarter
                    1 Year   Ended
  ----------------------------------
   Highest Quarter    9.14% 09/30/97
  ----------------------------------
   Lowest Quarter   -12.02%  9/30/98
  ----------------------------------
   Year-To-Date              6/30/99

  Average Annual Returns

                                                                       Since
   Average annual return for periods ended 12/31/98   1 Year 5 Years Inception*
  -----------------------------------------------------------------------------
   FPA Crescent Portfolio                              2.79% 15.14%    15.34%
  -----------------------------------------------------------------------------
   S&P 500 Index                                      28.60% 24.05%    22.38%
  -----------------------------------------------------------------------------
   Russell 2500 Index                                  0.38%
  -----------------------------------------------------------------------------
   Lehman Brother Government/Corporate Bond Index      9.47%  7.30%     7.51%
  -----------------------------------------------------------------------------
   Balanced Benchmark+                                 4.02%

  * This class of the portfolio began operations 6/2/93. Index comparisons begin on 5/31/93.
  + Balanced Index is a combined index of which 60% reflects Russell 2500
    Index and, 40% the Lehman Brothers Government/Corporate Index.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal year ended 4/30/98
  -----------------------------------------
   Management Fees                    1.00%
  -----------------------------------------
   Other Expenses
  -----------------------------------------
   Total Expenses                     1.00%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assump-tions your costs would be:


   1 Year   3 Years 5 Years 10 Years
  ----------------------------------

 Investing with the UAM Funds



BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic Investment Plan (Via ACH)
                     Not Available                To set up a plan, mail a
                                                  completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum Investments$2,500--regular account      $100
                     $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic    If your account balance is at least $10,000, you may
  Withdrawal Plan  transfer as little as $100 per month from your UAM Funds
  (Via ACH)        account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.
EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your order. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for busi-ness on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow you to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income in June and December. In addition, the portfolio usually distributes its net capital gains in June, but may also have supplemental distribution in December. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account ap-plication to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details


PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with its objective and other policies described in the SAI, the portfolio may change these strategies without shareholder approval.

  The portfolio actively invests in all parts of a company's capital struc-ture because the adviser believes that the combination of equity and debt securities broadens the universe of opportunities of the portfolio, offers additional diversification and helps to lower volatility. Typically, the portfolio invests 50% to 70% of its total assets in equity securities and the balance in debt securities, cash and cash equivalents. The portfolio generally invests in investment-grade debt securities, but may also invest up to 30% of its total assets in debt securities rated below investment-grade ("high-yield" or "junk" bonds).

  Equity Investment Process

  The adviser looks for large and small companies that have excellent future prospects but are undervealued by the securities markets. In the adviser's view, the stock market prices securities efficiently in the long- term, rewarding companies that successfully grow their earnings and penalizing those that do not. Short-term decisions, however, are frequently hasty re-actions to current economic or company information that could cause a par-ticular security, industry group or the entire market to become under-priced or over-priced, which creates an excellent opportunity to either buy or sell.

  These opportunities often arise when companies are out-of-favor or undis-covered by most of Wall Street. The adviser searches for companies that offer:

  .   Earnings growth.

  .   The opportunity for price/earnings multiple expansion.

  . The best combination of such quality criteria as strong market share, good management, high barriers to entry and high return on capital.

  This contrarian investment style often leads the adviser to invest in "what other people do not wish to own."

  The adviser looks for investments that trade at substantial discount to private market value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value). The adviser attempts to determine a company's absolute value using fundamental security analysis, which it believes provides a thorough view of its financial and business characteristics. As a part of its process, the adviser:

  . Reviews stock price or industry group under-performance, insider pur-chases, management changes and corporate spin-offs.

  . Communicates directly with company management, suppliers, and custom-ers.

  . Defines the company's future potential, financial strength and compet-itive position.

  Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the adviser's assessment of a company is wrong, or if the market does not rec-ognize the value of the company, the price of its stock may fail to meet expectations and the portfolio's share price may suffer. A value-oriented portfolio may not perform as well as certain other types of mutual funds during periods when value stocks are out of favor.

  Debt Investment Process

  The adviser invests in debt securities to provide the portfolio with a re-liable and recurring stream of income, while preserving its capital.

  The adviser invests in debt securities using an approach that is similar to the approach it uses to select equity securities and by trying to fore-cast current interest rate trends. Usually, the adviser employs a defen-sive interest rate strategy, which means it tries to keep the average ma-turity of the portfolio to 10 years or less, by investing at different points along the yield curve. The adviser also continually considers yield spreads and their underlying factors such as credit quality, investor per-ception and liquidity to determine which sectors offer the best investment value.

  The adviser looks for high-yield debt securities that offer substantially higher yields than government securities and provide the potential for capital appreciation. The adviser selects high-yield securities by analyz-ing an assortment of factors, including interest expense coverage, busi-ness value/debt coverage and current business trends.

  Debt Securities

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). Debt securities include securities issued by corpo-rations and the U.S. government and its agencies, mortgage- backed and as-set-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certificates of deposit.

  The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by esti-mating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behavior can negatively affect the performance of a portfolio by shortening or length-ening its average maturity and, thus, changing its effective duration. The unexpected timing of mortgage backed and asset-backed prepayments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is pur-chased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the ca-pacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly spec-ulative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Mar-ket developments and the financial and business condition of the corpora-tion issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt se-curities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accu-rately.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may:

  .   Invest in foreign securities and derivatives.

  .   Sell securities short.

  .   Deviate from its investment strategy from time to time.

  It may also employ investment practices that this prospectus does not de-scribe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the SAI.

Foreign Securities

  The portfolio may invest up to 20% of its assets in foreign securities. Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

  In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in con-verting to the Euro could negatively affect the investments of a portfo-lio.

Derivatives

  The portfolio may use futures and options (types of derivatives) to remain fully invested, to reduce transaction costs and to hedge interest rates. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short Sales

  Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the secu-rity it borrowed by purchasing it at the market price at or before the time of replacement.

  A portfolio can lose money if the price of the security it sold short in-creases between the date of the short sale and the date on which the port-folio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

  To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  First Pacific Advisors, Inc., a Massachusetts corporation located at 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The ad-viser, an affiliate of United Asset Management Corporation, has been in the investment advisory business since 1954. Currently, the adviser pro-vides investment management services for seven investment companies, in-cluding one closed-end investment company, and a variety of institutional accounts.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to waive its advisory fees to the extent necessary to keep the expenses of the portfolio from exceeding 1.45% of its average net assets. The adviser applies its fee waiver only after giv-ing effect to expense offsets and after excluding interest, taxes and ex-traordinary expenses. The adviser intends to continue its expense limita-tion until further notice.

Portfolio Manager

  Mr. Steven Romick is primarily responsible for the day-to-day management of the portfolio. Mr. Romick has thirteen years of experience in the in-vestment management business. He is currently a Senior Vice President of the adviser. From 1990-1996, Mr. Romick was Chairman of Crescent Manage-ment, an investment advisory firm he founded. Crescent Management served as the portfolio's adviser until the firm was merged with the current ad-viser.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives 0.15% of the portion of the daily net asset value of Institutional Class Shares held by Salomon Smith Barney's eligible customer accounts in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it provides to certain de-fined contribution plan shareholders that are not otherwise provided by the UAM Funds' administrator.

ADDITIONAL CLASSES OF SHARES
-------------------------------------------------------------------------------
  The portfolio also offers an Institutional Service Class shares, which pay marketing or shareholder servicing fees.

 Financial Highlights



  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the finan-cial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios assuming all dividends and distributions were reinvested.
        has audited this information. The financial statements and the un-
  qualified opinion of       are included in the annual report of the port-
  folio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes



  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                              Portfolio Number
  ------------------------------------------------------------------------------------------
       FPACX                        902556869                                     647

FPA Crescent Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                             UAM Funds
                                             Funds for the Informed Investor(SM)






FPA Crescent Portfolio

Institutional Service Class Prospectus                             July 30, 1999

================================================================================








                                                                             UAM


        The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


================================================================================

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio?....................................   1
 What are the Principal Investment Strategies of the Portfolio?.............   1
 What are the Principal Risks of the Portfolio?.............................   1
 How has the Portfolio Performed?...........................................   3
 What are the Fees and Expenses of the Portfolio?...........................   4

Investing with the UAM Funds ................................................. 5

 Buying Shares..............................................................   5
 Redeeming Shares...........................................................   6
 Exchanging Shares..........................................................   6
 Transaction Policies.......................................................   7

Account Policies ............................................................ 10

 Small Accounts.............................................................  10
 Distributions..............................................................  10
 Federal Taxes..............................................................  10

Portfolio Details ........................................................... 12

 Principal Investments and Risks of the Portfolio...........................  12
 Other Investment Practices and Strategies..................................  16
 Year 2000..................................................................  17
 Investment Management......................................................  18
 Shareholder Servicing Arrangements.........................................  19
 Additional Classes of Shares...............................................  20

Financial Highlights ........................................................ 21

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks to provide, through a combination of income and capi-tal appreciation, a total return consistent with reasonable investment risk. The portfolio cannot guarantee it will meet its investment objec-tive. The portfolio may not change its investment objective without share-holder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio actively invests in all parts of a company's capital struc-ture because the adviser believes that the combination of equity and debt securities broadens the universe of opportunities of the portfolio, offers additional diversification and helps to lower volatility. Typically, the portfolio invests 50% to 70% of its total assets in equity securities and the balance in debt securities, cash and cash equivalents.

  The adviser looks for large and small companies that have excellent future prospects but are undervalued by the securities markets. The adviser be-lieves that these opportunities often arise when companies are out-of-fa-vor or undiscovered by most of Wall Street. Using fundamental security analysis, the adviser looks for investments that trade at a substantial discount to private market value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value).

  The adviser invests in debt securities to provide the portfolio with a re-liable and recurring stream of income, while preserving its capital. The adviser selects debt securities by using an approach that is similar to the approach it uses to select equity securities and by trying to forecast for current interest rate trends.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

FPA Crescent Portfolio

  The portfolio's main risks are those associated with investing in equity securities and debt securities using a value oriented approach.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or sector or a particular company.

  Debt securities may lose value because:

  .   Of market conditions and economic and political events.

  . Interest rates rise, which tends to cause the value of debt securities to fall.

  . A security's credit rating worsens or its issuer becomes unable to honor its financial obligations.

  Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of this class of the portfolio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the in-vestment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfo-lio to those of a broad-based securities market index. Past performance does not guarantee future results.

  Calendar Year Returns

CHART APPEARS HERE

                            Quarter
                    Return   Ended
  ----------------------------------
   Highest Quarter    9.03% 09/30/97
  ----------------------------------
   Lowest Quarter   -12.08%  9/30/98
  ----------------------------------
   Year-To-Date              6/30/99

  Average Annual Returns

   Average annual return for periods ended                   Since
   12/31/98                                         1 Year Inception*
  -------------------------------------------------------------------
   FPA Crescent Portfolio                            2.47%   11.53%
  -------------------------------------------------------------------
   S&P 500 Index                                    28.60%   22.38%
  -------------------------------------------------------------------
   Russell 2500 Index                                0.38%
  -------------------------------------------------------------------
   Lehman Brothers Government/Corporate Bond Index   9.47%
  -------------------------------------------------------------------
   Balanced Benchmark+                               4.02%

  *This class of the portfolio began operations 1/24/97. Index comparisons begin on 1/31/97.
  + Balanced Index is a combined index of which 60% reflects Russell 2500
    Index and, 40% the Lehman Brothers Government/Corporate Index.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal year
   ended 4/30/98
  ----------------------------
   Management Fees       1.00%
  ----------------------------
   Service (12b-1) Fees  0.25%
  ----------------------------
   Other Expenses
  ----------------------------
   Total Expenses        1.25%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assump-tions your costs would be:

  1 Year  3 Years 5 Years 10 Years
  --------------------------------

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment                                      completed application to
  Plan (Via ACH)                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs
                     $250--spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By               You must first establish the telephone redemption privi-
  Telephone        lege (and, if desired, the wire redemption privilege) by
                   completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By               If your account balance is at least $10,000, you may
  Systematic       transfer as little as $100 per month from your UAM Funds
  Withdrawal       account to your financial institution.

  Plan
  (Via ACH)        To participate in this service, you must complete the ap-
                   propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for busi-ness on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt secu-rities that will mature in 60 days or less at amortized cost, which ap-proximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow you to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies


SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income in June and December. In addition, the portfolio usually distributes its net capital gains in June, but may also have supplemental distribution in December. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account ap-plication to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details


PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with its objective and other policies described in the SAI, the portfolio may change these strategies without shareholder approval.

  The portfolio actively invests in all parts of a company's capital struc-ture because the adviser believes that the combination of equity and debt securities broadens the universe of opportunities of the portfolio, offers additional diversification and helps to lower volatility. Typically, the portfolio invests 50% to 70% of its total assets in equity securities and the balance in debt securities, cash and cash equivalents. The portfolio generally invests in investment-grade debt securities, but may also invest up to 30% of its total assets in debt securities rated below investment-grade ("high-yield" or "junk" bonds).

  Equity Investment Process

  The adviser looks for large and small companies that have excellent future prospects but are undervalued by the securities markets. In the adviser's view, the stock market prices securities efficiently in the long-term, re-warding companies that successfully grow their earnings and penalizing those that do not. Short-term decisions, however, are frequently hasty re-actions to current economic or company information that could cause a par-ticular security, industry group or the entire market to become under-priced or over-priced, which creates an excellent opportunity to either buy or sell.

  These opportunities often arise when companies are out-of-favor or undis-covered by most of Wall Street. The adviser searches for companies that offer:

  .   Earnings growth.

  .   The opportunity for price/earnings multiple expansion.

  . The best combination of such quality criteria as strong market share, good management, high barriers to entry and high return on capital.

  This contrarian investment style often leads the adviser to invest in "what other people do not wish to own."

  The adviser looks for investments that trade at substantial discount to private market value (absolute value) rather than those that might appear inexpensive based on a discount to their peer groups or the market average (relative value). The adviser attempts to determine a company's absolute value using fundamental security analysis, which it believes provides a thorough view of its financial and business characteristics. As a part of its process, the adviser:

  . Reviews stock price or industry group under-performance, insider pur-chases, management changes and corporate spin-offs.

  . Communicates directly with company management, suppliers, and custom-ers.

  . Defines the company's future potential, financial strength and compet-itive position.

  Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the adviser's assessment of a company is wrong, or if the market does not rec-ognize the value of the company, the price of its stock may fail to meet expectations and the portfolio's share price may suffer. A value-oriented portfolio may not perform as well as certain other types of mutual funds during periods when value stocks are out of favor.

  Debt Investment Process

  The adviser invests in debt securities to provide the portfolio with a re-liable and recurring stream of income, while preserving its capital.

  The adviser invests in debt securities using an approach that is similar to the approach it uses to select equity securities and by trying to fore-cast current interest rate trends. Usually, the adviser employs a defen-sive interest rate strategy, which means it tries to keep the average ma-turity of the portfolio to 10 years or less, by investing at different points along the yield curve. The adviser also continually considers yield spreads and their underlying factors such as credit quality, investor per-ception and liquidity to determine which sectors offer the best investment value.

  The adviser looks for high-yield debt securities that offer substantially higher yields than government securities and provide the potential for capital appreciation. The adviser selects high-yield securities by analyz-ing an assortment of factors, including interest expense coverage, busi-ness value/debt coverage and current business trends.

  Debt Securities

  A debt security is an interest bearing security that corporations and gov-ernments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (dates when debt securities are due and payable). Debt securities include securities issued by corpo-rations and the U.S. government and its agencies, mortgage-backed and as-set-backed securities (securities that are backed by pools of loans or mortgages assembled for sale to investors), municipal notes and bonds, commercial paper and certificates of deposit.

  The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by esti-mating the change in price of a debt security for a 1% change in its yield. For example, a duration of five means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up the price of the bond will go down, and vice versa). Some types of debt securities are more af-fected by changes in interest rates than others. For example, changes in rates may cause people to pay off or refinance the loans underlying mort-gage-backed and asset-backed securities earlier or later than expected, which would shorten or lengthen the maturity of the security. This behavior can negatively affect the performance of a portfolio by shortening or length-ening its average maturity and, thus, changing its effective duration. The unexpected timing of mortgage backed and asset-backed prepayments caused by changes in interest rates may also cause the portfolio to reinvest its assets at lower rates, reducing the yield of the portfolio.

  The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. To compensate investors for assuming more risk, issuers with lower credit ratings usually offer their investors higher "risk premium" in the form of higher interest rates than they would find with a safer security, such as a U.S. Treasury security. However, since the interest rate is fixed on a debt security at the time it is pur-chased, investors reflect changes in confidence regarding the certainty of interest and principal by adjusting the price they are willing to pay for the security. This will affect the yield-to-maturity of the security. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the ca-pacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly spec-ulative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Mar-ket developments and the financial and business condition of the corpora-tion issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt se-curities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accu-rately.

OTHER INVESTMENT PRACTICES AND STRATEGIES
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  In addition to the principal investments described above, the portfolio may:

  .   Invest in foreign securities and derivatives.

  .   Sell securities short.

  .   Deviate from its investment strategy from time to time.

  It may also employ investment practices that this prospectus does not de-scribe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the SAI.

Foreign Securities

  The portfolio may invest up to 20% of its assets in foreign securities. Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

  In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in con-verting to the Euro could negatively affect the investments of a portfo-lio.

Derivatives

  The portfolio may use futures and options (types of derivatives) to remain fully invested, to reduce transaction costs or to hedge interest rates. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short Sales

  Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the secu-rity it borrowed by purchasing it at the market price at or before the time of replacement.

  A portfolio can lose money if the price of the security it sold short in-creases between the date of the short sale and the date on which the port-folio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

  To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
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  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and orga-nizations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  First Pacific Advisors, Inc., a Massachusetts corporation located at 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The ad-viser, an affiliate of United Asset Management Corporation, has been in the investment advisory business since 1954. Currently, the adviser pro-vides investment management services for seven investment companies, in-cluding one closed-end investment company, and a variety of institutional accounts.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to waive its advisory fees to the extent necessary to keep the expenses of the portfolio from exceeding 1.45% of its average net assets. The adviser applies its fee waiver only after giv-ing effect to expense offsets and after excluding interest, taxes and ex-traordinary expenses. The adviser intends to continue its expense limita-tion until further notice.

Portfolio Manager

  Mr. Steven Romick is primarily responsible for the day-to-day management of the portfolio. Mr. Romick has thirteen years of experience in the in-vestment management business. He is currently a Senior Vice President of the adviser. From 1990-1996, Mr. Romick was Chairman of Crescent Manage-ment, an investment advisory firm he founded. Crescent Manage-ment served as the portfolio's adviser until the firm was merged with the current adviser.

SHAREHOLDER SERVICING ARRANGEMENTS
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  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Distribution Plans

  The UAM Funds have adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b-1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Funds' 12b-1 plans allow them to pay up to 1.00% of its average daily net assets annu-ally for these services. However, they are currently authorized to pay only 0.25% per year. Because Institutional Service Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, rec-ord-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives from such entities an amount equal to up to 33.3% of the portion of the investment advisory fees attributable to the invested assets of Salo-mon Smith Barney's eligible customer accounts without regard to any ex-pense limitation in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it pro-vides to certain defined contribution plan shareholders that are not oth-erwise provided by the UAM Funds' administrator.

ADDITIONAL CLASSES OF SHARES
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  The portfolio also offers an Institutional Class shares, which do not pay marketing or shareholder servicing fees.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       FPCBX                       902556851                                     648

FPA Crescent Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                             UAM Funds
                                             Funds for the Informed Investor(sm)





Hanson Equity Portfolio

Institutional Class Prospectus                                     July 30, 1999

                                             UAM

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary............................................................. 1

 What is the Objective of the Portfolio?....................................   1
 What are the Principal Investment Strategies of the Portfolio?.............   1
 What are the Principal Risks of the Portfolio?.............................   1
 How Has the Portfolio Performed?...........................................   3
 What are the Fees and Expenses of the Portfolio?...........................   4

Investing with the UAM Funds.................................................. 5

 Buying Shares..............................................................   5
 Redeeming Shares...........................................................   6
 Exchanging Shares..........................................................   6
 Transaction Policies.......................................................   6

Account Policies............................................................. 10

 Small Accounts.............................................................  10
 Distributions..............................................................  10
 Federal Taxes..............................................................  10

Portfolio Details............................................................ 12

 Principal Investments And Risks Of The Portfolio...........................  12
 Other Investment Practices and Strategies..................................  13
 Year 2000..................................................................  14
 Investment Management......................................................  15
 Shareholder Servicing Arrangements.........................................  17

Financial Highlights......................................................... 19

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
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  The portfolio seeks maximum long-term total return, consistent with rea-sonable risk to principal, by investing in a diversified portfolio of eq-uity securities, primarily the common stock of large, United States-based companies with outstanding financial characteristics and strong growth prospects that can be purchased at reasonable valuations. The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
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  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO." The portfolio invests primarily in common stocks of large com-panies. The adviser selects stocks by focusing on individual stocks rather than industries or sectors (groups of related industries). The adviser at-tempts to invest in a select number of well-managed, industry-leading com-panies that have clear business plans, demonstrated consistent earnings, and prospects for above-average earnings growth. Moreover, the adviser only invests in a company if it believes the company's stock is selling at a discount to its intrinsic value.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
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  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Hanson Equity Portfolio

  The portfolio's main risks are those associated with investing in equity securities.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or sector or a particular company.

HOW HAS THE PORTFOLIO PERFORMED?
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  The bar chart and table below illustrate how the performance of the port-folio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the investment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfolio to those of a broad-based securities market index. Past performance does not guarantee future results.

  Calendar Year Returns


                           Quarter
                    Return  Ended
  ---------------------------------
   Highest Quarter  21.86% 12/31/98
  ---------------------------------
   Lowest Quarter   11.41%  9/30/98
  ---------------------------------
   Year-To-Date             6/30/99

  Average Annual Returns

                                                               Since
   Average annual return for periods ended 12/31/98   1 Year Inception*
  ---------------------------------------------------------------------
   Hanson Equity Portfolio                            18.57%   18.33%
  ---------------------------------------------------------------------
   S%P 500 Index                                      28.60%   29.88%

  *The portfolio began operations 10/3/97. Index comparisons begin on 9/30/97.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
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Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal
   year ended
   4/30/99
  -----------------------
   Management fees  0.70%
  -----------------------
   Other expenses
  -----------------------
   Total expenses   0.70%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assump-tions your costs would be:


   1 Year   3 Years 5 Years 10 Years
  ----------------------------------

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows:
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic Investment Plan (Via ACH)
                     Not Available                To set up a plan, mail a
                                                  completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum Investments$2,500--regular account      $100
                     $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
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  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM Funds account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
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  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the

  New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day. The UAM Funds are open for busi-ness on the same days as the NYSE, which is closed on weekends and certain holidays.

  Buying or Selling Shares through a Financial Intermediary

  You may buy or sell shares of the UAM Funds through a financial intermedi-ary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must re-ceive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAVs by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow you to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine. The UAM Funds will not be re-sponsible for any loss, liability, cost or expense for following instruc-tions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, the portfolio distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account ap-plication to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in the portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you exchange or redeem shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment strategies and their associated risks, please read the "PORTFOLIO SUMMARY" and the SAI. You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual re-port. As long as it is consistent with its objective and other policies described in the SAI, the portfolio may change these strategies without shareholder approval.

  Normally, the portfolio invests at least 80% of its total assets in equity securities. These investments will consist primarily of common stocks of companies with large market capitalizations (typically over $1 billion at the time of purchase).

  Investment Process

  The adviser's stock selection process focuses on individual stocks rather than industries or sectors. This process has three steps. First, the ad-viser asks three questions:

  .   Does the adviser understand the company's business?

  .   Is the company's management shareholder-conscious?

  .   Is the company's long-term outlook favorable?

  Next, the adviser looks for companies that:

  . Have discounted valuations a determined by the valuation measurement most appropriate to the company or its industry (i.e. price-to-earn-ings, price-to-cash flow or discounted cash flow).

  .   Have above average total return potential.

  .   Are leaders in their industries.

  .   Are highly profitable.

  .   Are financially strong (low levels of debt).

  Finally, all investment decisions must receive the approval of the advis-er's internal investment committee.

  The adviser sells shares of a company when:

  .   The company fails to meet the adviser's investment criteria.

  .   The adviser finds a more attractive investment.

  .   The valuation of the company's shares becomes excessive.

  Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may invest in American Depositary Receipts and may deviate from its in-vestment strategies from time to time. It may also employ investment prac-tices that that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the SAI.

American Depositary Receipts (ADRs)

  The portfolio may invest up to 20% of its assets in ADRs. ADRs are certif-icates evidencing ownership of shares of a foreign issuer that are issued by depository banks and generally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

  In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in con-verting to the Euro could negatively affect the investments of a portfo-lio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Hanson Investment Management Company, a California corporation located at 4000 Civic Center Drive, Suite 200, San Rafael, Colorado 94903, is the in-vestment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The advis-er, an affiliate of United Asset Management Corporation, has provided in-vestment management services to corporations, unions, pension and profit sharing plans, trusts, estates and other institutions as well as individu-als since 1973.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolios. Listed below are the investment pro-fessionals that comprise that team and a brief description of their busi-ness experience.

   Manager             Experience
  -----------------------------------------------------------------------------
   David E. Post       Mr. Post is currently Chief Executive Officer and a
                       Portfolio Manager of the adviser. Mr. Post joined the
                       adviser in 1994 as a portfolio manager. Mr. Post heads
                       the adviser's Management Committee. Before joining the
                       adviser, Mr. Post directed the investment of all managed
                       assets at CSI Capital Management, the investment firm
                       which he founded in 1983. Previously, he served as pres-
                       ident of HS Partners, Inc. Mr. Post began his career in
                       1979 at Merrill Lynch, Pierce, Fenner & Smith. Mr. Post
                       received a BA from the University of California, Berk-
                       ley.
  -----------------------------------------------------------------------------
   Steven E. Cutcliffe Mr. Cutcliffe is currently a Managing Director and Port-
                       folio Manager of the adviser. Mr. Cutcliffe joined the
                       adviser in 1991 as a portfolio manager. Mr. Cutcliffe is
                       a member of the Management Committee. Previously, Mr.
                       Cutcliffe was Vice President, Corporate Finanace for Mc-
                       Ginn, Smith & Company and before that was an Assistant
                       Secretary of Manufacturers Hanover Trust Company. Mr.
                       Cutcliffe received an AB from Dartmouth College and an
                       MBA from Dartnouth's Amos Tuck School.
  -----------------------------------------------------------------------------
   Steven W. Enos, CFA Mr. Enos is currently a Vice President of Research of the adviser. Mr. Enos joined the adviser in 1998. Before
                       joining the adviser, Mr. Enos was a Principal and Vice
                       President of Wells Capital Management. Previously, Mr.
                       Enos worked at Dolan Capital Management where he was a
                       research analyst. Mr. Enos began his investment career
                       in 1985 with First Interstate Financial Advisors, where
                       he was a portfolio manager. Mr. Enos is a Chartered Fi-
                       nancial Analyst and a member of the Security Analysts of
                       San Francisco. Mr. Enos received a BS from the Univer-
                       sity of California at Davis.

   Manager            Experience
  -----------------------------------------------------------------------------
   John D. Schaeffer  Mr. Schaeffer is currently a Vice President of Research of the adviser. Mr. Schaeffer joined the adviser in 1997.
                      Before joining the Adviser, Mr. Schaeffer was a research
                      analyst for Barbary Coast Capital, a hedge fund. Previ-
                      ously, Mr. Schaeffer was a senior analyst at Bridgewater
                      Associates, a quantitative investment management firm.
                      Mr. Schaeffer received a BA from Duke University and an
                      MBA from the University of California, Berkley.
  -----------------------------------------------------------------------------
   Jason E. Blattberg Jason E. Blattberg is currently a Research Associate with the adviser. Mr. Blattberg joined the adviser in 1998.
                      Before joining the Adviser, Mr. Blattberg was a member of
                      the investment strategy team at Lehman Brothers. Mr.
                      Blattberg received a BA from the University of Virginia,
                      attended the London School of Economics, and received an
                      MBA from the Anderson Graduate School of Management at
                      UCLA.
  -----------------------------------------------------------------------------
   Reynold Samoranos  Mr. Samoranos is currently a Vice President of Trading and Operations for the adviser. Mr. Samoranos joined the
                      adviser in 1991. In addition to his responsibility as
                      primary trader, Mr. Samoranos serves the adviser in sev-
                      eral other areas, including accounting and general staff
                      management. Before joining the adviser, Mr. Samoranos
                      worked for Citibank North America as the regional finan-
                      cial controller. Mr. Samoranos received as BS from the
                      University of California, Berkley and an MBA from the
                      University of Chicago.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts reflects deductions for all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's perfor-mance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, its results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                                        Hanson Investment
                                        Management Company
                                            Composite*     S&P 500 Index
  ----------------------------------------------------------------------
   Calendar Years Ended:
   1981                                        11.4%          (5.3)%
  ----------------------------------------------------------------------
   1982                                        26.8%           21.4%
  ----------------------------------------------------------------------
   1983                                        26.9%           22.6%
  ----------------------------------------------------------------------
   1984                                         7.7%            6.3%
  ----------------------------------------------------------------------
   1985                                        33.0%           31.7%
  ----------------------------------------------------------------------
   1986                                        18.8%           18.7%
  ----------------------------------------------------------------------
   1987                                       (1.0)%            5.3%
  ----------------------------------------------------------------------
   1988                                        24.1%           16.6%
  ----------------------------------------------------------------------
   1989                                        28.5%           31.7%
  ----------------------------------------------------------------------
   1990                                         0.3%          (3.1)%
  ----------------------------------------------------------------------
   1991                                        33.8%           30.4%
  ----------------------------------------------------------------------
   1992                                         9.0%            7.7%
  ----------------------------------------------------------------------
   1993                                         1.6%           10.1%
  ----------------------------------------------------------------------
   1994                                       (4.5)%            1.2%
  ----------------------------------------------------------------------
   1995                                        34.0%           37.8%
  ----------------------------------------------------------------------
   1996                                        22.4%           22.9%
  ----------------------------------------------------------------------
   1997                                        35.1%           33.4%
  ----------------------------------------------------------------------
   1998
  ----------------------------------------------------------------------
   Annualized Return For Various Periods Ended  / /  (annualized)
   1 Year
  ----------------------------------------------------------------------
   5 Years
  ----------------------------------------------------------------------
   10 Years
  ----------------------------------------------------------------------
   Cumulative Since Inception (1/1/81)

  * The adviser's average annual management fee over the period shown (1/1/81- / / ) was 0.40%. During the period, fees on the adviser's individual accounts ranged from 0.31% to 1.00%. Net returns to investors vary depending on the management fee.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives 0.15% of the portion of the daily net asset value of Institutional Class Shares held by Salomon Smith Barney's eligible customer accounts in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it provides to certain de-fined contribution plan shareholders that are not otherwise provided by the UAM Funds' administrator.

 Financial Highlights

  The financial highlights table is intended to help you understand the fi-nancial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios
  assuming all dividends and distributions were reinvested.        has au-
  dited this information. The financial statements and the unqualified opin-
  ion of        are included in the annual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       HANSX                       902556844                                     649

Hanson Equity Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The portfolio's Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                   UAM FUNDS
                                   Funds for the Informed Investor(SM)


     Jacobs International Octagon Portfolio
     Institutional Class Prospectus                      July 31, 1999






                                                                UAM(R)


       The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio? ...................................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio? ............................   1
 How has the Portfolio Performed? ..........................................   3
 What are the Fees and Expenses of the Portfolio? ..........................   4

Investing with the Uam Funds ................................................. 5

 Buying Shares .............................................................   5
 Redeeming Shares ..........................................................   6
 Exchanging Shares .........................................................   6
 Transaction Policies ......................................................   6

Account Policies ............................................................ 10

 Small Accounts ............................................................  10
 Distributions .............................................................  10
 Federal Taxes .............................................................  10

Portfolio Details ........................................................... 12

 Principal Investments and Risks of the Portfolio ..........................  12
 Other Investment Practices and Strategies .................................  16
 Year 2000 .................................................................  17
 Investment Management .....................................................  17
 Shareholder Servicing Arrangements ........................................  21

Financial Highlights ........................................................ 22

 Portfolio Summary


WHAT ARE THE OBJECTIVES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The portfolio cannot guarantee that it will meet its objective. The portfolio may not change its objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio normally invests at least 80% of its total assets in equity securities of companies located in at least three countries outside the United States. Typically, the portfolio may invest about 20%-40% of total assets in small companies.

  The adviser expects to diversify the investments of the portfolio through-out the world and within markets to minimize specific country and currency risks. Although it may invest in countries with developed or emerging mar-kets, the portfolio usually invests 10% to 40% of its assets in companies located in emerging markets.

  The adviser looks for companies that it believes will benefit from global trends, promising business or product developments and changing economic, social and political trends. The adviser selects investments for the port-folio using a flexible, value-oriented approach that tries to identify stocks selling at the greatest discount to their intrinsic future value.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Jacobs International Octagon Portfolio

  The portfolio's main risks are those associated with investing in foreign equity securities using a value oriented approach.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

  Value oriented mutual funds may not perform as well as certain other types of equity mutual funds during periods when value stocks are out of favor.

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and dif-ficulties in obtaining information about foreign companies can negatively affect investment decisions.

  Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have more narrow product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of the port-folio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the investment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfolio to those of a broad-based securities market index. Past performance does not guarantee future results.

Calendar Year Returns


                                                    Return  Quarter Ended
  -----------------------------------------------------------------------
   Highest Quarter                                   11.64%    3/31/98
  -----------------------------------------------------------------------
   Lowest Quarter                                   -20.74%    9/30/98
  -----------------------------------------------------------------------
   Year-To-Date                                                6/30/99

Average Annual Returns

   Average annual return for periods ended                      Since
   12/31/98                                         1 Year   Inception*
  -----------------------------------------------------------------------
   Jacobs International Octagon Portfolio            -5.01%      1.06%
   Morgan Stanley Capital International EAFE Index   20.33%     10.82%

  *The portfolio began operations 1/2/97. Index comparisons begin on 12/31/96.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal
   year ended
   4/30/99
  ------------------------
    Management fees  1.00%
  ------------------------
    Other expenses
  ------------------------
    Total expenses*  1.00%

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolio. Due to certain expense limits by the adviser and expense off-sets, investors in the portfolio actually paid the total operating ex-penses listed in the table below. The adviser may change or cancel its expense limitation at any time.

   For the fiscal year ended 4/30/99
  ----------------------------------------------------------------------------
    Actual Expenses                                                      1.75%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year               3 Years                           5 Years                           10 Years
  ----------------------------------------------------------------------------------------------------


 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Ssend your completed         Funds as follows.
                     account application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds.

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic Investment Plan (Via ACH)
                     Not Available                To set up a plan, mail a
                                                  completed application to
                                                  the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum Investments$2,500--regular account      $100
                     $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to UAM Funds specifying:
                   .The name of the UAM Fund.
                   .The account number.
                   . The dollar amount or number of shares you wish to re-deem.
                   Certain shareholders may have to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or redeem shares of the UAM Funds through a finan-cial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermedi-ary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscrip-tion and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.


  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income quarterly. In addition, it distributes its net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in addi-tional shares of the portfolio, unless you elect on your account applica-tion to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in this portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual report. As long as it is consistent with its ob-jective, the portfolio may change these strategies without shareholder ap-proval.

  The portfolio normally invests at least 80% of its total assets in equity securities of companies located in at least three countries outside the United States. These countries that are developed or emerging. Typically, the portfolio may invest about 20%--40% of its total assets in small com-panies (typically, companies with market capitalizations of less than $1.5 billion at the time of purchase).

Investment Process

  Country Allocation
  The adviser focuses on companies rather than on countries or markets. The adviser expects to diversify the investments of the portfolio throughout the world and within markets to minimize specific country and currency risks. The adviser allocates investments to countries based on its percep-tion of risks in that country and not on any predetermined guidelines. The following table lists some of the countries in which the portfolio may in-vest:

  Argentina      Greece      Peru
  Australia      Hong Kong   Philippines
  Austria        Indonesia   Poland
  Bermuda        Ireland     Portugal
  Brazil         Israel      Russia
  Czech Republic Italy       Singapore
  Chile          Korea       Spain
  China          Japan       Sweden
  Denmark        Malaysia    Switzerland
  Finland        Mexico      Thailand
  France         Netherlands United Kingdom
  Germany        Norway

  The adviser may invest 10% to 40% of the portfolio's assets in equity se-curities of companies located in emerging countries. A company is lo cated in an emerging country if it has one or more of the following characteris-tics:

  .   Its principal securities trading market is in an emerging country.

  . It derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging countries.

  . It is organized under the laws of, and has a principal office in, an emerging country.

  It may be too difficult or too risky for the portfolio to invest in some emerging countries. Consequently, the portfolio will focus its investments on those countries where it believes the economies are developing and the markets are becoming more sophisticated.

  Security Selection

  The adviser looks for companies that it believes will benefit from global trends, promising business or product developments and changing economic, social and political trends. The adviser selects investments for the port-folio using a flexible, value-oriented approach. The adviser tries to identify stocks selling at the greatest discount to their intrinsic future value by comparing its estimate of the company's future earnings and cash flow to the company's industry average and home stock market. Some of the measurements used in assessing the value of a company include its stock price-to-cash flow, enterprise value-to-cash flow and price-to-future earnings ratios.

  After concluding that a particular company is good investment, the adviser sets a purchase price, calculates its potential appreciation and ranks the investment versus other potential investments.

  The portfolio intends to purchase and hold securities for two to three years and does not expect to trade for short-term gain. The portfolio does sell a security, however:

  . When it reaches its target price. Target prices are determined based on the advisers valuation models and perception of risk in a particu-lar country or region

  .   To make room for a more attractive alternatives.

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor senti- ment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the adviser's assessment of a company is wrong, or if the market does not rec-ognize the value of the company, the price of its stock may fail to meet expectations and the portfolio's share price may suffer. A value-oriented portfolio may not perform as well as certain other types of mutual funds during periods when value stocks are out of favor.

Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. en-tities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  . Local political, economic, regulatory or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. A foreign government may act adversely to the interests of U.S. investors. Such actions may include expropri-ation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment.

  . The securities of foreign companies are often denominated in foreign currencies. Since the portfolio's net asset value is denominated in U.S. dollars, changes in foreign currency rates and in exchange con-trol regulations may positively or negatively affect the value of its securities. In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domes-tic economy, which could have adverse effects on those economies. In addition, difficulties in converting to the Euro could negatively affect the investments of a portfolio.

  . Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those are in the U.S. Securities of some foreign issuers may be less liquid and more volatile than secu rities of comparable U.S. issuers. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commis-sions and custodial costs, are generally higher than the costs associ-ated with U.S. investments.

  . Foreign countries have different legal systems and different regula-tions concerning financial disclosure, accounting and auditing stan-dards than the U.S. This could make corporate financial information more difficult to obtain or understand and less reliable than informa-tion about U.S. companies.

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular:


  . Countries with emerging markets may have relatively unstable govern-ments, may present the risks of nationalization of businesses, re-strictions on foreign ownership and prohibitions on the repatriation of assets.

  .   They may protect property rights less than more developed countries.

  . The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme and volatile debt burdens or inflation rates.

  . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impos-sible at times.

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer that are issued by depository banks and gen-erally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying for-eign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in for-eign securities.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  As described below, the portfolio may use derivatives and may deviate from its investment strategy from time to time. In addition, the portfolios may employ investment practices that are not described in this prospec tus, such as repurchase agreements, when-issued and forward commit ment trans-actions, lending of securities, borrowing and other techniques. For more information concerning the risks associated with these investment practic-es, you should read the SAI.

Derivatives

  The portfolio may use forward foreign currency exchange contracts (a form of derivative) to minimize currency fluctuations and assist in settling trades. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Jacobs Asset Management, a Delaware limited partnership located at 8400 200 East Broward Boulevard, Suite 1920, Fort Lauderdale, Florida 33301, is the investment adviser to the portfolio. The adviser manages and super-vises the investment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, provides investment management services to corporations, unions, pension and profit sharing plans, trusts, estates and other institutions as well as individu-als. Although the adviser is a relatively new entity, it principals, who are also the portfolio managers of the portfolio, have substantial experi-ence in managing mutual funds.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to limit the expenses of the portfolio to 1.75% of its average net assets. To maintain this expense limit, the ad-viser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals that comprise that team and a brief description of their busi-ness experience.

   Manager               Experience
  -----------------------------------------------------------------------------
   Daniel L. Jacobs, CFA Mr. Jacobs has been President and Chief Investment Of-
                         ficer of the adviser since July 1995. From 1984-1995,
                         Mr. Jacobs managed $ 3.4 billion in international and
                         global equity portfolios as Executive Vice President
                         and Director of Templeton Investment Counsel. Mr. Ja-
                         cobs was Portfolio Manager of Templeton's $ 1.4 bil-
                         lion Smaller Companies Growth Fund and was a Senior
                         Portfolio Manager of institutional separate accounts.
                         Mr. Jacobs served as President of the Templeton Vari-
                         able Annuity Fund and Portfolio Manager for the Equity
                         and the equity portion of the Balanced Funds in the
                         Templeton Variable Annuity Series. From 1976-1984, he
                         was Vice President/Portfolio Manager, Institutional
                         Investment Group and International Division of the
                         First National Bank of Atlanta. Mr. Jacobs received an
                         MBA in Finance from Emory University (1976) and a BA
                         in Economics from Miami University (1974). In addition
                         to holding a CFA and CIC, Mr. Jacobs is a founding
                         member of the International Society of Financial Ana-
                         lysts.
  -----------------------------------------------------------------------------
   Wai W. Chin           Ms. Chin joined the adviser in July 1995 as Managing
                         Director of Asian Research and Portfolio Management.
                         Ms. Chin was formerly Vice President of the Global Eq-
                         uity Group of Scudder, Stevens & Clark, where she
                         spent over five years as a Pacific Basin analyst, spe-
                         cializing in the developed and emerging markets of
                         Asia. She started her research analyst career at Baron
                         Capital, Inc. and was a foreign currency trader at the
                         Bank of America and Creditanstalt Banverein. Ms. Cgin
                         holds a BA in East Asian Studies from Barnard College
                         and received an MBA in Finance from Columbia Universi-
                         ty.
  -----------------------------------------------------------------------------
   Robert J. Jurgens     Mr. Jurgens joined the adviser in July 1995 as Manag-
                         ing Director of European Research and Portfolio Man-
                         agement. As Vice President and head of AIG Global In-
                         vestors' International Equity Division from 1993-1995,
                         Mr. Jurgens was responsible for investment policy and
                         management of international and global equity portfo-
                         lios. He has fourteen years of experience investing in
                         the global stock markets, with particular expertise in
                         the European markets. Upon graduation from Pennsylva-
                         nia State University with a BS in Business/French, Mr.
                         Jurgens spent four years with Scandinavian Bank Group
                         as a Global Portfolio Manager/Analyst, three years
                         with Nomura Bank International in London managing
                         global equities, and two years as an International Eq-
                         uity Manager at the privately held Antessa Investment
                         Management Limited.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts reflects deductions for all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's perfor-mance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, it results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                          Jacobs Asset
                           Management      Morgan Stanley
                          International Capital International
                           Composite*        EAFE Index
  -----------------------------------------------------------
   Calendar Years Ended:
  -----------------------------------------------------------
   1995
  -----------------------------------------------------------
   1996
  -----------------------------------------------------------
   1997
  -----------------------------------------------------------
   1998
  -----------------------------------------------------------

  Annualized Return For Various Periods Ended   /  /   (annualized)

   1-year
  -----------------
   3-years
  -----------------
   5-years
  -----------------

  Cumulative Since Inception (10/1/95)

  * The adviser's average annual management fee over the period shown
    (10/1/95 through   /  /  ) was approximately 0.75%.

Historical Performance of Another Mutual Fund Managed By Mr. Jacobs

  Set forth below is performance data the adviser has provided regarding the Templeton International Fund, is a series of the Templeton Variable Prod-uct Series Fund. That other mutual fund is a registered, open-end invest-ment company with substantially similar, though not always identical, in-vestment objectives, policies and strategies as the portfolio. Daniel Ja-cobs was the lead portfolio manager for that other fund from its inception (May 1, 1992) to June 30, 1995. During that time, Mr. Jacobs had primary responsibility for the day-to-day management of the fund and no other per-son played a significant role in achieving the performance of the fund.

  The portfolio and the other mutual fund are separate funds and members of different fund families. Their investment returns may differ because they have different fees and expenses. The performance of the other mutual fund is not intended to predict or suggest the performance that an investor might achieve by investing in the portfolio.

                                                                  Three Years
                                                       Year Ended    Ended
                                                        June 30,   June 30,
                                                          1995       1995
  ---------------------------------------------------------------------------
   Templeton International Fund                          11.43%     14.55%
  ---------------------------------------------------------------------------
   Lipper International Index                             0.95%      7.22%
  ---------------------------------------------------------------------------
   Morgan Stanley Capital International EAFE Index US     1.66%     12.68%
  ---------------------------------------------------------------------------

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives 0.15% of the portion of the daily net asset value of Institutional Class Shares held by Salomon Smith Barney's eligible customer accounts in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it provides to certain de-fined contribution plan shareholders that are not otherwise provided by the UAM Funds' administrator.

 Financial Highlights

  The financial highlights table is intended to help you understand the fi-nancial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios
  assuming all dividends and distributions were reinvested.          has au-
  dited this information. The financial statements and the unqualified opin-
  ion of          are included in the annual report of the portfolio, which
  is available upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       JIOPX                       902556828                                     900

Jacobs International Octagon Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolios and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The funds' Investment Company Act of 1940 file number is 811-8544.

                                   UAM Funds
                                   Funds for the Informed Investor(SM)


     MJI International Equity Portfolio
     Institutional Class Prospectus                      July 31, 1999








                                                                UAM(R)


       The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 3

 What is the Objective of the Portfolio? ...................................   3
 What are the Principal Investment Strategies of the Portfolio? ............   3
 What are the Principal Risks of the Portfolio .............................   3
 How has the Portfolio Performed? ..........................................   5
 What are the Fees and Expenses Portfolio's? ...............................   6

Investing with the Uam Funds ................................................. 7

 Buying Shares .............................................................   7
 Redeeming Shares ..........................................................   8
 Exchanging Shares .........................................................   8
 Transaction Policies ......................................................   8

Account Policies ............................................................ 12

 Small Accounts ............................................................  12
 Distributions .............................................................  12
 Federal Taxes .............................................................  12

Fund Details ................................................................ 14

 Principal Investments and Risks of the Portfolio ..........................  14
 Other Investment Practices and Strategies .................................  17
 Year 2000 .................................................................  17
 Investment Management .....................................................  18
 Shareholder Servicing Arrangements ........................................  19
 Additional Classes of Shares...............................................  20

Financial Highlights ........................................................ 21

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks to maximize total return, including both capital ap-preciation and current income, by investing primarily in the common stocks of companies based outside of the United States. The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio normally invests at least 65% of its total assets in common stocks (including rights or warrants to purchase common stocks) of compa-nies located in at least three countries outside the United States. While the portfolio invests primarily in securities of companies domiciled in developed countries, it may also invest in developing countries.

  The investment process of the adviser begins by determining which interna-tional stock markets the portfolio should invest in and in what propor-tion. The adviser makes its decision by evaluating the various markets through a proprietary system that analyzes economic factors, stock prices in each market, market performance and trends in monetary policy. The ad-viser then compares the companies in each of those markets in an effort to select stocks that it believes the market has undervalued compared to in-dustry norms within their countries.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

MJI International Equity Portfolio

  The portfolio's main risks are those associated with investing in foreign equity securities.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and dif-ficulties in obtaining information about foreign companies can negatively affect investment decisions.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of this class of the portfolio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the in-vestment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfo-lio to those of a broad-based securities market index. Past performance does not guarantee future results.

Calendar Year Returns



                           [BAR CHART APPEARS HERE]


                    Return  Quarter Ended
  ---------------------------------------
   Highest Quarter   18.52%   12/31/98
  ---------------------------------------
   Lowest Quarter   -13.87%    9/30/98
  ---------------------------------------
   Year-To-Date                6/30/99

Average Annual Returns

                                                               Since
   Average annual return for periods ended 12/31/98   1 Year Inception*
  ---------------------------------------------------------------------
   MJI International Equity Portfolio                 15.53%   6.46%
  ---------------------------------------------------------------------
   Morgan Stanley Capital International EAFE Index    20.33%   9.02%

  *This class began operations on 9/16/94. Index comparisons begin on 9/30/94.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Fund Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

  ------------------------------------------------------------------
   Management fees                                             0.75%
  ------------------------------------------------------------------
   Other expenses
  ------------------------------------------------------------------
   Total expenses*                                             1.75%

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolio. Due to certain expense limits by the adviser and expense off-sets, investors in the portfolio actually paid the total operating ex-penses listed in the table below. The adviser may change or cancel its expense limitation at any time.

   For the fiscal year ended 4/30/99

  ------------------------------------------------------------------
   Actual Expenses                                             1.50%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year   3 Years 5 Years 10 Years
  ----------------------------------

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the portfolio into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows.
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds on follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment Plan                                 completed application to
  (Via ACH)                                       the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to UAM Funds specifying:
                   . The name of the UAM Fund.
                   . The account number.
                   . The dollar amount or number of shares you wish to redeem the portfolio, the account number and the dollar amount or number of shares you wish to redeem.
                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your order. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for busi-ness on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  The UAM Funds may suspend your right to redeem if:

  . An emergency exists and a portfolio cannot dispose of its investments or fairly determine their value.

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income and net cap-ital gains once a year. The UAM Funds will automatically reinvest divi-dends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in this portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual report. As long as it is consistent with its ob-jective, the portfolio may change these strategies without shareholder ap-proval.

  The portfolio normally invests at least 65% of its total assets in common stocks (including rights or warrants to purchase common stocks) of compa-nies located in at least three countries outside the United States. Gener-ally, the portfolio invests in common stocks of companies listed on stock exchanges of the United States or foreign countries, but it may also in-vest in stocks traded in the over-the-counter market. While the portfolio invests primarily in securities of companies domiciled in developed coun-tries, it may also invest in developing countries.

Investment Process

  The adviser tries to minimize specific country and currency risks by di-versifying the investments of the portfolio throughout the world and within markets. The investment process of the adviser begins by determin-ing which international stock markets the portfolio should invest in and in what proportion. The adviser makes its decision by evaluating the vari-ous markets through a proprietary system that analyzes economic factors, stock prices in each market, market performance and trends in monetary policy.

  Once the adviser decides how to allocate the assets of the portfolio, it then compares the companies in each of those markets according to:

  .Quality of management.

  .Market position.

  .Financial strength.

  .Ability to earn competitive returns on equity and assets.

  .Growth potential.

  Finally, the adviser selects stocks that it believes the market has under-valued compared to industry norms within their countries.

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the adviser's assessment of a company is wrong, or if the market does not rec-ognize the value of the company, the price of its stock may fail to meet expectations and the portfolio's share price may suffer. A value-oriented portfolio may not perform as well as certain other types of mutual funds during periods when value stocks are out of favor.

Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. en-tities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  . Local political, economic, regulatory or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. A foreign government may act adversely to the interests of U.S. investors. Such actions may include expropri-ation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment.

  . The securities of foreign companies are often denominated in foreign currencies. Since the portfolio's net asset value is denominated in U.S. dollars, changes in foreign currency rates and in exchange con-trol regulations may positively or negatively affect the value of its securities. In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domes-tic economy, which could have adverse effects on those economies. In addition, difficulties in converting to the Euro could negatively affect the investments of a portfolio.

  . Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those are in the U.S. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commis-sions and custodial costs, are generally higher than the costs associ-ated with U.S. investments.

  . Foreign countries have different legal systems and different regula-tions concerning financial disclosure, accounting and auditing stan-dards than the U.S. This could make corporate financial information more difficult to obtain or understand and less reliable than informa-tion about U.S. companies.

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular:

  . Countries with emerging markets may have relatively unstable govern-ments, may present the risks of nationalization of businesses, re-strictions on foreign ownership and prohibitions on the repatriation of assets.

  .   They may protect property rights less than more developed countries.

  . The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme and volatile debt burdens or inflation rates.

  . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impos-sible at times.

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer that are issued by depository banks and gen-erally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying for-eign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in for-eign securities.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may invest in derivatives and may deviate from its investment strategies from time to time. It may also employ investment practices that this pro-spectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the SAI.

Derivatives

  The portfolio may use various derivatives, including futures, forward for-eign currency exchange contracts, options and swaps to hedge its invest-ments. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organi-zations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Murray Johnstone International, Ltd., located in Glasgow, Scotland, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The ad-viser, an affiliate of United Asset Management Corporation, is an interna-tional investment adviser whose origins date back to 1907.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-
  viser   .  % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to limit the expenses of the portfolio to 1.50% of its average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice.

Portfolio Manager

  Since the country decision is of first importance, the Country Allocation Team is the key decision maker for the portfolio, and their experience and judgement are critical. The team is James Clunie (Head of Allocation) and Andrew Preston.

  James Clunie is the Senior Investment Officer in charge of North American clients and a Director of Murray Johnstone International. James is also responsible for research into the performance and continued development of the Twenty Questions analysis. James came to Murray Johnstone in 1989 af-ter receiving his BS with Honors in Mathematics and

  Statistics from Edinburgh University. He has worked in the UK department and spent time in the US, as a product specialist. He is a Certified Fi-nancial Analyst.

  Andrew Preston is a Senior Investment Officer and a Director of Murray Johnstone International. Among his responsibilities is oversight of ac-counts with special guidelines. He has been with Murray Johnstone for fourteen years, and has been a member of the UK and Japan teams. He also played a prominent role in the establishment of a joint venture company formed in 1986 to invest Japanese Institutional funds internationally. Earlier in his career, Andrew was a diplomat in the Australian Department of Foreign Affairs, and he is fluent in Japanese and Chinese.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representative.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with

  Salomon Smith Barney under which Salomon Smith Barney provides certain de-fined contribution plan marketing and shareholder services and receives 0.15% of the portion of the daily net asset value of Institutional Class Shares held by Salomon Smith Barney's eligible customer accounts in addi-tion to amounts payable to all selling dealers. The UAM Funds also compen-sate Salomon Smith Barney for services it provides to certain defined con-tribution plan shareholders that are not otherwise provided by the UAM Funds' administrator.

ADDITIONAL CLASSES OF SHARES
-------------------------------------------------------------------------------

  The portfolio also offers an Institutional Service Class shares, which pay marketing or shareholder servicing fees.

 Financial Highlights

  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the finan-cial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios assuming all dividends and distributions were reinvested.
                     has audited this information. The financial statements
  and the unqualified opinion of                    are included in the an-
  nual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       MJIEX                       902556703                                     910

MJI International Equity Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The funds' Investment Company Act of 1940 file number is 811-8544.

                                      [UAM LOGO]

                                   UAM Funds
                                   Funds for the Informed Investor(SM)



  MJI International Equity Portfolio
  Institutional Service Class Prospectus                    July 31, 1999











                                                                             UAM


  The Securities and Exchange Commission (SEC)has not approved or disapproved these securities or passed upon the adequary or accurace of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 3

 What is the Objective of the Portfolio?....................................   3
 What are the Principal Investment Strategies of the Portfolio?.............   3
 What are the Principal Risks of the Portfolio?.............................   3
 How Has the Portfolio Performed?...........................................   5
 What are the Fees and Expenses of the Portfolio?...........................   6

Investing with the UAM Funds ................................................. 7

 Buying Shares .............................................................   7
 Redeeming Shares ..........................................................   8
 Exchanging Shares .........................................................   8
 Transaction Policies ......................................................   8

Account Policies ............................................................ 12

 Small Accounts............................................................. 12
 Distributions.............................................................. 12
 Federal Taxes.............................................................. 12

Portfolio Details ........................................................... 14

 Principal Investments And Risks Of The Portfolio........................... 14
 Other Investment Practices and Strategies.................................. 16
 Year 2000.................................................................. 17
 Investment Management...................................................... 17
 Shareholder Servicing Arrangements......................................... 18
 Additional Classes of Shares............................................... 19


Financial High-
  lights ....... 20

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks to maximize total return, including both capital appreciation and current income, by investing primarily in the common stocks of companies based outside of the United States. The portfolio can-not guarantee it will meet its investment objective. The portfolio may not change its investment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio normally invests at least 65% of its total assets in common stocks (including rights or warrants to purchase common stocks) of compa-nies located in at least three countries outside the United States. While the portfolio invests primarily in securities of companies domiciled in developed countries, it may also invest in developing countries.

  The investment process of the adviser begins by determining which interna-tional stock markets the portfolio should invest in and in what propor-tion. The adviser makes its decision by evaluating the various markets through a proprietary system that analyzes economic factors, stock prices in each market, market performance and trends in monetary policy. The ad-viser then compares the companies in each of those markets in an effort to select stocks that it believes the market has undervalued compared to in-dustry norms within their countries.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.


MJI International Equity Portfolio

  The portfolio's main risks are those associated with investing in foreign equity securities.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and dif-ficulties in obtaining information about foreign companies can negatively affect investment decisions.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of this class of the portfolio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the in-vestment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfo-lio to those of a broad-based securities market index. Past performance does not guarantee future results.

Calendar Year Returns
  [84816FALAN BAR GRAPH]

                    Return Quarter Ended
  --------------------------------------
   Highest Quarter  18.46%   12/31/98
  --------------------------------------
   Lowest Quarter   13.88%    9/30/98
  --------------------------------------
   Year-To-Date               6/30/99

Average Annual Returns

   Average annual return for periods ended
   12/31/98                                         1 Year Since Inception*
  -------------------------------------------------------------------------
   MJI International Equity Portfolio               15.25%      10.42%
  -------------------------------------------------------------------------
   Morgan Stanley Capital International EAFE Index  20.33%      30.95%

  *This class began operations on 12/31/96. Index comparisons begin on 1/1/97.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal year ended 4/30/99
  ----------------------------------------
  Management fees                    0.75%
  ----------------------------------------
  Service (12b-1) Fees               0.25%
  ----------------------------------------
  Other expenses
  ----------------------------------------
  Total expenses*                    1.00%

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolio. Due to certain expense limits by the adviser and expense off-sets, investors in the portfolio actually paid the total operating ex-penses listed in the table below. The adviser may change or cancel its expense limitation at any time.

   For the fiscal year ended 4/30/99
  --------------------------------------
  Actual Expenses

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year   3 Years 5 Years 10 Years
  ----------------------------------
    $        $       $       $

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the portfolio into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number          wire your money to the UAM
                     Send your completed ac-      Funds as follows.
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By                 Not Available                To set up a plan, mail a
  Automatic                                       completed application to
  Investment                                      the UAM Funds. To cancel
  Plan (Via                                       or change a plan, write to
  ACH)                                            the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------
  By Mail Send a letter signed by all registered parties on the ac-count to UAM Funds specifying:
                   . The name of the UAM Fund.
                   . The account number.
                   . The dollar amount or number of shares you wish to re-deem.
                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-UAM-Link to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC tells the UAM Funds to delay redemptions.


  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income and net cap-ital gains once a year. The UAM Funds will automatically reinvest divi-dends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in this portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a dividend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual report. As long as it is consistent with its ob-jective, the portfolio may change these strategies without shareholder ap-proval.

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

  Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If the adviser's assessment of a company is wrong, or if the market does not rec-ognize the value of the company, the price of its stock may fail to meet expectations and the portfolio's share price may suffer. A value-oriented portfolio may not perform as well as certain other types of mutual funds during periods when value stocks are out of favor.

Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. en-tities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  . Local political, economic, regulatory or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. A foreign government may act ad-versely to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment.

  . The securities of foreign companies are often denominated in foreign currencies. Since the portfolio's net asset value is denominated in U.S. dollars, changes in foreign currency rates and in exchange con-trol regulations may positively or negatively affect the value of its securities. In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domes-tic economy, which could have adverse effects on those economies. In addition, difficulties in converting to the Euro could negatively af-fect the investments of a portfolio.

  . Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those are in the U.S. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commis-sions and custodial costs, are generally higher than the costs associ-ated with U.S. investments.

  . Foreign countries have different legal systems and different regula-tions concerning financial disclosure, accounting and auditing stan-dards than the U.S. This could make corporate financial information more difficult to obtain or understand and less reliable than informa-tion about U.S. companies.

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular:

  . Countries with emerging markets may have relatively unstable govern-ments, may present the risks of nationalization of businesses, re-strictions on foreign ownership and prohibitions on the repatriation of assets.

  .   They may protect property rights less than more developed countries.

  . The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from extreme and volatile debt burdens or inflation rates.

  . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impos-sible at times.

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer that are issued by depository banks and gen-erally trade on an established market in the United States or elsewhere. Although they are alternatives to directly purchasing the underlying for-eign securities in their national markets and currencies, ADRs continue to be subject to many of the risks associated with investing directly in for-eign securities.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may invest in derivatives and may deviate from its investment strategies from time to time. It may also employ investment practices that this pro-spectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these investment practices and their risks, you should read the SAI.

Derivatives

  The portfolio may use various derivatives, including futures, forward for-eign currency exchange contracts, options and swaps to hedge its invest-ments. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the portfolio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of secu-rities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Murray Johnstone International, Ltd., located in Glasgow, Scotland, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The ad-viser, an affiliate of United Asset Management Corporation, is an interna-tional investment adviser whose origins date back to 1907.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-
  viser   .  % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to limit the expenses of the portfolio to 1.50% of its average net assets. To maintain this expense limit, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice.

Portfolio Manager

  Since the country decision is of first importance, the Country Allocation Team is the key decision maker for the portfolio, and their experience and judgement are critical. The team is James Clunie (Head of Allocation) and Andrew Preston.

  James Clunie is the Senior Investment Officer in charge of North American clients and a Director of Murray Johnstone International. James is also responsible for research into the performance and continued development of the Twenty Questions analysis. James came to Murray Johnstone in 1989 af-ter receiving his BS with Honors in Mathematics and Statistics from Edin-burgh University. He has worked in the UK department and spent time in the US, as a product specialist. He is a Certified Financial Analyst.

  Andrew Preston is a Senior Investment Officer and a Director of Murray Johnstone International. Among his responsibilities is oversight of ac-counts with special guidelines. He has been with Murray Johnstone for fourteen years, and has been a member of the UK and Japan teams. He also played a prominent role in the establishment of a joint venture company formed in 1986 to invest Japanese Institutional funds internationally. Earlier in his career, Andrew was a diplomat in the Australian Department of Foreign Affairs, and he is fluent in Japanese and Chinese.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Distribution Plans

  The UAM Funds have adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b-1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Funds' 12b-1 plans allow them to pay up to 1.00% of its average daily net assets annu-ally for these services. However, they are currently authorized to pay only 0.25% per year. Because Institutional Service Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives from such entities an amount equal to up to 33.3% of the portion of the investment advisory fees attributable to the invested assets of Salo-mon Smith Barney's eligible customer accounts without regard to any ex-pense limitation in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it pro-vides to certain defined contribution plan shareholders that are not oth-erwise provided by the UAM Funds' administrator.

ADDITIONAL CLASSES OF SHARES
-------------------------------------------------------------------------------

  The portfolio also offers an Institutional Class shares, which do not pay marketing or shareholder servicing fees.

 Financial Highlights


  The financial highlights table is intended to help you understand the fi-nancial performance of this class of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the finan-cial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios assuming all dividends and distributions were reinvested.
                     has audited this information. The financial statements
  and the unqualified opinion of                    are included in the an-
  nual report of the portfolio, which is available upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
        N/A                        902556836                                     911

MJI International Equity Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual/Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

How to Get More Information

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The funds' Investment Company Act of 1940 file number is 811-8544.

                                   UAM Funds
                                   Funds for the Informed Investor(SM)



     Pell Rudman Mid-Cap Growth Portfolio
     Institutional Class Prospectus                      July 31, 1999





                                                                UAM(R)



       The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio? ...................................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio .............................   1
 What are the Fees and Expenses of the Portfolio? ..........................   3

Investing with the UAM Funds ................................................. 4

 Buying Shares .............................................................   4
 Redeeming Shares ..........................................................   5
 Exchanging Shares .........................................................   5
 Transaction Policies ......................................................   5

Account Policies ............................................................. 9

 Small Accounts ............................................................   9
 Distributions .............................................................   9
 Federal Taxes .............................................................   9

Portfolio Details ........................................................... 11

 Principal Investments and Risks of the Portfolio ..........................  11
 Other Investment Practices and Strategies .................................  12
 Year 2000 .................................................................  13
 Investment Management .....................................................  14
 Shareholder Servicing Arrangements ........................................  16

Financial Highlights ........................................................ 18

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks long-term capital appreciation. The portfolio cannot guarantee it will meet its investment objective. The portfolio may change its investment objective without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio normally invests at least 65% of its total assets in common stocks of medium-sized companies. The adviser selects stocks by focusing on individual stocks rather than industries or sectors (groups of related industries). Using a fundamental approach, the adviser emphasizes:

  . Companies that can deliver consistently strong earnings growth, cash flow growth and return on equity.

  .   Companies that have strong management.

  . Companies that will outperform in the future and/or possess a catalyst that will allow the stock to recognize its potential.

  . Diversification in terms of sectors of the economy and the number of securities.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

Pell Rudman Mid-Cap Growth Portfolio

  The portfolio's main risks are those associated with investing in equity securities using a growth-oriented approach.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

  Growth funds may not perform as well as other types of mutual funds when growth investing is out of favor. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal year ended 4/30/99
  -----------------------------------------
   Management fees                    1.00%
  -----------------------------------------
   Other expenses
  -----------------------------------------
   Total expenses*                    1.00%

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolio. Due to certain expense limits by the adviser and expense off-sets, investors in the portfolio actually paid the total operating ex-penses listed in the table below. The adviser may change or cancel its expense limitation at any time.

   For the fiscal year ended 4/30/99
  -----------------------------------------
   Actual Expenses                    1.30%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year   3 Years 5 Years 10 Years
  ----------------------------------


 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows.
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment Plan                                 completed application to
  (Via ACH)                                       the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.

  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.

  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income and net cap-ital gains once a year. The UAM Funds will automatically reinvest divi-dends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in this portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual report. As long as it is consistent with its ob-jective, the portfolio may change these strategies without shareholder ap-proval.

  The portfolio normally invests at least 65% of its total assets in common stocks of medium-sized companies (companies that have market capitaliza-tions between $200 million and $10 billion at the time of purchase). The portfolio may also invest in other types of equity securities.

Investment Process

  The adviser's stock selection process focuses on individual stocks rather than industries or sectors (groups of related industries) of the economy. Using a fundamental approach, the adviser searches for companies that:

  . Can deliver consistently strong earnings growth, cash flow growth, and return on equity. Importantly, the adviser looks for a proven history of growth because it believes that such a history is indicative of the value of the underlying franchise or market position. These companies typically have a proprietary product or business approach that allows them to be leaders within their respective industries.

  . Have strong management that is shareholder oriented and is pursuing a clear, profit-oriented business strategy.

  In addition, the adviser emphasizes diversification in terms of sector ex-posure as well as the number of securities held, and normally expects low turnover of holdings.

  The adviser narrows potential candidates by looking for companies that will outperform in the future and/or possess a catalyst that will allow the stock to recognize its potential. Typical catalysts include:

  .   New products

  .   Acceleration in revenues

  .   Expanding margins

  . Companies with strong growth-oriented fundamentals that have experi-enced a recent (significant) correction in valuation.

  .   Companies with positive earnings momentum.

  Companies are constantly evaluated in terms of growth characteristics rel-ative to valuations by comparing the price-to-earnings growth rate of cur-rent portfolio holdings to potential purchase candidates.

  The adviser screens the portfolio regularly for potential securities to sell using both fundamental and quantitative criteria.

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may invest in foreign securities and may deviate from its investment strategies from time to time. It may also employ investment practices that that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For information concerning these invest-ment practices and their risks, you should read the SAI.

Foreign Securities

  Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

  In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in con-verting to the Euro could negatively affect the investments of a portfo-lio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Pell Rudman Trust Company, N.A., a nationally chartered trust company lo-cated at 100 Federal Street, Boston, Massachusetts 02110, is the invest-ment adviser to the portfolio. The adviser manages and supervises the in-vestment of the portfolio's assets on a discretionary basis. The adviser, an affiliate of United Asset Management Corporation, has provided compre-hensive and integrated financial services to individuals and selected in-stitutional clients since 1980.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to limit the expenses of the portfolio to 1.30% of its average net assets. To maintain this expense limit, the ad-viser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. The adviser intends to continue its expense limitation until further notice.

Portfolio Managers

  A team of investment professionals manages the portfolio; however, Jeffrey
  S. Thomas has overall responsibility for the day-to-day management of the portfolios. Listed below are the investment professionals that comprise that team and a brief description of their business experience.

   Manager                 Experience
  -----------------------------------------------------------------------------
   Jeffrey S. Thomas, CFA  Mr. Thomas joined the adviser in 1996 and he is cur-
                           rently Chief Investment Officer. Mr. Thomas heads
                           the Investment Committee and oversees the portfolio
                           management of all client portfolios of the adviser.
                           Before joining the adviser, he was Vice President,
                           Scudder Stevens & Clark, 1981-1986; Senior Invest-
                           ment Officer, Bank of New England, 1979-1981; and
                           Investment Officer, The Northern Trust Company,
                           1973-1979. Mr. Thomas is a member of the Boston Se-
                           curity Analysts Society, Bank Analysts Association
                           of Boston and President of Boston Media Analysts
                           Group. He earned his BS in Finance and Economics
                           from Miami University (Ohio) and his MBA in Finance
                           from the University of Chicago. He is a Chartered
                           Financial Analyst and Chartered Investment Counsel-
                           or.
  -----------------------------------------------------------------------------
   Frederick L. Weiss, CFA Mr. Weiss is Director of Research and heads the re-
                           search efforts of the investment team. Before join-
                           ing the adviser in 1989, he was Vice President and
                           Senior Analyst, Adams, Harkness & Hill, 1989; Vice
                           President State Street Research and Management,
                           1983-1988; and Analyst, State Street Research and
                           Management, 1979-1983. Mr. Weiss is a member of the
                           Boston Security Analyst Society and Healthcare,
                           Technology and Chemicals Analysts Society. He earned
                           his AB from Harvard College, Magna Cum Laude, and
                           his MBA from Harvard Business School, with honors.
                           He is a Chartered Financial Analyst.

   Manager                  Experience
  -----------------------------------------------------------------------------
   Jay Pearlstein, CFA, CPA Mr. Pearlstein is a Senior Research and Portfolio
                            Manager for providing equity research on a number
                            of industries. Before joining the adviser in 1996,
                            he was a Vice President of the Equity Research De-
                            partment and on the Investment Policy Committee,
                            Loomis Sayles & Co., 1981-1996; Staff Analyst, Gulf
                            Oil Corporation, 1980; and Senior Auditor at Coop-
                            ers & Lybrand, 1977-1979. Mr. Pearlstein earned his
                            BA in Accounting from Michigan State University,
                            Summa Cum Laude. He received the Board of Trustees
                            Award for graduating first in his class and was the
                            recipient of a National Merit Scholarship, Finan-
                            cial Executives Institute Award and Alpha Kappa Psi
                            Scholarship Key. He also earned his MBA, with dis-
                            tinction, from Harvard University Graduate School
                            of Business Administration where he received First-
                            Year Honors. He is a Chartered Financial Analyst
                            and a Certified Public Accountant.

Adviser's Historical Performance

  The adviser manages separate accounts that have the same investment objec-tives as the portfolio. The adviser manages these accounts using tech-niques and strategies substantially similar, though not always identical, to those used to manage the portfolio. A composite of the performance of these separate accounts is listed below. The performance data for the man-aged accounts reflects deductions for all fees and expenses. All fees and expenses of the separate accounts were less than the operating expenses of the portfolio. If the performance of the managed accounts was adjusted to reflect the fees and expenses of the portfolio, the composite's perfor-mance would have been lower.

  The adviser calculated its performance using the standards of the Associa-tion for Investment Management and Research. Had the adviser calculated its performance using the SEC's methods, it results might have differed.

  The separately managed accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the In-vestment Company Act of 1940 and the Internal Revenue Code. If they were, their returns might have been lower. The performance of these separate ac-counts is not intended to predict or suggest the performance of the port-folio.

                                                                             Russell
                                     Pell Rudman Trust                       Mid-Cap
                                     Company, N.A.*                          Growth Index
  ---------------------------------------------------------------------------------------
   Calendar Years Ended:
  ---------------------------------------------------------------------------------------
    1992                                  35.93%                                14.09 %
  ---------------------------------------------------------------------------------------
    1993                                  28.44%                                11.19 %
  ---------------------------------------------------------------------------------------
    1994                                   2.12%                                (2.16)%
  ---------------------------------------------------------------------------------------
    1995                                  36.26%                                33.98 %
  ---------------------------------------------------------------------------------------
    1996                                  18.64%                                17.48 %
  ---------------------------------------------------------------------------------------
    1997                                  22.52%                                22.54 %
  ---------------------------------------------------------------------------------------
    1998
  ---------------------------------------------------------------------------------------
   Annualized Return For Various Periods Ended  / /  (annualized)
    1-year
  ---------------------------------------------------------------------------------------
    3-years
  ---------------------------------------------------------------------------------------
    5-years
   Cumulative Since Inception (6/1/92)

  * During the period shown (6/1/92 - / / ), fees on the adviser's individ-ual accounts ranged from 0.50% to 1.00%. The adviser's returns presented above are net of the average maximum fee of 0.70%. Net returns to in-vestors vary depending on the management fee.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

 Financial Highlights


  The financial highlights table is intended to help you understand the financial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios
  assuming all dividends and distributions were reinvested.     has audited
  this information. The financial statements and the unqualified opinion of are included in the annual report of the portfolio, which is avail-able upon request by calling the UAM Funds at 1-877-826-5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
        N/A                        902556760                                     920

Pell Rudman Mid-Cap Growth Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolio and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The funds' Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                   UAM FUNDS
                                   Funds for the Informed Investor(SM)


     TJ Core Equity Portfolio
     Institutional Service Class Prospectus              July 31, 1999





                                                                UAM(R)



       The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

 Table Of Contents


Portfolio Summary ............................................................ 1

 What is the Objective of the Portfolio? ...................................   1
 What are the Principal Investment Strategies of the Portfolio? ............   1
 What are the Principal Risks of the Portfolio? ............................   1
 How Has the Portfolio Performed? ..........................................   2
 What are the Fees and Expenses of the Portfolio? ..........................   3

Investing with the UAM Funds ................................................. 4

 Buying Shares .............................................................   4
 Redeeming Shares ..........................................................   5
 Exchanging Shares .........................................................   5
 Transaction Policies ......................................................   5

Account Policies ............................................................. 9

 Small Accounts ............................................................   9
 Distributions .............................................................   9
 Federal Taxes .............................................................   9

Portfolio Details ........................................................... 11

 Principal Investments And Risks Of The Portfolio ..........................  11
 Other Investment Practices and Strategies .................................  12
 Year 2000 .................................................................  13
 Investment Management .....................................................  14
 Shareholder Servicing Arrangements ........................................  17

Financial Highlights ........................................................ 19

 Portfolio Summary


WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  The portfolio seeks maximum total return consistent with reasonable risk to principal by investing in the common stock of quality companies with lower valuations in sectors of the economy exhibiting strong, or improv-ing, relative performance. The portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment objec-tive without shareholder approval.

WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal investment strategies of the portfo-lio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  Normally, the portfolio invests primarily in common stocks of companies with market capitalizations of over $800 million at the time of purchase. The adviser chooses stocks by first examining key economic variables to identify sectors (groups of related industries) of the economy that ex-hibit strong or improving economic fundamentals. The adviser then attempts to invest in companies that offer the best value by emphasizing low cost industry leaders that are currently out-of-favor and selling at attractive prices relative to other companies in that sector.

WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
-------------------------------------------------------------------------------

  This section summarizes the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

Risks Common to All Mutual Funds

  As with all mutual funds, at any time your investment in a portfolio may be worth more or less than the price that you originally paid for it. You may lose money by investing in the portfolio because:

  . The value of the securities it owns changes, sometimes rapidly and un-predictably.

  . The portfolio is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the portfolio.

TJ Core Equity Portfolio

  The portfolio's main risks are those associated with investing in equity securities.

  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors af-fecting the securities markets generally, an entire industry or a particu-lar company.

HOW HAS THE PORTFOLIO PERFORMED?
-------------------------------------------------------------------------------

  The bar chart and table below illustrate how the performance of the port-folio has varied from year to year and provide some indication of the risks of investing in the portfolio. The bar chart shows the investment returns of the portfolio for each full calendar year. The table following the bar chart compares the average annual returns of the portfolio to those of a broad-based securities market index. Past performance does not guarantee future results.

Calendar Year Returns

  [BAR CHART APPEARS HERE]

                    Return Quarter ended
  --------------------------------------
   Highest Quarter  20.65%   12/31/98
  --------------------------------------
   Lowest Quarter    5.90%    9/30/98
  --------------------------------------
   Year-To-Date               6/30/99

Average Annual Returns

   Average annual return for periods ended 12/31/98   1 Year Since Inception*
  ---------------------------------------------------------------------------
   TJ Core Equity Portfolio                           30.10%      25.60%
  ---------------------------------------------------------------------------
   S&P 500 Index                                      28.60%      28.08%

  *The fund began operations 9/28/95. Index comparisons begin on 9/30/95.

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?
-------------------------------------------------------------------------------

Annual Portfolio Operating Expenses (Expenses That Are Deducted From the Assets of a Portfolio)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

   For the fiscal year
   ended 4/30/99
  ----------------------------
   Management Fees       0.75%
  ----------------------------
   Service (12b-1) Fees  0.25%
  ----------------------------
   Other Expenses
  ----------------------------
   Total Expenses*       1.00%

  * Actual Fees and Expenses The ratios stated in the table above are higher than the expenses you would have actually paid as an investor in the portfolio. Due to certain expense limits by the adviser and expense off-sets, investors in the portfolio actually paid the total operating ex-penses listed in the table below. The adviser intends to continue its expense limitation until January 1, 2001, but may change or cancel it at any time.

   For the fiscal
   year ended
   4/30/99
  -----------------------
   Actual Expenses  1.25%

Example

  This example can help you to compare the cost of investing in this portfo-lio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above (which do not reflect any expense limita-tions) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                3 Years                           5 Years                           10 Years
  ---------------------------------------------------------------------------------------------------

 Investing with the UAM Funds


BUYING SHARES
--------------------------------------------------------------------------------

                     To open an account           To buy more shares
  ---------------------------------------------------------------------------
  By Mail            Send a check or money        Send a check and, if pos-
                     order and your account       sible, the "Invest by
                     application to the UAM       Mail" stub that accompa-
                     Funds. Make checks pay-      nied your statement to the
                     able to "UAM Funds"          UAM Funds. Be sure your
                     (the UAM Funds will not      check identifies clearly
                     accept third-party           your name, account number
                     checks).                     and the UAM Fund into
                                                  which you want to invest.

  ---------------------------------------------------------------------------
  By Wire            Call 1-877-826-5465 for      Call 1-877-826-5465 to get
                     an account number and        a wire control number and
                     wire control number.         wire your money to the UAM
                     Send your completed ac-      Funds as follows.
                     count application to
                     the UAM Funds. Wire
                     your money to the UAM
                     Funds as follows:

                                        Wiring Instructions
                                       United Missouri Bank
                                          ABA # 101000695
                                             UAM Funds
                                      DDA Acct. # 9870964163
                                Ref: portfolio name/account number/
                                 account name/wire control number

  ---------------------------------------------------------------------------
  By Automatic       Not Available                To set up a plan, mail a
  Investment Plan                                 completed application to
  (Via ACH)                                       the UAM Funds. To cancel
                                                  or change a plan, write to
                                                  the UAM Funds. Allow up to
                                                  15 days to create the plan
                                                  and 3 days to cancel or
                                                  change it.

  ---------------------------------------------------------------------------
  Minimum            $2,500--regular account      $100
  Investments        $500--IRAs $250--
                     spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
-------------------------------------------------------------------------------

  By Mail Send a letter signed by all registered parties on the ac-count to the UAM Funds specifying:

                   .   The name of the UAM Fund.

                   .   The account number.

                   . The dollar amount or number of shares you wish to re-deem.

                   Certain shareholders may need to include additional docu-
                   ments. Please see the Statement of Additional Information
                   (SAI) if you need more information.
  ---------------------------------------------------------------------------
  By Telephone     You must first establish the telephone redemption privi-
                   lege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account appli-cation.

                   Call 1-877-826-5465 to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.
  ---------------------------------------------------------------------------
  By Systematic Withdrawal Plan (Via ACH)
                   If your account balance is at least $10,000, you may transfer as little as $100 per month from your UAM account to your financial institution.

                   To participate in this service, you must complete the ap-propriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
-------------------------------------------------------------------------------

  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, please read the prospectus of the UAM Fund for which you want to exchange. You may obtain any UAM Fund prospectus by calling 1-877-826-5465. You may not exchange shares represented by certif-icates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
-------------------------------------------------------------------------------

Calculating Your Share Price

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives and accepts your or-der.

  The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading at the following business day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain hol-idays.

  Securities that are traded on foreign exchanges may trade on days when the portfolio does not calculate its NAV. Consequently, the value of the port-folio may change on days when you are unable to purchase or redeem shares of the portfolio.

  Buying or Selling Shares through a Financial Intermediary

  You may buy, exchange or sell shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

Calculating NAV

  The UAM Funds calculate their NAV by adding the total value of their as-sets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds use market prices to value their investments. Investments that do not have readily available market prices are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock ex-change closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

In-Kind Transactions

  Under certain conditions, the UAM Funds may allow to pay for shares with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

Payment of Redemption Proceeds

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption pro-ceeds until the check has cleared, which may take up to 15 days from pur-chase date. You may avoid these delays by paying for shares with a certi-fied check, bank check or money order.

Signature Guarantee

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that reg-istered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institu-tions, securities dealers, national securities exchanges, registered secu-rities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.

Telephone Transactions

  The UAM Funds will employ reasonable procedures to confirm that instruc-tions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Rights Reserved by the UAM Funds

  Purchases

  At any time and without notice, the UAM Funds may:

  .   Stop offering shares of a portfolio.

  .   Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its ex-penses.)

  Redemptions

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail. The UAM Funds may sus-pend your right to redeem if:

  .   Trading on the NYSE is restricted.

  .   The SEC allows the UAM Funds to delay redemptions.

  Exchanges

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .   Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

 Account Policies

SMALL ACCOUNTS
-------------------------------------------------------------------------------

  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial invest-ment. This provision does not apply:

  .   To retirement accounts and certain other accounts.

  . When the value of your account falls below the required minimum be-cause of market fluctuations.

  The UAM Funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS
-------------------------------------------------------------------------------

  Normally, the portfolio distributes its net investment income and net cap-ital gains once a year. The UAM Funds will automatically reinvest divi-dends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.

FEDERAL TAXES
-------------------------------------------------------------------------------

  The following is a summary of the federal income tax consequences of in-vesting in this portfolio. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for spe-cific guidance regarding the tax effect of your investment in the UAM Funds.

Taxes on Distributions

  The distributions of the portfolio will generally be taxable to sharehold-ers as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant as-
  sets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year the UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply con-stitutes a return of your investment. This is known as "buying into a div-idend" and should be avoided. Call 1-877-826-5465 to find out when the portfolio expects to make a distribution to shareholders.

Taxes on Exchanges and Redemptions

  When you redeem or exchange shares in any UAM Fund, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you re-ceive for them. (To aid in computing your tax basis, you should keep your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable in the future.

  To the extent the portfolio invests in foreign securities, it may be sub-ject to foreign withholding taxes with respect to dividends or interest the portfolio received from sources in foreign countries. The portfolio may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

Backup Withholding

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

 Portfolio Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
-------------------------------------------------------------------------------

  This section briefly describes the principal investment strategies the portfolio may employ in seeking its objectives. For more information con-cerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its annual/semi-annual report. As long as it is consistent with its ob-jective, the portfolio may change these strategies without shareholder ap-proval.

  Normally, the portfolio invests at least 65% of its total assets in equity securities. These investments will consist primarily of common stocks of companies with market capitalizations greater than $200 million at the time of purchase. Eighty percent of the common stocks held by the portfo-lio will be of companies with market capitalizations greater than $800 million. The portfolio may also invest up to 35% of its assets in investment-grade debt securities. The adviser expects the portfolio to hold less than 20% of its assets in cash or cash equivalents.

Investment Process

  The adviser first analyzes each sector (group of related industries) of the economy in detail using selected industry screens and then looking at individual companies. By examining key economic variables the adviser tries to identify sectors exhibiting strong or improving economic funda-mentals. Some of the economic factors the adviser considers include the level and direction of interest rates, forecasted growth in the gross do-mestic product (GDP), anticipated gains in corporate profits, inflationary pressures and money supply growth.

  The adviser then attempts to invest in companies that offer the best value by emphasizing industry leaders that are currently out-of-favor and sell-ing at attractive prices relative to other companies in their industry and the S&P 500 Index. The adviser is particularly interested in the company's market value and forecasted earnings and dividends growth over the next 1 to 5 years.

  The adviser monitors the valuations of the securities held by the portfo-lio and sells securities when:

  .   They reach the target price set by the adviser.

  .   Their price declines by 20% relative the their industry and the S&P
      500.

Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, pre-ferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securi-ties markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor perfor-mance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

OTHER INVESTMENT PRACTICES AND STRATEGIES
-------------------------------------------------------------------------------

  In addition to the principal investments described above, the portfolio may invest in foreign securities, derivatives and may deviate from its in-vestment strategies from time to time. It may also employ investment prac-tices that this prospectus does not describe, such as repurchase agree-ments, when-issued and forward commitment transactions, lending of securi-ties, borrowing and other techniques. For information concerning these in-vestment practices and their risks, you should read the SAI.

Foreign Securities

  The portfolio may invest up to 20% of its assets in foreign securities. Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a portfolio to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and diffi-culties obtaining information about foreign companies can negatively af-fect investment decisions.

  In January 1999, certain European nations began to use the new European common currency, called the Euro. The nations that use the Euro will have the same monetary policy regardless of their domestic economy, which could have adverse effects on those economies. In addition, difficulties in con-verting to the Euro could negatively affect the investments of a portfo-lio.

Derivatives

  To remain fully invested and to reduce transaction costs, the portfolio may use derivatives, including futures and options. Derivatives are often more volatile than other investments and may magnify a portfolio's gains or losses. A portfolio may lose money if the adviser:

  . Fails to predict correctly the direction in which the underlying asset or economic factor will move.

  .   Judges market conditions incorrectly.

  . Employs a strategy that does not correlate well with the investments of the portfolio.

Short-Term Investing

  At times, the adviser may decide to suspend temporarily the normal invest-ment activities of the portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a de-fensive position to reduce changes in the value of the shares of the port-folio that may result from adverse market, economic, political or other developments. The portfolio may also invest in these types of securities to earn a return on its cash reserves.

  When the adviser pursues a temporary defensive strategy, the portfolio may not profit from favorable developments that it would have otherwise prof-ited from if it were pursuing its normal strategies. Likewise, these strategies may prevent the portfolio from achieving its stated objectives.

YEAR 2000
-------------------------------------------------------------------------------

  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Conse-quently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in gen-eral. The year 2000 issue affects all companies and organizations, includ-ing those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are ac-tively working on necessary changes to their own computer systems to pre-pare for the year 2000 and expect that their systems will be adapted be-fore that date. They are also requesting information on each service prov-ider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could ad-versely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

Investment Adviser

  Tom Johnson Investment Management, a Massachusetts corporation located at Two Leadership Square, 211 North Robinson, Suite 450, Oklahoma City, Okla-homa, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary ba-sis. The adviser, an affiliate of United Asset Management Corporation, has provided investment management services to corporations, unions, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1983.

  During the fiscal year ended April 30, 1999, the portfolio paid the ad-viser . % of its average net assets in management fees. In addition, the adviser has voluntarily agreed to limit the expenses of the portfolio to 1.25% of its average net assets. To maintain this expense limit, the ad-viser may waive a portion of its management fee and/or reimburse certain expenses of the portfolio. While the adviser intends to continue its ex-pense limitation until January 1, 2001, it may change or cancel it at any time.

Portfolio Managers

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment pro-fessionals that comprise that team and a brief description of their busi-ness experience.

   Manager                Experience
  -----------------------------------------------------------------------------
   Thomas E. Johnson, CFA Mr. Johnson is currently a Portfolio Manager for the adviser. From 1981 to 1983, he served as Senior Vice
                          President and Bank Economist at the First National
                          Bank and Trust Company of Oklahoma City, where he
                          managed over $1 billion in investment assets. After
                          joining the First National Bank in 1975, he served as
                          the head of Trust Investments until 1981. From 1970
                          to 1975, he was the Equity and Fixed Income Manager
                          at Sammons Enterprises, in Dallas, and from 1966 to
                          1970, an Equity Portfolio Manager at Liberty National
                          Bank and Trust Company of Oklahoma City. He began his
                          investment career as an Economic Analyst and later
                          became a Security Analyst at Republic National Bank
                          in Dallas. Mr. Johnson earned his B.B.A. in Economics
                          and his M.B.A. in Finance from Texas Tech University.
                          He is a Chartered Financial Analyst.

   Manager                 Experience
  -----------------------------------------------------------------------------
   Jerry L. Wise, CFA, CPA Mr. Wise is currently a Portfolio Manager for the adviser. Before joining the adviser in June of 1986,
                           Mr. Wise served as Senior Portfolio Manager and
                           Equity Strategist for First Investment Management, a
                           division of First National Bank and Trust Company of
                           Oklahoma City. In that capacity, he managed $170
                           million of tax-exempt assets, was Director of Equity
                           Research/Chairman of the Stock Selection Committee,
                           and was a member of both the Investment Strategy and
                           Marketing Committees. Mr. Wise joined First
                           National's Trust Department in June of 1981 where he
                           served as Controller in the Trust Department,
                           Research Analyst, and Portfolio Manager. Other work
                           experience includes two years as a Staff Auditor for
                           Peat, Marwick, Mitchell & Company in Tulsa, Oklahoma
                           and three years in the U.S. Army. He received his
                           B.B.A. in Accounting and his M.B.A. in Finance from
                           the University of Oklahoma. He is a Certified Public
                           Accountant and a Chartered Financial Analyst.
-------------------------------------------------------------------------------
   Richard H. Parry, CFA   Mr. Parry is currently a Portfolio Manager for the
                           adviser. Before joining the adviser in August of
                           1989, Mr. Parry served as Senior Portfolio Manager
                           for First Investment Management Corporation (FIMCO),
                           a subsidiary of First Interstate Bank of Oklahoma
                           City. In that capacity he was one of four voting
                           members responsible for the investment and strategy
                           decision making process. In addition, he was the
                           primary portfolio manager of FIMCO's intermediate
                           bond fund and was head of the marketing and client
                           retention unit. Other work experience included being
                           a member of the Executive Committee Planning Staff
                           in 1981 and Staff Auditor in 1980 for First National
                           Bank and Trust Company of Oklahoma City. He received
                           his Bachelor of Science Degree in Business from the
                           University of Colorado and his M.B.A. from Oklahoma
                           City University. He is a Chartered Financial
                           Analyst, Adjunct Professor for Oklahoma City
                           University and past President of the Oklahoma
                           Society of Financial Analysts.
-------------------------------------------------------------------------------
   Thomas A. Giles, CFA    Mr. Giles is a Portfolio Manager for the adviser.
                           Before joining the adviser in October 1989, Mr.
                           Giles served as a Portfolio Manager for American
                           National Insurance Company of Galveston, Texas. In
                           that capacity, he was one of the voting members of
                           the Securities Investment Committee, responsible for
                           individual security selections. Additional
                           responsibilities included managing the TriFlex Fund,
                           a conservative yield-oriented balanced fund, as well
                           as asset allocation decisions and individual
                           security analysis. Mr. Giles received his Bachelor
                           of Business and Administration Degree in 1979 and
                           his M.B.A. in Finance in 1982 from the University of
                           Texas. He is a Chartered Financial Analyst.
-------------------------------------------------------------------------------

   Manager                  Experience
  -----------------------------------------------------------------------------
   James R. McGlynn, CFA    Mr. McGlynn is currently a Portfolio Manager of the
                            adviser. Before joining the adviser in May of 1991,
                            Mr. McGlynn served as a Portfolio Manager for
                            American National Insurance Company of Galveston,
                            Texas. In that capacity, he was one of the voting
                            members of the Securities Investment Committee,
                            responsible for individual security selections.
                            Additional responsibilities included managing the
                            American National Income Fund, an $80 million
                            equity income mutual fund. He began his career as a
                            Security Analyst at the Permanent University Fund
                            -- the endowment fund of the University of Texas.
                            He received his Bachelor of Business Administration
                            Degree in 1980 from the University of Texas. He is
                            a Chartered Financial Analyst.
  -----------------------------------------------------------------------------
   John A. Shepley, CFA     Mr. Shepley is currently a Portfolio Manager of the
                            adviser. Before joining the adviser in August of
                            1990, Mr. Shepley was employed for seven years at
                            Sauder Management Company, Dallas, Texas. His
                            responsibilities included the planning and
                            execution of portfolio strategies for privately
                            held profit-sharing and individual investment
                            accounts, equity research and analysis, and trading
                            and computer operations. He received his Bachelor
                            of Business Administration Degree from Midwestern
                            State University in 1982, and his M.B.A. from
                            Oklahoma City University. He is a Chartered
                            Financial Analyst.
  -----------------------------------------------------------------------------
   Edward L. (Ned) Schrems, Mr. Schrems is currently a Portfolio Manager of the
   Ph.D., CFA               adviser. Before joining the adviser in March of
                            1988, Mr. Schrems served as Senior Portfolio
                            Manager and Director of Equity Investments at
                            Liberty National Bank and Trust Company and its
                            successor, Bank One of Oklahoma City. He received
                            his Bachelor of Business Administration Degree in
                            1967 and his M.B.A. in 1968 from Michigan State
                            University. He received his M.S. in 1972 and his
                            Ph.D. in 1973 from Stanford University. He is a
                            Chartered Financial Analyst.
  -----------------------------------------------------------------------------
   Douglas A. Haws, CFA     Mr. Haws is currently a Portfolio Manager of the
                            Adviser. Before joining the adviser in October of
                            1994, Mr. Haws worked as an International Auditor
                            at Union Pacific Corporation in Omaha, Nebraska. As
                            staff auditor his responsibilities included
                            comprehensive audits of both the financial and
                            operational aspects of all corporate subsidiaries.
                            Mr. Haws received his B.B.A. in Finance in 1993
                            from the University of Oklahoma, and is currently
                            an adjunct professor at the University. He is a
                            Chartered Financial Analyst.

SHAREHOLDER SERVICING ARRANGEMENTS
-------------------------------------------------------------------------------

  Broker, dealers, banks, trust companies and other financial representa-tives may receive compensation from the UAM Funds or their service provid-ers for providing a variety of services. This section briefly describes how the UAM Funds pay financial representatives.

Distribution Plans

  The UAM Funds have adopted a Distribution Plan and a Shareholder Services Plan under Rule 12b1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Funds' 12b-1 plans allow them to pay up to 1.00% of its average daily net assets annu-ally for these services. However, they are currently authorized to pay only 0.25% per year. Because Institutional Service Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

Fees paid by the UAM Funds To Certain Financial Intermediaries

  The UAM Funds may pay financial intermediaries for providing certain serv-ices to their clients. These services may include record keeping and transaction processing for shareholders' accounts. These intermediaries may provide shareholders services the UAM Funds do not currently offer shareholders that deal directly with the UAM Funds. The UAM Funds will pay these service providers a pro rata fee based on the assets of the UAM Funds that are attributable to the service provider. Your service agent may charge you other account fees for buying or redeeming shares of the UAM Funds. Your service provider should provide you with a schedule of its fees and services.

  The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors.

Fees Paid by Affiliates of the UAM Funds

  The adviser may pay its affiliated companies for referring investors to the UAM Funds. The adviser and its affiliates also may, at their own ex-pense, pay qualified service providers for marketing, shareholder servic-ing, record-keeping and/or other services performed with respect to the UAM Funds.

Special Arrangements

  UAM Fund Distributors, the adviser and certain of their other affiliates also participate, as of the date of this prospectus, in an arrangement with Salomon Smith Barney under which Salomon Smith Barney provides cer-tain defined contribution plan marketing and shareholder services and re-ceives from such entities an amount equal to up to 33.3% of the portion of the investment advisory fees attributable to the invested assets of Salo-mon Smith Barney's eligible customer accounts without regard to any ex-pense limitation in addition to amounts payable to all selling dealers. The UAM Funds also compensate Salomon Smith Barney for services it pro-vides to certain defined contribution plan shareholders that are not oth-erwise provided by the UAM Funds' administrator.

 Financial Highlights

  The financial highlights table is intended to help you understand the financial performance of the portfolio for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolios
  assuming all dividends and distributions were reinvested.           has
  audited this information. The financial statements and the unqualified
  opinion of           are included in the annual report of the portfolio,
  which is available upon request by calling the UAM Funds at 1-877-826-
  5465.

 Portfolio Codes

  The reference information below will be helpful to you when you contact the UAM Funds to purchase or exchange shares, check daily NAVs or get ad-ditional information.

   Trading Symbol                 CUSIP Number                             Portfolio Number
  -----------------------------------------------------------------------------------------
       TJCEX                       902556877                                     935

TJ Core Equity Portfolio

  For investors who want more information about the portfolio, the following documents are available upon request.

Annual and Semi-Annual Reports

  The annual and semi-annual reports of the portfolio provide additional in-formation about its investments. In the annual report, you will find a discussion of the market conditions and investment strategies that signif-icantly affected the performance of the portfolio during its last fiscal year.

Statement of Additional Information

  The SAI contains additional detailed information about the portfolio and is incorporated by reference into (legally part of) this prospectus.

  Investors can receive free copies of these materials, request other infor-mation about the UAM Funds and make shareholder inquiries by writing to or calling:

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)
                                  www.uam.com


  For a fee, you can get the reports of the portfolios and SAI by writing to the SEC's Public Reference Section, Washington, D.C. 20459-6009, or by calling the SEC at 1-800-SEC-0330. You can get copies of this information for free on the SEC's Internet site at http://www.sec.gov.

  The funds' Investment Company Act of 1940 file number is 811-8544.

[UAM LOGO APPEARS HERE]

                                    PART B
                                UAM FUNDS TRUST

The following statements of additional information are included in this Post-Effective Amendment No. 31:

 .  BHM&S Total Return Bond Portfolio
 .  Cambiar Opportunity Portfolio
 .  Chicago Asset Management Portfolios
 .  Clipper Focus Portfolio
 .  FPA Crescent Portfolio
 .  Hanson Equity Portfolio
 .  Jacobs International Octagon Portfolio
 .  MJI International Equity Portfolio
 .  Pell Rudman Mid-Cap Growth Portfolio
 .  TJ Core Equity Portfolio

The statement of additional information of Heitman Real Estate Portfolio is contained in Post-Effective Amendment No. 30, filed on April 22, 1999.

The statement of additional information of Dwight Capital Preservation Portfolio is contained in Post-Effective Amendment No. 29, filed on April 12, 1999.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)




                       BHM&S Total Return Bond Portfolio
                          Institutional Class Shares



                      Statement of Additional Information
                                 July __, 1999


This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectus of the portfolio dated July __, 1999. You may obtain a prospectus for the portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents

Part I: Portfolio Summary.....................................................     I-1
   BHM&S TOTAL RETURN BOND PORTFOLIO..........................................     I-2
     What Investment Strategies May The Portfolio Use?........................     I-2
     What Are The Investment Restrictions Of The Portfolio?...................     I-2
        Fundamental Policies..................................................     I-2
        Non-Fundamental Policies..............................................     I-3
     Who Is The Investment Adviser Of The Portfolio?..........................     I-3
     How Much Does The Portfolio Pay For Administrative Services?.............     I-3
     Who Are The Principal Holds Of The Securities Of The Portfolio?..........     I-4
     What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?...     I-4
        Average Annual Total Return...........................................     I-4
        Yield.................................................................     I-4
     Expenses.................................................................     I-4
Part II: The UAM Funds in Detail..............................................    II-1
   DESCRIPTION OF PERMITTED INVESTMENTS.......................................    II-1
     Debt Securities..........................................................    II-1
        Types of Debt Securities..............................................    II-1
        Terms to Understand...................................................    II-5
        Factors Affecting the Value of Debt Securities........................    II-6
     Derivatives..............................................................    II-7
        Types of Derivatives..................................................    II-7
        Risks of Derivatives..................................................   II-12
     Equity Securities........................................................   II-14
        Types of Equity Securities............................................   II-14
        Risks of Investing in Equity Securities...............................   II-15
     Foreign Securities.......................................................   II-16
        Types of Foreign Securities...........................................   II-16
        Risks of Foreign Securities...........................................   II-17
        The Euro..............................................................   II-19
     Investment Companies.....................................................   II-19
     Repurchase Agreements....................................................   II-19
     Restricted Securities....................................................   II-20
     Securities Lending.......................................................   II-20
     Short Sales..............................................................   II-20
        Description of Short Sales............................................   II-20
        Short Sales Against the Box...........................................   II-21
        Restrictions on Short Sales...........................................   II-21
     When-Issued, Forward Commitment and Delayed Delivery Transactions........   II-21
   MANAGEMENT OF THE FUND.....................................................   II-22
   INVESTMENT ADVISORY AND OTHER SERVICES.....................................   II-24
     Investment Adviser.......................................................   II-24
        Control Of Adviser....................................................   II-24
        Investment Advisory Agreement.........................................   II-24
        Continuing an Advisory Agreement......................................   II-24
        Terminating an Advisory Agreement.....................................   II-24
     Distributor..............................................................   II-25
     Administrative Services..................................................   II-25
        Administrator.........................................................   II-25
        Sub-Administrator.....................................................   II-26
        Sub-Transfer Agent and Sub-Shareholder Servicing Agent................   II-26
        Administrative Fees...................................................   II-26
     Custodian................................................................   II-26
     Independent Public Accountant............................................   II-26
   BROKERAGE ALLOCATION AND OTHER PRACTICES...................................   II-27
     Selection of Brokers.....................................................   II-27
     Simultaneous Transactions................................................   II-27

     Brokerage Commissions....................................................   II-27
        Equity Securities.....................................................   II-27
        Debt Securities.......................................................   II-27
   CAPITAL STOCK AND OTHER SECURITIES.........................................   II-27
     The Fund.................................................................   II-27
     Description Of Shares And Voting Rights..................................   II-28
        Description of Shares.................................................   II-28
        Class Differences.....................................................   II-28
     Dividends and Capital Gains Distributions................................   II-28
        Dividend and Distribution Options.....................................   II-28
        Taxes on Distributions................................................   II-29
        "Buying a Dividend"...................................................   II-29
   PURCHASE REDEMPTION AND PRICING OF SHARES..................................   II-29
     Net Asset Value Per Share................................................   II-29
        Calculating NAV.......................................................   II-29
        How the Fund Values it Assets.........................................   II-30
     Purchase of Shares.......................................................   II-30
        In-Kind Purchases.....................................................   II-30
     Redemption of Shares.....................................................   II-31
        By Mail...............................................................   II-31
        By Telephone..........................................................   II-31
        Redemptions-In-Kind...................................................   II-31
        Signature Guarantees..................................................   II-32
        Other Redemption Information..........................................   II-32
     Exchange Privilege.......................................................   II-32
     Transfer Of Shares.......................................................   II-33
   PERFORMANCE CALCULATIONS...................................................   II-32
     Total Return.............................................................   II-33
     Yield....................................................................   II-34
     Comparisons..............................................................   II-34
   TAXES......................................................................   II-35
   FINANCIAL STATEMENTS.......................................................   II-35
Glossary......................................................................    11-1
Appendix A:  Description of Securities and Ratings............................    11-1
   MOODY'S INVESTORS SERVICE, INC.............................................     A-1
     Preferred Stock Ratings..................................................     A-1
     Debt Ratings - Taxable Debt & Deposits Globally..........................     A-1
     Short-Term Prime Rating System - Taxable Debt & Deposits Globally........     A-2
   STANDARD & POOR'S RATINGS SERVICES.........................................     A-3
     Preferred Stock Ratings..................................................     A-3
     Long-Term Issue Credit Ratings...........................................     A-3
     Short-Term Issue Credit Ratings..........................................     A-4
   DUFF & PHELPS CREDIT RATING CO.............................................     A-5
     Long-Term Debt and Preferred Stock.......................................     A-5
     Short-Term Debt..........................................................     A-5
        High Grade............................................................     A-5
        Good Grade............................................................     A-6
        Satisfactory Grade....................................................     A-6
        Non-Investment Grade..................................................     A-6
        Default...............................................................     A-6
   FITCH IBCA RATINGS.........................................................     A-6
     International Long-Term Credit Ratings...................................     A-6
        Investment Grade......................................................     A-6
        Speculative Grade.....................................................     A-6
        International Short-Term Credit Ratings...............................     A-7
        Notes.................................................................     A-7
Appendix B - Comparisons......................................................     A-1

                               Part I: Portfolio

                                    Summary

BHM&S TOTAL RETURN BOND PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
     The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

     .    Debt securities rated investment-grade or higher.

     .    Futures (To hedge and/or manage the duration of the portfolio).

     .    Options (To hedge and/or manage the duration of the portfolio).

     .    Investment company securities.

     .    Repurchase agreements.

     .    Restricted securities.

     .    Securities lending.

     .    When-issued securities.

WHAT ARE THE INVESTMENT RESTRICTIONS OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3 % of the portfolio's gross assets valued at the lower of market or cost.

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or
          (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .    Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

Non-Fundamental Policies

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Invest in futures and/or options on futures unless not more than 5% of its assets are required as deposit to secure obligations under such futures and/or options on futures contracts. The portfolio may exclude from this calculation, options that are in-the-money at the time of purchase.

     . Invest more than 20% of its assets in futures and/or options on futures.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     .    Purchase on margin or sell short except as specified herein.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

     . Purchase additional securities when its borrowings exceed 5% of its total assets.

     . Pledge, mortgage or hypothecate any of its assets to an extent greater than 331/3 of its total assets at fair market value.

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     Barrow, Hanley Mewhinney & Strauss, Inc.is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 0.35% of the average daily net assets of the portfolio. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
     In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .    $14,500 for the first operational class; plus

     .    $3,000 for each additional class; plus

     .    0.04% of the aggregate net assets of the portfolio.

     The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

     .    $52,500 for the first operational class; plus

     .    $7,500 for each additional operational class; plus

     .    0.039% of their pro rata share of the combined assets of the UAM
          Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

     Name and Address of Shareholder                  Percentage of Shares Owned
     ===========================================================================

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
--------------------------------------------------------------------------------
     The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return

     For the Periods                        Shorter of 10 Years
     Ended 4/30/99     1 Year   5 Years     or Since Inception    Inception Date
     ===========================================================================

Yield

     For the 30-day period ended April 30, 1999, the yield of the portfolio was ____%.

EXPENSES
--------------------------------------------------------------------------------

                 Investment       Investment
               Advisory Fees    Advisory Fees                         Sub-Administrator   Brokerage
                    Paid            Waived        Administrator Fee          Fee         Commissions
       ==============================================================================================
       1999
       ----------------------------------------------------------------------------------------------
       1998
       ----------------------------------------------------------------------------------------------
       1997

                       Part II: The UAM Funds in Detail

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES
--------------------------------------------------------------------------------
     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

     .    By the right of the issuer to borrow from the United States Treasury.

     . By the discretionary authority of the United States government to buy the obligations of the agency

     .    By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

     . Their payments of interest and principal are more frequent (usually monthly).

     .    They usually have adjustable interest rates.

     . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

     In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

     .    The short-term investments described below.

     .    U.S. government securities

     .    Investment-grade corporate debt securities.

     Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The portfolio will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Banker's Acceptance

     A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

     Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
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     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

     The portfolio will incur commission expenses in both opening and closing futures positions.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

     .    Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .    Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .    Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

     . A call option on the same security or index with the same or lesser exercise price.

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

     . In the case of an index, the portfolio of securities that corresponds to the index.

     The portfolio can cover a put option by, at the time of selling the option:

     .    Entering into a short position in the underlying security.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     .    Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

     Combined Positions

     The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Swap Agreements

     Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

     Correlation of Prices

     The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

     .    Have to purchase or sell the instrument underlying the contract.

     .    Not be able to hedge its investments.

     .    Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

     . The facilities of the exchange may not be adequate to handle current trading volume.

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

     .    Actual and anticipated changes in interest rates,

     .    Fiscal and monetary policies

     .    National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
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Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

     Rights and Warrants

     A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

     . Factors affecting an entire industry, such as increases in production costs.

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
--------------------------------------------------------------------------------

Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency.

     .    They can invest in American Depositary Receipts.

     .    They can invest in investment funds.

     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Emerging Markets

     An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

     . The economies of many foreign countries are dependnt on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally not as developed or efficient as, and more volatile, than those in the United States.

     .    They have substantially less volume.

     . Their securities tend to be less liquid and to experience rapid and erratic price movements.

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of the securities held by a portfolio. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa.

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .    Have relatively unstable governments.

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

     . Offer less protection of property rights than more developed countries.

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

     The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

     .    For cash management purposes.

     .    Consistent with the portfolio's investment policies and restrictions.

     . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

     The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

     When it enters into a repurchase agreement, a portfolio will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
     The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
     A portfolio may lend a portion of its total assets to broker-dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned.

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

     .    The portfolio must be able to terminate the loan at any time.

     . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

     . The portfolio must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

     .    Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

     Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

     To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     A portfolio will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

     . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

MANAGEMENT OF THE FUND

     The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

     The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                        Total
                                                                                     Aggregate       Compensation
                                                                                   Compensation     From UAM Funds
                            Position    Principal Occupations During the Past 5    from Fund as     Complex as of
   Name, Address, DOB       with Fund                    years                      of 4/30/99         12/31/99
==================================================================================================================
John T. Bennett, Jr.       Board        President of Squam Investment
College Road -- RFD 3      Member       Management Company, Inc. and Great
Meredith, NH 03253                      Island Investment Company, Inc.;
1/26/29                                 President of Bennett Management Company
                                        from 1988 to 1993.
------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn              Board        Financial Officer of World Wildlife
10 Garden Street           Member       Fund since January 1999. Formerly, Vice
Cambridge, MA 02138                     President for Finance and
8/14/51                                 Administration and Treasurer of
                                        Radcliffe College from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------
William A. Humenuk         Board        Executive Vice President and Chief
100 King Street West       Member       Administrative Officer of Philip
P.O. Box 2440, LCD-1                    Services Corp.; Formerly, a Partner in
Hamilton  Ontario,                      the Philadelphia office of the law firm
Canada L8N-4J6                          Dechert Price & Rhoads and a Director
4/21/42                                 of Hofler Corp.
------------------------------------------------------------------------------------------------------------------
Philip D. English          Board        President and Chief Executive Officer
16 West Madison Street     Member       of Broventure Company, Inc.; Chairman
Baltimore, MD 21201                     of the Board of Chektec Corporation and
8/5/48                                  Cyber Scientific, Inc
------------------------------------------------------------------------------------------------------------------
James P. Pappas*           Board        President of UAM Investment Services,           0                0
211 Congress Street        Member       Inc. since March 1999 and Vice
Boston, MA  02110                       President UAM Trust Company since
2/24/53                                 January 1996; Principal of UAM Fund
                                        Distributors, Inc. since December 1995;
                                        formerly Vice President of UAM
                                        Investment Services, Inc. from January
                                        1999 to 1996 and a Director and Chief
                                        Operating Officer of CS First Boston
                                        Investment Management from 1993-1995.
------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*          Board        Chairman, Chief Executive Officer and a         0                0
One International Place    Member;      Director of United Asset Management
Boston, MA 02110           President    Corporation; Director, Partner or
3/21/35                    and          Trustee of each of the Investment
                           Chairman     Companies of the Eaton Vance Group of
                                        Mutual Funds.
------------------------------------------------------------------------------------------------------------------
Peter M. Whitman, Jr.*     Board        President and Chief Investment Officer          0                0
One Financial Center       Member       of Dewey Square Investors Corporation
Boston, MA 02111                        since 1988; Director and Chief
7/1/43                                  Executive Officer of H.T. Investors,
                                        Inc., formerly a subsidiary of Dewey
                                        Square.
------------------------------------------------------------------------------------------------------------------
William H. Park            Vice         Executive Vice President and Chief              0                0
One International Place    President    Financial Officer of United Asset
Boston, MA 02110                        Management Corporation.
9/19/47
------------------------------------------------------------------------------------------------------------------
Gary L. French             Treasurer    President of UAMFSI and UAMFDI,                 0                0
211 Congress Street                     formerly Vice President of Operations,
Boston, MA 02110                        Development and Control of Fidelity
7/4/51                                  Investments in 1995; Treasurer of the
                                        Fidelity Group of Mutual Funds from 1991
                                        to 1995.
------------------------------------------------------------------------------------------------------------------
Michael E. DeFao           Secretary    Vice President and General Counsel of           0                0
211 Congress Street                     UAMFSI and UAMFDI; Associate Attorney
Boston, MA 02110                        of Ropes & Gray (a law firm) from 1993
2/28/68                                 to 1995.
------------------------------------------------------------------------------------------------------------------
Robert R. Flaherty         Assistant    Vice President of UAMFSI; formerly              0                0
211 Congress Street        Treasurer    Manager of Fund Administration and
Boston, MA 02110                        Compliance of CGFSC from 1995 to 1996;
9/18/63                                 Senior Manager of Deloitte & Touche LLP
                                        from 1985 to 1995,
------------------------------------------------------------------------------------------------------------------
Michael J. Leary           Assistant    Vice President of Chase Global Funds            0                0
73 Tremont Street          Treasurer    Services Company since 1993.  Manager
Boston, MA  02108                       of Audit at Ernst & Young from 1988 to
11/23/65                                1993.
------------------------------------------------------------------------------------------------------------------

                                                                                                        Total
                                                                                     Aggregate       Compensation
                                                                                   Compensation     From UAM Funds
                            Position    Principal Occupations During the Past 5    from Fund as     Complex as of
   Name, Address, DOB       with Fund                    years                      of 4/30/99         12/31/99
==================================================================================================================
Michelle Azrialy           Assistant    Assistant Treasurer of Chase Global             0                0
73 Tremont Street          Secretary    Funds Services Company since 1996.
Boston, MA 02108                        Senior Public Accountant with Price
4/12/69                                 Waterhouse LLP from 1991 to 1994.
------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

     Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     Each adviser:

     . Manages the investment and reinvestment of the assets of the portfolios.

     . Continuously reviews, supervises and administers the investment program of the portfolios.

     . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

     An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

     . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

     . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

     . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     .    A majority of the portfolio's shareholders vote to do so; and

     .    It gives the adviser 60 days' written notice.

     . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
     UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

     .    Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

     .    SEC fees and state Blue-Sky fees.

     .    EDGAR filing fees.

     .    Processing services and related fees.

     .    Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .    Insurance premiums including fidelity bond premiums.

     .    Outside legal expenses.

     .    Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .    Cost and expenses of Fund stationery and forms.

     .    Costs of special telephone and data lines and devices.

     .    Trade association dues and expenses.

     .    Any extraordinary expenses and other customary Fund expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

     UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

     UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

     UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

     Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
--------------------------------------------------------------------------------
     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS
--------------------------------------------------------------------------------
     The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES

THE FUND
--------------------------------------------------------------------------------
     The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
     The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

     When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income

     .    Dividends

     .    NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     Income dividends and capital gains distributions are reinvested in additional shares at net asset value

     Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

     Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

     The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

     Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

     Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

     Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.



PURCHASE REDEMPTION AND PRICING OF SHARES


NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

     .    Liabilities include accrued expenses and dividends payable.

     . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

     Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

     At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

     The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the portfolio.

     .    The securities have readily available market quotations.

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued.

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

     .    Any required signature guarantees (see "Signature Guarantees").

     . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

     .    Redeem shares represented by a certificate.

     The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The fund requires signature guarantees for certain types of documents, including.

     .    Written requests for redemption.

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

     The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

     The Fund may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed

     .    Trading on the NYSE is restricted.

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
     The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
     Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

     Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

     The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
     Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     The fund calculates these figures according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         /n/    =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
--------------------------------------------------------------------------------
     Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------
     To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

     Discuss various measures of the performance of a portfolio.

     Compare the performance of a portfolio to the performance of other investments, indices or averages.

     Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

     In comparing the performance of a portfolio, an investor should keep in mind that

     The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

     Indices and averages are generally unmanaged.

     The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

     In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

TAXES

     In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

     The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

     If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

     Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

FINANCIAL STATEMENTS

     The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

     .    Financial statements for the fiscal year ended April 30, 1999.

     .    Financial highlights for the respective periods presented

     .    The report of PricewaterhouseCoopers LLP.

     The following documents are included in 1999 Annual Report of FPA Crescent
     Portfolio:

     .    Financial statements for the fiscal year ended March 31, 1999.

     .    Financial highlights for the periods presented

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                   Glossary

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the portfolio.

     Board member refers to a single member of the Fund's Board.

     Board refers to the Fund's Board of Trustees as a group.

     CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

     Fund refers to UAM Funds Trust.

     Governing Board, see Board.

     NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

     Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

     UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

                           Appendix A: Description
                           of Securities and Ratings

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c         This is the lowest rated class of preferred or preference stock.
               Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                .   High rates of return on funds employed.

                . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                . Broad leading market positions in well-established industries.

                . margins in earnings coverage of fixed financial charges and high internal cash generation.

                . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime  Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
      AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

      BB, B,       Preferred stock rated BB, B, and CCC are regarded, on
      CCC          balance, as predominantly speculative with respect to the
                   issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

      C            A preferred stock rated C is a nonpaying issue.

      D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

      N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Plus (+) or  To provide more detailed indications of preferred stock
      minus (-)    quality, ratings from AA to CCC may be modified by the
                   addition of a plus or minus sign to show relative standing within the major rating categories.

LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
     Issue credit ratings are based, in varying degrees, on the following considerations:

     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     Nature of and provisions of the obligation;

     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated CC is currently highly vulnerable to nonpayment.

     C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S.
                     Treasury debt.

     AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     BBB+/BBB        Below-average protection factors but still considered
                     sufficient for prudent investment. Considerable variability in risk during economic cycles.
     BBB-
     BB+/BB/BB-      Below investment grade but deemed likely to meet
                     obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

     B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

     DP              Preferred stock with dividend arrearages.

SHORT-TERM DEBT
--------------------------------------------------------------------------------
High Grade

     D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

     D-5 Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     B Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D                Default. Denotes actual or imminent payment default.

Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

     'NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            Appendix B - Comparisons

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

     Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

     Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

     Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

     New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

     Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

     Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

     Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

     Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

     Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

     Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

     Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

     Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

     Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

     Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

     Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S.
     treasury bills and inflation.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                   UAM Funds

                                 PO Box 419081

                          Kansas City, MO 64141-6081

                     (Toll free) 1-877-UAM-LINK (826-5465)




                         Cambiar Opportunity Portfolio

                          Institutional Class Shares


                      Statement of Additional Information

                                 July __, 1999

This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectus of the portfolio dated July __, 1999. You may obtain a prospectus for the portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents
Part I: Portfolio Summary...................................................      I-1
  CAMBIAR OPPORTUNITY PORTFOLIO.............................................      I-1
    What Investment Strategies May The Portfolio Use?.......................      I-1
    What Are The Investment Policies Of The Portfolio?......................      I-1
     Fundamental Policies...................................................      I-1
     Non-Fundamental Policies...............................................      I-2
    Who Is The Investment Adviser Of The Portfolio?.........................      I-2
    How Much Does The Portfolio Pay For Administrative Services?............      I-2
    Who Are The Principal Holds Of The Securities Of The Portfolio?.........      I-3
    What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?..      I-3
Part II: The UAM Funds in Detail............................................     II-1
  DESCRIPTION OF PERMITTED INVESTMENTS......................................     II-1
    Debt Securities.........................................................     II-1
     Types of Debt Securities...............................................     II-1
     Terms to Understand....................................................     II-5
     Factors Affecting the Value of Debt Securities.........................     II-6
    Derivatives.............................................................     II-7
     Types of Derivatives...................................................     II-7
     Risks of Derivatives...................................................    II-12
    Equity Securities.......................................................    II-14
     Types of Equity Securities.............................................    II-14
     Risks of Investing in Equity Securities................................    II-15
    Foreign Securities......................................................    II-16
     Types of Foreign Securities............................................    II-16
     Risks of Foreign Securities............................................    II-17
     The Euro...............................................................    II-19
    Investment Companies....................................................    II-19
    Repurchase Agreements...................................................    II-19
    Restricted Securities...................................................    II-20
    Securities Lending......................................................    II-20
    Short Sales.............................................................    II-20
     Description of Short Sales.............................................    II-20
     Short Sales Against the Box............................................    II-21
     Restrictions on Short Sales............................................    II-21
    When-Issued, Forward Commitment and Delayed Delivery Transactions.......    II-21
  MANAGEMENT OF THE FUND....................................................    II-22
  INVESTMENT ADVISORY AND OTHER SERVICES....................................    II-24
    Investment Adviser......................................................    II-24
     Control Of Adviser.....................................................    II-24
     Investment Advisory Agreement..........................................    II-24
     Continuing an Advisory Agreement.......................................    II-24
     Terminating an Advisory Agreement......................................    II-24
    Distributor.............................................................    II-25
    Administrative Services.................................................    II-25
     Administrator..........................................................    II-25
     Sub-Administrator......................................................    II-26
     Sub-Transfer Agent and Sub-Shareholder Servicing Agent.................    II-26
     Administrative Fees....................................................    II-26
    Custodian...............................................................    II-26
    Independent Public Accountant...........................................    II-26
  BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    II-26
    Selection of Brokers....................................................    II-26
    Simultaneous Transactions...............................................    II-27
    Brokerage Commissions...................................................    II-27
     Equity Securities......................................................    II-27
     Debt Securities........................................................    II-27

  CAPITAL STOCK AND OTHER SECURITIES.......................................     II-27
    The Fund...............................................................     II-27
    Description Of Shares And Voting Rights................................     II-27
     Description of Shares.................................................     II-27
     Class Differences.....................................................     II-28
    Dividends and Capital Gains Distributions..............................     II-28
     Dividend and Distribution Options.....................................     II-28
     Taxes on Distributions................................................     II-28
     "Buying a Dividend"...................................................     II-29
  PURCHASE REDEMPTION AND PRICING OF SHARES................................     II-29
    Net Asset Value Per Share..............................................     II-29
     Calculating NAV.......................................................     II-29
     How the Fund Values it Assets.........................................     II-29
    Purchase of Shares.....................................................     II-30
     In-Kind Purchases.....................................................     II-30
    Redemption of Shares...................................................     II-30
     By Mail...............................................................     II-31
     By Telephone..........................................................     II-31
     Redemptions-In-Kind...................................................     II-31
     Signature Guarantees..................................................     II-31
     Other Redemption Information..........................................     II-32
    Exchange Privilege.....................................................     II-32
    Transfer Of Shares.....................................................     II-32
  PERFORMANCE CALCULATIONS.................................................     II-32
    Total Return...........................................................     II-33
    Yield..................................................................     II-33
    Comparisons............................................................     II-34
  TAXES....................................................................     II-34
  FINANCIAL STATEMENTS.....................................................     II-35
Glossary...................................................................      II-1
Appendix A:  Description of Securities and Ratings.........................       A-1
  MOODY'S INVESTORS SERVICE, INC...........................................       A-1
    Preferred Stock Ratings................................................       A-1
    Debt Ratings - Taxable Debt & Deposits Globally........................       A-1
    Short-Term Prime Rating System - Taxable Debt & Deposits Globally......       A-2
  STANDARD & POOR'S RATINGS SERVICES.......................................       A-3
    Preferred Stock Ratings................................................       A-3
    Long-Term Issue Credit Ratings.........................................       A-3
    Short-Term Issue Credit Ratings........................................       A-4
  DUFF & PHELPS CREDIT RATING CO...........................................       A-5
    Long-Term Debt and Preferred Stock.....................................       A-5
    Short-Term Debt........................................................       A-5
     High Grade............................................................       A-5
     Good Grade............................................................       A-6
     Satisfactory Grade....................................................       A-6
     Non-Investment Grade..................................................       A-6
     Default...............................................................       A-6
  FITCH IBCA RATINGS.......................................................       A-6
    International Long-Term Credit Ratings.................................       A-6
     Investment Grade......................................................       A-6
     Speculative Grade.....................................................       A-6
     International Short-Term Credit Ratings...............................       A-7
     Notes.................................................................       A-7
Appendix B - Comparisons...................................................       B-1

                               Part I: Portfolio

                                    Summary


CAMBIAR OPPORTUNITY PORTFOLIO


WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
      The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

      . Equity securities (at least 65% in companies with market capitalizations over $500 million at the time of purchase).

      .     American Depositary Receipts (up to 25%)

      .     Futures (to remain fully invested and reduce transaction costs).

      .     Options (to remain fully invested and reduce transaction costs).

      .     Investment company securities.

      .     Repurchase agreements.

      .     Restricted securities.

      .     Securities lending.

      .     When-issued securities.


WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
      The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

      The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

      . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

      . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3 % of the portfolio's gross assets valued at the lower of market or cost.

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or
          (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .    Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

Non-Fundamental Policies

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Invest in futures and/or options on futures unless not more than 5% of its assets are required as deposit to secure obligations under such futures and/or options on futures contracts. The portfolio may exclude from this calculation, options that are in-the-money at the time of purchase.

     . Invest more than 20% of its assets in futures and/or options on futures.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     .    Purchase on margin or sell short except as specified herein.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

     . Purchase additional securities when its borrowings exceed 5% of its total assets.

     . Pledge, mortgage or hypothecate any of its assets to an extent greater than 331/3 of its total assets at fair market value.

     Who Is The Investment Adviser Of The Portfolio?

     Cambiar Investors, Inc. is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 1.00% of the average daily net assets of the portfolio. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

     .    How Much Does The Portfolio Pay For Administrative Services?

     . In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .    $14,500 for the first operational class; plus

     .    $3,000 for each additional class; plus

     .    0.04% of the aggregate net assets of the portfolio.

     . The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

     .    $52,500 for the first operational class; plus

     .    $7,500 for each additional operational class; plus

     .    0.039% of their pro rata share of the combined assets of the UAM
          Funds.

     .    Who Are The Principal Holders Of The Securities Of The Portfolio?

     . As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:


      Name and Address of Shareholder              Percentage of Shares Owned
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--------------------------------------------------------------------------------

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     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
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     The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

     Average Annual Total Return


                                                                     Shorter of 10
                                                                     Years or Since
     For the Periods Ended 4/30/99     One Year        Five Years       Inception     Inception Date
     -----------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------
Expenses

                                     Investment       Investment                      Sub-
                                     Advisory Fees    Advisory Fees   Administrator   Administrator    Brokerage
                                     Paid             Waived          Fee             Fee              Commissions
     1999
     -------------------------------------------------------------------------------------------------------------
     1998
     -------------------------------------------------------------------------------------------------------------
     1997

                           Part II: The UAM Funds in
                                    Detail

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES
--------------------------------------------------------------------------------
     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

     .    By the right of the issuer to borrow from the United States Treasury.

     . By the discretionary authority of the United States government to buy the obligations of the agency

     .    By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

     . Their payments of interest and principal are more frequent (usually monthly).

     .    They usually have adjustable interest rates.

     . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

     In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

     .    The short-term investments described below.

     .    U.S. government securities

     .    Investment-grade corporate debt securities.

     Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The portfolio will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Banker's Acceptance

     A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

     Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
--------------------------------------------------------------------------------
     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

     The portfolio will incur commission expenses in both opening and closing futures positions.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

     .    Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .    Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .    Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

     . A call option on the same security or index with the same or lesser exercise price.

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

     . In the case of an index, the portfolio of securities that corresponds to the index.

     The portfolio can cover a put option by, at the time of selling the option:

     .    Entering into a short position in the underlying security.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     .    Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

     Combined Positions

     The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Swap Agreements

     Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

     Correlation of Prices

     The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

     .    Have to purchase or sell the instrument underlying the contract.

     .    Not be able to hedge its investments.

     .    Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

     . The facilities of the exchange may not be adequate to handle current trading volume.

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

     .    Actual and anticipated changes in interest rates,

     .    Fiscal and monetary policies

     .    National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
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Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

     Rights and Warrants

     A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

     . Factors affecting an entire industry, such as increases in production costs.

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
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Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency.

     .    They can invest in American Depositary Receipts.

     .    They can invest in investment funds.

     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Emerging Markets

     An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

     . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally not as developed or efficient as, and more volatile, than those in the United States.

     .    They have substantially less volume.

     . Their securities tend to be less liquid and to experience rapid and erratic price movements.

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of the securities held by a portfolio. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa.

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .    Have relatively unstable governments.

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

     . Offer less protection of property rights than more developed countries.

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
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     A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

     The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

     .    For cash management purposes.

     .    Consistent with the portfolio's investment policies and restrictions.

     . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

     The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
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     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

     When it enters into a repurchase agreement, a portfolio will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
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     The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
     A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned.

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

     .    The portfolio must be able to terminate the loan at any time.

     . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

     . The portfolio must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

     .    Experience delays in recovering its securities.

SHORT SALES
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Description of Short Sales

     Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

     To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     A portfolio will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

     . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

MANAGEMENT OF THE FUND

     The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

     The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                   Total
                                                                                Aggregate      Compensation
                                                                               Compensation   From UAM Funds
                        Position    Principal Occupations During the Past 5    from Fund as    Complex as of
 Name, Address, DOB     with Fund                    years                      of 4/30/99       12/31/99
------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.   Board        President of Squam Investment
College Road -- RFD 3  Member       Management Company, Inc. and Great
Meredith, NH 03253                  Island Investment Company, Inc.;
1/26/29                             President of Bennett Management
                                    Company from 1988 to 1993.
------------------------------------------------------------------------------------------------------------
Nancy J. Dunn          Board        Financial Officer of World Wildlife
10 Garden Street       Member       Fund since January 1999. Formerly,
Cambridge, MA 02138                 Vice President for Finance and
8/14/51                             Administration and Treasurer of
                                    Radcliffe College from 1991 to 1999.
------------------------------------------------------------------------------------------------------------
William A. Humenuk     Board        Executive Vice President and Chief
100 King Street West   Member       Administrative Officer of Philip
P.O. Box 2440, LCD-1                Services Corp.; Formerly, a Partner in
Hamilton  Ontario,                  the Philadelphia office of the law
Canada L8N-4J6                      firm Dechert Price & Rhoads and a
4/21/42                             Director of Hofler Corp.
------------------------------------------------------------------------------------------------------------
Philip D. English      Board        President and Chief Executive Officer
16 West Madison        Member       of Broventure Company, Inc.; Chairman
Street                              of the Board of Chektec Corporation
Baltimore, MD 21201                 and Cyber Scientific, Inc
8/5/48
------------------------------------------------------------------------------------------------------------
James P. Pappas*       Board        President of UAM Investment Services,           0                0
211 Congress Street    Member       Inc. since March 1999 and Vice
Boston, MA  02110                   President UAM Trust Company since
2/24/53                             January 1996; Principal of UAM Fund
                                    Distributors, Inc. since December
                                    1995; formerly Vice President of UAM
                                    Investment Services, Inc. from January
                                    1999 to 1996 and a Director and Chief
                                    Operating Officer of CS First Boston
                                    Investment Management from 1993-1995.
------------------------------------------------------------------------------------------------------------
Norton H. Reamer*      Board        Chairman, Chief Executive Officer and           0                0
One International      Member;      a Director of United Asset Management
Place                  President    Corporation; Director, Partner or
Boston, MA 02110       and          Trustee of each of the Investment
3/21/35                Chairman     Companies of the Eaton Vance Group of
                                    Mutual Funds.
------------------------------------------------------------------------------------------------------------
Peter M. Whitman,      Board        President and Chief Investment Officer          0                0
Jr.*                   Member       of Dewey Square Investors Corporation
One Financial Center                since 1988; Director and Chief
Boston, MA 02111                    Executive Officer of H.T. Investors,
7/1/43                              Inc., formerly a subsidiary of Dewey
                                    Square.
------------------------------------------------------------------------------------------------------------
William H. Park        Vice         Executive Vice President and Chief              0                0
One International      President    Financial Officer of United Asset
Place                               Management Corporation.
Boston, MA 02110
9/19/47
------------------------------------------------------------------------------------------------------------
Gary L. French         Treasurer    President of UAMFSI and UAMFDI,                 0                0
211 Congress Street                 formerly Vice President of Operations,
Boston, MA 02110                    Development and Control of Fidelity
7/4/51                              Investments in 1995; Treasurer of the
                                    Fidelity Group of Mutual Funds from
                                    1991 to 1995.
------------------------------------------------------------------------------------------------------------
Michael E. DeFao       Secretary    Vice President and General Counsel of           0                0
211 Congress Street                 UAMFSI and UAMFDI; Associate Attorney
Boston, MA 02110                    of Ropes & Gray (a law firm) from 1993
2/28/68                             to 1995.
------------------------------------------------------------------------------------------------------------
Robert R. Flaherty     Assistant    Vice President of UAMFSI; formerly              0                0
211 Congress Street    Treasurer    Manager of Fund Administration and
Boston, MA 02110                    Compliance of CGFSC from 1995 to 1996;
9/18/63                             Senior Manager of Deloitte & Touche
                                    LLP from 1985 to 1995,
------------------------------------------------------------------------------------------------------------
Michael J. Leary       Assistant    Vice President of Chase Global Funds            0                0
73 Tremont Street      Treasurer    Services Company since 1993. Manager
Boston, MA  02108                   of Audit at Ernst & Young from 1988 to
11/23/65                            1993.
------------------------------------------------------------------------------------------------------------

                                                                                                   Total
                                                                                Aggregate      Compensation
                                                                               Compensation   From UAM Funds
                        Position    Principal Occupations During the Past 5    from Fund as    Complex as of
 Name, Address, DOB     with Fund                    years                      of 4/30/99       12/31/99
Michelle Azrialy       Assistant    Assistant Treasurer of Chase Global             0                0
73 Tremont Street      Secretary    Funds Services Company since 1996.
Boston, MA 02108                    Senior Public Accountant with Price
4/12/69                             Waterhouse LLP from 1991 to 1994.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

     Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     Each adviser:

     . Manages the investment and reinvestment of the assets of the portfolios.

     . Continuously reviews, supervises and administers the investment program of the portfolios.

     . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

     An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

     . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

     . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

     . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     .    A majority of the portfolio's shareholders vote to do so; and

     .    It gives the adviser 60 days' written notice.

     . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
     UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

     .    Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

     .    SEC fees and state Blue-Sky fees.

     .    EDGAR filing fees.

     .    Processing services and related fees.

     .    Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .    Insurance premiums including fidelity bond premiums.

     .    Outside legal expenses.

     .    Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .    Cost and expenses of Fund stationery and forms.

     .    Costs of special telephone and data lines and devices.

     .    Trade association dues and expenses.

     .    Any extraordinary expenses and other customary Fund expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

     UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

     UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

     UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

     Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
--------------------------------------------------------------------------------
     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS
--------------------------------------------------------------------------------
     The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES

THE FUND
-------------------------------------------------------------------------------
     The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
     The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

     When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income

     .    Dividends

     .    NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     Income dividends and capital gains distributions are reinvested in additional shares at net asset value

     Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

     Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

     The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

     Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

     Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

     Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.

PURCHASE REDEMPTION AND PRICING OF SHARES

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

     .    Liabilities include accrued expenses and dividends payable.

     . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

     Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

     At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

     The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the portfolio.

     .    The securities have readily available market quotations.

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued.

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

     .    Any required signature guarantees (see "Signature Guarantees").

     . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

     .    Redeem shares represented by a certificate.

     The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The fund requires signature guarantees for certain types of documents, including.

     .    Written requests for redemption.

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

     The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

     The Fund may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed

     .    Trading on the NYSE is restricted.

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
     The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
     Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

     Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

     The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
     Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     The fund calculates these figures according to the following formula:

            P (1 + T)/n/ = ERV

            Where:

            P    =  a hypothetical initial payment of $1,000

            T    =  average annual total return

            n    =  number of years

            ERV  = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
--------------------------------------------------------------------------------
     Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

            Yield = 2[((a-b)/(cd)+1)/6/-1]

            Where:

            a = dividends and interest earned during the period

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

            d = the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------
     To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

     Discuss various measures of the performance of a portfolio.

     Compare the performance of a portfolio to the performance of other investments, indices or averages.

     Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

     In comparing the performance of a portfolio, an investor should keep in mind that

     The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

     Indices and averages are generally unmanaged.

     The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

     In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

TAXES

     In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

     The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

     If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

     Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

FINANCIAL STATEMENTS

     The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

     .    Financial statements for the fiscal year ended April 30, 1999.

     .    Financial highlights for the respective periods presented

     .    The report of PricewaterhouseCoopers LLP.

     The following documents are included in 1999 Annual Report of FPA Crescent
     Portfolio:

     .    Financial statements for the fiscal year ended March 31, 1999.

     .    Financial highlights for the periods presented

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                    Glossary

1933 Act means the Securities Act of 1933, as amended.

1934 Act means the Securities Exchange Act of 1934, as amended.

1940 Act means the Investment Company Act of 1940, as amended.

Adviser means the investment adviser of the portfolio.

Board member refers to a single member of the Fund's Board.

Board refers to the Fund's Board of Trustees as a group.

CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

Fund refers to UAM Funds Trust.

Governing Board, see Board.

NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

UAM is United Asset Management Corporation.

UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

                             Appendix A: Description
                            of Securities and Ratings

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
      aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

      aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

      a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

      caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

      c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
      Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

      A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                 .     High rates of return on funds employed.

                 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                 . Broad leading market positions in well-established industries.

                 . margins in earnings coverage of fixed financial charges and high internal cash generation.

                 . Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Not Prime  Issuers rated Not Prime do not fall within any of the
                 Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
      AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

      BB, B,  Preferred stock rated BB, B, and CCC are regarded, on balance,
      CCC as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

      C       A preferred stock rated C is a nonpaying issue.

      D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

      N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Plus    To provide more detailed indications of preferred stock quality,
      (+) or  ratings or from AA to CCC may be modified by the addition of a
      minus   plus or minus sign to show relative standing within the major
      (-)     rating categories.

LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
      Issue credit ratings are based, in varying degrees, on the following considerations:

      Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      Nature of and provisions of the obligation;

      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

      Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

      CC    An obligation rated CC is currently highly vulnerable to nonpayment.

      C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

      D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
      Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

      A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
      AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

      BBB+/BBB  Below-average protection factors but still considered
      BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

      BB+/BB/   Below investment grade but deemed likely to meet
      BB-       obligations when due. Present or prospective financial
                protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

      B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

      CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

      DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

      DP        Preferred stock with dividend arrearages.

SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

      D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

      D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

      D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

      D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

      D-5   Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------
Investment Grade

      AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      B Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

      BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, High default risk. Default is a real possibility. Capacity for CC,C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

      DDD, Default. Securities are not meeting current obligations and are DD,D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

      F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D     Default. Denotes actual or imminent payment default.

Notes

      "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than 'F1'.

      `NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

      `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

      RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            Appendix B - Comparisons

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book. Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..

Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                    UAM Funds
                                  PO Box 419081
                           Kansas City, MO 64141-6081
                      (Toll free) 1-877-UAM-LINK (826-5465)

                       Chicago Asset Management Portfolios
                           Institutional Class Shares

                       Statement of Additional Information
                                  July __, 1999

This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios dated July __, 1999. You may obtain a prospectus for a portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents

Part I: Portfolio Summaries...............................................   I-1
   CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO...................   I-2
     What Investment Strategies May The Portfolio Use?....................   I-2
     What Are The Investment Policies Of The Portfolio?...................   I-2
        Fundamental Policies..............................................   I-2
        Non-Fundamental Policies..........................................   I-3
     Who Is The Investment Adviser Of The Portfolio?......................   I-3
        What is the Investment Philosophy and Style of the Adviser?.......   I-3
     How Much Does The Portfolio Pay For Administrative Services?.........   I-4
     Who Are The Principal Holds Of The Securities Of The Portfolio?......   I-4
     What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?  I-4
        Average Annual Total Return.......................................   I-4
        Yield.............................................................   I-5
     Expenses.............................................................   I-5
   CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO....................   I-6
     What Investment Strategies May The Portfolio Use?....................   I-6
     What Are The Investment Policies Of The Portfolio?...................   I-6
        Fundamental Policies..............................................   I-6
        Non-Fundamental Policies..........................................   I-7
     Who Is The Investment Adviser Of The Portfolio?......................   I-7
        What is the Investment Philosophy and Style of the Adviser?.......   I-7
     How much does the Portfolio Pay for Administrative Services?.........   I-8
     Who are the Principal Holds of the Securities of the Portfolio?......   I-8
     What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?  I-8
        Average Annual Total Return.......................................   I-8
     Expenses.............................................................   I-9
Part II: The UAM Funds in Detail..........................................  II-1
   DESCRIPTION OF PERMITTED INVESTMENTS...................................  II-2
     Debt Securities......................................................  II-2
        Types of Debt Securities..........................................  II-2
        Terms to Understand...............................................  II-6
        Factors Affecting the Value of Debt Securities....................  II-7
     Derivatives..........................................................  II-8
        Types of Derivatives..............................................  II-8
        Risks of Derivatives.............................................. II-13
     Equity Securities.................................................... II-15
        Types of Equity Securities........................................ II-15
        Risks of Investing in Equity Securities........................... II-16
     Foreign Securities................................................... II-17
        Types of Foreign Securities....................................... II-17
        Risks of Foreign Securities....................................... II-18
        The Euro.......................................................... II-20
     Investment Companies................................................. II-20
     Repurchase Agreements................................................ II-20
     Restricted Securities................................................ II-21
     Securities Lending................................................... II-21
     Short Sales.......................................................... II-22
        Description of Short Sales........................................ II-22
        Short Sales Against the Box....................................... II-22
        Restrictions on Short Sales....................................... II-22
     When-Issued, Forward Commitment and Delayed Delivery Transactions.... II-23
   MANAGEMENT OF THE FUND................................................. II-23
   INVESTMENT ADVISORY AND OTHER SERVICES................................. II-25
     Investment Adviser................................................... II-25
        Control Of Adviser................................................ II-25
        Investment Advisory Agreement..................................... II-25

        Continuing an Advisory Agreement................................   II-26
        Terminating an Advisory Agreement...............................   II-26
     Distributor........................................................   II-26
     Administrative Services............................................   II-26
        Administrator...................................................   II-26
        Sub-Administrator...............................................   II-27
        Sub-Transfer Agent and Sub-Shareholder Servicing Agent..........   II-27
        Administrative Fees.............................................   II-27
     Custodian..........................................................   II-27
     Independent Public Accountant......................................   II-27
   BROKERAGE ALLOCATION AND OTHER PRACTICES.............................   II-27
     Selection of Brokers...............................................   II-27
     Simultaneous Transactions..........................................   II-28
     Brokerage Commissions..............................................   II-28
        Equity Securities...............................................   II-28
        Debt Securities.................................................   II-28
   CAPITAL STOCK AND OTHER SECURITIES...................................   II-28
     The Fund...........................................................   II-28
     Description Of Shares And Voting Rights............................   II-29
        Description of Shares...........................................   II-29
        Class Differences...............................................   II-29
     Dividends and Capital Gains Distributions..........................   II-29
        Dividend and Distribution Options...............................   II-29
        Taxes on Distributions..........................................   II-30
        "Buying a Dividend".............................................   II-30
   PURCHASE REDEMPTION AND PRICING OF SHARES............................   II-30
     Net Asset Value Per Share..........................................   II-30
        Calculating NAV.................................................   II-30
        How the Fund Values it Assets...................................   II-31
     Purchase of Shares.................................................   II-31
        In-Kind Purchases...............................................   II-31
     Redemption of Shares...............................................   II-32
        By Mail.........................................................   II-32
        By Telephone....................................................   II-32
        Redemptions-In-Kind.............................................   II-32
        Signature Guarantees............................................   II-32
        Other Redemption Information....................................   II-33
     Exchange Privilege.................................................   II-33
     Transfer Of Shares.................................................   II-34
   PERFORMANCE CALCULATIONS.............................................   II-34
     Total Return.......................................................   II-34
     Yield..............................................................   II-35
     Comparisons........................................................   II-35
   TAXES................................................................   II-36
   FINANCIAL STATEMENTS.................................................   II-36
Glossary................................................................    II-1
Appendix A:  Description of Securities and Ratings......................    II-1
   MOODY'S INVESTORS SERVICE, INC.......................................     A-1
     Preferred Stock Ratings............................................     A-1
     Debt Ratings - Taxable Debt & Deposits Globally....................     A-1
     Short-Term Prime Rating System - Taxable Debt & Deposits Globally..     A-2
   STANDARD & POOR'S RATINGS SERVICES...................................     A-3
     Preferred Stock Ratings............................................     A-3
     Long-Term Issue Credit Ratings.....................................     A-3
     Short-Term Issue Credit Ratings....................................     A-4
   DUFF & PHELPS CREDIT RATING CO.......................................     A-5
     Long-Term Debt and Preferred Stock.................................     A-5
     Short-Term Debt....................................................     A-5

        High Grade........................................................   A-5
        Good Grade........................................................   A-6
        Satisfactory Grade................................................   A-6
        Non-Investment Grade..............................................   A-6
        Default...........................................................   A-6
   FITCH IBCA RATINGS.....................................................   A-6
     International Long-Term Credit Ratings...............................   A-6
        Investment Grade..................................................   A-6
        Speculative Grade.................................................   A-6
        International Short-Term Credit Ratings...........................   A-7
        Notes.............................................................   A-7
Appendix B - Comparisons..................................................   A-1

                           Part I: Portfolio Summaries

CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
     The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

     . Investment-Grade debt securities (at least 65% of its assets in intermediate-term investment-grade debt securities).

     .  Below investment-grade debt securities (up to 10% of its total assets).

     .  Foreign securities (up to 10% of its total assets).

     .  Futures (for hedging purposes only).

     .  Options (to enhance income or hedge risk).

     .  Forward currency exchange contracts (for hedging purposes only).

     .  Swaps (for hedging purposes only).

     .  Investment company securities.

     .  Repurchase agreements.

     .  Restricted securities.

     .  Securities lending.

     .  When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3 % of the portfolio's gross assets valued at the lower of market or cost.

     .  Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, (ii) entering into repurchase agreements or (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .  Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions.

Non-Fundamental Policies

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Invest in futures and/or options on futures unless not more than 5% of its assets are required as deposit to secure obligations under such futures and/or options on futures contracts. The portfolio may exclude from this calculation, options that are in-the-money at the time of purchase.

     .  Invest more than 20% of its assets in futures and/or options on futures.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     .  Purchase on margin or sell short except as specified herein.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

     . Purchase additional securities when its borrowings exceed 5% of its total assets.

     . Pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3 of its total assets at fair market value.

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     Chicago Asset Management Company is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 0.48% of the average daily net assets of the portfolio. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

What is the Investment Philosophy and Style of the Adviser?

     The adviser's approach is predicated on a controlled risk strategy that attempts to avoid dependence on interest rate anticipation while emphasizing value added through sector rotation and yield curve analysis. The firm seeks to add value by improving the odds in a risk/reward equation. The adviser focuses on the more traditional aspects of active portfolio management by scrutinizing sectors, coupons, call features, and the shape of the yield curve. The adviser attempts to constructs the portfolio for income and safety.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
     In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .  $14,500 for the first operational class; plus

     .  $3,000 for each additional class; plus

     .  0.04% of the aggregate net assets of the portfolio.

     The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

     .  $52,500 for the first operational class; plus

     .  $7,500 for each additional operational class; plus

     .  0.039% of their pro rata share of the combined assets of the UAM Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

     Name and Address of Shareholder                Percentage of Shares Owned
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
--------------------------------------------------------------------------------
     The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return

     For the Periods                        Shorter of 10 Years
     Ended 4/30/99     1 Year   5 Years     or Since Inception   Inception Date
     ---------------------------------------------------------------------------

Yield

     For the 30-dayperiod ended April 30, 1999, the yield of the portfolio was ____%.

EXPENSES
--------------------------------------------------------------------------------

             Investment     Investment
           Advisory Fees  Advisory Fees   Administrator  Sub-Administrator   Brokerage
                Paid          Waived           Fee             Fee          Commissions
     ---------------------------------------------------------------------------------------
     1999
     ---------------------------------------------------------------------------------------
     1998
     ---------------------------------------------------------------------------------------
     1997

CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
     The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

     .  Equity securities (at least 65% of its total assets).

     .  Below investment-grade debt securities (up to 5% of its total assets).

     . Foreign securities (up to 10% of its total assets in foreign securities and up to 25% of its total assets in American Depositary Receipts).

     .  Futures (for hedging purposes only).

     .  Forward currency exchange contracts (for hedging purposes only).

     .  Options (for hedging purposes only).

     .  Swaps (for hedging purposes only).

     .  Investment company securities.

     .  Repurchase agreements.

     .  Restricted securities.

     .  Securities lending.

     .  When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3 % of the portfolio's gross assets valued at the lower of market or cost.

     .  Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies, (ii) entering into repurchase agreements or (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .  Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions.

Non-Fundamental Policies

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Invest in futures and/or options on futures unless not more than 5% of its assets are required as deposit to secure obligations under such futures and/or options on futures contracts. The portfolio may exclude from this calculation, options that are in-the-money at the time of purchase.

     .  Invest more than 20% of its assets in futures and/or options on futures.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     .  Purchase on margin or sell short except as specified herein.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

     . Purchase additional securities when its borrowings exceed 5% of its total assets.

     . Pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3 of its total assets at fair market value.

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     Chicago Asset Management Company is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 0.625% of the average daily net assets of the portfolio. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

What is the Investment Philosophy and Style of the Adviser?

     The adviser views itself as an equity manager who, by combining value judgment and contrarian opinion, strives to outperform the market and other money managers not by market timing, but by focusing on the selection of individual securities. Categorized as a large cap, bottom-up, value/contrarian strategy, the adviser's philosophy and strategy are qualitative and have remained the same since the inception of the firm.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
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     In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .  $14,500 for the first operational class; plus

     .  $3,000 for each additional class; plus

     .  0.06% of the aggregate net assets of the portfolio.

     The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

     .  $52,500 for the first operational class; plus

     .  $7,500 for each additional operational class; plus

     .  0.039% of their pro rata share of the combined assets of the UAM Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
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     As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

     Name and Address of Shareholder                Percentage of Shares Owned
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
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     The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return

     For the Periods                        Shorter of 10 Years
     Ended 4/30/99     1 Year   5 Years     or Since Inception   Inception Date
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EXPENSES
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             Investment     Investment
           Advisory Fees  Advisory Fees   Administrator  Sub-Administrator   Brokerage
                Paid          Waived           Fee             Fee          Commissions
     ---------------------------------------------------------------------------------------
     1999
     ---------------------------------------------------------------------------------------
     1998
     ---------------------------------------------------------------------------------------
     1997

                            Part II: The UAM Funds in
                                     Detail

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES
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     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

     .  By the right of the issuer to borrow from the United States Treasury.

     . By the discretionary authority of the United States government to buy the obligations of the agency

     .  By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

     . Their payments of interest and principal are more frequent (usually monthly).

     .  They usually have adjustable interest rates.

     . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

     In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

     .  The short-term investments described below.

     .  U.S. government securities

     .  Investment-grade corporate debt securities.

     Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The portfolio will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Banker's Acceptance

     A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

     Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
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     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

     The portfolio will incur commission expenses in both opening and closing futures positions.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

     .  Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .  Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .  Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

     . A call option on the same security or index with the same or lesser exercise price.

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

     . In the case of an index, the portfolio of securities that corresponds to the index.

     The portfolio can cover a put option by, at the time of selling the option:

     .  Entering into a short position in the underlying security.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     .  Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

     Combined Positions

     The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Swap Agreements

     Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

     Correlation of Prices

     The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

     .  Have to purchase or sell the instrument underlying the contract.

     .  Not be able to hedge its investments.

     .  Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

     . The facilities of the exchange may not be adequate to handle current trading volume.

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

     .  Actual and anticipated changes in interest rates,

     .  Fiscal and monetary policies

     .  National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
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Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

     Rights and Warrants

     A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

     . Factors affecting an entire industry, such as increases in production costs.

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
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Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency.

     .  They can invest in American Depositary Receipts.

     .  They can invest in investment funds.

     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Emerging Markets

     An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

     . The economies of many foreign countries are dependnt on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally not as developed or efficient as, and more volatile, than those in the United States.

     .  They have substantially less volume.

     . Their securities tend to be less liquid and to experience rapid and erratic price movements.

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of the securities held by a portfolio. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa.

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .  Have relatively unstable governments.

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

     .  Offer less protection of property rights than more developed countries.

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .  How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
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     A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

     The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

     .  For cash management purposes.

     .  Consistent with the portfolio's investment policies and restrictions.

     . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

     The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
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     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

     When it enters into a repurchase agreement, a portfolio will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
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     The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
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     A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned.

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U.S. government.

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

     .  The portfolio must be able to terminate the loan at any time.

     . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

     . The portfolio must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

     .  Experience delays in recovering its securities.

SHORT SALES
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Description of Short Sales

     Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .  Take advantage of an anticipated decline in prices.

     .  Protect a profit in a security it already owns.

     A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

     To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     A portfolio will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

     . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

MANAGEMENT OF THE FUND

     The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

     The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                           Total
                                                                                         Aggregate     Compensation
                                                                                       Compensation   From UAM Funds
                                Position    Principal Occupations During the Past 5    from Fund as    Complex as of
      Name, Address, DOB       with Fund                    years                       of 4/30/99        12/31/99
     ---------------------------------------------------------------------------------------------------------------
     John T. Bennett, Jr.     Board         President of Squam Investment Management
     College Road -- RFD 3    Member        Company, Inc. and Great Island Investment
     Meredith, NH 03253                     Company, Inc.; President of Bennett
     1/26/29                                Management Company from 1988 to 1993.
     ---------------------------------------------------------------------------------------------------------------
     Nancy J. Dunn            Board         Financial Officer of World Wildlife Fund
     10 Garden Street         Member        since January 1999. Formerly, Vice President
     Cambridge, MA 02138                    for Finance and Administration and Treasurer
     8/14/51                                of Radcliffe College from 1991 to 1999.
     ---------------------------------------------------------------------------------------------------------------
     William A. Humenuk       Board         Executive Vice President and Chief
     100 King Street West     Member        Administrative Officer of Philip Services
     P.O. Box 2440, LCD-1                   Corp.; Formerly, a Partner in the
     Hamilton  Ontario,                     Philadelphia office of the law firm
     Canada L8N-4J6                         Dechert Price & Rhoads and a Director of
     4/21/42                                Hofler Corp.
     ---------------------------------------------------------------------------------------------------------------
     Philip D. English        Board         President and Chief Executive Officer of
     16 West Madison Street   Member        Broventure Company, Inc.; Chairman of the
     Baltimore, MD 21201                    Board of Chektec Corporation and Cyber
     8/5/48                                 Scientific, Inc
     ---------------------------------------------------------------------------------------------------------------
     James P. Pappas*         Board         President of UAM Investment Services, Inc.       0                0
     211 Congress Street      Member        since March 1999 and Vice President UAM
     Boston, MA  02110                      Trust Company since January 1996;
     2/24/53                                Principal of UAM Fund Distributors, Inc.
                                            since December 1995; formerly Vice
                                            President of UAM Investment Services, Inc.
                                            from January 1999 to 1996 and a Director
                                            and Chief Operating Officer of CS First
                                            Boston Investment Management from
                                            1993-1995.
     ---------------------------------------------------------------------------------------------------------------
     Norton H. Reamer*        Board         Chairman, Chief Executive Officer and a          0                0
     One International        Member;       Director of United Asset Management
     Place                    President     Corporation; Director, Partner or Trustee
     Boston, MA 02110         and           of each of the Investment Companies of the
     3/21/35                  Chairman      Eaton Vance Group of Mutual Funds.
     ---------------------------------------------------------------------------------------------------------------
     Peter M. Whitman, Jr.*   Board         President and Chief Investment Officer of
     One Financial Center     Member        Dewey Square Investors Corporation since         0                0
     Boston, MA 02111                       1988; Director and Chief Executive Officer
     7/1/43                                 of H.T. Investors, Inc., formerly a
                                            subsidiary of Dewey Square.
     ---------------------------------------------------------------------------------------------------------------
     William H. Park          Vice          Executive Vice President and Chief               0                0
     One International        President     Financial Officer of United Asset
     Place                                  Management Corporation.
     Boston, MA 02110
     9/19/47
     ---------------------------------------------------------------------------------------------------------------
     Gary L. French           Treasurer     President of UAMFSI and UAMFDI, formerly         0                0
     211 Congress Street                    Vice President of Operations, Development
     Boston, MA 02110                       and Control of Fidelity Investments in
     7/4/51                                 1995; Treasurer of the Fidelity Group of
                                            Mutual Funds from 1991 to 1995.
     ---------------------------------------------------------------------------------------------------------------
     Michael E. DeFao         Secretary     Vice President and General Counsel of            0                0
     211 Congress Street                    UAMFSI and UAMFDI; Associate Attorney of
     Boston, MA 02110                       Ropes & Gray (a law firm) from 1993 to
     2/28/68                                1995.
     ---------------------------------------------------------------------------------------------------------------

     Robert R. Flaherty       Assistant     Vice President of UAMFSI; formerly Manager       0                0
     211 Congress Street      Treasurer     of Fund Administration and Compliance of
     Boston, MA 02110                       CGFSC from 1995 to 1996; Senior Manager of
     9/18/63                                Deloitte & Touche LLP from 1985 to 1995,
     ---------------------------------------------------------------------------------------------------------------
     Michael J. Leary         Assistant     Vice President of Chase Global Funds             0                0
     73 Tremont Street        Treasurer     Services Company since 1993. Manager of
     Boston, MA  02108                      Audit at Ernst & Young from 1988 to 1993.
     11/23/65
     ---------------------------------------------------------------------------------------------------------------

                                                                                                         Total
                                                                                       Aggregate     Compensation
                                                                                     Compensation   From UAM Funds
                              Position    Principal Occupations During the Past 5    from Fund as    Complex as of
      Name, Address, DOB     with Fund                    years                       of 4/30/99        12/31/99
     -------------------------------------------------------------------------------------------------------------
     Michelle Azrialy       Assistant     Assistant Treasurer of Chase Global Funds        0                0
     73 Tremont Street      Secretary     Services Company since 1996. Senior Public
     Boston, MA 02108                     Accountant with Price Waterhouse LLP from
     4/12/69                              1991 to 1994.


INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISE
-------------------------------------------------------------------------------

Control Of Adviser

     Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser
     Each adviser:

     .  Manages the investment and reinvestment of the assets of the portfolios.

     . Continuously reviews, supervises and administers the investment program of the portfolios.

     . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

     An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

     . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

     . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

     . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     .  A majority of the portfolio's shareholders vote to do so; and

     .  It gives the adviser 60 days' written notice.

     . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
     UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

     .  Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

     .  SEC fees and state Blue-Sky fees.

     .  EDGAR filing fees.

     .  Processing services and related fees.

     .  Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .  Insurance premiums including fidelity bond premiums.

     .  Outside legal expenses.

     .  Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .  Cost and expenses of Fund stationery and forms.

     .  Costs of special telephone and data lines and devices.

     .  Trade association dues and expenses.

     .  Any extraordinary expenses and other customary Fund expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

     UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

     UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

     UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

     Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
--------------------------------------------------------------------------------
     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS
--------------------------------------------------------------------------------
     The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES

THE FUND
--------------------------------------------------------------------------------
     The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
     The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

     When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .  Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .  Net income

     .  Dividends

     .  NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     Income dividends and capital gains distributions are reinvested in additional shares at net asset value

     Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

     Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

     The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

     Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

     Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

     Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.

PURCHASE REDEMPTION AND PRICING OF SHARES

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

     .  Liabilities include accrued expenses and dividends payable.

     . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

     Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

     At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

     The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

     .  The securities are eligible investments for the portfolio.

     .  The securities have readily available market quotations.

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

     Requests to redeem shares must include:

     .  Share certificates, if issued.

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

     .  Any required signature guarantees (see "Signature Guarantees").

     . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

     .  Redeem shares represented by a certificate.

     The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The fund requires signature guarantees for certain types of documents, including.

     .  Written requests for redemption.

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

     .  On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

     The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

     The Fund may suspend redemption privileges or postpone the date of payment:

     .  When the NYSE and custodian bank are closed

     .  Trading on the NYSE is restricted.

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

     .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
     The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
     Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

     Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

     The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
     Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     The fund calculates these figures according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P     =   a hypothetical initial payment of $1,000

         T     =   average annual total return

         n     =   number of years

         ERV   =   ending redeemable value of a hypothetical $1,000 payment
                   made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
--------------------------------------------------------------------------------
     Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a = dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------
     To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

     Discuss various measures of the performance of a portfolio.

     Compare the performance of a portfolio to the performance of other investments, indices or averages.

     Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

     In comparing the performance of a portfolio, an investor should keep in mind that

     The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

     Indices and averages are generally unmanaged.

     The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

     In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

TAXES

     In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

     The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

     If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

     Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

FINANCIAL STATEMENTS

     The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

     .    Financial statements for the fiscal year ended April 30, 1999.

     .    Financial highlights for the respective periods presented

     .    The report of PricewaterhouseCoopers LLP.

     The following documents are included in 1999 Annual Report of FPA Crescent
     Portfolio:

     .    Financial statements for the fiscal year ended March 31, 1999.

     .    Financial highlights for the periods presented

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                   Glossary

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the portfolio.

     Board member refers to a single member of the Fund's Board.

     Board refers to the Fund's Board of Trustees as a group.

     CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

     Fund refers to UAM Funds Trust.

     Governing Board, see Board.

     NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

     Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

     UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

                            Appendix A: Description
                           of Securities and Ratings

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good aaa asset protection and the least risk of dividend impairment within the universe of preferred stock.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of b dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does caa not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as c having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

     Ba Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and B principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present Caa elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having C extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term Prime-1 debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  .  High rates of return on funds employed.

                  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  . Broad leading market positions in well-established industries.

                  . margins in earnings coverage of fixed financial charges and high internal cash generation.

                  . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime    Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------

     AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC   Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

     C            A preferred stock rated C is a nonpaying issue.

     D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments. This indicates that no rating has been requested, that there is insufficient information on which to base a

     N.R. rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Plus (+) or  To provide more detailed indications of preferred stock
     minus (-)    quality, ratings from AA to CCC may be modified by the
                  addition of a plus or minus sign to show relative standing within the major rating categories.


LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
     Issue credit ratings are based, in varying degrees, on the following considerations:

     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     Nature of and provisions of the obligation;

     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its A financial commitment on the obligation is still strong.

     BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations. CC An obligation rated CC is currently highly vulnerable to nonpayment.

     C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or       The ratings from AA to CCC may be modified by the addition of
minus (-)         a plus or minus sign to show relative standing within the
                  major rating categories.


     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------


     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     BBB+/BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BBB-

     BB+/BB/BB-   Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

     B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

     DP           Preferred stock with dividend arrearages.

SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

     D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

     D-5 Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


     B Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D            Default. Denotes actual or imminent payment default.

Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

     'NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            Appendix B - Comparisons

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

     Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

     Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds.

     Typically, the stock/bond ratio ranges around 60%/40%.

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

     Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

     New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

     Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

     Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

     Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

     Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

     Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

     Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

     Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

     Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

     Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

     Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

     Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                    UAM Funds
                                  PO Box 419081
                           Kansas City, MO 64141-6081
                      (Toll free) 1-877-UAM-LINK (826-5465)

                             Clipper Focus Portfolio
                           Institutional Class Shares

                       Statement of Additional Information
                                  July __, 1999

This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios dated July __, 1999. You may obtain a prospectus for a portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents
Part I: Portfolio Summary....................................................    I-2
   CLIPPER FOCUS PORTFOLIO...................................................    I-2
     What Investment Strategies May The Portfolio Use?.......................    I-2
     What Are The Investment Policies Of The Portfolio?......................    I-2
        Fundamental Policies.................................................    I-2
        Non-Fundamental Policies.............................................    I-2
     Who Is The Investment Adviser Of The Portfolio?.........................    I-3
     How Much Does The Portfolio Pay For Administrative Services?............    I-3
     Who Are The Principal Holders Of The Securities Of The Portfolio?.......    I-3
     What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?..    I-4
        Average Annual Total Return..........................................    I-4
     Expenses................................................................    I-4
Part II: The UAM Funds in Detail.............................................   II-1
   DESCRIPTION OF PERMITTED INVESTMENTS......................................   II-2
     Debt Securities.........................................................   II-2
        Types of Debt Securities.............................................   II-2
        Terms to Understand..................................................   II-6
        Factors Affecting the Value of Debt Securities.......................   II-7
     Derivatives.............................................................   II-8
        Types of Derivatives.................................................   II-8
        Risks of Derivatives.................................................  II-13
     Equity Securities.......................................................  II-15
        Types of Equity Securities...........................................  II-15
        Risks of Investing in Equity Securities..............................  II-16
     Foreign Securities......................................................  II-17
        Types of Foreign Securities..........................................  II-17
        Risks of Foreign Securities..........................................  II-18
        The Euro.............................................................  II-20
     Investment Companies....................................................  II-20
     Repurchase Agreements...................................................  II-20
     Restricted Securities...................................................  II-21
     Securities Lending......................................................  II-21
      Short Sales............................................................  II-21
        Description of Short Sales...........................................  II-21
        Short Sales Against the Box..........................................  II-22
        Restrictions on Short Sales..........................................  II-22
     When-Issued, Forward Commitment and Delayed Delivery Transactions.......  II-22
   MANAGEMENT OF THE FUND....................................................  II-23
   INVESTMENT ADVISORY AND OTHER SERVICES....................................  II-25
     Investment Adviser......................................................  II-25
        Control Of Adviser...................................................  II-25
        Investment Advisory Agreement........................................  II-25
        Continuing an Advisory Agreement.....................................  II-25
        Terminating an Advisory Agreement....................................  II-25
     Distributor.............................................................  II-26
     Administrative Services.................................................  II-26
        Administrator........................................................  II-26
        Sub-Administrator....................................................  II-27
        Sub-Transfer Agent and Sub-Shareholder Servicing Agent...............  II-27
        Administrative Fees..................................................  II-27
     Custodian...............................................................  II-27
     Independent Public Accountant...........................................  II-27
   BROKERAGE ALLOCATION AND OTHER PRACTICES..................................  II-27
     Selection of Brokers....................................................  II-27
     Simultaneous Transactions...............................................  II-28
     Brokerage Commissions...................................................  II-28
        Equity Securities....................................................  II-28

        Debt Securities..................................................  II-28
   CAPITAL STOCK AND OTHER SECURITIES....................................  II-28
     The Fund............................................................  II-28
     Description Of Shares And Voting Rights.............................  II-28
        Description of Shares............................................  II-28
        Class Differences................................................  II-29
     Dividends and Capital Gains Distributions...........................  II-29
        Dividend and Distribution Options................................  II-29
        Taxes on Distributions...........................................  II-29
        "Buying a Dividend"..............................................  II-30
   PURCHASE REDEMPTION AND PRICING OF SHARES.............................  II-30
     Net Asset Value Per Share...........................................  II-30
        Calculating NAV..................................................  II-30
        How the Fund Values it Assets....................................  II-30
     Purchase of Shares..................................................  II-31
        In-Kind Purchases................................................  II-31
     Redemption of Shares................................................  II-31
        By Mail..........................................................  II-32
        By Telephone.....................................................  II-32
        Redemptions-In-Kind..............................................  II-32
        Signature Guarantees.............................................  II-32
        Other Redemption Information.....................................  II-33
     Exchange Privilege..................................................  II-33
     Transfer Of Shares..................................................  II-33
   PERFORMANCE CALCULATIONS..............................................  II-33
     Total Return........................................................  II-34
     Yield...............................................................  II-34
     Comparisons.........................................................  II-35
   TAXES.................................................................  II-35
   FINANCIAL STATEMENTS..................................................  II-36
Glossary.................................................................   II-1
Appendix A:  Description of Securities and Ratings.......................   II-1
   MOODY'S INVESTORS SERVICE, INC........................................    A-1
     Preferred Stock Ratings.............................................    A-1
     Debt Ratings - Taxable Debt & Deposits Globally.....................    A-1
     Short-Term Prime Rating System - Taxable Debt & Deposits Globally...    A-2
   STANDARD & POOR'S RATINGS SERVICES....................................    A-3
     Preferred Stock Ratings.............................................    A-3
     Long-Term Issue Credit Ratings......................................    A-3
     Short-Term Issue Credit Ratings.....................................    A-4
   DUFF & PHELPS CREDIT RATING CO........................................    A-5
     Long-Term Debt and Preferred Stock..................................    A-5
     Short-Term Debt.....................................................    A-5
        High Grade.......................................................    A-5
        Good Grade.......................................................    A-6
        Satisfactory Grade...............................................    A-6
        Non-Investment Grade.............................................    A-6
        Default..........................................................    A-6
   FITCH IBCA RATINGS....................................................    A-6
     International Long-Term Credit Ratings..............................    A-6
        Investment Grade.................................................    A-6
        Speculative Grade................................................    A-6
        International Short-Term Credit Ratings..........................    A-7
        Notes............................................................    A-7
Appendix B - Comparisons.................................................    A-1

                            Part I: Portfolio Summary

CLIPPER FOCUS PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
      The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

      .     Equity securities.

      .     Investment company securities.

      .     Repurchase agreements.

      .     Restricted securities.

      .     Securities lending.

      .     When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
      The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

      The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

      .     Invest in physical commodities or contracts on physical commodities.

      . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

      . Make loans except (i) by purchasing debt securities in accordance with its investment objectives; and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the Commission thereunder.

      .     Underwrite the securities of other issuers.

      . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from
            (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

      . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the portfolio's gross assets valued at the lower of market or cost.

Non-Fundamental Policies

      The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

      .     Purchase on margin or sell short.

      . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

      . Invest more than 10% of its total assets in the securities of other investment companies.

      . Invest more than 5% of its total assets in the securities of any one investment company.

      . Acquire more than 3% of the voting securities of any other investment company.

      . With respect to 50% of its total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result,
            (i) more than 5% of the value of its total assets would be invested in the securities of any single issuer, or (ii) it would hold more than 10% of the outstanding voting securities of such issuer, or
            (iii) with respect to the remaining 50% of its total assets, more than 25% of the value of its total assets would be invested in the securities of any single issuer.

      . Purchase additional securities when its borrowings exceed 5% of its total assets.

      . Pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3 of its total assets at fair market value.

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
      Pacific Financial Research, Inc.is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to:

      .     1.00% on the first $500 million in average daily net assets, plus

      .     0.95% of the next $500 million in average daily net assets, plus

      .     0.90% on average daily net assets in excess of $1 billion.

      Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
      In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

      .     $14,500 for the first operational class; plus

      .     $3,000 for each additional class; plus

      .     0.04% of the aggregate net assets of the portfolio.

      The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

      .     $52,500 for the first operational class; plus

      .     $7,500 for each additional operational class; plus

      .     0.039% of their pro rata share of the combined assets of the UAM
            Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
      As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

      Name and Address of Shareholder                Percentage of Shares Owned
      ==========================================================================

      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

      Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
--------------------------------------------------------------------------------
      The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

 Average Annual Total Return

      For the Periods                     Shorter of 10 Years
      Ended 4/30/99    1 Year  5 Years     or Since Inception     Inception Date
      ==========================================================================

EXPENSES
--------------------------------------------------------------------------------

              Investment      Investment
            Advisory Fees   Advisory Fees   Administrator  Sub-Administrator   Brokerage
                 Paid           Waived           Fee             Fee          Commissions
      ========================================================================================
      1999
      ----------------------------------------------------------------------------------------
      1998
      ----------------------------------------------------------------------------------------
      1997

                        Part II: The UAM Funds in Detail

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES
--------------------------------------------------------------------------------
      Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

      U.S. Government Securities

      U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

      The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

      .     By the right of the issuer to borrow from the United States
            Treasury.

      . By the discretionary authority of the United States government to buy the obligations of the agency

      .     By the credit of the sponsoring agency.

      While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

      Corporate Bonds

      Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

      Mortgage-Backed Securities

      Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

      Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

      Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

      Government National Mortgage Association (GNMA)

      GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

      Federal National Mortgage Association (FNMA)

      FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

      Federal Home Loan Mortgage Corporation (FHLMC)

      FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

      Risks of Mortgage-Backed Securities

      Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

      . Their payments of interest and principal are more frequent (usually monthly).

      .     They usually have adjustable interest rates.

      . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

      In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

      Other Asset-Backed Securities

      These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

      To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

      The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

      Collateralized Mortgage Obligations (CMOs)

      CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

      A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

      Short-Term Investments

      To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

      .     The short-term investments described below.

      .     U.S. government securities

      .     Investment-grade corporate debt securities.

      Unless otherwise specified, a short-term debt security has a maturity of one year or less.

      Bank Obligations

      The portfolio will only invest in a security issued by a commercial bank if the bank:

      . Has total assets of at least $1 billion, or the equivalent in other currencies;

      . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

      . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

      Time Deposits

      Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

      Certificates of Deposit

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

      Banker's Acceptance

      A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

      Commercial Paper

      Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

      Yankee Bonds

      Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

      Zero Coupon Bonds

      These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

      These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

      The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

      Maturity

      Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

      A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

      Duration

      Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

      An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

      The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

      Interest Rates

      The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

      Prepayment Risk

      This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

      Extension Risk

      The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

      Credit Rating

      Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

      Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

      A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

      Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

      Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

      The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
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      Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

      Futures

      A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

      Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

      Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

      Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

      The portfolio will incur commission expenses in both opening and closing futures positions.

      Forward Foreign Currency Exchange Contracts

      A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

      . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

      . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

      .     Do not require an initial margin deposit.

      . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

      Foreign Currency Hedging Strategies

      A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

      The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

      Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

      The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

      It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

      Options

      An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

      Purchasing Put and Call Options

      When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

      Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

      The purchaser of an option may terminate its position by:

      .     Allowing it to expire and losing its entire premium;

      . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

      .     Closing it out in the secondary market at its current price.

      Selling (Writing) Put and Call Options

      When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

      The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

      The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

      The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

      . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

      . A call option on the same security or index with the same or lesser exercise price.

      . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

      . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

      . In the case of an index, the portfolio of securities that corresponds to the index.

      The portfolio can cover a put option by, at the time of selling the option:

      .     Entering into a short position in the underlying security.

      . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

      . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

      .     Maintaining the entire exercise price in liquid securities.

      Options on Securities Indices

      Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

      Options on Futures

      An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

      The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

      The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

      The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

      The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

      Combined Positions

      The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      Swap Agreements

      Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

      Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

      The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

      The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

      While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

      When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

      Correlation of Prices

      The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

      Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

      . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

      . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

      . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

      Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

      While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

      Lack of Liquidity

      Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

      . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

      .     Have to purchase or sell the instrument underlying the contract.

      .     Not be able to hedge its investments.

      .     Not be able realize profits or limit its losses.

      Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

      . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

      . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

      . The facilities of the exchange may not be adequate to handle current trading volume.

      . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

      . Investors may lose interest in a particular derivative or category of derivatives.

      Management Risk

      If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

      Volatility and Leverage

      The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

      .     Actual and anticipated changes in interest rates,

      .     Fiscal and monetary policies

      .     National and international political events.

      Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

      Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

      If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
--------------------------------------------------------------------------------

Types of Equity Securities

      Common Stocks

      Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

      Preferred Stocks

      Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

      Convertible Securities

      Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

      Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

      Rights and Warrants

      A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

      An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

      General Risks of Investing in Stocks

      While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

      Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

      . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

      . Factors affecting an entire industry, such as increases in production costs.

      . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

      Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

      Small and Medium-Sized Companies

      A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

      Technology Companies

      Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
--------------------------------------------------------------------------------

Types of Foreign Securities

      Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

      . They can invest directly in foreign securities denominated in a foreign currency.

      .     They can invest in American Depositary Receipts.

      .     They can invest in investment funds.

      American Depositary Receipts (ADRs)

      American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

      Emerging Markets

      An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

      Investment Funds

      Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

      Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

      Political and Economic Factors

      Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

      . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

      . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

      . The economies of many foreign countries are dependnt on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

      . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

      . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

      Information and Supervision

      There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

      Stock Exchange and Market Risk

      The adviser anticipates that in most cases an exchange or over-the-counter
      (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

      . They are generally not as developed or efficient as, and more volatile, than those in the United States.

      .     They have substantially less volume.

      . Their securities tend to be less liquid and to experience rapid and erratic price movements.

      . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

      . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

      . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

      Foreign Currency Risk

      While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of the securities held by a portfolio. Some of the factors that may impair the investments denominated in a foreign currency are:

      . It may be expensive to convert foreign currencies into United States dollars and vice versa.

      . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

      . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

      . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

      . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

      . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

      Taxes

      Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

      Emerging Markets

      Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

      .     Have relatively unstable governments.

      . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

      . Offer less protection of property rights than more developed countries.

      . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

      . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

      The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

      On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

      . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

      . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

      .     How will existing currencies be exchanged into Euro?

      . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
      A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

      The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

      .     For cash management purposes.

      . Consistent with the portfolio's investment policies and restrictions.

      . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

      The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
      In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

      When it enters into a repurchase agreement, a portfolio will:

      . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

      . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

      If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
      The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
      A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

      . The borrower must provide collateral at least equal to the market value of the securities loaned.

      . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

      . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

      .     The portfolio must be able to terminate the loan at any time.

      . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

      . The portfolio must determine that the borrower is an acceptable credit risk.

      These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

      . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

      .     Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

      Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

      Investors typically sell securities short to:

      .     Take advantage of an anticipated decline in prices.

      .     Protect a profit in a security it already owns.

      A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

      To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

      The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

      In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

      A portfolio will not short sell a security if:

      . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

      . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

      . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

      Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
      A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

      The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

      When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

      The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

MANAGEMENT OF THE FUND

      The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

      The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                         Total
                                                                                      Aggregate      Compensation
                                                                                     Compensation   From UAM Funds
                               Position    Principal Occupations During the Past 5   from Fund as    Complex as of
      Name, Address, DOB       with Fund                  years                      of 4/30/99       12/31/99
      -------------------------------------------------------------------------------------------------------------
      John T. Bennett, Jr.      Board         President of Squam Investment
      College Road -- RFD 3     Member        Management Company, Inc. and
      Meredith, NH 03253                      Great Island Investment
      1/26/29                                 Company, Inc.; President of
                                              Bennett Management Company
                                              from 1988 to 1993.
      -------------------------------------------------------------------------------------------------------------
      Nancy J. Dunn             Board         Financial Officer of World
      10 Garden Street          Member        Wildlife Fund since January
      Cambridge, MA 02138                     1999. Formerly, Vice
      8/14/51                                 President for Finance and
                                              Administration and Treasurer
                                              of Radcliffe College from
                                              1991 to 1999.
      -------------------------------------------------------------------------------------------------------------
      William A. Humenuk        Board         Executive Vice President and
      100 King Street West      Member        Chief Administrative Officer
      P.O. Box 2440, LCD-1                    of Philip Services Corp.;
      Hamilton  Ontario,                      Formerly, a Partner in the
      Canada L8N-4J6                          Philadelphia office of the
      4/21/42                                 law firm Dechert Price &
                                              Rhoads and a Director of
                                              Hofler Corp.
      -------------------------------------------------------------------------------------------------------------
      Philip D. English         Board         President and Chief Executive
      16 West Madison           Member        Officer of Broventure
       Street                                 Company, Inc.; Chairman of
      Baltimore, MD 21201                     the Board of Chektec
      8/5/48                                  Corporation and Cyber
                                              Scientific, Inc
      -------------------------------------------------------------------------------------------------------------
      James P. Pappas*          Board         President of UAM Investment                  0               0
      211 Congress Street       Member        Services, Inc. since March
      Boston, MA  02110                       1999 and Vice President UAM
      2/24/53                                 Trust Company since January
                                              1996; Principal of UAM Fund
                                              Distributors, Inc. since
                                              December 1995; formerly Vice
                                              President of UAM Investment
                                              Services, Inc. from January
                                              1999 to 1996 and a Director
                                              and Chief Operating Officer
                                              of CS First Boston Investment
                                              Management from 1993-1995.
      -------------------------------------------------------------------------------------------------------------
      Norton H. Reamer*         Board         Chairman, Chief Executive                    0               0
      One International         Member;       Officer and a Director of
       Place                    President     United Asset Management
      Boston, MA 02110          and           Corporation; Director,
      3/21/35                   Chairman      Partner or Trustee of each of
                                              the Investment Companies of
                                              the Eaton Vance Group of
                                              Mutual Funds.
      -------------------------------------------------------------------------------------------------------------
      Peter M. Whitman, Jr.*    Board         President and Chief                          0               0
      One Financial Center      Member        Investment Officer of Dewey
      Boston, MA 02111                        Square Investors Corporation
      7/1/43                                  since 1988; Director and
                                              Chief Executive Officer of
                                              H.T. Investors, Inc.,
                                              formerly a subsidiary of
                                              Dewey Square.
      -------------------------------------------------------------------------------------------------------------
      William H. Park           Vice          Executive Vice President and                 0               0
      One International         President     Chief Financial Officer of
      Place                                   United Asset Management
      Boston, MA 02110                        Corporation.
      9/19/47
      -------------------------------------------------------------------------------------------------------------
      Gary L. French            Treasurer     President of UAMFSI and                      0               0
      211 Congress Street                     UAMFDI, formerly Vice
      Boston, MA 02110                        President of Operations,
      7/4/51                                  Development and Control of
                                              Fidelity Investments in 1995;
                                              Treasurer of the Fidelity
                                              Group of Mutual Funds from
                                              1991 to 1995.
      -------------------------------------------------------------------------------------------------------------
      Michael E. DeFao          Secretary     Vice President and General                   0               0
      211 Congress Street                     Counsel of UAMFSI and UAMFDI;
      Boston, MA 02110                        Associate Attorney of Ropes &
      2/28/68                                 Gray (a law firm) from 1993
                                              to 1995.
      -------------------------------------------------------------------------------------------------------------
      Robert R. Flaherty        Assistant     Vice President of UAMFSI;                    0               0
      211 Congress Street       Treasurer     formerly Manager of Fund
      Boston, MA 02110                        Administration and Compliance
      9/18/63                                 of CGFSC from 1995 to 1996;
                                              Senior Manager of Deloitte &
                                              Touche LLP from 1985 to 1995,
      -------------------------------------------------------------------------------------------------------------
      Michael J. Leary          Assistant     Vice President of Chase                      0               0
      73 Tremont Street         Treasurer     Global Funds Services Company
      Boston, MA  02108                       since 1993.  Manager of Audit
      11/23/65                                at Ernst & Young from 1988 to
                                              1993.
      -------------------------------------------------------------------------------------------------------------

                                                                                                         Total
                                                                                      Aggregate      Compensation
                                                                                     Compensation   From UAM Funds
                               Position    Principal Occupations During the Past 5   from Fund as    Complex as of
      Name, Address, DOB       with Fund                  years                      of 4/30/99       12/31/99
      Michelle Azrialy          Assistant     Assistant Treasurer of Chase                 0               0
      73 Tremont Street         Secretary     Global Funds Services Company
      Boston, MA 02108                        since 1996.  Senior Public
      4/12/69                                 Accountant with Price
                                              Waterhouse LLP from 1991 to
                                              1994.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

      Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

      This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

      Service Performed by Adviser

      Each adviser:

      . Manages the investment and reinvestment of the assets of the portfolios.

      . Continuously reviews, supervises and administers the investment program of the portfolios.

      . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

      Limitation of Liability

      In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

      An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

      . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

      . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

      . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

      .     A majority of the portfolio's shareholders vote to do so; and

      .     It gives the adviser 60 days' written notice.

      . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
      UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

      Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

      UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

      .     Taxes, interest, brokerage fees and commissions.

      . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

      .     SEC fees and state Blue-Sky fees.

      .     EDGAR filing fees.

      .     Processing services and related fees.

      .     Advisory and administration fees.

      . Charges and expenses of pricing and data services, independent public accountants and custodians.

      .     Insurance premiums including fidelity bond premiums.

      .     Outside legal expenses.

      .     Costs of maintenance of corporate existence.

      . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

      . Printing and production costs of shareholders' reports and corporate meetings.

      .     Cost and expenses of Fund stationery and forms.

      .     Costs of special telephone and data lines and devices.

      .     Trade association dues and expenses.

      .     Any extraordinary expenses and other customary Fund expenses.

      The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

      UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

      UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

      UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

      UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

      Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
--------------------------------------------------------------------------------
      The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
      PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS
--------------------------------------------------------------------------------
      The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

      It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
      The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

      Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

      Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES

THE FUND
--------------------------------------------------------------------------------
      The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
      The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

      When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

      If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

      The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

      The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

      . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

      . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

      .     Each class of shares has different exchange privileges.

      Distribution and shareholder servicing fees reduce a class's:

      .     Net income

      .     Dividends

      .     NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

      There are three ways for shareholders to receive dividends and capital gains:

      Income dividends and capital gains distributions are reinvested in additional shares at net asset value

      Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

      Income dividends and capital gains distributions are paid in cash.

      Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

      The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

      Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

      Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

      Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.

PURCHASE REDEMPTION AND PRICING OF SHARES

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

      The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

      .     Liabilities include accrued expenses and dividends payable.

      . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

      Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

      Equity Securities

      Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

      Debt Securities

      Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

      Other Assets

      The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
      Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

      Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

      The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

      At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

      The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

      .     The securities are eligible investments for the portfolio.

      .     The securities have readily available market quotations.

      . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

      . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

      . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

      Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
      When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

      Requests to redeem shares must include:

      .     Share certificates, if issued.

      . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

      .     Any required signature guarantees (see "Signature Guarantees").

      . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

      Shareholders may not do the following by telephone:

      . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

      .     Redeem shares represented by a certificate.

      The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

      If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

      However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

      The fund requires signature guarantees for certain types of documents, including.

      .     Written requests for redemption.

      . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

      .     On all stock certificates tendered for redemption.

      The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

      The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

      Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

      The Fund may suspend redemption privileges or postpone the date of payment:

      .     When the NYSE and custodian bank are closed

      .     Trading on the NYSE is restricted.

      . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

      .     For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
      The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

      Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
      Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

      Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

      The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
      Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

      The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

      The fund calculates these figures according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         n      =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
--------------------------------------------------------------------------------
      Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

      The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

      Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------
      To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

      Discuss various measures of the performance of a portfolio.

      Compare the performance of a portfolio to the performance of other investments, indices or averages.

      Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

      In comparing the performance of a portfolio, an investor should keep in mind that

      The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

      Indices and averages are generally unmanaged.

      The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

      In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

TAXES

      In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

      The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

      If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

      Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

FINANCIAL STATEMENTS

      The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

      .     Financial statements for the fiscal year ended April 30, 1999.

      .     Financial highlights for the respective periods presented

      .     The report of PricewaterhouseCoopers LLP.

      The following documents are included in 1999 Annual Report of FPA Crescent
      Portfolio:

      .     Financial statements for the fiscal year ended March 31, 1999.

      .     Financial highlights for the periods presented

      .     The report of PricewaterhouseCoopers LLP.

      Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                    Glossary

      1933 Act means the Securities Act of 1933, as amended.

      1934 Act means the Securities Exchange Act of 1934, as amended.

      1940 Act means the Investment Company Act of 1940, as amended.

      Adviser means the investment adviser of the portfolio.

      Board member refers to a single member of the Fund's Board.

      Board refers to the Fund's Board of Trustees as a group.

      CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

      Fund refers to UAM Funds Trust.

      Governing Board, see Board.

      NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

      NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

      Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

      SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

      UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

      UAM is United Asset Management Corporation.

      UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

      UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

      UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

      All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

                             Appendix A: Description
                           of Securities and Ratings

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
      aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

      aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

      a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

      caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

      c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
      Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

      A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

      Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  .     High rates of return on funds employed.

                  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  . Broad leading market positions in well-established industries.

                  . margins in earnings coverage of fixed financial charges and high internal cash generation.

                  . Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Not Prime   Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
      AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

      BB, B,  Preferred stock rated BB, B, and CCC are regarded, on balance, as
      CCC predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

      C       A preferred stock rated C is a nonpaying issue.

      D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

      N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Plus    To provide more detailed indications of preferred stock quality,
      (+) or  ratings from AA to CCC may be modified by the addition of a plus
      minus   or minus sign to show relative standing within the major rating
      (-)     categories.

LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
      Issue credit ratings are based, in varying degrees, on the following considerations:

      Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      Nature of and provisions of the obligation;

      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

      Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

      CC    An obligation rated CC is currently highly vulnerable to nonpayment.

      C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

      D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
      Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

      A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
      AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA+/  High credit quality. Protection factors are strong. Risk is modest
      AA but may vary slightly from time to time because of economic conditions.

      A+/   Protection factors are average but adequate. However, risk factors
      A/A-  are more variable in periods of greater economic stress.

      BBB+/ Below-average protection factors but still considered sufficient for
      BBB prudent investment. Considerable variability in risk during economic cycles.

      BBB-

      BB+/  Below investment grade but deemed likely to meet obligations when
      BB/   due. Present or prospective financial protection factors fluctuate
      BB-   according to industry conditions. Overall quality may move up or down frequently within this category.

      B+/   Below investment grade and possessing risk that obligation will
      B/B-  not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

      CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

      DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

      DP    Preferred stock with dividend arrearages.

SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

      D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

      D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

      D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

      D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

      D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

      D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

      D-5   Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

      AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      B Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

      BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, High default risk. Default is a real possibility. Capacity for CC,C meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

      DDD, Default. Securities are not meeting current obligations and are DD,D extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

      F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

      B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D     Default. Denotes actual or imminent payment default.

Notes

      "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

      'NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

      'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

      RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            Appendix B - Comparisons

      CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

      Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

      Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

      Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

      Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

      Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

      Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

      IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

      IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

      Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

      Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

      Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

      Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

      Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

      Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

      Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

      Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

      Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

      Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

      Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

      Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

      Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

      Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

      Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

      Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

      NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

      New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

      Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

      Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

      Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

      Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

      Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

      Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

      Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

      Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

      Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

      Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

      Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

      Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

      Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

      Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

      Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

      Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

      Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

      Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

      Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

      Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

      U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

      Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

      Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

      Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

      Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)


                            FPA Crescent Portfolio
                          Institutional Class Shares

                      Statement of Additional Information
                                 July __, 1999

This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios dated July __, 1999. You may obtain a prospectus for a portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents

Part I: Portfolio Summary...............................................................     I-1
   FPA Crescent Portfolio...............................................................     I-2
     What Investment Strategies may the Portfolio use?..................................     I-2
     What Are the Investment Policies of the Portfolio?.................................     I-2
        Fundamental Policies............................................................     I-2
        Non-Fundamental Policies........................................................     I-3
     Who Is The Investment Adviser Of The Portfolio?....................................     I-4
        What is the Investment Philosophy and Style of the Adviser?.....................     I-4
        Who Are Some Representative Institutional Clients Of The Adviser?...............     I-4
     How much does the Portfolio Pay for Administrative Services?.......................     I-4
     Who are the Principal Holders of the Securities of the Portfolio?..................     I-5
     What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?.............     I-5
        Average Annual Total Return.....................................................     I-5
     Expenses...........................................................................     I-5
Part II: The UAM Funds in Detail........................................................    II-1
   Description of Permitted Investments.................................................    Ii-2
     Debt Securities....................................................................    II-2
        Types of Debt Securities........................................................    II-2
        Terms to Understand.............................................................    II-6
        Factors Affecting the Value of Debt Securities..................................    II-7
     Derivatives........................................................................    II-8
        Types of Derivatives............................................................    II-8
        Risks of Derivatives............................................................   II-13
     Equity Securities..................................................................   II-15
        Types of Equity Securities......................................................   II-15
        Risks of Investing in Equity Securities.........................................   II-16
     Foreign Securities.................................................................   II-17
        Types of Foreign Securities.....................................................   II-17
        Risks of Foreign Securities.....................................................   II-18
        The Euro........................................................................   II-20
     Investment Companies...............................................................   II-20
     Repurchase Agreements..............................................................   II-20
     Restricted Securities..............................................................   II-21
     Securities Lending.................................................................   II-21
     Short Sales........................................................................   II-21
        Description of Short Sales......................................................   II-21
        Short Sales Against the Box.....................................................   II-22
        Restrictions on Short Sales.....................................................   II-22
     When-Issued, Forward Commitment and Delayed Delivery Transactions..................   II-22
   Management Of The Fund...............................................................   Ii-23
   Investment Advisory and Other Services...............................................   Ii-25
     Investment Adviser.................................................................   II-25
        Control Of Adviser..............................................................   II-25
        Investment Advisory Agreement...................................................   II-25
        Continuing an Advisory Agreement................................................   II-25
        Terminating an Advisory Agreement...............................................   II-25
     Distributor........................................................................   II-26
     Administrative Services............................................................   II-26
        Administrator...................................................................   II-26
        Sub-Administrator...............................................................   II-27
        Sub-Transfer Agent and Sub-Shareholder Servicing Agent..........................   II-27
        Administrative Fees.............................................................   II-27
     Custodian..........................................................................   II-27
     Independent Public Accountant......................................................   II-27
   Brokerage Allocation and Other Practices.............................................   Ii-27
     Selection of Brokers...............................................................   II-27
     Simultaneous Transactions..........................................................   II-28

     Brokerage Commissions.......................................................    II-28
        Equity Securities........................................................    II-28
        Debt Securities..........................................................    II-28
   Capital Stock and Other Securities............................................    Ii-28
     The Fund....................................................................    II-28
     Description Of Shares And Voting Rights.....................................    II-28
        Description of Shares....................................................    II-28
        Class Differences........................................................    II-29
     Dividends and Capital Gains Distributions...................................    II-29
        Dividend and Distribution Options........................................    II-29
        Taxes on Distributions...................................................    II-29
        "Buying a Dividend"......................................................    II-30
   Purchase Redemption and Pricing of Shares.....................................    Ii-30
     Net Asset Value Per Share...................................................    II-30
        Calculating NAV..........................................................    II-30
        How the Fund Values it Assets............................................    II-30
     Purchase of Shares..........................................................    II-31
        In-Kind Purchases........................................................    II-31
     Redemption of Shares........................................................    II-31
        By Mail..................................................................    II-32
        By Telephone.............................................................    II-32
        Redemptions-In-Kind......................................................    II-32
        Signature Guarantees.....................................................    II-32
        Other Redemption Information.............................................    II-33
     Exchange Privilege..........................................................    II-33
     Transfer Of Shares..........................................................    II-33
   Performance Calculations......................................................    Ii-33
     Total Return................................................................    II-34
     Yield.......................................................................    II-34
     Comparisons.................................................................    II-35
   Taxes.........................................................................    Ii-35
   Financial Statements..........................................................    Ii-36
Glossary.........................................................................     II-1
Appendix A:  Description of Securities and Ratings...............................     II-1
   Moody's Investors Service, Inc................................................      A-1
     Preferred Stock Ratings.....................................................      A-1
     Debt Ratings - Taxable Debt & Deposits Globally.............................      A-1
     Short-Term Prime Rating System - Taxable Debt & Deposits Globally...........      A-2
   Standard & Poor's Ratings Services............................................      A-3
     Preferred Stock Ratings.....................................................      A-3
     Long-Term Issue Credit Ratings..............................................      A-3
     Short-Term Issue Credit Ratings.............................................      A-4
   Duff & Phelps Credit Rating Co................................................      A-5
     Long-term Debt and Preferred Stock..........................................      A-5
     Short-Term Debt.............................................................      A-5
        High Grade...............................................................      A-5
        Good Grade...............................................................      A-6
        Satisfactory Grade.......................................................      A-6
        Non-Investment Grade.....................................................      A-6
        Default..................................................................      A-6
   Fitch IBCA Ratings............................................................      A-6
     International Long-Term Credit Ratings......................................      A-6
        Investment Grade.........................................................      A-6
        Speculative Grade........................................................      A-6
        International Short-Term Credit Ratings..................................      A-7
        Notes....................................................................      A-7
Appendix B - Comparisons.........................................................      A-1

                              Part I: Portfolio
                                    Summary

FPA Crescent Portfolio

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
     The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments, see "What Are the Investment Policies of the Portfolio?"

     .    Equity securities (50% to 70% of its total assets).

     .    Debt Securities (30% to 50%).

     . Debt Securities-- Below-investment grade (up to 30% of its total assets).

     .    Foreign securities (up to 20% of its total assets).

     .    Futures.

     .    Forward currency exchange contracts (for hedging purposes only).

     .    Options.

     .    Short sales.

     .    Investment company securities.

     .    Repurchase agreements.

     .    Restricted securities.

     .    Securities lending.

     .    When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

     Make loans to others, except (i) through the purchase of debt securities in accordance with its investment objective and policies, and (ii) to the extent the entry into a repurchase agreement is deemed to be a loan.

     (i) borrow money, except as stated in the Prospectuses and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings; (ii) mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities (does not preclude the Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

     Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectuses and in this SAI).

     Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry (does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities).

     Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into options, futures or repurchase transactions.

     Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Portfolio's assets may be invested without regard to this limitation.

     Purchase or sell real estate; however, the Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

     With respect to 75% of its assets, own more than 5% of the securities of any single issuer (other than investments issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

     With respect to 75% of its assets, own more than 10% of the outstanding voting securities of any one issuer.

     The portfolio may not borrow except from banks for temporary or emergency purposes and in connection with short sales of securities. In these situations, the portfolio will limit borrowings to no more than 33 1/3% of the portfolio's assets, and the portfolio may not purchase additional securities when borrowings exceed 5% of its total assets.

     These investment restrictions do not prohibit the portfolio from engaging in short sales of securities as described in the Prospectuses in Part II of this SAI under "Description of Permitted Investments."

Non-Fundamental Policies

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

     .    Hold more than 10% of the outstanding voting securities of an issuer.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

 WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     First Pacific Advisors, Inc. s the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 0.75 its average age daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

What is the Investment Philosophy and Style of the Adviser?

     Equity Securities

     The adviser uses a contrarian investment style, which often leads to investing in "what other people do not wish to own." The adviser searches for common stocks, preferred stocks, warrants and convertible securities that reflect low price/earnings ratios (P/Es) and trade at discounts to private market value. The adviser deems the following to be important in its stock selection process: high return on capital; solid balance sheet; meaningful cash flow; active share repurchase program; insider buying; strong management, seeking to add shareholder value; and projected earnings growth exceeding the stock market average. In the adviser's view, the stock market prices securities efficiently in the long term, rewarding companies which successfully grow their own earnings and penalizing those which do not. The investment philosophy is based on the conviction that the market valuation of securities is often inefficient in the short-term. The adviser feels that hasty short-term decisions could cause a particular security, industry group or the entire market to become underpriced or overpriced in the short- term, thereby creating an excellent opportunity to either buy or sell.

     The adviser's intensive research process includes looking for ideas by reviewing stock price or industry group under performance, insider purchasers, management changes and corporate spin-offs. Fundamental analysis is the foundation of the Adviser's investment approach.

     Debt Securities

     Through fixed income investments, the adviser seeks a reliable and recurring stream of income for the portfolio, while preserving its capital. The adviser attempts to identify the current interest rate trends and invests funds accordingly. Usually, a defensive strategy is employed, with investments made at different points along the yield curve in an attempt to keep the average maturity of fixed income investments less than or equal to ten years.

     The adviser considers yield spread relationships and their underlying factors such as credit quality, investor perception and liquidity on a continuous basis to determine which sector offers the best investment value. When combined with equity securities, the ownership of fixed income securities not only can broaden the universe of opportunities, but also can offer additional diversification and can help lower portfolio volatility.

Who Are Some Representative Institutional Clients Of The Adviser?

     As of the date of this SAI, the adviser's representative institutional clients included: General Electric Investment Corporation; Eastman Kodak Company; Federated Department Stores, Inc.; Fox Inc.; Xerox Corporation; Southern Farm Bureau Life Insurance Company; Commonwealth of Pennsylvania Public School Employees Retirement System; and The Lannan Foundation.

     In compiling this client list, the adviser used objective criteria such as account size, geographic location and client classification. The adviser did not use any performance-based criteria. The fund does not know whether these clients approve or disapprove of the adviser or the advisory services provided.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
     In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .    $14,500 for the first operational class; plus

     .    $3,000 for each additional class; plus

     .    0.06% of the aggregate net assets of the portfolio.

     The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

     .    $52,500 for the first operational class; plus

     .    $7,500 for each additional operational class; plus

     .    0.039% of their pro rata share of the combined assets of the UAM
          Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

     Name and Address of Shareholder            Percentage of Shares Owned
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------
     -----------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
--------------------------------------------------------------------------------
     The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return

     For the Periods Ended                                  Shorter of 10 Years
     3/31/99                           1 Year    5 Years    or Since Inception    Inception Date
     --------------------------------------------------------------------------------------------
     Institutional Class
     --------------------------------------------------------------------------------------------
     Institutional Service Class

EXPENSES
--------------------------------------------------------------------------------

               Investment       Investment
             Advisory Fees    Advisory Fees    Administrator   Sub-Administrator   Brokerage
                  Paid            Waived            Fee              Fee          Commissions
     --------------------------------------------------------------------------------------------
     1999
     --------------------------------------------------------------------------------------------
     1998
     --------------------------------------------------------------------------------------------
     1997

                          Part II: The UAM Funds in
                                    Detail

Description of Permitted Investments

DEBT SECURITIES
--------------------------------------------------------------------------------
     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

     .    By the right of the issuer to borrow from the United States Treasury.

     . By the discretionary authority of the United States government to buy the obligations of the agency

     .    By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

     . Their payments of interest and principal are more frequent (usually monthly).

     .    They usually have adjustable interest rates.

     . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

     In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

     .    The short-term investments described below.

     .    U.S. government securities

     .    Investment-grade corporate debt securities.

     Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The portfolio will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Banker's Acceptance

     A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

     Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
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     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

     The portfolio will incur commission expenses in both opening and closing futures positions.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

     .    Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .    Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .    Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

     . A call option on the same security or index with the same or lesser exercise price.

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

     . In the case of an index, the portfolio of securities that corresponds to the index.

     The portfolio can cover a put option by, at the time of selling the option:

     .    Entering into a short position in the underlying security.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     .    Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

     Combined Positions

     The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Swap Agreements

     Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

     Correlation of Prices

     The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

     .    Have to purchase or sell the instrument underlying the contract.

     .    Not be able to hedge its investments.

     .    Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

     . The facilities of the exchange may not be adequate to handle current trading volume.

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

     .    Actual and anticipated changes in interest rates,

     .    Fiscal and monetary policies

     .    National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
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Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

     Rights and Warrants

     A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

     . Factors affecting an entire industry, such as increases in production costs.

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
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Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency.

     .    They can invest in American Depositary Receipts.

     .    They can invest in investment funds.

     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Emerging Markets

     An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

     . The economies of many foreign countries are dependnt on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally not as developed or efficient as, and more volatile, than those in the United States.

     .    They have substantially less volume.

     . Their securities tend to be less liquid and to experience rapid and erratic price movements.

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of the securities held by a portfolio. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa.

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .    Have relatively unstable governments.

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

     . Offer less protection of property rights than more developed countries.

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
     A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

     The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

     .    For cash management purposes.

     .    Consistent with the portfolio's investment policies and restrictions.

     . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

     The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

     When it enters into a repurchase agreement, a portfolio will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
     The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
     A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned.

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

     .    The portfolio must be able to terminate the loan at any time.

     . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

     . The portfolio must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

     .    Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

     Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

     To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     A portfolio will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

     . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

Management Of The Fund

     The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

     The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                      Total
                                                                                Aggregate         Compensation
                                                                              Compensation       From UAM Funds
                                Position          Principal Occupations     from Fund as of      Complex as of
       Name, Address, DOB       with Fund        During the Past 5  years        4/30/99            12/31/99
      -----------------------------------------------------------------------------------------------------------------------
      John T. Bennett, Jr.        Board             President of Squam
      College Road -- RFD 3       Member            Investment Management
      Meredith, NH 03253                            Company, Inc. and
      1/26/29                                       Great Island
                                                    Investment Company,
                                                    Inc.; President of
                                                    Bennett Management
                                                    Company from 1988 to
                                                    1993.
      -----------------------------------------------------------------------------------------------------------------------
      Nancy J. Dunn               Board             Financial Officer of
      10 Garden Street            Member            World Wildlife Fund
      Cambridge, MA 02138                           since January 1999.
      8/14/51                                       Formerly, Vice
                                                    President for Finance
                                                    and Administration
                                                    and Treasurer of
                                                    Radcliffe College
                                                    from 1991 to 1999.
      -----------------------------------------------------------------------------------------------------------------------
      William A. Humenuk          Board             Executive Vice
      100 King Street West        Member            President and Chief
      P.O. Box 2440, LCD-1                          Administrative
      Hamilton  Ontario,                            Officer of Philip
      Canada L8N-4J6                                Services Corp.;
      4/21/42                                       Formerly, a Partner
                                                    in the Philadelphia
                                                    office of the law
                                                    firm Dechert Price &
                                                    Rhoads and a Director
                                                    of Hofler Corp.
      -----------------------------------------------------------------------------------------------------------------------
      Philip D. English           Board             President and Chief
      16 West Madison             Member            Executive Officer of
        Street                                      Broventure Company,
      Baltimore, MD 21201                           Inc.; Chairman of the
      8/5/48                                        Board of Chektec
                                                    Corporation and Cyber
                                                    Scientific, Inc
      -----------------------------------------------------------------------------------------------------------------------
      James P. Pappas*            Board             President of UAM                0                    0
      211 Congress Street         Member            Investment Services,
      Boston, MA  02110                             Inc. since March 1999
      2/24/53                                       and Vice President
                                                    UAM Trust Company
                                                    since January 1996;
                                                    Principal of UAM Fund
                                                    Distributors, Inc.
                                                    since December 1995;
                                                    formerly Vice
                                                    President of UAM
                                                    Investment Services,
                                                    Inc. from January
                                                    1999 to 1996 and a
                                                    Director and Chief
                                                    Operating Officer of
                                                    CS First Boston
                                                    Investment Management
                                                    from 1993-1995.
      -----------------------------------------------------------------------------------------------------------------------
      Norton H. Reamer*           Board             Chairman, Chief                 0                    0
      One International           Member;           Executive Officer and
        Place                     President         a Director of United
      Boston, MA 02110            and               Asset Management
      3/21/35                     Chairman          Corporation;
                                                    Director, Partner or
                                                    Trustee of each of
                                                    the Investment
                                                    Companies of the
                                                    Eaton Vance Group of
                                                    Mutual Funds.
      -----------------------------------------------------------------------------------------------------------------------
      Peter M. Whitman, Jr.*      Board             President and Chief             0                    0
      One Financial Center        Member            Investment Officer of
      Boston, MA 02111                              Dewey Square
      7/1/43                                        Investors Corporation
                                                    since 1988; Director
                                                    and Chief Executive
                                                    Officer of H.T.
                                                    Investors, Inc.,
                                                    formerly a subsidiary
                                                    of Dewey Square.
      -----------------------------------------------------------------------------------------------------------------------
      William H. Park             Vice              Executive Vice                  0                    0
      One International           President         President and Chief
        Place                                       Financial Officer of
      Boston, MA 02110                              United Asset
      9/19/47                                       Management
                                                    Corporation.
      -----------------------------------------------------------------------------------------------------------------------
      Gary L. French              Treasurer         President of UAMFSI             0                    0
      211 Congress Street                           and UAMFDI, formerly
      Boston, MA 02110                              Vice President of
      7/4/51                                        Operations,
                                                    Development and
                                                    Control of Fidelity
                                                    Investments in 1995;
                                                    Treasurer of the
                                                    Fidelity Group of
                                                    Mutual Funds from
                                                    1991 to 1995.
      -----------------------------------------------------------------------------------------------------------------------
      Michael E. DeFao            Secretary         Vice President and              0                    0
      211 Congress Street                           General Counsel of
      Boston, MA 02110                              UAMFSI and UAMFDI;
      2/28/68                                       Associate Attorney of
                                                    Ropes & Gray (a law
                                                    firm) from 1993 to
                                                    1995.
      -----------------------------------------------------------------------------------------------------------------------
      Robert R. Flaherty          Assistant         Vice President of               0                    0
      211 Congress Street         Treasurer         UAMFSI; formerly
      Boston, MA 02110                              Manager of Fund
      9/18/63                                       Administration and
                                                    Compliance of CGFSC
                                                    from 1995 to 1996;
                                                    Senior Manager of
                                                    Deloitte & Touche LLP
                                                    from 1985 to 1995,
      -----------------------------------------------------------------------------------------------------------------------
      Michael J. Leary            Assistant         Vice President of               0                    0
      73 Tremont Street           Treasurer         Chase Global Funds
      Boston, MA  02108                             Services Company
      11/23/65                                      since 1993.  Manager
                                                    of Audit at Ernst &
                                                    Young from 1988 to
                                                    1993.
      -----------------------------------------------------------------------------------------------------------------------

                                                                                                      Total
                                                                                Aggregate         Compensation
                                                                              Compensation       From UAM Funds
                                Position          Principal Occupations     from Fund as of      Complex as of
       Name, Address, DOB       with Fund        During the Past 5  years        4/30/99            12/31/99
      -----------------------------------------------------------------------------------------------------------------------
      Michelle Azrialy            Assistant         Assistant Treasurer             0                    0
      73 Tremont Street           Secretary         of Chase Global Funds
      Boston, MA 02108                              Services Company
      4/12/69                                       since 1996.  Senior
                                                    Public Accountant
                                                    with Price Waterhouse
                                                    LLP from 1991 to 1994.

Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

     Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     Each adviser:

     . Manages the investment and reinvestment of the assets of the portfolios.

     . Continuously reviews, supervises and administers the investment program of the portfolios.

     . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

     An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

     . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

     . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

     . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     .    A majority of the portfolio's shareholders vote to do so; and

     .    It gives the adviser 60 days' written notice.

     . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
     UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

     .    Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

     .    SEC fees and state Blue-Sky fees.

     .    EDGAR filing fees.

     .    Processing services and related fees.

     .    Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .    Insurance premiums including fidelity bond premiums.

     .    Outside legal expenses.

     .    Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .    Cost and expenses of Fund stationery and forms.

     .    Costs of special telephone and data lines and devices.

     .    Trade association dues and expenses.

     .    Any extraordinary expenses and other customary Fund expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

     UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

     UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

     UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

     Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
--------------------------------------------------------------------------------
     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------
     The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Capital Stock and Other Securities

THE FUND
--------------------------------------------------------------------------------
     The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
     The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

     When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income

     .    Dividends

     .    NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
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Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     Income dividends and capital gains distributions are reinvested in additional shares at net asset value

     Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

     Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

     The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

     Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

     Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

     Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.

Purchase Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE
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Calculating NAV

     The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

     .    Liabilities include accrued expenses and dividends payable.

     . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

     Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
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     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

     At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

     The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the portfolio.

     .    The securities have readily available market quotations.

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
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     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued.

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

     .    Any required signature guarantees (see "Signature Guarantees").

     . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

     .    Redeem shares represented by a certificate.

     The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The fund requires signature guarantees for certain types of documents, including.

     .    Written requests for redemption.

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

     The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

     The Fund may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed

     .    Trading on the NYSE is restricted.

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
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     The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
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     Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

Performance Calculations

     Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

     The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
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     Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     The fund calculates these figures according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         n      =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
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     Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a =  dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.

COMPARISONS
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     To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

     Discuss various measures of the performance of a portfolio.

     Compare the performance of a portfolio to the performance of other investments, indices or averages.

     Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

     In comparing the performance of a portfolio, an investor should keep in mind that

     The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

     Indices and averages are generally unmanaged.

     The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

     In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

Taxes

     In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

     The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

     If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

     Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

Financial Statements

     The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

     .    Financial statements for the fiscal year ended April 30, 1999.

     .    Financial highlights for the respective periods presented

     .    The report of PricewaterhouseCoopers LLP.

     The following documents are included in 1999 Annual Report of FPA Crescent
     Portfolio:

     .    Financial statements for the fiscal year ended March 31, 1999.

     .    Financial highlights for the periods presented

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                    Glossary

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the portfolio.

     Board member refers to a single member of the Fund's Board.

     Board refers to the Fund's Board of Trustees as a group.

     CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

     Fund refers to UAM Funds Trust.

     Governing Board, see Board.

     NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

     Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

     UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

                             Appendix A: Description
                            of Securities and Ratings

Moody's Investors Service, Inc.

PREFERRED STOCK RATINGS
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     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
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     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
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     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                    .    High rates of return on funds employed.

                    . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                    . Broad leading market positions in well-established industries.

                    . margins in earnings coverage of fixed financial charges and high internal cash generation.

                    . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime      Issuers rated Not Prime do not fall within any of the
                    Prime rating categories.

Standard & Poor's Ratings Services

PREFERRED STOCK RATINGS
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      AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

      BB, B,        Preferred stock rated BB, B, and CCC are regarded,
      CCC           on balance, as predominantly speculative with respect to
                    the issuer's capacity to pay preferred stock obligations.
                    BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

      C             A preferred stock rated C is a nonpaying issue.

      D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

      N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Plus (+) or   To provide more detailed indications of preferred stock
      minus (-)     quality, ratings from AA to CCC may be modified by the
                    addition of a plus or minus sign to show relative standing within the major rating categories.

LONG-TERM ISSUE CREDIT RATINGS
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     Issue credit ratings are based, in varying degrees, on the following considerations:

     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     Nature of and provisions of the obligation;

     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated CC is currently highly vulnerable to nonpayment.

     C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Duff & Phelps Credit Rating Co.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     BBB+/BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BBB-

     BB+/BB/BB-     Below investment grade but deemed likely to meet
                    obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

     B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

     DP             Preferred stock with dividend arrearages.

SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

     D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

     D-5 Issuer failed to meet scheduled principal and/or interest payments.

Fitch IBCA Ratings

INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     B Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D              Default. Denotes actual or imminent payment default.

Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

     'NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            Appendix B - Comparisons

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

     Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

     Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

     Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

     New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

     Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

     Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

     Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

     Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

     Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

     Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

     Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

     Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

     Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

     Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

     Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

                            Hanson Equity Portfolio
                           Institutional Class Shares

                      Statement of Additional Information
                                 July __, 1999

     This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios dated July __, 1999. You may obtain a prospectus for a portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents

Part I: Portfolio Summary....................................................    I-1
   HANSON EQUITY PORTFOLIO...................................................    I-2
     What Investment Strategies May The Portfolio Use?.......................    I-2
     What Are The Investment Policies Of The Portfolio?......................    I-2
        Fundamental Policies.................................................    I-2
        Non-Fundamental Policies.............................................    I-3
     Who Is The Investment Adviser Of The Portfolio?.........................    I-3
     How Much Does The Portfolio Pay For Administrative Services?............    I-3
     Who Are The Principal Holders Of The Securities Of The Portfolio?.......    I-4
     What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?..    I-4
        Average Annual Total Return..........................................    I-4
     Expenses................................................................    I-4
Part II: The UAM Funds in Detail.............................................   II-1
   DESCRIPTION OF PERMITTED INVESTMENTS......................................   II-2
     Debt Securities.........................................................   II-2
        Types of Debt Securities.............................................   II-2
        Terms to Understand..................................................   II-6
        Factors Affecting the Value of Debt Securities.......................   II-7
     Derivatives.............................................................   II-8
        Types of Derivatives.................................................   II-8
        Risks of Derivatives.................................................  II-13
     Equity Securities.......................................................  II-15
        Types of Equity Securities...........................................  II-15
        Risks of Investing in Equity Securities..............................  II-16
     Foreign Securities......................................................  II-17
        Types of Foreign Securities..........................................  II-17
        Risks of Foreign Securities..........................................  II-18
        The Euro.............................................................  II-20
     Investment Companies....................................................  II-20
     Repurchase Agreements...................................................  II-20
     Restricted Securities...................................................  II-21
     Securities Lending......................................................  II-21
     Short Sales.............................................................  II-21
        Description of Short Sales...........................................  II-21
        Short Sales Against the Box..........................................  II-22
        Restrictions on Short Sales..........................................  II-22
     When-Issued, Forward Commitment and Delayed Delivery Transactions.......  II-22
   MANAGEMENT OF THE FUND....................................................  II-23
   INVESTMENT ADVISORY AND OTHER SERVICES....................................  II-25
     Investment Adviser......................................................  II-25
        Control Of Adviser...................................................  II-25
        Investment Advisory Agreement........................................  II-25
        Continuing an Advisory Agreement.....................................  II-25
        Terminating an Advisory Agreement....................................  II-25
     Distributor.............................................................  II-26
     Administrative Services.................................................  II-26
        Administrator........................................................  II-26
        Sub-Administrator....................................................  II-27
        Sub-Transfer Agent and Sub-Shareholder Servicing Agent...............  II-27
        Administrative Fees..................................................  II-27
     Custodian...............................................................  II-27
     Independent Public Accountant...........................................  II-27
   BROKERAGE ALLOCATION AND OTHER PRACTICES..................................  II-27
     Selection of Brokers....................................................  II-27
     Simultaneous Transactions...............................................  II-28
     Brokerage Commissions...................................................  II-28
        Equity Securities....................................................  II-28

        Debt Securities......................................................  II-28
   CAPITAL STOCK AND OTHER SECURITIES........................................  II-28
     The Fund................................................................  II-28
     Description Of Shares And Voting Rights.................................  II-28
        Description of Shares................................................  II-28
        Class Differences....................................................  II-29
     Dividends and Capital Gains Distributions...............................  II-29
        Dividend and Distribution Options....................................  II-29
        Taxes on Distributions...............................................  II-29
        "Buying a Dividend"..................................................  II-30
   PURCHASE REDEMPTION AND PRICING OF SHARES.................................  II-30
     Net Asset Value Per Share...............................................  II-30
        Calculating NAV......................................................  II-30
        How the Fund Values it Assets........................................  II-30
     Purchase of Shares......................................................  II-31
        In-Kind Purchases....................................................  II-31
     Redemption of Shares....................................................  II-31
        By Mail..............................................................  II-32
        By Telephone.........................................................  II-32
        Redemptions-In-Kind..................................................  II-32
        Signature Guarantees.................................................  II-32
        Other Redemption Information.........................................  II-33
     Exchange Privilege......................................................  II-33
     Transfer Of Shares......................................................  II-33
   PERFORMANCE CALCULATIONS..................................................  II-33
     Total Return............................................................  II-34
     Yield...................................................................  II-34
     Comparisons.............................................................  II-35
   TAXES.....................................................................  II-35
   FINANCIAL STATEMENTS......................................................  II-36
Glossary.....................................................................   II-1
Appendix A:  Description of Securities and Ratings...........................   II-1
   MOODY'S INVESTORS SERVICE, INC............................................    A-1
     Preferred Stock Ratings.................................................    A-1
     Debt Ratings - Taxable Debt & Deposits Globally.........................    A-1
     Short-Term Prime Rating System - Taxable Debt & Deposits Globally.......    A-2
   STANDARD & POOR'S RATINGS SERVICES........................................    A-3
     Preferred Stock Ratings.................................................    A-3
     Long-Term Issue Credit Ratings..........................................    A-3
     Short-Term Issue Credit Ratings.........................................    A-4
   DUFF & PHELPS CREDIT RATING CO............................................    A-5
     Long-Term Debt and Preferred Stock......................................    A-5
     Short-Term Debt.........................................................    A-5
        High Grade...........................................................    A-5
        Good Grade...........................................................    A-6
        Satisfactory Grade...................................................    A-6
        Non-Investment Grade.................................................    A-6
        Default..............................................................    A-6
   FITCH IBCA RATINGS........................................................    A-6
     International Long-Term Credit Ratings..................................    A-6
        Investment Grade.....................................................    A-6
        Speculative Grade....................................................    A-6
        International Short-Term Credit Ratings..............................    A-7
        Notes................................................................    A-7
Appendix B - Comparisons.....................................................    A-1

                              Part I: Portfolio
                                    Summary

HANSON EQUITY PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
     The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

     . Equity securities (at least 80% in companies with market capitalizations over $1 billion at the time of purchase).

     .    American depositary receipts (up to 20% of its total assets).

     .    Investment company securities.

     .    Repurchase agreements.

     .    Restricted securities.

     .    Securities lending.

     .    When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3 % of the portfolio's gross assets valued at the lower of market or cost.

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or
          (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .    Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

Non-Fundamental Policies

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Purchase on margin or sell short except that the portfolio may purchase futures as described in the prospectus and this SAI.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     Hanson Investment Management Company is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to
     0.70 its average age daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
     In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .    $14,500 for the first operational class; plus

     .    $3,000 for each additional class; plus

     .    0.04% of the aggregate net assets of the portfolio.

     The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

     .    $52,500 for the first operational class; plus

     .    $7,500 for each additional operational class; plus

     .    0.039% of their pro rata share of the combined assets of the UAM
          Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

       Name and Address of Shareholder            Percentage of Shares Owned
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
--------------------------------------------------------------------------------
     The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return
     For the Periods                                            Shorter of 10 Years or
     Ended 4/30/99           1 Year               5 Years           Since Inception         Inception Date
     ======================================================================================================

EXPENSES
--------------------------------------------------------------------------------

                  Investment        Investment
                Advisory Fees     Advisory Fees      Administrator    Sub-Administrator     Brokerage
                     Paid             Waived              Fee               Fee            Commissions
       ----------------------------------------------------------------------------------------------------
       1999
       ----------------------------------------------------------------------------------------------------
       1998
       ----------------------------------------------------------------------------------------------------
       1997

                           Part II: The UAM Funds in
                                    Detail

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES
--------------------------------------------------------------------------------
     Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

     U.S. Government Securities

     U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

     The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

     .    By the right of the issuer to borrow from the United States Treasury.

     . By the discretionary authority of the United States government to buy the obligations of the agency

     .    By the credit of the sponsoring agency.

     While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

     Corporate Bonds

     Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

     Mortgage-Backed Securities

     Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

     Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Government National Mortgage Association (GNMA)

     GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

     Federal National Mortgage Association (FNMA)

     FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

     Federal Home Loan Mortgage Corporation (FHLMC)

     FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

     Risks of Mortgage-Backed Securities

     Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

     . Their payments of interest and principal are more frequent (usually monthly).

     .    They usually have adjustable interest rates.

     . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

     In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

     Other Asset-Backed Securities

     These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

     To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

     Collateralized Mortgage Obligations (CMOs)

     CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

     A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

     Short-Term Investments

     To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

     .    The short-term investments described below.

     .    U.S. government securities

     .    Investment-grade corporate debt securities.

     Unless otherwise specified, a short-term debt security has a maturity of one year or less.

     Bank Obligations

     The portfolio will only invest in a security issued by a commercial bank if the bank:

     . Has total assets of at least $1 billion, or the equivalent in other currencies;

     . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

     . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

     Time Deposits

     Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

     Certificates of Deposit

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

     Banker's Acceptance

     A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     Commercial Paper

     Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

     Yankee Bonds

     Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

     Zero Coupon Bonds

     These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

     These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

     The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

     Maturity

     Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

     A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

     Duration

     Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

     An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

     The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     Interest Rates

     The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     Prepayment Risk

     This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

     Extension Risk

     The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     Credit Rating

     Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

     Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

     A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

     Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

     The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
--------------------------------------------------------------------------------
     Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

     Futures

     A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

     Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

     Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

     Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

     The portfolio will incur commission expenses in both opening and closing futures positions.

     Forward Foreign Currency Exchange Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

     . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

     . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

     .    Do not require an initial margin deposit.

     . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

     Foreign Currency Hedging Strategies

     A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

     The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

     The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

     It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

     Options

     An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     Purchasing Put and Call Options

     When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

     Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

     The purchaser of an option may terminate its position by:

     .    Allowing it to expire and losing its entire premium;

     . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

     .    Closing it out in the secondary market at its current price.

     Selling (Writing) Put and Call Options

     When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

     The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

     The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

     The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

     . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

     . A call option on the same security or index with the same or lesser exercise price.

     . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

     . In the case of an index, the portfolio of securities that corresponds to the index.

     The portfolio can cover a put option by, at the time of selling the option:

     .    Entering into a short position in the underlying security.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

     . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

     .    Maintaining the entire exercise price in liquid securities.

     Options on Securities Indices

     Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     Options on Futures

     An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

     The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

     The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

     The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

     Combined Positions

     The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Swap Agreements

     Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

     Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

     The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

     While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

     When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

     Correlation of Prices

     The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

     Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

     . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

     . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

     . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

     Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

     While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

     Lack of Liquidity

     Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

     . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

     .    Have to purchase or sell the instrument underlying the contract.

     .    Not be able to hedge its investments.

     .    Not be able realize profits or limit its losses.

     Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

     . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

     . The facilities of the exchange may not be adequate to handle current trading volume.

     . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

     . Investors may lose interest in a particular derivative or category of derivatives.

     Management Risk

     If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

     Volatility and Leverage

     The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

     .    Actual and anticipated changes in interest rates,

     .    Fiscal and monetary policies

     .    National and international political events.

     Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

     Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

     If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
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Types of Equity Securities

     Common Stocks

     Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

     Preferred Stocks

     Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

     Convertible Securities

     Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

     Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

     Rights and Warrants

     A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

     General Risks of Investing in Stocks

     While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

     Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

     . Factors affecting an entire industry, such as increases in production costs.

     . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

     Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     Small and Medium-Sized Companies

     A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

     Technology Companies

     Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
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Types of Foreign Securities

     Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

     . They can invest directly in foreign securities denominated in a foreign currency.

     .    They can invest in American Depositary Receipts.

     .    They can invest in investment funds.

     American Depositary Receipts (ADRs)

     American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     Emerging Markets

     An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

     Investment Funds

     Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

     Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

     Political and Economic Factors

     Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

     . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

     . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

     . The economies of many foreign countries are dependnt on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

     . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

     . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

     Information and Supervision

     There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

     Stock Exchange and Market Risk

     The adviser anticipates that in most cases an exchange or over-the-counter
     (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

     . They are generally not as developed or efficient as, and more volatile, than those in the United States.

     .    They have substantially less volume.

     . Their securities tend to be less liquid and to experience rapid and erratic price movements.

     . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

     . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

     . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

     Foreign Currency Risk

     While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of the securities held by a portfolio. Some of the factors that may impair the investments denominated in a foreign currency are:

     . It may be expensive to convert foreign currencies into United States dollars and vice versa.

     . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

     . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

     . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

     . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

     . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

     Taxes

     Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

     Emerging Markets

     Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     .    Have relatively unstable governments.

     . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

     . Offer less protection of property rights than more developed countries.

     . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

     . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

     The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

     On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

     . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

     . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

     .    How will existing currencies be exchanged into Euro?

     . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
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     A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

     The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

     .    For cash management purposes.

     .    Consistent with the portfolio's investment policies and restrictions.

     . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

     The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
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     In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

     When it enters into a repurchase agreement, a portfolio will:

     . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

     . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

     If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
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     The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
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     A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

     . The borrower must provide collateral at least equal to the market value of the securities loaned.

     . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

     . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

     .    The portfolio must be able to terminate the loan at any time.

     . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

     . The portfolio must determine that the borrower is an acceptable credit risk.

     These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

     . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

     .    Experience delays in recovering its securities.

SHORT SALES
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Description of Short Sales

     Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

     Investors typically sell securities short to:

     .    Take advantage of an anticipated decline in prices.

     .    Protect a profit in a security it already owns.

     A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

     To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

     The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

     In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

     A portfolio will not short sell a security if:

     . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

     . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

     . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

     Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
     A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

     The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

     When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

     The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

MANAGEMENT OF THE FUND

     The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

     The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                         Total
                                                                                       Aggregate      Compensation
                                                                                       Compensation   From UAM Funds
                               Position      Principal Occupations During the Past 5   from Fund as    Complex as of
      Name, Address, DOB       with Fund                  years                        of 4/30/99       12/31/99
      -------------------------------------------------------------------------------------------------------------
      John T. Bennett, Jr.      Board         President of Squam Investment
      College Road -- RFD 3     Member        Management Company, Inc. and
      Meredith, NH 03253                      Great Island Investment
      1/26/29                                 Company, Inc.; President of
                                              Bennett Management Company
                                              from 1988 to 1993.
      -------------------------------------------------------------------------------------------------------------
      Nancy J. Dunn             Board         Financial Officer of World
      10 Garden Street          Member        Wildlife Fund since January
      Cambridge, MA 02138                     1999. Formerly, Vice
      8/14/51                                 President for Finance and
                                              Administration and Treasurer
                                              of Radcliffe College from
                                              1991 to 1999.
      -------------------------------------------------------------------------------------------------------------
      William A. Humenuk        Board         Executive Vice President and
      100 King Street West      Member        Chief Administrative Officer
      P.O. Box 2440, LCD-1                    of Philip Services Corp.;
      Hamilton  Ontario,                      Formerly, a Partner in the
      Canada L8N-4J6                          Philadelphia office of the
      4/21/42                                 law firm Dechert Price &
                                              Rhoads and a Director of
                                              Hofler Corp.
      -------------------------------------------------------------------------------------------------------------
      Philip D. English         Board         President and Chief Executive
      16 West Madison Street    Member        Officer of Broventure
      Baltimore, MD 21201                     Company, Inc.; Chairman of
      8/5/48                                  the Board of Chektec
                                              Corporation and Cyber
                                              Scientific, Inc
      -------------------------------------------------------------------------------------------------------------
      James P. Pappas*          Board         President of UAM Investment                  0               0
      211 Congress Street       Member        Services, Inc. since March
      Boston, MA  02110                       1999 and Vice President UAM
      2/24/53                                 Trust Company since January
                                              1996; Principal of UAM Fund
                                              Distributors, Inc. since
                                              December 1995; formerly Vice
                                              President of UAM Investment
                                              Services, Inc. from January
                                              1999 to 1996 and a Director
                                              and Chief Operating Officer
                                              of CS First Boston Investment
                                              Management from 1993-1995.
      -------------------------------------------------------------------------------------------------------------
      Norton H. Reamer*         Board         Chairman, Chief Executive                    0               0
      One International Place   Member;       Officer and a Director of
      Boston, MA 02110          President     United Asset Management
      3/21/35                   and           Corporation; Director,
                                Chairman      Partner or Trustee of each of
                                              the Investment Companies of
                                              the Eaton Vance Group of
                                              Mutual Funds.
      -------------------------------------------------------------------------------------------------------------
      Peter M. Whitman, Jr.*    Board         President and Chief                          0               0
      One Financial Center      Member        Investment Officer of Dewey
      Boston, MA 02111                        Square Investors Corporation
      7/1/43                                  since 1988; Director and
                                              Chief Executive Officer of
                                              H.T. Investors, Inc.,
                                              formerly a subsidiary of
                                              Dewey Square.
      -------------------------------------------------------------------------------------------------------------
      William H. Park           Vice          Executive Vice President and                 0               0
      One International Place   President     Chief Financial Officer of
      Boston, MA 02110                        United Asset Management
      9/19/47                                 Corporation.
      -------------------------------------------------------------------------------------------------------------
      Gary L. French            Treasurer     President of UAMFSI and                      0               0
      211 Congress Street                     UAMFDI, formerly Vice
      Boston, MA 02110                        President of Operations,
      7/4/51                                  Development and Control of
                                              Fidelity Investments in 1995;
                                              Treasurer of the Fidelity
                                              Group of Mutual Funds from
                                              1991 to 1995.
      -------------------------------------------------------------------------------------------------------------
      Michael E. DeFao          Secretary     Vice President and General                   0               0
      211 Congress Street                     Counsel of UAMFSI and UAMFDI;
      Boston, MA 02110                        Associate Attorney of Ropes &
      2/28/68                                 Gray (a law firm) from 1993
                                              to 1995.
      -------------------------------------------------------------------------------------------------------------
      Robert R. Flaherty        Assistant     Vice President of UAMFSI;                    0               0
      211 Congress Street       Treasurer     formerly Manager of Fund
      Boston, MA 02110                        Administration and Compliance
      9/18/63                                 of CGFSC from 1995 to 1996;
                                              Senior Manager of Deloitte &
                                              Touche LLP from 1985 to 1995,
      -------------------------------------------------------------------------------------------------------------
      Michael J. Leary          Assistant     Vice President of Chase                      0               0
      73 Tremont Street         Treasurer     Global Funds Services Company
      Boston, MA  02108                       since 1993.  Manager of Audit
      11/23/65                                at Ernst & Young from 1988 to
                                              1993.
      -------------------------------------------------------------------------------------------------------------

                                                                                                         Total
                                                                                       Aggregate       Compensation
                                                                                      Compensation     From UAM Funds
                               Position      Principal Occupations During the Past 5    from Fund as    Complex as of
      Name, Address, DOB       with Fund                  years                       of 4/30/99       12/31/99
      -------------------------------------------------------------------------------------------------------------
      Michelle Azrialy          Assistant     Assistant Treasurer of Chase                 0               0
      73 Tremont Street         Secretary     Global Funds Services Company
      Boston, MA 02108                        since 1996.  Senior Public
      4/12/69                                 Accountant with Price
                                              Waterhouse LLP from 1991 to
                                              1994.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

     Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

     This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

     Service Performed by Adviser

     Each adviser:

     . Manages the investment and reinvestment of the assets of the portfolios.

     . Continuously reviews, supervises and administers the investment program of the portfolios.

     . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

     An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

     . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

     . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

     . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

     .    A majority of the portfolio's shareholders vote to do so; and

     .    It gives the adviser 60 days' written notice.

     . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
     UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

     .    Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

     .    SEC fees and state Blue-Sky fees.

     .    EDGAR filing fees.

     .    Processing services and related fees.

     .    Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .    Insurance premiums including fidelity bond premiums.

     .    Outside legal expenses.

     .    Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .    Cost and expenses of Fund stationery and forms.

     .    Costs of special telephone and data lines and devices.

     .    Trade association dues and expenses.

     .    Any extraordinary expenses and other customary Fund expenses.

     The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

     UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

     UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

     UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

     Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
--------------------------------------------------------------------------------
     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

SELECTION OF BROKERS
--------------------------------------------------------------------------------
     The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES

THE FUND
--------------------------------------------------------------------------------
     The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
     The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

     When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

     If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

     The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

     The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

     . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

     . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

     .    Each class of shares has different exchange privileges.

     Distribution and shareholder servicing fees reduce a class's:

     .    Net income

     .    Dividends

     .    NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

     There are three ways for shareholders to receive dividends and capital gains:

     Income dividends and capital gains distributions are reinvested in additional shares at net asset value

     Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

     Income dividends and capital gains distributions are paid in cash.

     Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

     The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

     Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

     Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

     Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.

PURCHASE REDEMPTION AND PRICING OF SHARES

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

     The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

     .    Liabilities include accrued expenses and dividends payable.

     . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

     Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

     Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

     Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

     Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
     Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

     The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

     At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

     The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

     .    The securities are eligible investments for the portfolio.

     .    The securities have readily available market quotations.

     . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

     . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

     . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

     Requests to redeem shares must include:

     .    Share certificates, if issued.

     . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

     .    Any required signature guarantees (see "Signature Guarantees").

     . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

     Shareholders may not do the following by telephone:

     . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

     .    Redeem shares represented by a certificate.

     The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

     If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

     The fund requires signature guarantees for certain types of documents, including.

     .    Written requests for redemption.

     . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

     .    On all stock certificates tendered for redemption.

     The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

     The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

     Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

     The Fund may suspend redemption privileges or postpone the date of payment:

     .    When the NYSE and custodian bank are closed

     .    Trading on the NYSE is restricted.

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

     .    For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
     The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
     Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

     Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

     The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
     Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     The fund calculates these figures according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P      =   a hypothetical initial payment of $1,000

         T      =   average annual total return

         n      =   number of years

         ERV    =   ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
--------------------------------------------------------------------------------
     Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/-1]

         Where:

         a = dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.

COMPARISONS
--------------------------------------------------------------------------------
     To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

     Discuss various measures of the performance of a portfolio.

     Compare the performance of a portfolio to the performance of other investments, indices or averages.

     Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

     In comparing the performance of a portfolio, an investor should keep in mind that

     The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

     Indices and averages are generally unmanaged.

     The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

     In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

TAXES

     In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

     The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

     If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

     Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

FINANCIAL STATEMENTS

     The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

     .    Financial statements for the fiscal year ended April 30, 1999.

     .    Financial highlights for the respective periods presented

     .    The report of PricewaterhouseCoopers LLP.

     The following documents are included in 1999 Annual Report of FPA Crescent
     Portfolio:

     .    Financial statements for the fiscal year ended March 31, 1999.

     .    Financial highlights for the periods presented

     .    The report of PricewaterhouseCoopers LLP.

     Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                    Glossary

     1933 Act means the Securities Act of 1933, as amended.

     1934 Act means the Securities Exchange Act of 1934, as amended.

     1940 Act means the Investment Company Act of 1940, as amended.

     Adviser means the investment adviser of the portfolio.

     Board member refers to a single member of the Fund's Board.

     Board refers to the Fund's Board of Trustees as a group.

     CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

     Fund refers to UAM Funds Trust.

     Governing Board, see Board.

     NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

     NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

     Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

     SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 ACT, the 1940 ACT and the 1934 ACT.

     UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

     UAM is United Asset Management Corporation.

     UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

     UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

     UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

     All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

                             Appendix A: Description
                            of Securities and Ratings

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                    .    High rates of return on funds employed.

                    . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                    . Broad leading market positions in well-established industries.

                    . margins in earnings coverage of fixed financial charges and high internal cash generation.

                    . Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime      Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES

PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
      AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

      AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

      A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

      BB, B,         Preferred stock rated BB, B, and CCC are regarded,
      CCC            on balance, as predominantly speculative with respect to
                     the issuer's capacity to pay preferred stock obligations.
                     BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

      C              A preferred stock rated C is a nonpaying issue.

      D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

      N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Plus (+) or    To provide more detailed indications of preferred stock
      minus (-)      quality, ratings from AA to CCC may be modified by the
                     addition of a plus or minus sign to show relative standing within the major rating categories.

LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
     Issue credit ratings are based, in varying degrees, on the following considerations:

     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     Nature of and provisions of the obligation;

     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

     CC An obligation rated CC is currently highly vulnerable to nonpayment.

     C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
     AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

     BBB+/BB         Below-average protection factors but still considered
     B               sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BBB-

     BB+/BB/B        Below investment grade but deemed likely to meet
     B-              obligations when due. Present or prospective financial
                     protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

     B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

     DP              Preferred stock with dividend arrearages.

SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

     D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

     D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

     D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

     D-5 Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

     AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     B Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

     BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D                Default. Denotes actual or imminent payment default.

Notes

     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1'.

     'NR' indicates that Fitch IBCA does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            Appendix B - Comparisons

     CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

     Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

     Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

     Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

     Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

     Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

     IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

     IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

     Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

     Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

     Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

     Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

     Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

     Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

     Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

     Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds.
     Typically, the stock/bond ratio ranges around 60%/40%.

     Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

     Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

     Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

     Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

     Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

     Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

     Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

     New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

     Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

     Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

     Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

     Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

     Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

     Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

     Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

     Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

     Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

     Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

     Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

     Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

     Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

     Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

     Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

     Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

     Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

     Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

     Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

     Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S.
     treasury bills and inflation.

     U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

     Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

     Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

     Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index.

     Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO 64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)





                    Jacobs International Octagon Portfolio
                          Institutional Class Shares


                      Statement of Additional Information

                                 July __, 1999



This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios dated July __, 1999. You may obtain a prospectus for a portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents

Part I: Portfolio Summary...........................................................................
 Jacobs International Octagon Portfolio.............................................................
  What Investment Strategies May The Portfolio Use?.................................................
  What Are The Investment Policies Of The Portfolio?................................................
    Fundamental Policies............................................................................
    Non-Fundamental Policies........................................................................
  Who Is The Investment Adviser Of The Portfolio?...................................................
  How Much Does The Portfolio Pay For Administrative Services?......................................
  Who Are The Principal Holders Of The Securities Of The Portfolio?.................................
  What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?............................
    Average Annual Total Return.....................................................................
  Expenses..........................................................................................
Part II: The UAM Funds in Detail....................................................................
 Description of Permitted Investments...............................................................
  Debt Securities...................................................................................
    Types of Debt Securities........................................................................
    Terms to Understand.............................................................................
    Factors Affecting the Value of Debt Securities..................................................
  Derivatives.......................................................................................
    Types of Derivatives............................................................................
    Risks of Derivatives............................................................................
  Equity Securities.................................................................................
    Types of Equity Securities......................................................................
    Risks of Investing in Equity Securities.........................................................
  Foreign Securities................................................................................
    Types of Foreign Securities.....................................................................
    Risks of Foreign Securities.....................................................................
    The Euro........................................................................................
  Investment Companies..............................................................................
  Repurchase Agreements.............................................................................
  Restricted Securities.............................................................................
  Securities Lending................................................................................
  Short Sales.......................................................................................
    Description of Short Sales......................................................................
    Short Sales Against the Box.....................................................................
    Restrictions on Short Sales.....................................................................
  When-Issued, Forward Commitment and Delayed Delivery Transactions.................................
 Management Of The Fund.............................................................................
 Investment Advisory and Other Services.............................................................
  Investment Adviser................................................................................
    Control Of Adviser..............................................................................
    Investment Advisory Agreement...................................................................
    Continuing an Advisory Agreement................................................................
    Terminating an Advisory Agreement...............................................................
  Distributor.......................................................................................
  Administrative Services...........................................................................
    Administrator...................................................................................
    Sub-Administrator...............................................................................
    Sub-Transfer Agent and Sub-Shareholder Servicing Agent..........................................
    Administrative Fees.............................................................................
  Custodian.........................................................................................
  Independent Public Accountant.....................................................................
 Brokerage Allocation and Other Practices...........................................................
  Selection of Brokers..............................................................................
  Simultaneous Transactions.........................................................................
  Brokerage Commissions.............................................................................
    Equity Securities...............................................................................

    Debt Securities.................................................................................
 Capital Stock and Other Securities.................................................................
  The Fund..........................................................................................
  Description Of Shares And Voting Rights...........................................................
    Description of Shares...........................................................................
    Class Differences...............................................................................
  Dividends and Capital Gains Distributions.........................................................
    Dividend and Distribution Options...............................................................
    Taxes on Distributions..........................................................................
    "Buying a Dividend".............................................................................
 Purchase Redemption and Pricing of Shares..........................................................
  Net Asset Value Per Share.........................................................................
    Calculating NAV.................................................................................
    How the Fund Values it Assets...................................................................
  Purchase of Shares................................................................................
    In-Kind Purchases...............................................................................
  Redemption of Shares..............................................................................
    By Mail.........................................................................................
    By Telephone....................................................................................
    Redemptions-In-Kind.............................................................................
    Signature Guarantees............................................................................
    Other Redemption Information....................................................................
  Exchange Privilege................................................................................
  Transfer Of Shares................................................................................
 Performance Calculations...........................................................................
  Total Return......................................................................................
  Yield.............................................................................................
  Comparisons.......................................................................................
 Taxes..............................................................................................
 Financial Statements...............................................................................
Glossary............................................................................................
Appendix A:  Description of Securities and Ratings..................................................
 Moody's Investors Service, Inc.....................................................................
  Preferred Stock Ratings...........................................................................
  Debt Ratings - Taxable Debt & Deposits Globally...................................................
  Short-Term Prime Rating System - Taxable Debt & Deposits Globally.................................
 Standard & Poor's Ratings Services.................................................................
  Preferred Stock Ratings...........................................................................
  Long-Term Issue Credit Ratings....................................................................
  Short-Term Issue Credit Ratings...................................................................
 Duff & Phelps Credit Rating Co.....................................................................
  Long-Term Debt and Preferred Stock................................................................
  Short-Term Debt...................................................................................
    High Grade......................................................................................
    Good Grade......................................................................................
    Satisfactory Grade..............................................................................
    Non-Investment Grade............................................................................
    Default.........................................................................................
 Fitch IBCA Ratings.................................................................................
  International Long-Term Credit Ratings............................................................
    Investment Grade................................................................................
    Speculative Grade...............................................................................
    International Short-Term Credit Ratings.........................................................
    Notes...........................................................................................
Appendix B - Comparisons............................................................................

                               Part I: Portfolio

                                    Summary

JACOBS INTERNATIONAL OCTAGON PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
  The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of
  Permitted Investments."   The investments that are italicized are principal
  strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

  .  Equity securities (at least 85% of its total assets).
  . Equity securities of companies with market capitalizations of less than $1.5 Billion at the time of purchase (between 20% and 40% of its total assets).
  .  Foreign Securities (at least 85% of its total assets).
  . Securities of issuers located in emerging markets (10% to 40% of its total assets).
  .  Foreign currency exchange contracts (for hedging purposes only).
  .  Investment company securities.
  .  Repurchase agreements.
  .  Restricted securities.
  .  Securities lending.
  .  When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

  The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

  . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the of the U.S. government or any if its agencies or instrumentalities).

  . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

  . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the u.s. government, and its agencies when a portfolio adopts a temporary defensive position.

  . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the portfolio's gross assets valued at the lower of market or cost.

  .  Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities in banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

  .  Underwrite the securities of other issuers.

Non-Fundamental Policies

  The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

  . Invest in futures and/or options on futures unless not more than 5% of its assets are required as deposit to secure obligations under such futures and/or options on futures contracts. The portfolio may exclude from this calculation, options that are in-the-money at the time of purchase.

  .  Invest more than 20% of its assets in futures and/or options on futures.

  . Invest more than 10% of its total assets in the securities of other investment companies.

  . Invest more than 5% of its total assets in the securities of any one investment company.

  . Acquire more than 3% of the voting securities of any other investment company.

  .  Purchase on margin or sell short except as specified herein.

  . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

  . Purchase additional securities when its borrowings exceed 5% of its total assets.

  . Pledge, mortgage or hypothecate any of its assets to an extent greater than 331/3 of its total assets at fair market value.

  . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  Jacobs Asset Management is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 1.00% of its average daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
  In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

  .  $14,500 for the first operational class; plus

  .  $3,000 for each additional class; plus

  .  0.04% of the aggregate net assets of the portfolio.

  The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

  .  $52,500 for the first operational class; plus

  .  $7,500 for each additional operational class; plus

  .  0.039% of their pro rata share of the combined assets of the UAM Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

  Name and Address of Shareholder                       Percentage of Shares Owned
  --------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------
  --------------------------------------------------------------------------------------------------------

  Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
--------------------------------------------------------------------------------
  The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return

   For the Periods Ended                                    Shorter of 10 Years or
   4/30/99                      1 Year       5 Years            Since Inception       Inception Date
   ---------------------------------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------

             Investment       Investment
            Advisory Fees    Advisory Fees                                                   Brokerage
                Paid            Waived         Administrator Fee   Sub-Administrator Fee    Commissions
   ---------------------------------------------------------------------------------------------------------
     1999
     -------------------------------------------------------------------------------------------------------
     1998
     -------------------------------------------------------------------------------------------------------
     1997

                          PART II: THE UAM FUNDS IN

                                    DETAIL

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES
--------------------------------------------------------------------------------
  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities."

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

  .  By the right of the issuer to borrow from the United States Treasury.

  . By the discretionary authority of the United States government to buy the obligations of the agency

  .  By the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

  . Their payments of interest and principal are more frequent (usually monthly).

  . They usually have adjustable interest rates.

  . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

  In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Short-Term Investments
  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

  .  The short-term investments described below.

  .  U.S. government securities

  .  Investment-grade corporate debt securities.

  Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations
  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  .  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of
  a debt security.   Future interest payments and principal payments are
  discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates
  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

  Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
--------------------------------------------------------------------------------
  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

  Futures

  A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

  Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

  Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

  Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

  The portfolio will incur commission expenses in both opening and closing futures positions.

  Forward Foreign Currency Exchange Contracts

  A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

  . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

  . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

  .  Do not require an initial margin deposit.

  . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

  Foreign Currency Hedging Strategies

  A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

  The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

  The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

  It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

  Options

  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .  Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .  Closing it out in the secondary market at its current price.

  Selling (Writing) Put and Call Options

  When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the
  security's value.   If security prices remain the same over time, the
  portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

  . A call option on the same security or index with the same or lesser exercise price.

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

  . In the case of an index, the portfolio of securities that corresponds to the index.

  The portfolio can cover a put option by, at the time of selling the option:

  .  Entering into a short position in the underlying security.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  .  Maintaining the entire exercise price in liquid securities.

  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in
  the case of a put option) at a fixed time and price.   Upon exercise of the
  option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

  Combined Positions

  The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  Swap Agreements

  Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

  Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

  The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

  The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

  Correlation of Prices

  The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

  .  Have to purchase or sell the instrument underlying the contract.

  .  Not be able to hedge its investments.

  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

  . The facilities of the exchange may not be adequate to handle current trading volume.

  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

  . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage

  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

  .  Actual and anticipated changes in interest rates,

  .  Fiscal and monetary policies

  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.


EQUITY SECURITIES
--------------------------------------------------------------------------------

Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

  Rights and Warrants

  A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

  . Factors affecting an entire industry, such as increases in production costs.

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

  Small and Medium-Sized Companies

  A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.


FOREIGN SECURITIES
--------------------------------------------------------------------------------

Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency.

  .  They can invest in American Depositary Receipts.

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Emerging Markets

  An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

  . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally not as developed or efficient as, and more volatile, than those in the United States.

  .  They have substantially less volume.

  . Their securities tend to be less liquid and to experience rapid and erratic price movements.

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in value of the securities held by a portfolio. Some of the factors that may impair the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa.

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments.

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

  .  Offer less protection of property rights than more developed countries.

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

 . Local securities markets may trade a small number of securities and may beunable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?


INVESTMENT COMPANIES
--------------------------------------------------------------------------------
  A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

  The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

  .  For cash management purposes.

  .  Consistent with the portfolio's investment policies and restrictions.

  . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

  The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.


REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

  When it enters into a repurchase agreement, a portfolio will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.


RESTRICTED SECURITIES
--------------------------------------------------------------------------------
  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.


SECURITIES LENDING
--------------------------------------------------------------------------------
  A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned.

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

  .  The portfolio must be able to terminate the loan at any time.

  . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

  . The portfolio must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

  .  Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

  Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

  Investors typically sell securities short to:

  .  Take advantage of an anticipated decline in prices.

  .  Protect a profit in a security it already owns.

  A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

  To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

  The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

  In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

  A portfolio will not short sell a security if:

  . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

  . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

  . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

  Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
  (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.


Management Of The Fund

  The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

  The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                                Total
                                                                                                Aggregate      Compensation
                                                                                               Compensation     From UAM
                                 Position      Principal Occupations During the Past 5        from Fund as of  Funds Complex
Name, Address, DOB              with Fund                   years                               4/30/99       as of 12/31/99
------------------------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.              Board       President of Squam Investment Management Company,
College Road -- RFD 3             Member      Inc. and Great Island Investment Company, Inc.;
Meredith, NH 03253                            President of Bennett Management Company from 1988
1/26/29                                       to 1993.
------------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn                     Board       Financial Officer of World Wildlife Fund since
10 Garden Street                  Member      January 1999. Formerly, Vice President for Finance
Cambridge, MA 02138                           and Administration and Treasurer of Radcliffe
8/14/51                                       College from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------
William A. Humenuk                Board       Executive Vice President and Chief Administrative
100 King Street West              Member      Officer of Philip Services Corp.; Formerly, a
P.O. Box 2440, LCD-1                          Partner in the Philadelphia office of the law firm
Hamilton  Ontario,                            Dechert Price & Rhoads and a Director of Hofler
Canada L8N-4J6                                Corp.
4/21/42
------------------------------------------------------------------------------------------------------------------------------
Philip D. English                 Board       President and Chief Executive Officer of
16 West Madison Street            Member      Broventure Company, Inc.; Chairman of the Board of
Baltimore, MD 21201                           Chektec Corporation and Cyber Scientific, Inc
8/5/48
------------------------------------------------------------------------------------------------------------------------------
James P. Pappas*                  Board       President of UAM Investment Services, Inc. since     0                    0
211 Congress Street               Member      March 1999 and Vice President UAM Trust Company
Boston, MA  02110                             since January 1996; Principal of UAM Fund
2/24/53                                       Distributors, Inc. since December 1995; formerly
                                              Vice President of UAM Investment Services, Inc.
                                              from January 1999 to 1996 and a Director and Chief
                                              Operating Officer of CS First Boston Investment
                                              Management from 1993-1995.
------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*                 Board       Chairman, Chief Executive Officer and a Director     0                    0
One International Place           Member;     of United Asset Management Corporation; Director,
Boston, MA 02110                  President   Partner or Trustee of each of the Investment
3/21/35                           and         Companies of the Eaton Vance Group of Mutual Funds.
                                  Chairman
------------------------------------------------------------------------------------------------------------------------------
Peter M. Whitman, Jr.*            Board       President and Chief Investment Officer of Dewey      0                    0
One Financial Center              Member      Square Investors Corporation since 1988; Director
Boston, MA 02111                              and Chief Executive Officer of H.T. Investors,
7/1/43                                        Inc., formerly a subsidiary of Dewey Square.
------------------------------------------------------------------------------------------------------------------------------
William H. Park                   Vice        Executive Vice President and Chief Financial         0                    0
One International Place           President   Officer of United Asset Management Corporation.
Boston, MA 02110
9/19/47
------------------------------------------------------------------------------------------------------------------------------
Gary L. French                    Treasurer   President of UAMFSI and UAMFDI, formerly Vice        0                    0
211 Congress Street                           President of Operations, Development and Control
Boston, MA 02110                              of Fidelity Investments in 1995; Treasurer of the
7/4/51                                        Fidelity Group of Mutual Funds from 1991 to 1995.
------------------------------------------------------------------------------------------------------------------------------
Michael E. DeFao                  Secretary   Vice President and General Counsel of UAMFSI and     0                    0
211 Congress Street                           UAMFDI; Associate Attorney of Ropes & Gray (a law
Boston, MA 02110                              firm) from 1993 to 1995.
2/28/68
------------------------------------------------------------------------------------------------------------------------------
Robert R. Flaherty                Assistant   Vice President of UAMFSI; formerly Manager of Fund   0                    0
211 Congress Street               Treasurer   Administration and Compliance of CGFSC from 1995
Boston, MA 02110                              to 1996; Senior Manager of Deloitte & Touche LLP
9/18/63                                       from 1985 to 1995,
------------------------------------------------------------------------------------------------------------------------------
Michael J. Leary                  Assistant   Vice President of Chase Global Funds Services        0                    0
73 Tremont Street                 Treasurer   Company since 1993.  Manager of Audit at Ernst &
Boston, MA  02108                             Young from 1988 to 1993.
11/23/65
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Total
                                                                                              Aggregate      Compensation
                                                                                             Compensation      From UAM
                            Position      Principal Occupations During the Past 5           from Fund as of  Funds Complex
 Name, Address, DOB         with Fund                   years                               4/30/99           as of 12/31/99
Michelle Azrialy           Assistant     Assistant Treasurer of Chase Global Funds Services    0                    0
73 Tremont Street          Secretary     Company since 1996.  Senior Public Accountant with
Boston, MA 02108                         Price Waterhouse LLP from 1991 to 1994.
4/12/69

Investment Advisory And Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------
Control Of Adviser

  Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

  This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

  Service Performed by Adviser
  Each adviser:

  .  Manages the investment and reinvestment of the assets of the portfolios.

  . Continuously reviews, supervises and administers the investment program of the portfolios.

  . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

  An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

  . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

  . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

  . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

  .  A majority of the portfolio's shareholders vote to do so; and

  .  It gives the adviser 60 days' written notice.

  . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
  UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

  Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

  .  Taxes, interest, brokerage fees and commissions.

  . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

  .  SEC fees and state Blue-Sky fees.

  .  EDGAR filing fees.

  .  Processing services and related fees.

  .  Advisory and administration fees.

  . Charges and expenses of pricing and data services, independent public accountants and custodians.

  .  Insurance premiums including fidelity bond premiums.

  .  Outside legal expenses.

  .  Costs of maintenance of corporate existence.

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

  . Printing and production costs of shareholders' reports and corporate meetings.

  .  Cost and expenses of Fund stationery and forms.

  .  Costs of special telephone and data lines and devices.

  .  Trade association dues and expenses.

  .  Any extraordinary expenses and other customary Fund expenses.

  The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

  UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

  UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

  UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

  Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
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  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
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  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

Brokerage Allocation And Other Practices

SELECTION OF BROKERS
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  The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

  It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
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  The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
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Equity Securities

  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Capital Stock And Other Securities

THE FUND
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  The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
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  The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

  When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

  If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

  The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

  The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

  . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

  . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

  .  Each class of shares has different exchange privileges.

  Distribution and shareholder servicing fees reduce a class's:

  .  Net income

  .  Dividends

  .  NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
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Dividend and Distribution Options

  There are three ways for shareholders to receive dividends and capital gains:

  Income dividends and capital gains distributions are reinvested in additional shares at net asset value

  Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

  Income dividends and capital gains distributions are paid in cash.

  Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

  The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

  Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

  Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

  Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.


Purchase Redemption And Pricing Of Shares

NET ASSET VALUE PER SHARE
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Calculating NAV

  The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

  .  Liabilities include accrued expenses and dividends payable.

  . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

  Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

  Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
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  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

  At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

  The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the portfolio.

  .  The securities have readily available market quotations.

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
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  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued.

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

  .  Any required signature guarantees (see "Signature Guarantees").

  . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

  .  Redeem shares represented by a certificate.

  The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

  If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees
  The fund requires signature guarantees for certain types of documents, including.

  .  Written requests for redemption.
  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed
  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

  The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

  Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

  The Fund may suspend redemption privileges or postpone the date of payment:

  .  When the NYSE and custodian bank are closed

  .  Trading on the NYSE is restricted.

  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

  .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE

  The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
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  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

Performance Calculations

  Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have
  computed according to the requirements of the SEC.   The fund calculates its
  current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

  The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
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  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  The fund calculates these figures according to the following formula:

     P (1 + T)/n/ = ERV

     Where:

     P    =    a hypothetical initial payment of $1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
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  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.

COMPARISONS
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  To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

  Discuss various measures of the performance of a portfolio.

  Compare the performance of a portfolio to the performance of or other investments, indices or averages.

  Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

  In comparing the performance of a portfolio, an investor should keep in mind that

  The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

  Indices and averages are generally unmanaged.

  The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

  In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

Taxes

  In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

  The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

  If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

  Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

Financial Statements

  The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

  .  Financial statements for the fiscal year ended April 30, 1999.

  .  Financial highlights for the respective periods presented

  .  The report of PricewaterhouseCoopers LLP.

  The following documents are included in 1999 Annual Report of FPA Crescent
  Portfolio:

  .  Financial statements for the fiscal year ended March 31, 1999.

  .  Financial highlights for the periods presented

  .  The report of PricewaterhouseCoopers LLP.

  Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                    Glossary

  1933 Act means the Securities Act of 1933, as amended.

  1934 Act means the Securities Exchange Act of 1934, as amended.

  1940 Act means the Investment Company Act of 1940, as amended.

  Adviser means the investment adviser of the portfolio.

  Board member refers to a single member of the Fund's Board.

  Board refers to the Fund's Board of Trustees as a group.

  CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

  Fund refers to UAM Funds Trust.

  Governing Board, see Board.

  NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

  NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

  Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

  SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

  UAM is United Asset Management Corporation.

  UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

  UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

  UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

  All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

                           Appendix A:  Description
                           Of Securities And Ratings

Moody's Investors Service, Inc.

PREFERRED STOCK RATINGS
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  aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

  aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

  a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

  caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

  ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

  c            This is the lowest rated class of preferred or preference stock.
               Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
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  Aaa          Bonds which are rated Aaa are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments ar e protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations, (i. e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba           Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues s o rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------

  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               .    High rates of return on funds employed.

               . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               . Broad leading market positions in well-established industries.

               . margins in earnings coverage of fixed financial charges and high internal cash generation.

               . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for re payment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime    Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Services


PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
  AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

  AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

  A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

  BB, B, CCC   Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, th ese are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

  C            A preferred stock rated C is a nonpaying issue.

  D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which t o base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Plus (+) or  To provide more detailed indications of preferred stock quality,
  minus (-)    ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------

  Issue credit ratings are based, in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  Nature of and provisions of the obligation;

  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB          An obligation rated BBB exhibits adequate protection parameters.
               However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

  Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated CC is currently highly vulnerable to nonpayment.

  C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

  D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------

  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

  A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Duff & Phelps Credit Rating Co.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
  AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

  BBB+/BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BBB-

  BB+/BB/BB-   Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

  B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

  DP           Preferred stock with dividend arrearages.


SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

  D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

  D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

  D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

  D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

  D-5 Issuer failed to meet scheduled principal and/or interest payments.

Fitch Ibca Ratings


INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

  AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  B Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

  BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

  DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

  F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature .

  F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

  D            Default.  Denotes actual or imminent payment default.

Notes

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

  `NR'  indicates that Fitch IBCA does not rate the issuer or issue in question.

  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                           Appendix B - Comparisons

  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

  Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

  Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

  Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

  New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

  Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

  Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

  Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

  Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

  Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

  Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

  Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

  Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

  Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

  Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

  Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line -- composed of over 1,600 stocks in the Value Line Investment
  Survey.

  Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..


  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)



                      MJI International Equity Portfolio
                          Institutional Class Shares
                      Institutional Service Class Shares

                      Statement of Additional Information
                                 July __, 1999



  This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios dated July __, 1999. You may obtain a prospectus for a portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents

Part I: Portfolio Summary.........................................................
 MJI INTERNATIONAL EQUITY PORTFOLIO...............................................
  What Investment Strategies May The Portfolio Use?...............................
  What Are The Investment Policies Of The Portfolio?..............................
    Fundamental Policies..........................................................
    Non-Fundamental Policies......................................................
  Who Is The Investment Adviser Of The Portfolio?.................................
    What is the Investment Philosophy and Style of the Adviser?...................
    Who Are Some Representative Institutional Clients Of The Adviser?.............
  How Much Does The Portfolio Pay For Administrative Services?....................
  Who Are The Principal Holders Of The Securities Of The Portfolio?...............
  What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?..........
    Average Annual Total Return...................................................
  Expenses........................................................................
Part II: The UAM Funds in Detail..................................................
 DESCRIPTION OF PERMITTED INVESTMENTS.............................................
  Debt Securities.................................................................
    Types of Debt Securities......................................................
    Terms to Understand...........................................................
    Factors Affecting the Value of Debt Securities................................
  Derivatives.....................................................................
    Types of Derivatives..........................................................
    Risks of Derivatives..........................................................
  Equity Securities...............................................................
    Types of Equity Securities....................................................
    Risks of Investing in Equity Securities.......................................
  Foreign Securities..............................................................
    Types of Foreign Securities...................................................
    Risks of Foreign Securities...................................................
    The Euro......................................................................
  Investment Companies............................................................
  Repurchase Agreements...........................................................
  Restricted Securities...........................................................
  Securities Lending..............................................................
  Short Sales.....................................................................
    Description of Short Sales....................................................
    Short Sales Against the Box...................................................
    Restrictions on Short Sales...................................................
  When-Issued, Forward Commitment and Delayed Delivery Transactions...............
 MANAGEMENT OF THE FUND...........................................................
 INVESTMENT ADVISORY AND OTHER SERVICES...........................................
  Investment Adviser..............................................................
    Control Of Adviser............................................................
    Investment Advisory Agreement.................................................
    Continuing an Advisory Agreement..............................................
    Terminating an Advisory Agreement.............................................
  Distributor.....................................................................
  Administrative Services.........................................................
    Administrator.................................................................
    Sub-Administrator.............................................................
    Sub-Transfer Agent and Sub-Shareholder Servicing Agent........................
    Administrative Fees...........................................................
  Custodian.......................................................................
  Independent Public Accountant...................................................
 BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................
  Selection of Brokers............................................................
  Simultaneous Transactions.......................................................

  Brokerage Commissions.........................................................
    Equity Securities...........................................................
    Debt Securities.............................................................
 CAPITAL STOCK AND OTHER SECURITIES.............................................
  The Fund......................................................................
  Description Of Shares And Voting Rights.......................................
    Description of Shares.......................................................
    Class Differences...........................................................
  Dividends and Capital Gains Distributions.....................................
    Dividend and Distribution Options...........................................
    Taxes on Distributions......................................................
    "Buying a Dividend".........................................................
 PURCHASE REDEMPTION AND PRICING OF SHARES......................................
  Net Asset Value Per Share.....................................................
    Calculating NAV.............................................................
    How the Fund Values it Assets...............................................
  Purchase of Shares............................................................
    In-Kind Purchases...........................................................
  Redemption of Shares..........................................................
    By Mail.....................................................................
    By Telephone................................................................
    Redemptions-In-Kind.........................................................
    Signature Guarantees........................................................
    Other Redemption Information................................................
  Exchange Privilege............................................................
  Transfer Of Shares............................................................
 PERFORMANCE CALCULATIONS.......................................................
  Total Return..................................................................
  Yield.........................................................................
  Comparisons...................................................................
 TAXES..........................................................................
 FINANCIAL STATEMENTS...........................................................
Glossary........................................................................
Appendix A:  Description of Securities and Ratings..............................
 MOODY'S INVESTORS SERVICE, INC.................................................
  Preferred Stock Ratings.......................................................
  Debt Ratings - Taxable Debt & Deposits Globally...............................
  Short-Term Prime Rating System - Taxable Debt & Deposits Globally.............
 STANDARD & POOR'S RATINGS SERVICES.............................................
  Preferred Stock Ratings.......................................................
  Long-Term Issue Credit Ratings................................................
  Short-Term Issue Credit Ratings...............................................
 DUFF & PHELPS CREDIT RATING CO.................................................
  Long-Term Debt and Preferred Stock............................................
  Short-Term Debt...............................................................
    High Grade..................................................................
    Good Grade..................................................................
    Satisfactory Grade..........................................................
    Non-Investment Grade........................................................
    Default.....................................................................
 FITCH IBCA RATINGS.............................................................
  International Long-Term Credit Ratings........................................
    Investment Grade............................................................
    Speculative Grade...........................................................
    International Short-Term Credit Ratings.....................................
    Notes.......................................................................
Appendix B - Comparisons........................................................

                           PART I: PORTFOLIO SUMMARY

MJI INTERNATIONAL EQUITY PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
  The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

  .  Foreign securities (at least 65% of its total assets).

  .  Equity Securities (at least 65% of its total assets).

  .  Futures (for hedging purposes only).

  .  Forward currency exchange contracts (for hedging purposes only).

  .  Options (to enhance income or hedge risk).

  .  Swaps, caps, collars and floors (hedging purposes only).

  .  Investment company securities.

  .  Repurchase agreements.

  .  Restricted securities.

  .  Securities lending.

  .  When-issued securities.


WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

  The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

  . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the of the U.S. government or any if its agencies or instrumentalities).

  . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

  . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the u.s. government, and its agencies when a portfolio adopts a temporary defensive position.

  . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the portfolio's gross assets valued at the lower of market or cost.

  .  Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Make loans except (i) by purchasing debt securities in accordance with its investment objectives and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the SEC thereunder.

  .  Underwrite the securities of other issuers.

  . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings mortgages or pledges or (ii) entering into option, futures or repurchase transactions.

Non-Fundamental Policies

  The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

  .  Purchase on margin or sell short.

  . Invest more than 10% of its total assets in the securities of other investment companies.

  . Invest more than 5% of its total assets in the securities of any one investment company.

  . Acquire more than 3% of the voting securities of any other investment company.

  . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  Murray Johnstone International Limited is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 0.75% of its average age daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

What is the Investment Philosophy and Style of the Adviser?

  A value orientation for country, currency and stock selection is key to the adviser's investment philosophy. The adviser's management structure centers around regional research teams which are specialized by geography. The individuals within each team are responsible for conducting research within each region as well as identifying particular stocks for possible inclusion within portfolios. On-site, fundamental research is a primary component of the evaluation process.

Who Are Some Representative Institutional Clients Of The Adviser?

  As of the date of this SAI, the adviser's representative institutional clients included: Ace Hardware, American Cancer Society, Royal Caribbean Cruises, Siemens, Levitz, Franciscan Sisters, Rhode Island School of Design, Government of Guam, City of Albany and Arkansas Police & Fire Retirement Systems.

  In compiling this client list, the Adviser used objective criteria such as account size, geographic location and client classification. The adviser did not use any performance based criteria. The fund doesnot know whether these clients approve or disapprove of the adviser or the advisory services provided.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
  In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

  .  $14,500 for the first operational class; plus

  .  $3,000 for each additional class; plus

  .  0.06% of the aggregate net assets of the portfolio.

  The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

  .  $52,500 for the first operational class; plus

  .  $7,500 for each additional operational class; plus

  .  0.039% of their pro rata share of the combined assets of the UAM Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

Name and Address of Shareholder                           Percentage of Shares Owned
------------------------------------------------------------------------------------
____________________________________________________________________________________
____________________________________________________________________________________

  Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
-------------------------------------------------------------------------------
  The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return

For the Periods Ended    1 Year  5 Years   Shorter of 10 Years or
4/30/99                                       Since Inception                Inception Date
-------------------------------------------------------------------------------------------
Institutional Class
-------------------------------------------------------------------------------------------
Institutional Service Class

EXPENSES
-------------------------------------------------------------------------------

             Investment       Investment
            Advisory Fees    Advisory Fees    Administrator    Sub-Administrator     Brokerage
                 Paid           Waived             Fee                 Fee          Commissions
-----------------------------------------------------------------------------------------------
     1999
 -----------------------------------------------------------------------------------------------
     1998
 -----------------------------------------------------------------------------------------------
     1997

                       PART II: THE UAM FUNDS IN DETAIL

DESCRIPTION OF PERMITTED INVESTMENTS


DEBT SECURITIES
-------------------------------------------------------------------------------
  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

  .  By the right of the issuer to borrow from the United States Treasury.

  . By the discretionary authority of the United States government to buy the obligations of the agency

  .  By the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

  . Their payments of interest and principal are more frequent (usually monthly).

  .  They usually have adjustable interest rates.

  . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

  In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Short-Term Investments

  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

  . The short-term investments described below.

  .  U.S. government securities

  .  Investment-grade corporate debt securities.

  Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations

  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
    and

  . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

  Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
-------------------------------------------------------------------------------
  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

  Futures

  A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

  Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

  Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

  Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

  The portfolio will incur commission expenses in both opening and closing futures positions.

  Forward Foreign Currency Exchange Contracts

  A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

  . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

  . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

  .  Do not require an initial margin deposit.

  . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

  Foreign Currency Hedging Strategies

  A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

  The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

  The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

  It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

  Options

  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .  Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .  Closing it out in the secondary market at its current price.

  Selling (Writing) Put and Call Options

  When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

  . A call option on the same security or index with the same or lesser exercise price.

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract .

  . In the case of an index, the portfolio of securities that corresponds to the index.

  The portfolio can cover a put option by, at the time of selling the option:

  .  Entering into a short position in the underlying security.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  .  Maintaining the entire exercise price in liquid securities.

  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in
  the case of a put option) at a fixed time and price.   Upon exercise of the
  option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

  Combined Positions

  The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  Swap Agreements

  Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

  Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

  The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

  The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

  Correlation of Prices

  The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

  .  Have to purchase or sell the instrument underlying the contract.

  .  Not be able to hedge its investments.

  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

  . The facilities of the exchange may not be adequate to handle current trading volume.

  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

  . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage
  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

  .  Actual and anticipated changes in interest rates,

  .  Fiscal and monetary policies

  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
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Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

  Rights and Warrants

  A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

  . Factors affecting an entire industry, such as increases in production costs.

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

  Small and Medium-Sized Companies

  A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
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Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency.

  .  They can invest in American Depositary Receipts.

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Emerging Markets

  An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

  . The economies of many foreign countries are dependnt on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions .

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally not as developed or efficient as, and more volatile, than those in the United States.

  .  They have substantially less volume.

  . Their securities tend to be less liquid and to experience rapid and erratic price movements.

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in
  value of the securities held by a portfolio.   Some of the factors that may
  impair the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa.

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments.

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

  .  Offer less protection of property rights than more developed countries.

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates .

  . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
  A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

  The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

  .  For cash management purposes.

  .  Consistent with the portfolio's investment policies and restrictions.

  . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

  The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
-------------------------------------------------------------------------------
  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

  When it enters into a repurchase agreement, a portfolio will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
-------------------------------------------------------------------------------
  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
-----------------------------------------------------------------------------
  A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned.

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

  .  The portfolio must be able to terminate the loan at any time.

  . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

  . The portfolio must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

  .  Experience delays in recovering its securities.

SHORT SALES
-------------------------------------------------------------------------------
Description of Short Sales

  Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

  Investors typically sell securities short to:

  .  Take advantage of an anticipated decline in prices.

  .  Protect a profit in a security it already owns.

  A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

  To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

  The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

  In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales
  A portfolio will not short sell a security if:

  . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net as sets.

  . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

  . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

  Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
  (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
-------------------------------------------------------------------------------
   A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

   The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

   When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

   The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.


Management Of The Fund

   The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

   The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                                      Total
                                                                                                Aggregate          Compensation
                                                                                               Compensation       From UAM Funds
                            Position         Principal Occupations During the Past 5          from Fund as of        Complex
  Name, Address, DOB        with Fund                           years                            4/30/99          as of 12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.       Board           President of Squam Investment Management Company,
College Road -- RFD 3      Member          Inc. and Great Island Investment Company, Inc.;
Meredith, NH 03253                         President of Bennett Management Company from 1988
1/26/29                                    to 1993.
-----------------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn              Board           Financial Officer of World Wildlife Fund since
10 Garden Street           Member          January 1999. Formerly, Vice President for Finance
Cambridge, MA 02138                        and Administration and Treasurer of Radcliffe
8/14/51                                    College from 1991 to 1999.
-----------------------------------------------------------------------------------------------------------------------------------
William A. Humenuk         Board           Executive Vice President and Chief Administrative
100 King Street West       Member          Officer of Philip Services Corp.; Formerly, a
P.O. Box 2440, LCD-1                       Partner in the Philadelphia office of the law firm
Hamilton  Ontario,                         Dechert Price & Rhoads and a Director of Hofler
Canada L8N-4J6                             Corp.
4/21/42
-----------------------------------------------------------------------------------------------------------------------------------
Philip D. English          Board          President and Chief Executive Officer of
16 West Madison Street     Member         Broventure Company, Inc.; Chairman of the Board of
Baltimore, MD 21201                       Chektec Corporation and Cyber Scientific, Inc
8/5/48
-----------------------------------------------------------------------------------------------------------------------------------
James P. Pappas*           Board           President of UAM Investment Services, Inc. since          0                  0
211 Congress Street        Member          March 1999 and Vice President UAM Trust Company
Boston, MA  02110                          since January 1996; Principal of UAM Fund
2/24/53                                    Distributors, Inc. since December 1995; formerly
                                           Vice President of UAM Investment Services, Inc.
                                           from January 1999 to 1996 and a Director and Chief
                                           Operating Officer of CS First Boston Investment
                                           Management from 1993-1995.
-----------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*          Board           Chairman, Chief Executive Officer and a Director          0                  0
One International Place    Member;         of United Asset Management Corporation; Director,
Boston, MA 02110           President       Partner or Trustee of each of the Investment
3/21/35                    and             Companies of the Eaton Vance Group of Mutual Funds.
                           Chairman
-----------------------------------------------------------------------------------------------------------------------------------
Peter M. Whitman, Jr.*     Board           President and Chief Investment Officer of Dewey           0                  0
One Financial Center       Member          Square Investors Corporation since 1988; Director
Boston, MA 02111                           and Chief Executive Officer of H.T. Investors,
7/1/43                                     Inc., formerly a subsidiary of Dewey Square
------------------------------------------------------------------------------------------------------------------------------------
William H. Park           Vice President   Executive Vice President and Chief Financial              0                  0
One International Place                    Officer of United Asset Management Corporation.
Boston, MA 02110
9/19/47
------------------------------------------------------------------------------------------------------------------------------------
Gary L. French             Treasurer        President of UAMFSI and UAMFDI, formerly Vice            0                  0
211 Congress Street                         President of Operations, Development and Control
Boston, MA 02110                            of Fidelity Investments in 1995; Treasurer of the
7/4/51                                      Fidelity Group of Mutual Funds from 1991 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Michael E. DeFao           Secretary       Vice President and General Counsel of UAMFSI and          0                  0
211 Congress Street                        UAMFDI; Associate Attorney of Ropes & Gray (a law
Boston, MA 02110                           firm) from 1993 to 1995.
2/28/68
------------------------------------------------------------------------------------------------------------------------------------
Robert R. Flaherty          Assistant      Vice President of UAMFSI; formerly Manager of Fund        0                  0
211 Congress Street         Treasurer      Administration and Compliance of CGFSC from 1995
Boston, MA 02110                           to 1996; Senior Manager of Deloitte & Touche LLP
9/18/63                                    from 1985 to 1995,
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Leary            Assistant      Vice President of Chase Global Funds Services             0                  0
73 Tremont Street           Treasurer      Company since 1993.  Manager of Audit at Ernst &
Boston, MA  02108                          Young from 1988 to 1993.
11/23/65
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Total
                                                                                                 Aggregate          Compensation
                                                                                                Compensation       From UAM Funds
                            Position       Principal Occupations During the Past 5             from Fund as of        Complex
Name, Address, DOB         with Fund                        years                                 4/30/99          as of 12/31/99
Michelle Azrialy            Assistant      Assistant Treasurer of Chase Global Funds Services        0                     0
73 Tremont Street           Secretary      Company since 1996.  Senior Public Accountant with
Boston, MA 02108                           Price Waterhouse LLP from 1991 to 1994.
4/12/69



Investment Advisory and Other Services

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

   Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

   This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

   Service Performed by Adviser

   Each adviser:

   . Manages the investment and reinvestment of the assets of the portfolios.

   . Continuously reviews, supervises and administers the investment program of the portfolios.

   . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

   Limitation of Liability

   In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

   An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

   . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

   . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

   . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

   .    A majority of the portfolio's shareholders vote to do so; and

   .    It gives the adviser 60 days' written notice.

   . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

DISTRIBUTOR
--------------------------------------------------------------------------------
   UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

   Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

   UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

   .    Taxes, interest, brokerage fees and commissions.

   . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

   .    SEC fees and state Blue-Sky fees.

   .    EDGAR filing fees.

   .    Processing services and related fees.

   .    Advisory and administration fees.

  . Charges and expenses of pricing and data services, independent public accountants and custodians.

  .    Insurance premiums including fidelity bond premiums.

  .    Outside legal expenses.

  .    Costs of maintenance of corporate existence.

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

  . Printing and production costs of shareholders' reports and corporate meetings.

  .    Cost and expenses of Fund stationery and forms.

  .    Costs of special telephone and data lines and devices.

  .    Trade association dues and expenses.

  .    Any extraordinary expenses and other customary Fund expenses.

  The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

  UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

  UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

  UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

  Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.

CUSTODIAN
--------------------------------------------------------------------------------
  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

Brokerage Allocation and Other Practices

SELECTION OF BROKERS
--------------------------------------------------------------------------------
  The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

  It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
  The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Capital Stock and Other Securities

THE FUND
--------------------------------------------------------------------------------
  The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
  The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

  When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

  If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

  The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

  The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

  . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

  . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

  .  Each class of shares has different exchange privileges.

  Distribution and shareholder servicing fees reduce a class's:

  .  Net income

  .  Dividends

  .  NAV to the extent the portfolio has undistributed net income.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

  There are three ways for shareholders to receive dividends and capital gains:

  Income dividends and capital gains distributions are reinvested in additional shares at net asset value

  Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

  Income dividends and capital gains distributions are paid in cash.

  Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

  The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

  Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

  Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

  Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.


Purchase Redemption and Pricing of Shares

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Calculating NAV

  The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

  .  Liabilities include accrued expenses and dividends payable.

  . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

  Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

  Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.

PURCHASE OF SHARES
--------------------------------------------------------------------------------
  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

  At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

  The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the portfolio.

  .  The securities have readily available market quotations.

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued.

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

  .  Any required signature guarantees (see "Signature Guarantees").

  . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

  .  Redeem shares represented by a certificate.

  The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

  If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

  The fund requires signature guarantees for certain types of documents, including.

  .  Written requests for redemption.

  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

  The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

  Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

  The Fund may suspend redemption privileges or postpone the date of payment:

  .  When the NYSE and custodian bank are closed

  .  Trading on the NYSE is restricted.

  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

  .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
  The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.


TRANSFER OF SHARES
--------------------------------------------------------------------------------
  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

  Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

  The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.


TOTAL RETURN
--------------------------------------------------------------------------------
  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  The fund calculates these figures according to the following formula:

     P (1 + T)/n/ = ERV

     Where:
     P  =  a hypothetical initial payment of $1,000

     T  =  average annual total return

     n  = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
--------------------------------------------------------------------------------
  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.


COMPARISONS
--------------------------------------------------------------------------------
  To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

  Discuss various measures of the performance of a portfolio.

  Compare the performance of a portfolio to the performance of other investments, indices or averages.

  Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

  In comparing the performance of a portfolio, an investor should keep in mind that

  The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

  Indices and averages are generally unmanaged.

  The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

  In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

TAXES

  In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

  The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

  If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

  Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.


FINANCIAL STATEMENTS

  The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

  .  Financial statements for the fiscal year ended April 30, 1999.

  .  Financial highlights for the respective periods presented

  .  The report of PricewaterhouseCoopers LLP.

  The following documents are included in 1999 Annual Report of FPA Crescent
  Portfolio:

  .  Financial statements for the fiscal year ended March 31, 1999.

  .  Financial highlights for the periods presented

  .  The report of PricewaterhouseCoopers LLP.

  Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                   GLOSSARY

          1933 Act means the Securities Act of 1933, as amended.

          1934 Act means the Securities Exchange Act of 1934, as amended.

          1940 Act means the Investment Company Act of 1940, as amended.

          Adviser means the investment adviser of the portfolio.

          Board member refers to a single member of the Fund's Board.

          Board refers to the Fund's Board of Trustees as a group.

          CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

          Fund refers to UAM Funds Trust.

          Governing Board, see Board.

          NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

          NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

          Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

          SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

          UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

          UAM is United Asset Management Corporation.

          UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

          UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

          UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

          All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

              APPENDIX A:  DESCRIPTION OF SECURITIES AND RATINGS

MOODY'S INVESTORS SERVICE, INC.


PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
  aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

  aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

  a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

  caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

  ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

  c            This is the lowest rated class of preferred or preference stock.
               Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
  Aaa          Bonds which are rated Aaa are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba           Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               .    High rates of return on funds employed.

               . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               . Broad leading market positions in well-established industries.

               . margins in earnings coverage of fixed financial charges and high internal cash generation.

               . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime    Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES


PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
  AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

  AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

  A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

  BB, B, CCC   Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

  C            A preferred stock rated C is a nonpaying issue.

  D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Plus (+) or  To provide more detailed indications of preferred stock quality,
  minus (-)    ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
  Issue credit ratings are based, in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  Nature of and provisions of the obligation;

  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB          An obligation rated BBB exhibits adequate protection parameters.
               However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

  Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated CC is currently highly vulnerable to nonpayment.

  C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

  D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------

  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

  A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D            A short-term obligation rated D is in payment default. The
               D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Duff & Phelps Credit Rating Co.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------

  AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

  BBB+/BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BBB-

  BB+/BB/BB-   Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

  B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

  DP           Preferred stock with dividend arrearages.


SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

  D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

  D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

  D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

  D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

  D-5 Issuer failed to meet scheduled principal and/or interest payments.

Fitch Ibca Ratings


INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

  AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  B Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


Speculative Grade

  BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

  DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.


International Short-Term Credit Ratings

  F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

  D            Default.  Denotes actual or imminent payment default.


Notes
  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

  `NR'  indicates that Fitch IBCA does not rate the issuer or issue in question.

  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                           Appendix B - Comparisons

  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

  Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

  Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

  Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

  Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

  Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

  Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

  IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

  IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

  Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

  Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

  Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

  Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

  Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

  Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

  Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

  Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

  Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

  Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

  Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

  Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

  Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

  Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

  Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

  Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

  NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

  New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

  Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

  Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

  Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

  Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

  Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

  Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

  Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

  Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

  Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

  Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

  Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

  Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

  Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

  Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

  Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

  Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

  Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

  Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

  Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

  Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

  U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

  Value Line -- composed of over 1,600 stocks in the Value Line Investment
  Survey.

  Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

  Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..


  Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                   UAM Funds

                                 PO Box 419081

                          Kansas City, MO  64141-6081

                     (Toll free) 1-877-UAM-LINK (826-5465)




                     Pell Rudman Mid-Cap Growth Portfolio

                          Institutional Class Shares



                      Statement of Additional Information

                                 July __, 1999



This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios dated July __, 1999. You may obtain a prospectus for a portfolio by contacting the UAM Funds at the address listed above.

Table Of Contents
Part I: Portfolio Summary.....................................................
 TJ Core Equity Portfolio.....................................................
  What Investment Strategies May The Portfolio Use?...........................
  What Are The Investment Policies Of The Portfolio?..........................
    Fundamental Policies......................................................
    Non-Fundamental Policies..................................................
  Who Is The Investment Adviser Of The Portfolio?.............................
    What is the Investment Philosophy and Style of the Adviser?...............
    Who Are Some Representative Institutional Clients Of The Adviser?.........
  How Much Does The Portfolio Pay For Administrative Services?................
  Who Are The Principal Holders Of The Securities Of The Portfolio?...........
  What Was The Fund's Performance As Of Its Most Recent Fiscal Year End?......
    Average Annual Total Return...............................................
  Expenses....................................................................
Part II: The UAM Funds in Detail..............................................
 Description of Permitted Investments.........................................
  Debt Securities.............................................................
    Types of Debt Securities..................................................
    Terms to Understand.......................................................
    Factors Affecting the Value of Debt Securities............................
  Derivatives.................................................................
    Types of Derivatives......................................................
    Risks of Derivatives......................................................
  Equity Securities...........................................................
    Types of Equity Securities................................................
    Risks of Investing in Equity Securities...................................
  Foreign Securities..........................................................
    Types of Foreign Securities...............................................
    Risks of Foreign Securities...............................................
    The Euro..................................................................
  Investment Companies........................................................
  Repurchase Agreements.......................................................
  Restricted Securities.......................................................
  Securities Lending..........................................................
  Short Sales.................................................................
    Description of Short Sales................................................
    Short Sales Against the Box...............................................
    Restrictions on Short Sales...............................................
  When-Issued, Forward Commitment and Delayed Delivery Transactions...........
 Management Of The Fund.......................................................
 Investment Advisory and Other Services.......................................
  Investment Adviser..........................................................
    Control Of Adviser........................................................
    Investment Advisory Agreement.............................................
    Continuing an Advisory Agreement..........................................
    Terminating an Advisory Agreement.........................................
  Distributor.................................................................
  Administrative Services.....................................................
    Administrator.............................................................
    Sub-Administrator.........................................................
    Sub-Transfer Agent and Sub-Shareholder Servicing Agent....................
    Administrative Fees.......................................................
  Custodian...................................................................
  Independent Public Accountant...............................................
 Brokerage Allocation and Other Practices.....................................
  Selection of Brokers........................................................
  Simultaneous Transactions...................................................
  Brokerage Commissions.......................................................
    Equity Securities.........................................................

    Debt Securities..................................................................
 Capital Stock and Other Securities..................................................
  The Fund...........................................................................
  Description Of Shares And Voting Rights............................................
    Description of Shares............................................................
    Class Differences................................................................
  Dividends and Capital Gains Distributions..........................................
    Dividend and Distribution Options................................................
    Taxes on Distributions...........................................................
    "Buying a Dividend"..............................................................
 Purchase Redemption and Pricing of Shares...........................................
  Net Asset Value Per Share..........................................................
    Calculating NAV..................................................................
    How the Fund Values it Assets....................................................
  Purchase of Shares.................................................................
    In-Kind Purchases................................................................
  Redemption of Shares...............................................................
    By Mail..........................................................................
    By Telephone.....................................................................
    Redemptions-In-Kind..............................................................
    Signature Guarantees.............................................................
    Other Redemption Information.....................................................
  Exchange Privilege.................................................................
  Transfer Of Shares.................................................................
 Performance Calculations............................................................
  Total Return.......................................................................
  Yield..............................................................................
  Comparisons........................................................................
 Taxes...............................................................................
 Financial Statements................................................................
Glossary.............................................................................
Appendix A:  Description of Securities and Ratings...................................
 Moody's Investors Service, Inc......................................................
  Preferred Stock Ratings............................................................
  Debt Ratings - Taxable Debt & Deposits Globally....................................
  Short-Term Prime Rating System - Taxable Debt & Deposits Globally..................
 Standard & Poor's Ratings Services..................................................
  Preferred Stock Ratings............................................................
  Long-Term Issue Credit Ratings.....................................................
  Short-Term Issue Credit Ratings....................................................
 Duff & Phelps Credit Rating Co......................................................
  Long-Term Debt and Preferred Stock.................................................
  Short-Term Debt....................................................................
    High Grade.......................................................................
    Good Grade.......................................................................
    Satisfactory Grade...............................................................
    Non-Investment Grade.............................................................
    Default..........................................................................
 Fitch IBCA Ratings..................................................................
  International Long-Term Credit Ratings.............................................
    Investment Grade.................................................................
    Speculative Grade................................................................
    International Short-Term Credit Ratings..........................................
    Notes............................................................................
Appendix B - Comparisons.............................................................

                              Part I: Portfolio
                                    Summary

Pell Rudman Mid-Cap Growth Portfolio

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
     The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the limits on the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

     . Equity securities (at least 65% in companies with market capitalizations between $200 million and $10 billion at the time of purchase).

     .    Foreign securities.

     .    Investment company securities.

     .    Repurchase agreements.

     .    Restricted securities.

     .    Securities lending.

     .    When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

     . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the of the U.S. government or any if its agencies or instrumentalities).

     . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

     . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the u.s. government, and its agencies when a portfolio adopts a temporary defensive position.

     . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 331/3% of the portfolio's gross assets valued at the lower of market or cost.

     .    Invest in physical commodities or contracts on physical commodities.

     . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

     .    Underwrite the securities of other issuers.

     . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

     . Make loans except (i) by purchasing bonds, debentures or other similar obligations which are publicly distributed (including repurchase agreements provided however, that repurchase agreements maturing in more than seven days, together with securities which are not readily marketable, will not exceed 15% of the portfolio's total assets) and
          (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

     .

Non-Fundamental Policies
     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

     . Purchase on margin or sell short except that the portfolio may purchase futures as described in the prospectus and this SAI.

     . Invest more than 10% of its total assets in the securities of other investment companies.

     . Invest more than 5% of its total assets in the securities of any one investment company.

     . Acquire more than 3% of the voting securities of any other investment company.

     . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

Who Is The Investment Adviser Of The Portfolio?
--------------------------------------------------------------------------------
     Pell Rudman Trust Company, N.A. is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 1.00% of its average age daily net assets. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
     In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

     .    $14,500 for the first operational class; plus

     .    $3,000 for each additional class; plus

     .    0.04% of the aggregate net assets of the portfolio.

     The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

     .    $52,500 for the first operational class; plus

     .    $7,500 for each additional operational class; plus

     .    0.039% of their pro rata share of the combined assets of the UAM
          Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

      Name and Address of Shareholder             Percentage of Shares Owned
--------------------------------------------------------------------------------
________________________________________________________________________________
________________________________________________________________________________


     Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
--------------------------------------------------------------------------------
     The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return
     For the Periods                                          Shorter of 10 Years or
     Ended 4/30/99                1 Year         5 Years         Since Inception      Inception Date
-------------------------------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------------------------------
        Investment              Investment
       Advisory Fees          Advisory Fees                      Sub-Administrator       Brokerage
           Paid                   Waived      Administrator Fee          Fee            Commissions
     --------------------------------------------------------------------------------------------------
     1999
     --------------------------------------------------------------------------------------------------
     1998
     --------------------------------------------------------------------------------------------------
     1997

                          PART II: THE UAM FUNDS IN
                                    DETAIL

DESCRIPTION OF PERMITTED INVESTMENTS

DEBT SECURITIES
--------------------------------------------------------------------------------
  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

  .  By the right of the issuer to borrow from the United States Treasury.

  . By the discretionary authority of the United States government to buy the obligations of the agency

  .  By the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

  . Their payments of interest and principal are more frequent (usually monthly).

  .  They usually have adjustable interest rates.

  . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

  In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Short-Term Investments

  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

  .  The short-term investments described below.

  .  U.S. government securities

  .  Investment-grade corporate debt securities.

  Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations

  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  .  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.


  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

  Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
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  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

  Futures

  A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

  Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

  Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

  Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

  The portfolio will incur commission expenses in both opening and closing futures positions.

  Forward Foreign Currency Exchange Contracts

  A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

  . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

  . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

  .  Do not require an initial margin deposit.

  . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

  Foreign Currency Hedging Strategies

  A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

  The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

  The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

  It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

  Options

  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .  Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .  Closing it out in the secondary market at its current price.


  Selling (Writing) Put and Call Options

  When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

  . A call option on the same security or index with the same or lesser exercise price.

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

  . In the case of an index, the portfolio of securities that corresponds to the index.

  The portfolio can cover a put option by, at the time of selling the option:

  .  Entering into a short position in the underlying security.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  .  Maintaining the entire exercise price in liquid securities.

  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

  Combined Positions

  The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  Swap Agreements

  Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

  Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

  The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

  The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

  Correlation of Prices

  The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.

  .  Have to purchase or sell the instrument underlying the contract.

  .  Not be able to hedge its investments.

  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.

  . The facilities of the exchange may not be adequate to handle current trading volume.

  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.

  . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage
  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

  . Actual and anticipated changes in interest rates, . Fiscal and monetary policies
  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES
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Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

  Rights and Warrants

  A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

  . Factors affecting an entire industry, such as increases in production costs.

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

  Small and Medium-Sized Companies

  A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

FOREIGN SECURITIES
------------------------------------------------------------------------------

Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency.

  .  They can invest in American Depositary Receipts.

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Emerging Markets

  An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

  . The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally not as developed or efficient as, and more volatile, than those in the United States.

  .  They have substantially less volume.

  . Their securities tend to be less liquid and to experience rapid and erratic price movements.

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in
  value of the securities held by a portfolio.   Some of the factors that may
  impair the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa.

  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.

  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments.

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets

  .  Offer less protection of property rights than more developed countries.

  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?

INVESTMENT COMPANIES
--------------------------------------------------------------------------------

  A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

  The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

  .  For cash management purposes.

  .  Consistent with the portfolio's investment policies and restrictions.

  . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.

The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

  When it enters into a repurchase agreement, a portfolio will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
  A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned.

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

  .  The portfolio must be able to terminate the loan at any time.

  . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

  . The portfolio must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

  .  Experience delays in recovering its securities.

SHORT SALES
------------------------------------------------------------------------------

Description of Short Sales

  Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

  Investors typically sell securities short to:

  .  Take advantage of an anticipated decline in prices.

  .  Protect a profit in a security it already owns.

  A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

  To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

  The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

  In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

  A portfolio will not short sell a security if:

  . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

  . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

  . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

  Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
  (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.


MANAGEMENT OF THE FUND

  The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

  The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                 Aggregate      Total Compensation
                                                                                               Compensation       From UAM Funds
                         Position with     Principal Occupations During the                   from Fund as of     Complex as of
 Name, Address, DOB          Fund                   Past 5 years                                  4/30/99            12/31/99
----------------------------------------------------------------------------------------------------------------------------------
John T. Bennett, Jr.      Board Member     President of Squam Investment Management Company,
College Road -- RFD 3                      Inc. and Great Island Investment Company, Inc.;
Meredith, NH 03253                         President of Bennett Management Company from 1988
1/26/29                                    to 1993.
----------------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn             Board Member     Financial Officer of World Wildlife Fund since
10 Garden Street                           January 1999. Formerly, Vice President for Finance
Cambridge, MA 02138                        and Administration and Treasurer of Radcliffe
8/14/51                                    College from 1991 to 1999.
----------------------------------------------------------------------------------------------------------------------------------
William A. Humenuk       Board Member      Executive Vice President and Chief Administrative
100 King Street West                       Officer of Philip Services Corp.; Formerly, a
P.O. Box 2440, LCD-1                       Partner in the Philadelphia office of the law firm
Hamilton  Ontario,                         Dechert Price & Rhoads and a Director of Hofler
Canada L8N-4J6                             Corp.
4/21/42
----------------------------------------------------------------------------------------------------------------------------------
Philip D. English        Board Member      President and Chief Executive Officer of
16 West Madison Street                     Broventure Company, Inc.; Chairman of the Board of
Baltimore, MD 21201                        Chektec Corporation and Cyber Scientific, Inc
8/5/48
----------------------------------------------------------------------------------------------------------------------------------
James P. Pappas*         Board Member      President of UAM Investment Services, Inc. since          0                  0
211 Congress Street                        March 1999 and Vice President UAM Trust Company
Boston, MA  02110                          since January 1996; Principal of UAM Fund
2/24/53                                    Distributors, Inc. since December 1995; formerly
                                           Vice President of UAM Investment Services, Inc.
                                           from January 1999 to 1996 and a Director and Chief
                                           Operating Officer of CS First Boston Investment
                                           Management from 1993-1995.
----------------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*        Board Member;     Chairman, Chief Executive Officer and a Director          0                  0
One International Place  President and     of United Asset Management Corporation; Director,
Boston, MA 02110         Chairman          Partner or Trustee of each of the Investment
3/21/35                                    Companies of the Eaton Vance Group of Mutual Funds.
----------------------------------------------------------------------------------------------------------------------------------
Peter M. Whitman, Jr.*   Board Member      President and Chief Investment Officer of Dewey           0                  0
One Financial Center                       Square Investors Corporation since 1988; Director
Boston, MA 02111                           and Chief Executive Officer of H.T. Investors,
7/1/43                                     Inc., formerly a subsidiary of Dewey Square.
----------------------------------------------------------------------------------------------------------------------------------
William H. Park          Vice President    Executive Vice President and Chief Financial              0                  0
One International Place                    Officer of United Asset Management Corporation.
Boston, MA 02110
9/19/47
----------------------------------------------------------------------------------------------------------------------------------
Gary L. French           Treasurer         President of UAMFSI and UAMFDI, formerly Vice             0                  0
211 Congress Street                        President of Operations, Development and Control
Boston, MA 02110                           of Fidelity Investments in 1995; Treasurer of the
7/4/51                                     Fidelity Group of Mutual Funds from 1991 to 1995.
----------------------------------------------------------------------------------------------------------------------------------
Michael E. DeFao         Secretary         Vice President and General Counsel of UAMFSI and          0                  0
211 Congress Street                        UAMFDI; Associate Attorney of Ropes & Gray (a law
Boston, MA 02110                           firm) from 1993 to 1995.
2/28/68
----------------------------------------------------------------------------------------------------------------------------------
Robert R. Flaherty       Assistant         Vice President of UAMFSI; formerly Manager of Fund        0                  0
211 Congress Street      Treasurer         Administration and Compliance of CGFSC from 1995
Boston, MA 02110                           to 1996; Senior Manager of Deloitte & Touche LLP
9/18/63                                    from 1985 to 1995,
----------------------------------------------------------------------------------------------------------------------------------
Michael J. Leary         Assistant         Vice President of Chase Global Funds Services             0                  0
73 Tremont Street        Treasurer         Company since 1993.  Manager of Audit at Ernst &
Boston, MA  02108                          Young from 1988 to 1993.
11/23/65
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Aggregate      Total Compensation
                                                                                               Compensation       From UAM Funds
                        Position with     Principal Occupations During the                    from Fund as of     Complex as of
Name, Address, DOB          Fund                   Past 5 years                                   4/30/99            12/31/99
Michelle Azrialy        Assistant         Assistant Treasurer of Chase Global Funds                  0                   0
73 Tremont Street       Secretary         Services Company since 1996.  Senior Public
Boston, MA 02108                          Accountant with Price Waterhouse LLP from
4/12/69                                   1991 to 1994.


INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Control Of Adviser

  Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

  This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

  Service Performed by Adviser
  Each adviser:

  .  Manages the investment and reinvestment of the assets of the portfolios.

  . Continuously reviews, supervises and administers the investment program of the portfolios.

  . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

  An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

  . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

  . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

  . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

  .  A majority of the portfolio's shareholders vote to do so; and

  .  It gives the adviser 60 days' written notice.

  . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.


Distributor
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  UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.


ADMINISTRATIVE SERVICES
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Administrator

  Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

  .  Taxes, interest, brokerage fees and commissions.

  . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

  .  SEC fees and state Blue-Sky fees.

  .  EDGAR filing fees.

  .  Processing services and related fees.

  .  Advisory and administration fees.

  . Charges and expenses of pricing and data services, independent public accountants and custodians.

  .  Insurance premiums including fidelity bond premiums.

  .  Outside legal expenses.

  .  Costs of maintenance of corporate existence.

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

  . Printing and production costs of shareholders' reports and corporate meetings.

  .  Cost and expenses of Fund stationery and forms.

  .  Costs of special telephone and data lines and devices.

  .  Trade association dues and expenses.

  .  Any extraordinary expenses and other customary Fund expenses.

  The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

  UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

  UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

  UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

  Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.


Custodian
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  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.


INDEPENDENT PUBLIC ACCOUNTANT
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  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES


SELECTION OF BROKERS
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  The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

  It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.


SIMULTANEOUS TRANSACTIONS
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  The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.


BROKERAGE COMMISSIONS
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Equity Securities

  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

CAPITAL STOCK AND OTHER SECURITIES


THE FUND
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  The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.


DESCRIPTION OF SHARES AND VOTING RIGHTS
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  The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

  When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

  If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

  The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

  The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

  . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

  . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

  .  Each class of shares has different exchange privileges.

  Distribution and shareholder servicing fees reduce a class's:

  .  Net income

  .  Dividends

  .  NAV to the extent the portfolio has undistributed net income.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
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Dividend and Distribution Options
  There are three ways for shareholders to receive dividends and capital gains:

  Income dividends and capital gains distributions are reinvested in additional shares at net asset value

  Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

  Income dividends and capital gains distributions are paid in cash.

  Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

  The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

  Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

  Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

  Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.


PURCHASE REDEMPTION AND PRICING OF SHARES


NET ASSET VALUE PER SHARE
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Calculating NAV

  The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

  .  Liabilities include accrued expenses and dividends payable.

  . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

  Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

  Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.


PURCHASE OF SHARES
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  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

  At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

  The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the portfolio.

  .  The securities have readily available market quotations.

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.


REDEMPTION OF SHARES
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  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued.

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

  .  Any required signature guarantees (see "Signature Guarantees").

  . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

  .  Redeem shares represented by a certificate.

  The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

  If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

  The fund requires signature guarantees for certain types of documents, including.

  .  Written requests for redemption.

  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

  The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

  Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

  The Fund may suspend redemption privileges or postpone the date of payment:

  .  When the NYSE and custodian bank are closed

  .  Trading on the NYSE is restricted.

  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

  .  For such other periods as the Commission may permit.


EXCHANGE PRIVILEGE
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  The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
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  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

PERFORMANCE CALCULATIONS

  Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have
  computed according to the requirements of the SEC.   The fund calculates its
  current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

  The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
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  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  The fund calculates these figures according to the following formula:

     P (1 + T)/n/ = ERV

     Where:

     P   =    a hypothetical initial payment of $1,000

     T   =    average annual total return

     n   =    number of years

     ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
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  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.

COMPARISONS
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  To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

  Discuss various measures of the performance of a portfolio.

  Compare the performance of a portfolio to the performance of other investments, indices or averages.

  Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

  In comparing the performance of a portfolio, an investor should keep in mind that

  The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

  Indices and averages are generally unmanaged.

  The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

  In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

TAXES

  In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

  The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

  If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

  Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

FINANCIAL STATEMENTS

  The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

  .  Financial statements for the fiscal year ended April 30, 1999.

  .  Financial highlights for the respective periods presented

  .  The report of PricewaterhouseCoopers LLP.

  The following documents are included in 1999 Annual Report of FPA Crescent
  Portfolio:

  .  Financial statements for the fiscal year ended March 31, 1999.

  .  Financial highlights for the periods presented

  .  The report of PricewaterhouseCoopers LLP.

  Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                    Glossary

  1933 Act means the Securities Act of 1933, as amended.

  1934 Act means the Securities Exchange Act of 1934, as amended.

  1940 Act means the Investment Company Act of 1940, as amended.

  Adviser means the investment adviser of the portfolio.

  Board member refers to a single member of the Fund's Board.

  Board refers to the Fund's Board of Trustees as a group.

  CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

  Fund refers to UAM Funds Trust.

  Governing Board, see Board.

  NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

  NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

  Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

  SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

  UAM is United Asset Management Corporation.

  UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

  UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

  UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

  All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

              Appendix A:  Description of Securities and Ratings

MOODY'S INVESTORS SERVICE, INC.


PREFERRED STOCK RATINGS
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  aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock.

  aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

  a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

  caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

  ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

  c            This is the lowest rated class of preferred or preference stock.
               Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
  Aaa          Bonds which are rated Aaa are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba           Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               .    High rates of return on funds employed.

               . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               . Broad leading market positions in well-established industries.

               . margins in earnings coverage of fixed financial charges and high internal cash generation.

               . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime    Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES


PREFERRED STOCK RATINGS
--------------------------------------------------------------------------------
  AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

  AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

  A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

  BB, B, CCC   Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

  C            A preferred stock rated C is a nonpaying issue.

  D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Plus (+) or  To provide more detailed indications of preferred stock quality,
  minus (-)    ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
  Issue credit ratings are based, in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  Nature of and provisions of the obligation;

  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB          An obligation rated BBB exhibits adequate protection parameters.
               However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

  Obligations rated BB, B, CCC , CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated CC is currently highly vulnerable to nonpayment.

  C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

  D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

  A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


DUFF & PHELPS CREDIT RATING CO.

LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
  AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

  BBB+/BBB     Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during
  BBB-         economic cycles.

  BB+/BB/BB-   Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

  B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

  DP           Preferred stock with dividend arrearages.


SHORT-TERM DEBT
--------------------------------------------------------------------------------

High Grade

  D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

  D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

  D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

  D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

  D-5 Issuer failed to meet scheduled principal and/or interest payments.


FITCH IBCA RATINGS


INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------

Investment Grade

  AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  B Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

  BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

  DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

International Short-Term Credit Ratings

  F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

  D            Default.  Denotes actual or imminent payment default.

Notes

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

  `NR'  indicates that Fitch IBCA does not rate the issuer or issue in question.

  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                           APPENDIX B - COMPARISONS

          CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

          Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

          Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

          Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

          Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.

          Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

          Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

          IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

          IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

          Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

          Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

          Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

          Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

          Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

          Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

          Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

          Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

          Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

          Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

          Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

          Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

          Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

          Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

          Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

          Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

          NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

          New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

          Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

          Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

          Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

          Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

          Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

          Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

          Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

          Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

          Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

          Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

          Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

          Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

          Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

          Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

          Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

          Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

          Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

          Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

          Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

          Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

          U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

          Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

          Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

          Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..


          Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)



                            TJ Core Equity Portfolio
                           Institutional Class Shares

                      Statement of Additional Information
                                 July __, 1999




  This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectuses of the portfolios
  dated July __, 1999.   You may obtain a prospectus for a portfolio by
  contacting the UAM Funds at the address listed above.

                               Part I: Portfolio
                                   Summary

TJ CORE EQUITY PORTFOLIO

WHAT INVESTMENT STRATEGIES MAY THE PORTFOLIO USE?
--------------------------------------------------------------------------------
  The portfolio may use the securities and investment strategies listed below in seeking its objective. This SAI describes each of these investments/strategies and their risks in Part II under "Description of Permitted Investments." The investments that are italicized are principal strategies and you can find more information on these techniques in the prospectus of the portfolio. You can find more information concerning the ability of the portfolio to use these investments in "What Are the Investment Policies of the Portfolio?"

  .  Equity securities (at least 65% of its total assets).

  .  Debt Securities -- Investment-grade (up to 35%).

  .  Foreign securities (up to 20%).

  .  Futures (to reduce transaction costs or remain fully invested).

  .  Foreign currency exchange contracts (for hedging purposes only).

  .  Options (to reduce transaction costs or remain fully invested).

  .  Investment company securities.

  .  Repurchase agreements.

  .  Restricted securities.

  .  Securities lending.

  .  When-issued securities.

WHAT ARE THE INVESTMENT POLICIES OF THE PORTFOLIO?
-------------------------------------------------------------------------------
  The portfolio will determine percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

  The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

  . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

  . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any one issuer.

  . Invest more than 25% of its assets in companies within a single industry;
    however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government and its agencies.

  . Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3 % of the portfolio's gross assets valued at the lower of market or cost.

  . Invest in physical commodities or contracts on physical commodities.

  . Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Make loans except (i) by purchasing debt securities in accordance with its investment objectives, (ii) entering into repurchase agreements or (iii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

  .  Underwrite the securities of other issuers.

  . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into option, futures or repurchase transactions.

Non-Fundamental Policies

  The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval. The portfolio will not:

  . Invest in futures and/or options on futures unless not more than 5% of its assets are required as deposit to secure obligations under such futures and/or options on futures contracts. The portfolio may exclude from this calculation, options that are in-the-money at the time of purchase.

  .  Invest more than 20% of its assets in futures and/or options on futures.

  . Invest more than 10% of its total assets in the securities of other investment companies.

  . Invest more than 5% of its total assets in the securities of any one investment company.

  . Acquire more than 3% of the voting securities of any other investment company.
  .  Purchase on margin or sell short except as specified herein.

  . Invest more than an aggregate of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale (restricted securities) or securities for which there are no readily available markets (illiquid securities).

  . Purchase additional securities when its borrowings exceed 5% of its total assets.

  . Pledge, mortgage or hypothecate any of its assets to an extent greater than 331/3 of its total assets at fair market value.

WHO IS THE INVESTMENT ADVISER OF THE PORTFOLIO?
------------------------------------------------------------------------------
  Tom Johnson Investment Management is the investment adviser of the portfolio. For its services, the portfolio pays its adviser a fee equal to 1.00% of the average daily net assets of the portfolio. Due to the effect of fee waivers by the adviser, the actual percentage of average net assets that the portfolio pays in any given year may be different from the rate set forth in its contract with the adviser. For more information concerning the adviser, see "Investment Advisory and Other Services" in Part II of this SAI.

What is the Investment Philosophy and Style of the Adviser?

  The adviser's investment philosophy is a conservative one which stresses adequate diversification, risk reduction, and consistency of returns. The firm maintains strong disciplines and emphasizes long-term results. The adviser's initial goal is preservation of capital; thus, high quality issues are emphasized. Secondary goals include income and capital appreciation. Thorough fundamental economic, industry, and company analyses provide the framework within which all investment alternatives are evaluated.

Who Are Some Representative Institutional Clients Of The Adviser?

  As of the date of this SAI, the adviser's representative institutional clients included: LL Bean, Oklahoma Teachers' Retirement System, Presbyterian Health Foundation, Service Corporation International and University of Texas Ex-Students' Association.

  In compiling this client list, the Adviser used objective criteria such as account size, geographic location and client classification. The adviser did not use any performance-based criteria. The fund does not know whether these clients approve or disapprove of the adviser or the advisory services provided.

HOW MUCH DOES THE PORTFOLIO PAY FOR ADMINISTRATIVE SERVICES?
--------------------------------------------------------------------------------
  In exchange for administrative services, the portfolio pays a fee to UAMFSI calculated at the annual rate of:

  .  $14,500 for the first operational class; plus

  .  $3,000 for each additional class; plus

  .  0.04% of the aggregate net assets of the portfolio.

  The portfolio also pays a fee to UAMFSI for sub-administration and other services provided by CGFSC. The fee, which UAMFSI pays to CGFSC, is calculated at the annual rate of:

  . $52,500 for the first operational class; plus

  . $7,500 for each additional operational class; plus

  . 0.039% of their pro rata share of the combined assets of the UAM Funds.

WHO ARE THE PRINCIPAL HOLDERS OF THE SECURITIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  As of April 30, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of a portfolio:

         Name and Address of Shareholder             Percentage of Shares Owned
  _____________________________________________________________________________
  _____________________________________________________________________________
  _____________________________________________________________________________


  Any shareholder listed above as owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. Shareholders controlling the portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

WHAT WAS THE PORTFOLIO'S PERFORMANCE AS OF ITS MOST RECENT FISCAL YEAR END?
---------------------------------------------------------------------------
  The portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The portfolio calculates its current yield and average annual total return information according to the methods required by the SEC. For more information concerning the performance of the portfolio, including the way it calculates its performance figures, see "Performance Calculations" in Part II of this SAI.

Average Annual Total Return

For the Periods Ended        1 Year     5 Years      Shorter of 10 Years or      Inception Date
 4/30/99                                             Since Inception
-------------------------------------------------------------------------------------------------

EXPENSES

             Investment       Investment      Administrator   Sub-Administrator Fee Brokerage
            Advisory Fees    Advisory Fees         Fee                             Commissions
                Paid            Waived
-----------------------------------------------------------------------------------------------------
     1999
 -----------------------------------------------------------------------------------------------------
     1998
 -----------------------------------------------------------------------------------------------------
     1997
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                        PART II: THE UAM FUNDS IN DETAIL

DESCRIPTION OF PERMITTED INVESTMENTS


DEBT SECURITIES
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  Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

Types of Debt Securities

  U.S. Government Securities

  U.S. government securities are securities that the United States Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury notes, which have initial maturities of one to ten years and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed and Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed and other Asset-Backed Securities.

  The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the United States government generally do not back agency securities. Agency securities are typically supported in one of three ways:

  .  By the right of the issuer to borrow from the United States Treasury.

  . By the discretionary authority of the United States government to buy the obligations of the agency

  .  By the credit of the sponsoring agency.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

  Corporate Bonds

  Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Mortgage-Backed Securities

  Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal maturity specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage backed security is often shorter than its stated.

  Governmental entities, private insurers and the mortgage poolers may insure or guaranty the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

  Government National Mortgage Association (GNMA)

  GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of portfolio shares. To buy GNMA securities, the portfolio may have to pay a premium over the maturity value of the underlying mortgages, which the portfolio may lose if prepayment occurs.

  Federal National Mortgage Association (FNMA)

  FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

  Federal Home Loan Mortgage Corporation (FHLMC)

  FHLMC is a corporate instrumentality of the U.S. government whose stock is owned by the twelve Federal Home Loan Banks. Congress created FHLMC in 1970 to increase the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages from its national portfolio. Like FNMA, FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers

  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

  Risks of Mortgage-Backed Securities

  Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant of which are that mortgage-backed securities:

  . Their payments of interest and principal are more frequent (usually monthly ).

  . They usually have adjustable interest rates.

  . The may pay off their entire principal substantially earlier than their final distribution dates so that the price of the security will generally decline when interest rates rise.

  In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the portfolio may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

  Other Asset-Backed Securities

  These securities are interests in pools of a broad range of assets other than mortgage, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

  Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

  To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

  The portfolio may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

  Collateralized Mortgage Obligations (CMOs)

  CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepaid principal semiannually. While whole mortgage loans may collateralize CMOs, portfolios of mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams more typically collateralize them.

  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

  Short-Term Investments
  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a portfolio may invest a portion of its assets in

  .  The short-term investments described below.

  .  U.S. government securities

  .  Investment-grade corporate debt securities.

  Unless otherwise specified, a short-term debt security has a maturity of one year or less.

  Bank Obligations
  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  . Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
    and

  . Is a foreign branch of a U.S. bank and the adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

  Commercial Paper

  Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

  Yankee Bonds

  Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES".

  Zero Coupon Bonds

  These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The portfolio's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

  These securities may include U.S. Treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying U.S. Treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

  The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the portfolio can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Terms to Understand

  Maturity

  Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

  A portfolio that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt securities held by the portfolio, with the maturity of each security weighted by the percentage of the assets of the portfolio it represents.

  Duration

  Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a portfolio that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of
  a debt security.   Future interest payments and principal payments are
  discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

  An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

Factors Affecting the Value of Debt Securities

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  Interest Rates
  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

  Prepayment Risk

  This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The portfolio may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. If left unattended, drifts in the average maturity of the portfolio can have the unintended effect of increasing or reducing the effective duration of the portfolio, which may adversely affect the expected performance of the portfolio.

  Extension Risk

  The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a portfolio's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the portfolio to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

  Credit Rating

  Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

  Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the portfolio to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

DERIVATIVES
--------------------------------------------------------------------------------
  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. The portfolio tries to minimize its loss by investing in derivatives to protect them from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the portfolio will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the portfolio to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Types of Derivatives

  Futures
  A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

  Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

  Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

  Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the offsetting purchase price is less than the original purchase price, the party closing the contract would realize a gain; if it is more, it would realize a loss. The opposite is also true for a sale, that is, if the offsetting sale price is more than the original sale price, the party closing the contract would realize a gain; if it is less, it would realize a loss.

  The portfolio will incur commission expenses in both opening and closing futures positions.

  Forward Foreign Currency Exchange Contracts

  A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

  . Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).

  . Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded in only on exchanges regulated by the CFTC.

  . Do not require an initial margin deposit.

  . May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

  Foreign Currency Hedging Strategies

  A "settlement hedge" or "transaction hedge" is designed to protect the portfolio against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The portfolio may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

  The portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The portfolio could also hedge the position by selling another currency expected to perform similarly to the currency in which the portfolio's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

  Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the portfolio owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

  The portfolio may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the portfolio to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

  It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the portfolio may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the portfolio may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

  Options
  An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

  Purchasing Put and Call Options

  When the portfolio purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the portfolio pays the current market price for the option (known as the "option premium"). The portfolio may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

  Call options are similar to put options, except that the portfolio obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The portfolio would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The portfolio would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the portfolio would realize either no gain or a loss on the purchase of the call option.

  The purchaser of an option may terminate its position by:

  .  Allowing it to expire and losing its entire premium;

  . Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

  .  Closing it out in the secondary market at its current price.

  Selling (Writing) Put and Call Options

  When the portfolio writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the portfolio writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The portfolio may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

  The portfolio could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the portfolio would expect the put option to expire and the premium it received to offset the increase in the
  security's value.   If security prices remain the same over time, the
  portfolio would hope to profit by closing out the put option at a lower price. If security prices fall, the portfolio may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the portfolio of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

  The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The portfolio could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the portfolio would expect the option to expire and the premium it received to offset the decline of the security's value. However, the portfolio must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

  The portfolio is permitted only to write covered options. The portfolio can cover a call option by owning, at the time of selling the option:

  . The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract.

  . A call option on the same security or index with the same or lesser exercise price.

  . A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  . Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract.

  . In the case of an index, the portfolio of securities that corresponds to the index.

  The portfolio can cover a put option by, at the time of selling the option:

  .  Entering into a short position in the underlying security.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price.

  . Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices.

  .  Maintaining the entire exercise price in liquid securities.

  Options on Securities Indices

  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

  Options on Futures

  An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in
  the case of a put option) at a fixed time and price.   Upon exercise of the
  option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

  The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

  The portfolio may purchase put and call options on futures contracts instead of selling or buying futures contracts. The portfolio may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The portfolio may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

  The portfolio may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the portfolio would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

  The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, the portfolio would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the portfolio.

  Combined Positions

  The portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the portfolio could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the portfolio could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

  Swap Agreements

  Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the portfolio's exposure to interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

  Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

  Swap agreements tend to shift the investment exposure of the portfolio from one type of investment to another. For example, if the portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the investments of the portfolio and its share price.

  The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the portfolio. If a swap agreement calls for payments by the portfolio, the portfolio must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

  The portfolio may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If the portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement.

Risks of Derivatives

  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the portfolio than if it had not entered into any derivatives transactions. Derivatives may magnify the portfolio's gains or losses, causing it to make or lose substantially more than it invested.

  When used for hedging purposes, increases in the value of the securities the portfolio holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the portfolio to greater risks.

  Correlation of Prices

  The portfolio's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the portfolio is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if the portfolio's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the portfolio may lose money, or may not make as much money as it could have.

  Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence.

  . Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract.

  . A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops.

  . Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

  Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

  While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the portfolio. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the portfolio's investments precisely over time.

  Lack of Liquidity

  Before a futures contract or option is exercised or expires, the portfolio can terminate it only by entering into a closing purchase or sale transaction. Moreover, a portfolio may close out a futures contract only on the exchange the contract was initially traded. Although a portfolio intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the portfolio may not be able to close out its position. In an illiquid market, the portfolio may:

  . Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so.
  .  Have to purchase or sell the instrument underlying the contract.
  .  Not be able to hedge its investments.
  .  Not be able realize profits or limit its losses.

  Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

  . An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility.

  . Unusual or unforeseen circumstances may interrupt normal operations of an exchange.
  . The facilities of the exchange may not be adequate to handle current trading volume .
  . Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity.
  . Investors may lose interest in a particular derivative or category of derivatives.

  Management Risk

  If the adviser incorrectly predicts stock market and interest rate trends, the portfolio may lose money by investing in derivatives. For example, if the portfolio were to write a call option based on its adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the portfolio were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

  Volatility and Leverage

  The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including

  .  Actual and anticipated changes in interest rates,

  .  Fiscal and monetary policies

  .  National and international political events.

  Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the prince of a derivative may vary from the settlement price of that derivative at the end of the trading on previous day. Once the price of a derivative reaches this value, a portfolio may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative's prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

  Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the portfolio and it may lose more than it originally invested in the derivative.

  If the price of a futures contract changes adversely, the portfolio may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The portfolio may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Equity Securities
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Types of Equity Securities

  Common Stocks

  Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

  Preferred Stocks

  Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other resects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

  Convertible Securities

  Convertible securities are debt securities and preferred stocks that are convertible into common stock at a specified price or conversion ratio. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. Their market price tends to go up if the stock price moves up.

  Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities.

  Rights and Warrants

  A right is a privilege granted to exiting shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

  An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities

  General Risks of Investing in Stocks

  While investing in stocks allows a portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

  . Factors affecting an entire industry, such as increases in production costs.

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

  Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

  Small and Medium-Sized Companies

  A small or medium-sized company is a company whose market capitalization falls with the range specified in the prospectus of the portfolio. Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

  Technology Companies

  Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

Foreign Securities
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Types of Foreign Securities

  Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. People can invest in foreign securities in a number of ways:

  . They can invest directly in foreign securities denominated in a foreign currency.

  .  They can invest in American Depositary Receipts.

  .  They can invest in investment funds.

  American Depositary Receipts (ADRs)

  American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

  Emerging Markets

  An "emerging country" is generally country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

  Investment Funds

  Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. The portfolio may invest in these investment funds subject to the provisions of the 1940 Act. If a portfolio invests in such investment funds, its shareholders will bear not only their proportionate share of the expenses of the portfolio (including operating expenses and the fees of the adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

Risks of Foreign Securities

  Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

  Political and Economic Factors

  Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect a portfolio's investments.

  . The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt.

  . Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends.

  . The economies of many foreign countries are dependnt on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions.

  . The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes.

  . A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit ability of a portfolio to invest a particular country or make it very expensive for the portfolio to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

  Information and Supervision

  There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about United States companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable United States companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

  Stock Exchange and Market Risk

  The adviser anticipates that in most cases an exchange or over-the-counter
  (OTC) market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stocks markets tend to differ from those in the United States in a number of ways:

  . They are generally not as developed or efficient as, and more volatile, than those in the United States .

  .  They have substantially less volume.

  . Their securities tend to be less liquid and to experience rapid and erratic price movements.

  . Commissions on foreign stocks are generally higher and subject to set minimum rates, as opposed to negotiated rates.

  . Foreign security trading, settlement and custodial practices are often less developed than those in U.S. markets.

  . They may have different settlement practices, which may cause delays and increase the potential for failed settlements.

  Foreign Currency Risk

  While, the portfolio's net asset value is denominated in United States dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in a the value of a foreign currency against the United States dollar will result in a corresponding change in
  value of the securities held by a portfolio.   Some of the factors that may
  impair the investments denominated in a foreign currency are:

  . It may be expensive to convert foreign currencies into United States dollars and vice versa .
  . Complex political and economic factors may significantly affect the values of various currencies, including United States dollars, and their exchange rates.
  . Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

  . There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.

  . Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable.

  . The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

  Taxes

  Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries the portfolio may recover a portion of these taxes, the portion it cannot recover will reduce the income the portfolio receives from its investments. The portfolio does not expect such foreign withholding taxes to have a significant impact on performance.

  Emerging Markets

  Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

  .  Have relatively unstable governments.

  . Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets
  .  Offer less protection of property rights than more developed countries.


  . Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

  . Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The Euro

  The single currency for the European Economic and Monetary Union ("EMU"), the Euro, is scheduled to replace the national currencies for participating member countries over a period that began on January 1, 1999 and ends in July 2002. At the end of that period, use of the Euro will be compulsory and countries in the EMU will no longer maintain separate currencies in any form. Until then, however, each country and issuers within each country are free to choose whether to use the Euro.

  On January 1, 1999, existing national currencies became denominations of the Euro at fixed rates according to practices prescribed by the European Monetary Institute and the Euro became available as a book-entry currency. On or about that date, member states began conducting financial market transactions in Euros and redenominating many investments, currency balances and transfer mechanisms into Euros. The portfolio also anticipates pricing, trading, settling and valuing investments whose nominal values remain in their existing domestic currencies in Euros. Accordingly, the portfolio expects the conversion to the Euro to impact investments in countries that will adopt the Euro in all aspects of the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting. Some of the uncertainties surrounding the conversion to the Euro include:

  . Will the payment and operational systems of banks and other financial institutions be ready by the scheduled launch date?

  . Will the conversion to the Euro have legal consequences on outstanding financial contracts that refer to existing currencies rather than Euro?

  .  How will existing currencies be exchanged into Euro?

  . Will suitable clearing and settlement payment systems for the new currency be created?

Investment Companies
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  A portfolio may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by the portfolio. Like other shareholders, each portfolio would pay its proportionate share those fees. Consequently, shareholders of a portfolio would pay not only the management fees of the portfolio, but also the management fees of the investment company in which the portfolio invests.

  The SEC has granted an order that allows each portfolio to invest the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is:

  .  For cash management purposes.

  .  Consistent with the portfolio's investment policies and restrictions.

  . The adviser to the investing portfolio waives any fees it earns on the assets of the portfolio that are invested in the UAM DSI Money Market Portfolio.
  The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
-----------------------------------------------------------------------------
  In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than 7 days). The portfolios normally use repurchase agreements to earn income on assets that are not invested.

  When it enters into a repurchase agreement, a portfolio will:

  . Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form.

  . Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (i.e., it will require the borrower "mark to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
-------------------------------------------------------------------------------
  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
-----------------------------------------------------------------------------
  A portfolio may lend a portion of its total assets to broker- dealers or other financial institutions. The portfolio may then reinvest the collateral it receives in short-term securities and money market funds. When a portfolio lends its securities, it will follow the following guidelines:

  . The borrower must provide collateral at least equal to the market value of the securities loaned.

  . The collateral must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

  . The borrower must add to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

  .  The portfolio must be able to terminate the loan at any time.

  . The portfolio must receive reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

  . The portfolio must determine that the borrower is an acceptable credit risk.

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that the borrower fails financially become financially unable to honor its contractual obligations. If this happens, the portfolio could

  . Lose its rights in the collateral and not be able to retrieve the securities it lent to the borrower.

  .  Experience delays in recovering its securities.

SHORT SALES
--------------------------------------------------------------------------------

Description of Short Sales

  Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

  Investors typically sell securities short to:

  .  Take advantage of an anticipated decline in prices.

  .  Protect a profit in a security it already owns.

  A portfolio can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the portfolio replaces the borrowed security. Likewise, a portfolio can profit if the price of the security declines between those dates.

  To borrow the security, a portfolio also may be required to pay a premium, which would increase the cost of the security sold. A portfolio will incur transaction costs in effecting short sales. A portfolio's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the portfolio may be required to pay in connection with a short sale.

  The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

Short Sales Against the Box

  In addition, a portfolio may engage in short sales "against the box". In a short sale against the box, the portfolio agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. A portfolio will incur transaction costs to open, maintain and close short sales against the box.

Restrictions on Short Sales

  A portfolio will not short sell a security if:

  . After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the portfolio net assets.

  . The market value of the securities of any single issuer that have been sold short by the portfolio would exceed the two percent (2%) of the value of the portfolio's net assets.

  . Such securities would constitute more than two percent (2%) of any class of the issuer's securities.

  Whenever a portfolio sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
  (b) any cash or U.S. Government securities the portfolio is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

Management Of The Fund

  The governing board manages the business of the fund. The governing board elects officers who to manage the day-to-day operations of the fund and to execute policies the board has formulated. The fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, the fund reimburses each independent board member for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The fund does not pay board members that are affiliated with the fund for their services as board members. UAM or its affiliates or CGFSC pay the fund's officers.

  The following table lists the board members and officers of the fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex, which is currently comprised of 50 portfolios. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                                   Total
                                                                                               Aggregate        Compensation
Name, Address, DOB        Position with    Principal Occupations During the Past 5           Compensation        From UAM
                             Fund                     Years                                from Fund as of     Funds Complex
                                                                                               4/30/99         as of 12/31/99
John T. Bennett, Jr.      Board            President of Squam Investment Management
College Road -- RFD 3     Member           Company, Inc. and Great Island Investment
Meredith, NH 03253                         Company  Inc.; President of Bennett Manage-
1/26/29                                    ment Company from 1988 to 1993.
-----------------------------------------------------------------------------------------------------------------------------
Nancy J. Dunn             Board            Financial Officer of World Wildlife Fund since
10 Garden Street          Member           January 1999. Formerly, Vice President for Finance
Cambridge, MA 02138                        and Administration and Treasurer of Radcliffe
8/14/51                                    College from 1991 to 1999.
-----------------------------------------------------------------------------------------------------------------------------
William A. Humenuk        Board            Executive Vice President and Chief Administrative
100 King Street West      Member           Officer of Philip Services Corp.; Formerly, a
P.O. Box 2440, LCD-1                       Partner in the Philadelphia office of the law firm
Hamilton Ontario,                          Dechert Price & Rhoads and a Director of Hofler
Canada L8N-4J6                             Corp.
4/21/42
-----------------------------------------------------------------------------------------------------------------------------
Philip D. English         Board            President and Chief Executive Officer of
16 West Madison Street    Member           Broventure Company, Inc.; Chairman of the Board of
Baltimore, MD 21201                        Chektec Corporation and Cyber Scientific, Inc
8/5/48
-----------------------------------------------------------------------------------------------------------------------------
James P. Pappas*          Board            President of UAM Investment Services, Inc. since        0                  0
211 Congress Street       Member           March 1999 and Vice President UAM Trust Company
Boston, MA 02110                           since January 1996; Principal of UAM Fund
2/24/53                                    Distributors, Inc. since December 1995; formerly
                                           Vice President of UAM Investment Services, Inc.
                                           from January 1999 to 1996 and a Director and Chief
                                           Operating Officer of CS First Boston Investment
                                           Management from 1993-1995.
-----------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer*         Board            Chairman, Chief Executive Officer and a Director        0                  0
One International Place   Member;          of United Asset Management Corporation; Director,
Boston, MA 02110          President        Partner or Trustee of each of the Investment
3/21/35                   and              Companies of the Eaton Vance Group of Mutual Funds.
                          Chairman
-----------------------------------------------------------------------------------------------------------------------------
Peter M. Whitman, Jr.*    Board Member     President and Chief Investment Officer of Dewey         0                  0
One Financial Center                       Square Investors Corporation since 1988; Director
Boston, MA 02111                           and Chief Executive Officer of H.T. Investors,
7/1/43                                     Inc., formerly a subsidiary of Dewey Square.
-----------------------------------------------------------------------------------------------------------------------------
William H. Park           Vice President   Executive Vice President and Chief Financial            0                  0
One International Place                    Officer of United Asset Management Corporation.
Boston, MA 02110
9/19/47
-----------------------------------------------------------------------------------------------------------------------------
Gary L. French            Treasurer        President of UAMFSI and UAMFDI, formerly Vice           0                  0
211 Congress Street                        President of Operations, Development and Control
Boston, MA 02110                           of Fidelity Investments in 1995; Treasurer of the
7/4/51                                     Fidelity Group of Mutual Funds from 1991 to 1995.
-----------------------------------------------------------------------------------------------------------------------------
Michael E. DeFao          Secretary        Vice President and General Counsel of UAMFSI and        0                  0
211 Congress Street                        UAMFDI; Associate Attorney of Ropes & Gray (a law
Boston, MA 02110                           firm) from 1993 to 1995.
2/28/68
-----------------------------------------------------------------------------------------------------------------------------
Robert R. Flaherty        Assistant        Vice President of UAMFSI; formerly Manager of Fund      0                  0
211 Congress Street       Treasurer        Administration and Compliance of CGFSC from 1995
Boston, MA 02110                           to 1996; Senior Manager of Deloitte & Touche LLP
9/18/63                                    from 1985 to 1995,
-----------------------------------------------------------------------------------------------------------------------------
Michael J. Leary          Assistant        Vice President of Chase Global Funds Services           0                  0
73 Tremont Street         Treasurer        Company since 1993.  Manager of Audit at Ernst &
Boston, MA  02108                          Young from 1988 to 1993.
11/23/65
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Total
                                                                                               Aggregate        Compensation
Name, Address, DOB        Position with    Principal Occupations During the Past 5           Compensation        From UAM
                             Fund                     Years                                from Fund as of     Funds Complex
                                                                                               4/30/99         as of 12/31/99
Michelle Azrialy          Assistant        Assistant Treasurer of Chase Global Funds Services      0                  0
73 Tremont Street         Secretary        Company since 1996.  Senior Public Accountant with
Boston, MA 02108                           Price Waterhouse LLP from 1991 to 1994.
4/12/69

Investment Advisory And Other Services


INVESTMENT ADVISER
--------------------------------------------------------------------------------

Control Of Adviser

  Each adviser is a subsidiary of UAM. UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized more than 50 UAM Affiliated Firms. UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.

Investment Advisory Agreement

  This section summarizes some of the important provisions of each of the portfolio's Investment Advisory Agreements. The Fund has filed each agreement with the SEC as part of its registration statement on Form N-1A.

  Service Performed by Adviser
  Each adviser:

  .  Manages the investment and reinvestment of the assets of the portfolios.

  . Continuously reviews, supervises and administers the investment program of the portfolios.

  . Determines what portion of portfolio's assets will be invested in securities and what portion will consist of cash.

  Limitation of Liability

  In the absence of (1) willful misfeasance, bad faith, or gross negligence on the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

Continuing an Advisory Agreement

  An Investment Advisory Agreement continues in effect for periods of one year so long as such continuance is specifically approved at least annually by a:

  . Majority of those Members who are not parties to the Investment Advisory Agreement or interested persons of any such party;

  . (2) (a) majority of the Members or (b) a majority of the shareholders of the portfolio.

Terminating an Advisory Agreement

  . The Fund may terminate an Investment Advisory Agreement at any time, without the payment of any penalty if:

  .  A majority of the portfolio's shareholders vote to do so; and

  .  It gives the adviser 60 days' written notice.

  . The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.


DISTRIBUTOR
--------------------------------------------------------------------------------
  UAMFDI is the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI receives no compensation for its services, and any amounts it may receive under a Service and Distribution Plan are passed through their entirety to third parties. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Administrator

  Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

  UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including:

  .  Taxes, interest, brokerage fees and commissions.

  . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

  .  SEC fees and state Blue-Sky fees.

  .  EDGAR filing fees.

  .  Processing services and related fees.

  .  Advisory and administration fees.

  . Charges and expenses of pricing and data services, independent public accountants and custodians.

  .  Insurance premiums including fidelity bond premiums.

  .  Outside legal expenses.

  .  Costs of maintenance of corporate existence.

  . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

  . Printing and production costs of shareholders' reports and corporate meetings.

  .  Cost and expenses of Fund stationery and forms.

  .  Costs of special telephone and data lines and devices.

  .  Trade association dues and expenses.

  .  Any extraordinary expenses and other customary Fund expenses.

  The Fund Administration Agreement continues in effect from year to year if the Board specifically approves such continuance every year. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement automatically terminates upon its assignment by UAMFSI without the prior written consent of the Fund.

  UAMFSI will from time to time employ other people to assist it in performing its duties under the Fund Administration Agreement. Such people may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such people for such employment. The Fund will not incur any obligations with respect to such people.

Sub-Administrator

  UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.

Sub-Transfer Agent and Sub-Shareholder Servicing Agent

  UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

  UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.

Administrative Fees

  Each portfolio pay UAMFSI and CGFSC for the administrative services they provide. For more information concerning these fees, see "How Much does the Portfolio Pay for Administrative Services?" in Part I of this SAI.


CUSTODIAN
--------------------------------------------------------------------------------
  The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

INDEPENDENT PUBLIC ACCOUNTANT
--------------------------------------------------------------------------------
  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountant for the Fund.

Brokerage Allocation And Other Practices


SELECTION OF BROKERS
--------------------------------------------------------------------------------
  The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

  It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.

SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
  The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser.

BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
Equity Securities

  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

Debt Securities

  Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.



Capital Stock And Other Securities


THE FUND
--------------------------------------------------------------------------------
  The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust." The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

DESCRIPTION OF SHARES AND VOTING RIGHTS
--------------------------------------------------------------------------------
  The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board has the power to designate one or more series (portfolios) or classes of shares of beneficial interest without shareholder approval. The Board has authorized three classes of shares: Institutional Class, Institutional Service Class, and Advisor Class. Not all of the portfolios issue all of the classes.

Description of Shares

  When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Board.

  If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. A majority of the Board may authorize the liquidation of any portfolio or class at any time.

  The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.

Class Differences

  The Board has authorized three classes of shares, Institutional, Institutional Service and Advisor. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects.

  . Institutional Service Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures.

  . Advisor Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. Advisor Shares also charge a sales load on purchases.

  .  Each class of shares has different exchange privileges.

  Distribution and shareholder servicing fees reduce a class's:

  .  Net income

  .  Dividends

  .  NAV to the extent the portfolio has undistributed net income.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividend and Distribution Options

  There are three ways for shareholders to receive dividends and capital gains:

  Income dividends and capital gains distributions are reinvested in additional shares at net asset value

  Income dividends are paid in cash and capital gains distributions are reinvested in additional shares at NAV.

  Income dividends and capital gains distributions are paid in cash.

  Unless the shareholder elects otherwise in writing, the fund will automatically reinvest all dividends in additional shares of the portfolio at NAV (as of the business day following the record date). Shareholders may change their dividend and distributions option by writing to the fund at least three days before the record date for income dividend or capital gain distribution.

  The fund sends account statements to shareholders whenever it pays an income dividend or capital gains distribution.

Taxes on Distributions

  Each portfolio intends to distribute substantially all of its net investment income and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, a portfolio cannot predict the time or amount of any such dividends or distributions.

  Each portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The capital gains/losses of one portfolio will not be offset against the capital gains/losses of another portfolio.

"Buying a Dividend"

  Distributions by the portfolio reduce its NAV. A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or just before the "record date" (the date that establishes which shareholders will receive an upcoming distribution) for a distribution, you will receive some of the money you invested as a taxable distribution.



PURCHASE REDEMPTION AND PRICING OF SHARES


NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Calculating NAV

  The purchase and redemption price of the shares of a portfolio is equal to the NAV of the portfolio. The fund calculates the NAV of a portfolio by subtracting its liabilities from its total assets and dividing the result by the total number of shares outstanding. For purposes of this calculation

  .  Liabilities include accrued expenses and dividends payable.

  . Total assets include the market value of the securities held by the portfolio, plus cash and other assets plus income accrued but not yet received.

  Each portfolio normally calculates its NAV as of the close of trading on the NYSE every day the NYSE is open for trading. The NYSE usually closes at 4:00 p.m. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

How the Fund Values it Assets

  Equity Securities

  Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Debt Securities

  Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the governing board determines that amortized cost reflects fair value.

  Other Assets

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.


PURCHASE OF SHARES
--------------------------------------------------------------------------------
  Service Agents may enter confirmed purchase orders on behalf of their customers. To do so, the Service Agent must receive your investment order before the close of trading on the NYSE and must transmit it to the fund before the close of its business day to receive that day's share price. The fund must receive proper payment for the order by the time the portfolio calculates its NAV on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

  Shareholders can buy full and fractional (calculated to three decimal places) shares of a portfolio. The fund will not issue certificates for fractional shares and will only issue certificates for whole shares upon the written request of a shareholder.

  The Fund may reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts, such as employee benefit plans or under circumstances, where certain economies can be achieved in sales of the portfolio's shares.

In-Kind Purchases

  At its discretion, the fund may permit shareholders to purchase shares of the portfolio with securities, instead of cash. If the fund allows a shareholder to make an in-kind purchase, it will value such securities according to the policies described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. The fund will issue shares of the portfolio at the NAV of the portfolio determined as of the same time.

  The fund will only acquire securities through an in-kind purchase for investment and not for immediate resale. The fund will only accept in-kind purchases if the transaction meets the following conditions:

  .  The securities are eligible investments for the portfolio.

  .  The securities have readily available market quotations.

  . The investor represents and agrees that the securities are liquid and that there are no restrictions on their resale imposed by the 1933 Act or otherwise.

  . All dividends, interest, subscription, or other rights pertaining to such securities become the property of the portfolio and are delivered to the fund by the investor upon receipt from the issuer.

  . Immediately after the transaction is complete, the value of all securities of the same issuer held by the portfolio cannot exceed 5% of the net assets of the portfolio. This condition does not apply to U.S. government securities.

  Investors who are subject to Federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------
  When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

  Requests to redeem shares must include:

  .  Share certificates, if issued.

  . A letter of instruction or an assignment specifying the number of shares or dollar amount the shareholder wishes to redeem signed by all registered owners of the shares in the exact names in which they are registered.

  .  Any required signature guarantees (see "Signature Guarantees").

  . Estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations must submit any other necessary legal documents.

By Telephone

  Shareholders may not do the following by telephone:

  . Change the name of the commercial bank or the account designated to receive redemption proceeds. To change an account in the manner, you must submit a written request that each shareholder signed, with each signature guaranteed).

  .  Redeem shares represented by a certificate.

  The fund and its UAMSSC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened and before effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The fund or UAMSSC may be liable for any losses due to unauthorized or fraudulent telephone instructions if the fund or the UAMSSC does not employ the procedures described above. Neither the fund nor the UAMSSC will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

Redemptions-In-Kind

  If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

  However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.

Signature Guarantees

  The fund requires signature guarantees for certain types of documents, including.

  .  Written requests for redemption.

  . Separate instruments for assignment ("stock power"), which should specify the total number of shares to be redeemed

  .  On all stock certificates tendered for redemption.

  The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account and to protect your account, the Fund and its sub-transfer agent from fraud.

  The fund will accept signature guarantees from any eligible guarantor institution, as defined by the Securities Exchange Act of 1934 that participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. You can get a complete definition of eligible guarantor institutions by calling 1-877-826-5465. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

Other Redemption Information

  Normally, the fund will pay for all shares redeemed under proper procedures within seven days after it received your request. However, the fund will pay your redemption proceeds earlier as applicable law so requires.

  The Fund may suspend redemption privileges or postpone the date of payment:

  .  When the NYSE and custodian bank are closed

  .  Trading on the NYSE is restricted.

  . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

  .  For such other periods as the Commission may permit.

EXCHANGE PRIVILEGE
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  The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Institutional Service Class shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

  Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.

TRANSFER OF SHARES
--------------------------------------------------------------------------------
  Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

Performance Calculations

  Each portfolio measures its performance by calculating its yield and total return. Yield and total return figures are based on historical earnings and are not intended to indicate future performance. The SEC has adopted rules that require mutual funds to present performance quotations in a standard manner. Mutual funds can present non-standard performance quotations only if they also provide certain standardized performance information that they have computed according to the requirements of the SEC. The fund calculates its current yield and average annual compounded total return information using the method of computing performance mandated by the SEC.

  The fund calculates separately the performance for the Institutional Class and Service Class Shares of each portfolio. Dividends paid by a portfolio with respect to Institutional Class and Service Class Shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Service Class Shares will be borne exclusively by that class.

TOTAL RETURN
--------------------------------------------------------------------------------
  Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  The fund calculates the average annual total return of a portfolio by finding the average annual compounded rates of return over one, five and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Institutional Service Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

  The fund calculates these figures according to the following formula:

     P (1 + T)/n/ = ERV

     Where:

     P    =    a hypothetical initial payment of $1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD
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  Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

  The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Institutional Service Class shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

  Yield is obtained using the following formula:

     Yield = 2[((a-b)/(cd)+1)/6/-1]

     Where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.

COMPARISONS
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  To help investors evaluate how an investment in a portfolio might satisfy their investment objectives, the Fund and UAMFDI may advertise the performance of a portfolio. The Fund or UAMFDI may include this information in sales literature and advertising. Appendix B lists the publications, indices and averages that the fund may be use. These types of advertisements generally:

  Discuss various measures of the performance of a portfolio.

  Compare the performance of a portfolio to the performance of other investments, indices or averages.

  Compare the performance of a portfolio to data prepared by various independent services that monitor the performance of investment companies, data reported in financial and industry publications, and various indices.

  In comparing the performance of a portfolio, an investor should keep in mind that

  The composition of the investments in the reported indices and averages may be different from the composition of investments in the portfolio.

  Indices and averages are generally unmanaged.

  The formula used to calculate the performance of the index or average may be different from the formula used by the portfolio to calculate its performance.

  In addition, the fund cannot guarantee that a portfolio will continue this performance as compared to such other average or index.

Taxes

  In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

  The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

  If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

  Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.

Financial Statements

  The following documents are included in 1999 Annual Report of each portfolio, other than the FPA Crescent Portfolio:

  .  Financial statements for the fiscal year ended April 30, 1999.

  .  Financial highlights for the respective periods presented

  .  The report of PricewaterhouseCoopers LLP.

  The following documents are included in 1999 Annual Report of FPA Crescent
  Portfolio:

  .  Financial statements for the fiscal year ended March 31, 1999.

  .  Financial highlights for the periods presented

  .  The report of PricewaterhouseCoopers LLP.

  Each of the above-referenced documents is incorporated by reference into this SAI. However, no other parts of the portfolios' Annual Reports are incorporated by reference herein. Shareholders may get copies of the portfolios' Annual Reports free of charge by calling the UAM Funds at the telephone number appearing on the front page of this SAI.

                                   Glossary

          1933 Act means the Securities Act of 1933, as amended.

          1934 Act means the Securities Exchange Act of 1934, as amended.

          1940 Act means the Investment Company Act of 1940, as amended.

          Adviser means the investment adviser of the portfolio.

          Board member refers to a single member of the Fund's Board.

          Board refers to the Fund's Board of Trustees as a group.

          CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

          Fund refers to UAM Funds Trust.

          Governing Board, see Board.

          NAV is the net asset value per share of a portfolio. You can find information on how the fund calculates this number under "Purchase, Redemption and Pricing of Shares."

          NYSE is the New York Stock Exchange. Also known as "The Exchange" or "The Big Board," the NYSE is located on Wall Street and is the largest exchange in the United States.

          Portfolio refers to a single series of the Fund, while portfolios refer to all of the series of the Fund.

          SEC is the Securities and Exchange Commission. The SEC is the federal agency that administers most of the federal securities laws in the United States. In particular, the SEC administers the 1933 Act, the 1940 Act and the 1934 Act.

          UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Inc. II and all of their portfolios.

          UAM is United Asset Management Corporation.

          UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

          UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

          UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

          All terms that this SAI does not otherwise define, have the same meaning in the SAI as they do in the prospectus(es) of the portfolios.

               Appendix A:  Description of Securities and Ratings

MOODY'S INVESTORS SERVICE, INC.


PREFERRED STOCK RATINGS
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  aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stock .

  aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

  a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

  baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

  ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

  b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long periods of time may be small.

  caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

  ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

  c            This is the lowest rated class of preferred or preference stock.
               Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY
--------------------------------------------------------------------------------
  Aaa          Bonds which are rated Aaa are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba           Bonds which are rated Ba are judged to have speculative elements;
               their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY
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  Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               .    High rates of return on funds employed.

               . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               . Broad leading market positions in well-established industries.

               . margins in earnings coverage of fixed financial charges and high internal cash generation.

               . Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime    Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES


PREFERRED STOCK RATINGS
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  AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

  AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

  A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

  BB, B, CCC   Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

  C            A preferred stock rated C is a nonpaying issue.

  D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

  N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Plus (+) or  To provide more detailed indications of preferred stock quality,
  minus (-)    ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

LONG-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
  Issue credit ratings are based, in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

  Nature of and provisions of the obligation;

  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


  AAA An obligation rated AAA have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  BBB          An obligation rated BBB exhibits adequate protection parameters.
               However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligator to meet its financial commitment on the obligation.

  Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  CCC An obligation rated CCC is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

  CC An obligation rated CC is currently highly vulnerable to nonpayment.

  C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

  D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities: and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS
--------------------------------------------------------------------------------
  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

  A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

  A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligation in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

  A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

  D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


DUFF & PHELPS CREDIT RATING CO.


LONG-TERM DEBT AND PREFERRED STOCK
--------------------------------------------------------------------------------
  AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA+/AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A+/A/A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

  BBB+/BBB Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BBB-

  BB+/BB/BB-   Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

  B+/B/B- Below investment grade and possessing risk that obligation will not be net when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

  CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Issuer failed to meet scheduled principal and/or interest payments.

  DP           Preferred stock with dividend arrearages.


SHORT-TERM DEBT
--------------------------------------------------------------------------------
High Grade

  D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

  D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade

  D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade

  D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default

  D-5 Issuer failed to meet scheduled principal and/or interest payments.


FITCH IBCA RATINGS


INTERNATIONAL LONG-TERM CREDIT RATINGS
--------------------------------------------------------------------------------
Investment Grade

  AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment for financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  B Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

  BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  CCC,CC,C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

  DDD,DD,D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.


International Short-Term Credit Ratings

  F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

  F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

  D            Default.  Denotes actual or imminent payment default.

Notes

  "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1'.

  `NR'  indicates that Fitch IBCA does not rate the issuer or issue in question.

  `Withdrawn': A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                           Appendix B - Comparisons

          CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

          Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time in the price of goods and services in major expenditure groups.

          Donoghue's Money Fund Average -- is an average of all major money market fund yields, published weekly for 7 and 30-day yields.

          Dow Jones Industrial Average - a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

          Dow Jones Industrial Average -- an unmanaged price weighted average of 30 blue-chip stocks.


          Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

          Historical data supplied by the research departments of First Boston Corporation, J.P. Morgan & Co, Inc., Salomon Smith Barney, Merrill Lynch & Co., Inc., Lehman Brothers, Inc. and Bloomberg L.P.

          IBC's Money Fund Average/All Taxable - an average of all major money market fund yields, published weekly for 7- and 30-day yields.

          IFC Investable Index - an unmanaged index maintained by the International Finance Corporation. This index consists of 890 companies in 25 emerging equity markets, and is designed to measure more precisely the returns portfolio managers might receive from investment in emerging markets equity securities by focusing on companies and markets that are legally and practically accessible to foreign investors.

          Lehman Aggregate Bond Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index, and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities. It includes fixed rate issuers of investment grade (BBB) or higher, with maturities of at least one year and outstanding par values of at least $200 million for U.S. government issues and $25 million for others.

          Lehman Corporate Bond Index - an unmanaged indices of all publicly issues, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

          Lehman Government Bond Index -an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government). In addition to the aggregate index, sub-indices cover intermediate and long term issues.

          Lehman Government/Corporate Index -- an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, including U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of r U.S. government issues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

          Lehman High Yield Bond Index - an unmanaged index of fixed rate, non-investment grade debt. All bonds included in the index are dollar denominated, noncovertible, have at least one year remaining to maturity and an outstanding par value of at least $100 million.

          Lehman Intermediate Government/Corporate Index - an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index.

          Lipper 1-5 Year Short Investment Grade Debt Funds Average -- is an average of 100 funds that invest at least 65% of assets in investment grade debt issues (BBB or higher) with dollar-weighted average maturities of 5 years or less.

          Lipper Balanced Fund Index - an unmanaged index of open-end equity funds whose primary objective is to conserve principal by maintaining at all time a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

          Lipper Equity Income Fund Index - an unmanaged index of equity funds which seek relatively high current income and growth of income through investing 60% or more of the portfolio in equities.

          Lipper Equity Mid Cap Fund Index - an unmanaged index of funds which by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $5 billion at the time of purchase.

          Lipper Equity Small Cap Fund Index - an unmanaged index of funds by prospectus or portfolio practice invest primarily in companies with market capitalizations less than $1 billion at the time of purchase.

          Lipper Growth Fund Index - an unmanaged index composed of the 30 largest funds by asset size in this investment objective.

          Lipper Mutual Fund Performance Analysis and Lipper -Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestments of all distributions, exclusive of any applicable sales charges.

          Merrill Lynch 1-4.99 Year Corporate/Government Bond Index -- is an unmanaged index composed of U.S. treasuries, agencies and corporates with maturities from 1 to 4.99 years. Corporates are investment grade only (BBB or higher).

          Morgan Stanley Capital International EAFE Index -- arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

          Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

          NASDAQ Composite Index -- is a market capitalization, price only, unmanaged index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as national market System traded foreign common stocks and ADRs..

          New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance stocks listed on the New York Stock Exchange.

          Russell 1000 Index - an unmanaged index composed of the 1000 largest stocks in the Russell 3000 Index.

          Russell 2000 Growth Index - contains those Russell 2000 securities with higher price-to-book ratios and higher forecasted growth values.

          Russell 2000 Index -- an unmanaged index composed of the 2,000 smallest stocks in the Russell 3000 Index.

          Russell 2000 Value Index - contains those Russell 2000 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

          Russell 2500 Growth Index - contains those Russell 2500 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

          Russell 2500 Index - an unmanaged index composed of the 2,5000 smallest stocks in the Russell 3000.

          Russell 2500 Value Index - contains those Russell 2500 securities with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values then the Growth universe.

          Russell 3000 Index - composed of the 3,000 largest U.S. publically traded companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

          Russell Mid-Cap Index -- is composed of the 800 smallest stocks in the Russell 1000 Index, with an average capitalization of $1.96 billion.

          Salomon Smith Barney Global excluding U.S. Equity Index - an comprised of the smallest stocks (less than $1 billion market capitalization) of the Extended Market Index, of both developed and emerging markets.

          Salomon Smith Barney One to Three Year Treasury Index - an unmanaged index comprised of U.S. treasury notes and bonds with maturities one year or greater, but less than three years.

          Salomon Smith Barney Three-Month T-Bill Average -- the average for all treasury bills for the previous three-month period.

          Salomon Smith Barney Three-Month U.S. Treasury Bill Index - a return equivalent yield average based on the last three 3-month Treasury bill issues.

          Savings and Loan Historical Interest Rates -- as published by the U.S. Savings and Loan League Fact Book.

          Standard & Poors' 600 Small Cap Index - an unmanaged index comprised of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The index is comprised of stocks from the industrial, utility, financial, and transportation sectors.

          Standard & Poors' Midcap 400 Index -- consists of 400 domestic stocks chosen for market size (medium market capitalization of approximately $700 million), liquidity, and industry group representation. It is a market-value weighted index with each stock affecting the index in proportion to its market value.

          Standard & Poors' 500 Stock Index- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks.

          Standard & Poors' Barra Value Index - is constructed by dividing the securities in the S&P 500 Index according to price-to-book ratio. This index contains the securities with the lower price-to-book ratios; the securities with the higher price-to-book ratios are contained in the Standard & Poor's Barra Growth Index.

          Standard & Poors' Utilities Stock Price Index - a market capitalization weighted index representing three utility groups and, with the three groups, 43 of the largest utility companies listed on the New York Stock Exchange, including 23 electric power companies, 12 natural gas distributors and 8 telephone companies.

          Stocks, Bonds, Bills and Inflation, published by Ibbotson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. treasury bills and inflation.

          U.S. Three-Month Treasury Bill Average - the average return for all treasury bills for the previous three month period.

          Value Line -- composed of over 1,600 stocks in the Value Line Investment Survey.

          Wilshire Real Estate Securities Index - a market capitalization weighted index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies and partnerships. The index is used by he institutional investment community as a broad measure of the performance of public real estate equity for asset allocation and performance comparison.

          Wilshire REIT Index - includes 112 real estate investment trusts (REITs) but excludes seven real estate operating companies that are included in the Wilshire Real Estate Securities Index..


          Note: With respect to the comparative measures of performance for equity securities described herein, comparisons of performance assume reinvestment of dividends, except as otherwise stated.

                                    PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: PEA 30 = Post-Effective Amendment No. 30 filed on April 22, 1999, PEA 29 = Post-Effective Amendment No. 29 filed on April 12, 1999, PEA 27 = Post-Effective Amendment No. 27 filed on February 5, 1999, PEA 24 = Post Effective Amendment No. 24 filed on July 10, 1998; PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998; PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997.


Exhibit                                                                                                   Incorporated by
                                                                                                          Reference to
                                                                                                          (Location):
---------------------------------------------------------------------------------------------------------------------------
   A.1.    Agreement and Declaration of Trust                                                             PEA 24
---------------------------------------------------------------------------------------------------------------------------

     2.    Certificate of Trust                                                                           PEA 24
---------------------------------------------------------------------------------------------------------------------------
     3.    Certificate of Amendment to Certificate of Trust                                               PEA 24
---------------------------------------------------------------------------------------------------------------------------
   B.1.    By-Laws                                                                                        PEA 24
---------------------------------------------------------------------------------------------------------------------------
     2.    Amendment to By-Laws dated December 10, 1998                                                   PEA 27
---------------------------------------------------------------------------------------------------------------------------
   C.1.    Form of Specimen Share Certificate                                                             PEA 24
---------------------------------------------------------------------------------------------------------------------------
     2.    The rights of security holders are defined in the Registrant's Agreement and Declaration of    PEA 24
           Trust and By-Laws
---------------------------------------------------------------------------------------------------------------------------
   D.1.    Investment Advisory Agreement between Registrant and Barrow, Hanley, Mewhinney & Strauss       PEA 27
---------------------------------------------------------------------------------------------------------------------------
     2.    Investment Advisory Agreement between Registrant and Cambiar Investors, Inc.                   PEA 27
---------------------------------------------------------------------------------------------------------------------------
     3.    Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
           (Intermediate Bond Portfolio)
---------------------------------------------------------------------------------------------------------------------------
     4.    Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
           (Value/Contrarian Portfolio)
---------------------------------------------------------------------------------------------------------------------------
     5.    Investment Advisory Agreement between Registrant and Dwight Asset Management Company           PEA 27
---------------------------------------------------------------------------------------------------------------------------
     6.    Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc.              PEA 27
---------------------------------------------------------------------------------------------------------------------------
     7.    Investment Advisory Agreement between Registrant and Hanson Investment Management Company      PEA 27
---------------------------------------------------------------------------------------------------------------------------
     8.    Investment Advisory Agreement between Registrant and Heitman/PRA Securities Advisors, Inc.     PEA 27
---------------------------------------------------------------------------------------------------------------------------
     9.    Investment Advisory Agreement between Registrant and Jacobs Asset Management, L.P.             PEA 27
---------------------------------------------------------------------------------------------------------------------------
    10.    Investment Advisory Agreement between Registrant and Murray Johnstone International Limited    PEA 27
---------------------------------------------------------------------------------------------------------------------------
    11.    Investment Advisory Agreement between Registrant and Pacific Financial Research, Inc.          PEA 27
---------------------------------------------------------------------------------------------------------------------------
    12.    Investment Advisory Agreement between Registrant and Pell Rudman Trust Company, N.A.           PEA 27
---------------------------------------------------------------------------------------------------------------------------
    13.    Investment Advisory Agreement between Registrant and Tom Johnson Investment Management         PEA 27
---------------------------------------------------------------------------------------------------------------------------
   E.1.    Distribution Agreement between Registrant and UAM Fund Distributors                            PEA 24
---------------------------------------------------------------------------------------------------------------------------
     2.    Distribution Agreement between Registrant and UAM Fund Distributors, Inc. dated as of March    PEA 29
           31, 1999 (Advisor Class Shares)
---------------------------------------------------------------------------------------------------------------------------
     2.    Distribution Agreement between Registrant and ACG Capital Corporation (Advisor Class Shares)   PEA 19
---------------------------------------------------------------------------------------------------------------------------
     4.    Amendment to Distribution Agreement between Registrant and ACG Capital Corporation dated as    PEA 29
           of March 31, 1999
---------------------------------------------------------------------------------------------------------------------------
     5.    Selling Dealer Agreement                                                                       PEA 24
---------------------------------------------------------------------------------------------------------------------------
   F.      Trustees' and Officers' Contracts and Programs                                                 Not applicable
---------------------------------------------------------------------------------------------------------------------------
   G.1.    Global Custody Agreement                                                                       PEA 16
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
    H.1.   Fund Administration Agreement                                                                 PEA 27
---------------------------------------------------------------------------------------------------------------------------
           Fund Administration Agreement Fee Schedule                                                    PEA 30
---------------------------------------------------------------------------------------------------------------------------
      2.   Mutual Funds Service Agreement                                                                PEA 16
---------------------------------------------------------------------------------------------------------------------------
    I.     Opinions and Consents of Counsel                                                              To be filed by
                                                                                                         amendment.
---------------------------------------------------------------------------------------------------------------------------
    J.     Consent of Independent Auditors                                                               To be filed by
                                                                                                         amendment.
---------------------------------------------------------------------------------------------------------------------------
    K.     Other Financial Statements                                                                    Not applicable
---------------------------------------------------------------------------------------------------------------------------
    L.     Purchase Agreement                                                                            PEA 24
---------------------------------------------------------------------------------------------------------------------------
    M.1.   Distribution Plan                                                                             PEA 24
---------------------------------------------------------------------------------------------------------------------------
      2.   Shareholder Services Plan                                                                     PEA 24
---------------------------------------------------------------------------------------------------------------------------
      3.   Service Agreement                                                                             PEA 24
---------------------------------------------------------------------------------------------------------------------------
    N.     Financial Data Schedule                                                                       Not applicable
---------------------------------------------------------------------------------------------------------------------------
    O.     Amended and Restated Rule 18f-3 Multiple Class Plan                                           PEA 24
---------------------------------------------------------------------------------------------------------------------------
    P.     Powers of Attorney                                                                            PEA 24, PEA 27
---------------------------------------------------------------------------------------------------------------------------

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                                  File No.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                                           801-31237
-----------------------------------------------------------------------------------------------------------------------------
Cambiar Investors, Inc.                                                                                             801-09538
-----------------------------------------------------------------------------------------------------------------------------
Chicago Asset Management Company                                                                                    801-20197
-----------------------------------------------------------------------------------------------------------------------------
Dwight Asset Management Company                                                                                     801-45304
-----------------------------------------------------------------------------------------------------------------------------
First Pacific Advisors, Inc.                                                                                        801-39512
-----------------------------------------------------------------------------------------------------------------------------
Hanson Investment Management Company                                                                                801-14817
-----------------------------------------------------------------------------------------------------------------------------
Heitman/PRA Securities Advisors, Inc.                                                                               801-48252
-----------------------------------------------------------------------------------------------------------------------------
Jacobs Asset Management, L.P.                                                                                       801-49790
-----------------------------------------------------------------------------------------------------------------------------
Murray Johnstone International Ltd.                                                                                 801-34926
-----------------------------------------------------------------------------------------------------------------------------
Pacific Financial Research, Inc.                                                                                    801-54352
-----------------------------------------------------------------------------------------------------------------------------
Tom Johnson Investment Management, Inc.                                                                             801-42549

-------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address             Positions and Offices with Pell Rudman Trust   Positions and Offices with Pell
                                                Company, N.A.                                  Rudman & Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey S. Thomas                               Director                                       Chief Financial Officer of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Edward I. Rudman                                Director                                       Chairman and President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
James S. McDonald                               Director                                       Executive Vice President of
100 Federal Street                                                                             Pell, Rudman & Co., Inc.
Boston, Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Susan W. Hunnewell                              Director                                       Senior Vice President of Pell,
100 Federal Street                                                                             Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

   (a) UAM Fund Distributors, Inc. acts as distributor of the registrant's shares. ACG Capital Corporation also acts as distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

   (b) The information required with respect to each director and officer of UAM Fund Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

   (c) The information required with respect to each Director and officer of ACG Capital Corporation is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

   (d)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

Name and Address of Service Provider                          Relationship with Registrant
-------------------------------------------------------------------------------------------------------------------------------
The Chase Manhattan Bank                                      Custodian bank
4 Chase MetroTech Center
Brooklyn, New York, 11245
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Chase Global Funds Services Company                           Sub-administrator
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------------------------------------------------------
UAM Fund Services, Inc.                                       Administrator
211 Congress Street, 4th Floor
Boston, Massachusetts 02110

UAM Shareholder Services Center, Inc.                         Sub-shareholder servicing agent
825 Duportail Road
Wayne, PA 19087
-------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.                                             Sub-transfer agent
210 West 10th Street
Kansas City, Missouri 64105

The registrant's investment advisers will also maintain physical possession of certain of the books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 18th day of May 1999.

                                            UAM FUNDS TRUST


                                            /s/ Michael E. DeFao
                                            --------------------
                                            Michael E. DeFao
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the 18th day of May, 1999:


               *
______________________________
Norton H. Reamer, Chairman and
 President

               *
______________________________
John T. Bennett, Jr., Trustee

               *
___________________________
Nancy J. Dunn, Trustee

               *
___________________________
Philip D. English, Trustee

               *
___________________________
William A. Humenuk, Trustee

               *
______________________________
Peter M. Whitman, Jr., Trustee

               *
___________________________
James P. Pappas, Trustee


/s/ Gary L. French
------------------
Gary L. French, Treasurer


/s/ Michael E. DeFao
--------------------
* Michael E. DeFao
(Attorney-in-Fact)